UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Treasury Obligations — 100.0%
	U.S. Treasury Bills — 97.2%
375,000	0.120%, 06/25/09 (n)	374,970
1,350,000	0.162%, 07/23/09 (n)	1,349,685
2,000,000	0.163%, 07/30/09 (n)	1,999,466
2,737,331	0.165%, 06/04/09 (n)	2,737,294
500,000	0.170%, 08/27/09 (n)	499,795
700,000	0.173%, 07/16/09 (n)	699,849
608,610	0.176%, 07/09/09 (n)	608,497
2,300,000	0.179%, 08/06/09 (n)	2,299,244
1,341,000	0.179%, 08/20/09 (n)	1,340,465
1,790,000	0.180%, 06/18/09 (n)	1,789,848
503,780	0.191%, 07/02/09 (n)	503,697
2,559,765	0.193%, 06/11/09 (m) (n)	2,559,628
500,000	0.198%, 08/13/09 (n)	499,799
500,000	0.381%, 09/15/09 (n)	499,441
350,000	0.497%, 04/01/10 (n)	348,537
250,000	0.643%, 11/19/09 (n)	249,240
50,000	0.684%, 12/17/09 (n)	49,812
1,000,000	0.986%, 10/22/09 (n)	996,117

		19,405,384

	U.S. Treasury Notes — 2.8%
500,000	4.625%, 07/31/09	503,671
50,000	6.000%, 08/15/09	50,571

		554,242

	Total Investments — 100.0%
	(Cost $19,959,626)*	19,959,626
	Other Assets in Excess of Liabilities — 0.0% (g)	3,502

	NET ASSETS — 100.0%	$19,963,128

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(g)	Amount rounds to less than 0.1%.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ –	$ –
Level 2 – Other significant observable inputs	19,959,626	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 19,959,626	$ –

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 121.4%
	Asset-Backed Securities — 1.6%
84	American Express Credit Account Master Trust, Series 2004-C, Class C, VAR, 0.844%, 02/15/12 (e)	83
	Countrywide Asset-Backed Certificates,
8	Series 2004-1, Class 3A, VAR, 0.589%, 04/25/34 (m)	5
590	Series 2004-1, Class M1, VAR, 0.809%, 03/25/34 (m)	304
480	Series 2004-1, Class M2, VAR, 0.859%, 03/25/34 (m)	299
94	Series 2005-3, Class AF3, VAR, 4.823%, 08/25/35 (m)	91
353	Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 0.356%, 12/20/54 (m)	231
181	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.569%, 11/25/35(m)	165
610	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.759%, 03/25/35 (m)	176
529	Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, VAR, 0.539%, 01/25/36 (m)	317

	Total Asset-Backed Securities (Cost $2,928)	1,671

	Collateralized Mortgage Obligations — 12.1%
	Agency CMO — 3.6%
	Federal Home Loan Mortgage Corp. REMICS,
3,492	Series 2701, Class ST, IF, IO, 6.656%, 08/15/21 (m)	237
2,106	Series 2779, Class SM, IF, IO, 6.806%, 10/15/18 (m)	166
3,026	Series 2861, Class GS, IF, IO, 6.856%, 01/15/21 (m)	66
772	Series 2891, Class LI, IO, 5.000%, 06/15/24 (m)	9
1,408	Series 2931, Class GA, 5.000%, 11/15/28 (m)	1,458
974	Series 2971, Class PI, IO, 5.500%, 03/15/26 (m)	21
216	Series 2980, Class QB, 6.500%, 05/15/35 (m)	231
1,989	Series 3149, Class IU, IO, 6.000%, 09/15/25 (m)	50
1,165	Federal National Mortgage Association REMICS, Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	50
6,106	Federal National Mortgage Association STRIPS, Series 378, Class 5, IO, 5.000%, 07/01/36 (m)	663
	Federal National Mortgage Association Whole Loan,
57	Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	59
797	Series 2003-W6, Class 1A41, 5.398%, 10/25/42 (m)	816
75	Government National Mortgage Association, Series 2004-44, Class PK, IO, 5.500%, 10/20/27 (f) (m)	–	(h)

		3,826

	Non-Agency CMO — 8.5%
	Adjustable Rate Mortgage Trust,
88	Series 2005-4, Class 7A2, VAR, 0.539%, 08/25/35 (m)	39
439	Series 2005-5, Class 6A21, VAR, 0.539%, 09/25/35 (m)	209
831	Citigroup Mortgage Loan Trust, Inc., Series 2007-12, Class 2A1, 6.500%,10/25/36 (e) (m)	450
1,870	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.000%, 11/25/36 (m)	1,119
	Countrywide Home Loan Mortgage Pass-Through Trust,
652	Series 2002-22, Class A20, 6.250%, 10/25/32 (m)	639
279	Series 2006-10, Class 1A10, 5.850%, 05/25/36 (m)	247
351	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.000%, 09/25/34 (m)	352
2,327	Residential Accredit Loans, Inc., Series 2006-QS11, Class 1A1, 6.500%, 08/25/36 (m)	1,104
149	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36(e) (i)	143
265	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21, VAR, 0.639%, 01/25/45	119
	Wells Fargo Mortgage Backed Securities Trust,
379	Series 2003-2, Class A6, 5.250%, 02/25/18	376
1,826	Series 2003-M, Class A1, VAR, 4.701%, 12/25/33	1,638
1,070	Series 2006-AR3, Class A1, VAR, 5.712%, 03/25/36	760
2,984	Series 2007-AR4, Class A1, VAR, 5.996%, 08/25/37	1,766

		8,961

	Total Collateralized Mortgage Obligations (Cost $17,939)	12,787

	Commercial Mortgage-Backed Securities — 0.9%
785	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35 (m)	756
170	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	149

	Total Commercial Mortgage-Backed Securities (Cost $955)	905

	Corporate Bonds — 38.6%
	Aerospace & Defense — 0.5%
210	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.,
	PIK, 9.625%, 04/01/15	65
250	ITT Corp., 6.125%, 05/01/19 (m)	256
265	L-3 Communications Corp., 5.875%, 01/15/15 (m)	236

		557

	Auto Components — 0.6%
210	Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15 (m)	201
285	Tenneco, Inc., 8.125%, 11/15/15 (m)	209
365	TRW Automotive, Inc., 7.250%, 03/15/17 (e) (m)	256

		666

	Beverages — 0.7%
	Anheuser-Busch InBev Worldwide, Inc.,
160	6.875%, 11/15/19 (e) (m)	162
280	7.200%, 01/15/14 (e) (m)	300
330	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	308

		770

	Capital Markets — 1.4%
	Goldman Sachs Group, Inc. (The),
415	6.750%, 10/01/37 (m)	348
180	7.500%, 02/15/19	189
	Morgan Stanley,
810	5.625%, 01/09/12 (m)	826
150	6.000%, 05/13/14 (m)	151

		1,514

	Chemicals — 1.9%
255	Dow Chemical Co. (The), 7.600%, 05/15/14 (m)	258
480	Huntsman LLC, 11.500%, 07/15/12 (m)	456
580	Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e) (m)	180
450	Nalco Co., 8.875%, 11/15/13 (m)	452
255	PolyOne Corp., 8.875%, 05/01/12 (m)	172
490	Terra Capital, Inc., 7.000%, 02/01/17 (m)	458

		1,976

	Commercial Banks — 1.4%
305	Barclays Bank plc, (United Kingdom), 6.750%, 05/22/19 (m)	303
	Credit Suisse, (Switzerland),
265	5.000%, 05/15/13 (m)	264
285	5.500%, 05/01/14 (m)	288
395	HSBC Bank, 6.000%, 08/09/17 (m)	383
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e) (m)	226

		1,464

	Commercial Services & Supplies — 0.5%
475	Allied Waste North America, Inc., 7.250%, 03/15/15 (m)	475
72	Corrections Corp. of America, 6.250%, 03/15/13 (m)	68

		543

	Communications Equipment — 0.1%
135	Nokia OYJ, (Finland), 5.375%, 05/15/19 (m)	134

	Consumer Finance — 0.9%
	Capital One Financial Corp.,
35	6.750%, 09/15/17 (m)	33
260	7.375%, 05/23/14 (m)	268
295	Ford Motor Credit Co. LLC, 7.800%, 06/01/12 (m)	252
202	GMAC LLC, 6.875%, 08/28/12 (e) (m)	175
250	John Deere Capital Corp., 5.350%, 04/03/18 (m)	244

		972

	Diversified Consumer Services — 0.5%
150	Service Corp. International, 7.375%, 10/01/14 (m)	144
445	Stewart Enterprises, Inc., 6.250%, 02/15/13 (m)	403

		547

	Diversified Financial Services — 2.3%
1,005	Bank of America Corp., 7.375%, 05/15/14 (m)	1,058
375	Citigroup, Inc., 8.500%, 05/22/19 (m)	388
	General Electric Capital Corp.,
370	5.875%, 01/14/38 (m)	300
130	5.900%, 05/13/14 (m)	131
445	VAR, 0.953%, 08/15/11 (m)	418
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	72

		2,367

	Diversified Telecommunication Services-3.8%
850	AT&T, Inc., 5.800%, 02/15/19 (m)	872
245	Deutsche Telekom International Finance BV, (Netherlands), 6.750%, 08/20/18 (m)	261
195	Digicel Group Ltd., (Bermuda), 8.875%, 01/15/15 (e) (m)	156
665	Nordic Telephone Co. Holdings ApS, (Denmark), 8.875%, 05/01/16 (e) (m)	665
385	Qwest Communications International, Inc., 7.250%, 02/15/11 (m)	375
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38 (m)	179
600	Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13 (m)	629
240	Verizon Wireless Capital LLC, 8.500%, 11/15/18 (e)	291
490	Wind Acquisition Finance S.A., (Luxembourg), 10.750%, 12/01/15 (e)	515

		3,943

	Electric Utilities — 1.0%
95	EDF S.A., (France), 6.950%, 01/26/39 (e) (m)	104
270	Mirant Americas Generation LLC, 8.300%, 05/01/11 (m)	269
145	Spectra Energy Capital LLC, 7.500%, 09/15/38 (m)	131
235	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15 (m)	139
120	Union Electric Co., 8.450%, 03/15/39 (m)	133
235	Virginia Electric & Power Co., 6.350%, 11/30/37	243

		1,019

	Electrical Equipment — 0.1%
100	Baldor Electric Co., 8.625%, 02/15/17 (m)	91

	Energy Equipment & Services — 0.1%

70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19 (m)	69

	FDIC Guaranteed Securities (~) — 2.2%
735	Bank of America Corp., 3.125%, 06/15/12 (m)	763
735	Citigroup, Inc., 2.875%, 12/09/11 (m)	758
750	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12 (m)	781

		2,302

	Food & Staples Retailing — 0.6%
225	CVS/Caremark Corp., 5.750%, 06/01/17 (m)	224
215	Kroger Co. (The), 6.400%, 08/15/17 (m)	225
160	Wal-Mart Stores, Inc., 5.250%, 09/01/35	146

		595

	Food Products — 0.6%
135	ConAgra Foods, Inc., 7.000%, 04/15/19 (m)	145
185	Del Monte Corp., 6.750%, 02/15/15 (m)	175
335	Kraft Foods, Inc., 6.500%, 08/11/17 (m)	350

		670

	Gas Utilities — 0.8%
155	EQT Corp., 8.125%, 06/01/19 (m)	160
405	NGPL PipeCo LLC, 7.119%, 12/15/17 (e) (m)	411
270	Sonat, Inc., 7.625%, 07/15/11 (m)	266

		837

	Health Care Equipment & Supplies — 1.0%
360	Biomet, Inc., PIK, 10.375%, 10/15/17 (m)	342
735	Cooper Cos., Inc. (The), 7.125%, 02/15/15 (m)	704

		1,046

	Health Care Providers & Services — 1.1%
400	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	395
600	HCA, Inc., PIK, 9.625%, 11/15/16 (m)	574
220	Roche Holdings, Inc., 6.000%, 03/01/19 (e) (m)	228

		1,197

	Hotels, Restaurants & Leisure — 0.7%
545	MGM Mirage, 5.875%, 02/27/14 (m)	346
455	Vail Resorts, Inc., 6.750%, 02/15/14 (m)	433

		779

	Household Durables — 0.7%
	Beazer Homes USA, Inc.,
205	6.500%, 11/15/13 (m)	95
70	6.875%, 07/15/15 (m)	32
320	Jarden Corp., 7.500%, 05/01/17 (m)	277
355	Sealy Mattress Co., 8.250%, 06/15/14 (m)	280
330	Simmons Co., SUB, 12/15/14 (m)	7

		691

	Household Products — 0.7%
	Visant Holding Corp.,
360	8.750%, 12/01/13	348
340	SUB, 10.250%, 12/01/13 (m)	335

		683

	Independent Power Producers & Energy Traders — 0.3%
335	NRG Energy, Inc., 7.375%, 02/01/16 (m)	315

	Insurance — 2.1%
190	Allstate Corp. (The), 7.450%, 05/16/19 (m)	198
160	Metlife, Inc., 6.750%, 06/01/16 (m)	163
190	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e) (m)	188
175	Principal Financial Group, Inc., 8.875%, 05/15/19 (m)	173
518	QBE Insurance Group Ltd., (Australia), 9.750%, 03/14/14 (e) (f) (i)	539
1,790	StanCorp Financial Group, Inc., VAR, 6.900%, 06/01/67 (i)	752
1,705	Stingray Pass-Through Trust, (Cayman Islands), 5.902%, 01/12/15 (e) (i)	153

		2,166

	IT Services — 0.2%
200	SunGard Data Systems, Inc., 10.250%, 08/15/15 (m)	182

	Leisure Equipment & Products — 0.3%
450	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e) (m)	351

	Machinery — 0.3%
445	Terex Corp., 8.000%, 11/15/17 (m)	360

	Media — 3.1%
160	CBS Corp., 8.875%, 05/15/19	159
575	CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (d)	526
410	Comcast Corp., 6.300%, 11/15/17 (m)	420
640	Dex Media West LLC/Dex Media West Finance Co., 9.875%, 08/15/13 (d) (m)	138
870	Dex Media, Inc., 9.000%, 11/15/13 (d) (m)	139
285	DirecTV Holdings LLC/DirecTV Financing Co., 6.375%, 06/15/15 (m)	259
530	DISH DBS Corp., 7.125%, 02/01/16 (m)	488
200	News Americas, Inc., 7.850%, 03/01/39 (e) (m)	194
320	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16 (m)	284
200	Thomson Reuters Corp., (Canada), 6.500%, 07/15/18 (m)	199
335	Time Warner Cable, Inc., 7.300%, 07/01/38 (m)	340
50	Viacom, Inc., 6.875%, 04/30/36	43
125	Videotron Ltee, (Canada), 6.875%, 01/15/14	118

		3,307

	Metals & Mining — 0.6%
200	Arcelormittal S.A., (Luxembourg), 9.850%, 06/01/19 (m)	205
225	Arch Western Finance LLC, 6.750%, 07/01/13 (m)	205
255	Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15 (m)	255

		665

	Multiline Retail — 0.1%
190	Neiman-Marcus Group, Inc. (The), PIK, 9.000%, 10/15/15 (m)	101

	Multi-Utilities — 0.6%
160	DTE Energy Co., 7.625%, 05/15/14 (m)	165
505	Mirant North America LLC, 7.375%, 12/31/13 (m)	484

		649

	Oil, Gas & Consumable Fuels — 1.9%
175	Apache Corp., 6.900%, 09/15/18 (m)	196
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38 (m)	291
430	Chesapeake Energy Corp., 6.500%, 08/15/17 (m)	356
215	EnCana Corp., (Canada), 6.625%, 08/15/37 (m)	205
260	Enterprise Products Operating LLC, 6.300%, 09/15/17 (m)	250
225	Hess Corp., 8.125%, 02/15/19 (m)	247
115	Plains All American Pipelines LP, 6.500%, 05/01/18 (m)	111
135	Valero Energy Corp., 6.625%, 06/15/37	111
285	XTO Energy, Inc., 6.375%, 06/15/38	262

		2,029

	Paper & Forest Products — 0.3%
345	Georgia-Pacific LLC, 7.000%, 01/15/15 (e) (m)	326

	Pharmaceuticals — 0.7%
435	Novartis Capital Corp., 4.125%, 02/10/14 (m)	445
250	Pfizer, Inc., 6.200%, 03/15/19 (m)	268

		713

	Real Estate Investment Trusts (REITs) — 0.7%
530	Host Hotels & Resorts LP, 7.125%, 11/01/13 (m)	493
200	Simon Property Group LP, 6.750%, 05/15/14 (m)	199

		692

	Road & Rail — 0.4%
165	Canadian Pacific Railways Co., (Canada), 7.250%, 05/15/19 (m)	164
105	Hertz Corp. (The), 8.875%, 01/01/14 (m)	96
195	RSC Equipment Rental, Inc., 9.500%, 12/01/14 (m)	152

		412

	Semiconductors & Semiconductor Equipment — 0.2%
265	Freescale Semiconductor, Inc., PIK, 9.875%, 12/15/14 (m)	73
390	Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14 (m)	179

		252

	Software — 0.1%
310	Open Solutions, Inc., 9.750%, 02/01/15 (e) (m)	81
	Specialty Retail — 0.2%

160	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14 (m)	161

	Textiles, Apparel & Luxury Goods — 0.2%
250	Hanesbrands, Inc., VAR, 5.697%, 12/15/14 (m)	201

	Tobacco — 0.6%
310	Altria Group, Inc., 9.700%, 11/10/18 (m)	353
230	Philip Morris International, Inc., 6.375%, 05/16/38 (m)	231

		584

	Wireless Telecommunication Services — 1.5%
215	Cricket Communications, Inc., 9.375%, 11/01/14 (m)	214
260	MetroPCS Wireless, Inc., 9.250%, 11/01/14 (m)	261
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18 (m)	256
825	Verizon Wireless Capital LLC, 5.550%, 02/01/14 (e)	873

		1,604

	Total Corporate Bonds (Cost $47,094)	40,583

	Mortgage Pass-Through Securities — 33.3%
3,350	Federal Home Loan Mortgage Corp., 30 Year, Single Family, TBA, 6.500%, 06/15/34	3,564
	Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family,
48	6.000%, 02/01/11 - 04/01/11 (m)	50
	Federal National Mortgage Association, 15 Year, Single Family,
3,050	TBA, 4.500%, 06/25/24	3,122
1,140	TBA, 5.500%, 06/15/21	1,190
650	TBA, 6.000%, 06/25/24	686
	Federal National Mortgage Association, 30 Year, Single Family,
1,500	TBA, 4.500%, 06/25/39	1,511
12,000	TBA, 5.000%, 06/25/39	12,285
8,735	TBA, 5.500%, 06/25/39	9,030
	Government National Mortgage Association, 30 Year, Single Family,
900	TBA, 4.500%, 06/15/39	908
1,800	TBA, 6.000%, 06/15/39	1,880
800	TBA, 6.500%, 06/15/39	846

	Total Mortgage Pass-Through Securities (Cost $35,083)	35,072

	Private Placements — 13.5%
2,806	81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.950%,01/01/29 (f) (i)	2,853
10,209	200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.500%,01/01/14 (f) (i)	10,622
706	200 East 57th St., 200 East Tenants Corp., Secured by Second Mortgage and Agreement on Co-op Apartment Building in New York City, 6.720%, 01/01/13 (f) (i)	741

	Total Private Placements (Cost $13,722)	14,216

	U.S. Government Agency Securities — 8.1%
635	Federal Home Loan Banks, 5.375%, 05/18/16 (m)	699
	Federal Home Loan Mortgage Corp.,
915	2.500%, 04/23/14 (m)	905
385	6.750%, 09/15/29 (m)	473
	Federal National Mortgage Association,
3,505	1.375%, 04/28/11 (m)	3,526
1,995	1.750%, 03/23/11 (m)	2,021
825	5.000%, 05/11/17 (m)	891

	Total U.S. Government Agency Securities (Cost $8,513)	8,515

	U.S. Treasury Obligations — 11.4%
	U.S. Treasury Bonds,
555	4.375%, 02/15/38 (m)	557
3,150	4.500%, 05/15/38 (m)	3,234
100	7.250%, 05/15/16 (m)	126
	U.S. Treasury Notes,
7,550	0.875%, 04/30/11 (m)	7,549
100	2.375%, 03/31/16 (m)	96
320	4.000%, 02/15/15 (m)	343
85	4.500%, 09/30/11 (m)	92

	Total U.S. Treasury Obligations (Cost $12,444)	11,997

SHARES

	Preferred Stocks — 0.9%
	Insurance — 0.9%
2,000	Axis Capital Holdings Ltd., (Bermuda), Series B, VAR, 7.500%, 12/01/15 (f) (i) (x) (Cost $2,028)	1,000

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Loan Participations & Assignments — 1.0%
	Independent Power Producers & Energy Traders — 0.7%
	TXU, Initial Tranche B-2 Term Loan,
10	3.819%, 10/10/14	7
975	3.882%, 10/10/14	673

		680

	IT Services — 0.3%
	First Data Corp., Initial Tranche B1,
437	3.059%, 09/24/14	324
27	3.069%, 09/24/14	19

		343

	Total Loan Participations & Assignments (Cost 1,435)	1,023

	Total Long-Term Investments (Cost $142,141)	127,769

NUMBER OF CONTRACTS

	Options Purchased — 0.0% (g)
NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)

	Call Option Purchased — 0.0% (g)
39	1 Year Eurodollar Futures, Expiring 06/12/09 @ $99.000, American Style (r)	1
	Put Options Purchased — 0.0%(g)
37	90 Day Eurodollar Futures, Expiring 06/15/09 @ $98.125, American Style (r)	–	(h)
52	90 Day Eurodollar Futures, Expiring 06/15/09 @ $98.750, American Style (r)	–	(h)

	Total Options Purchased (Cost $19)	1

SHARES

	Short-Term Investments — 11.9%
	Investment Company — 10.0%
10,535	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.530% (b) (l) (m) (Cost $10,535)	10,535

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 1.9%
2,000	U.S. Treasury Bill, 0.150%, 08/06/09 (k) (m) (Cost $2,000)	2,000

	Total Short-Term Investments (Cost $12,535)	12,535

	Total Investments — 133.3%
	(Cost $154,695)	140,305
	Liabilities in Excess of Other Assets — (33.3)%	(35,061)

	NET ASSETS — 100.0%	$105,244

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
14	30 Day Federal Funds	06/30/09	$5,823	$53
10	30 Day Federal Funds	07/31/09	4,159	39
7	10 Year U.S. Treasury Note	09/21/09	819	7
3	30 Year U.S. Treasury Bond	09/21/09	353	- (h)
78	2 Year U.S. Treasury Note	09/30/09	16,911	18
33	30 Day Federal Funds	11/30/09	13,712	35
29	3 Month Euro	09/13/10	10,068	13
52	Eurodollar	09/13/10	12,786	103
	Short Futures Outstanding
(29)	3 Month Euro	09/14/09	(10,135)	(11)
(93)	10 Year U.S. Treasury Note	09/21/09	(10,881)	(31)
(20)	2 Year U.S. Treasury Note	09/30/09	(4,336)	(6)
(105)	5 Year U.S. Treasury Note	09/30/09	(12,124)	(38)
(9)	30 Year U.S. Treasury Bond	09/30/09	(1,059)	(21)

				$161

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GMAC	—	General Motors Acceptance Corp.
GNMA	—	Government National Mortgage Association
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	—	Payment-In-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

~

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $15,755,000 which amounts to 11.2% of total investments.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(r)	Rates shown are per annum and payments are as described.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2009.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,672
Aggregate gross unrealized depreciation	(16,062)

Net unrealized appreciation/depreciation	$(14,390)

Federal income tax cost of investments	$154,695

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Credit Suisse International:
Kingdom of Sweden, 3.875%, 12/29/09	1.540% quarterly	03/20/14	0.591%	$ 375	$ (18)	$ -
Kingdom of Sweden, 3.875%, 12/29/09	1.420% quarterly	03/20/14	0.591	625	(25)	-
Deutsche Bank AG, New York:
Aetna, Inc., 6.625%, 06/15/36	1.280% quarterly	03/20/14	0.847	1,000	(22)	-
Royal Bank of Scotland:
Republic of Korea, 4.250%, 06/01/13	3.400% quarterly	03/20/14	1.715	1,000	(81)	-
Republic of Slovenia, 5.375%, 04/11/11	2.250% semi-annually	02/20/14	0.822	30	(2)	-
Republic of Slovenia, 5.375%, 04/11/11	2.197% semi-annually	02/20/14	0.822	60	(4)	-
Republic of Slovenia, 5.375%, 04/11/11	2.200% semi-annually	02/20/14	0.822	60	(4)	-
Republic of Slovenia, 5.375%, 04/11/11	2.050% semi-annually	02/20/14	0.822	150	(9)	-
					$ (165)	$ -

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Deutsche Bank AG, New York:
Canadian Natural Resources Ltd., 5.450%, 10/01/12	5.600% quarterly	03/20/14	2.306%	$ 300	$ 45	$ -

[1]  The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]  The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]  Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]  The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5]  Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]

Credit Suisse International (†)	U.S. Treasury Note, 2.750%, 02/15/19	$96.62	06/04/09	$ 4,110	$109	$ -
Credit Suisse International (††)	U.S. Treasury Bond, 8.750%, 08/15/20	146.68	06/04/09	2,880	(95)	-
Credit Suisse International (††)	U.S. Treasury Note, 4.500%, 05/15/17	111.78	06/04/09	5,850	(146)	-
Deutsche Bank AG, New York (††)	FHLMC Gold, 30 Year, Single Family, TBA, 5.000%	102.41	06/04/09	5,000	(6)	-
Deutsche Bank AG, New York (††)	FHLMC Gold, 30 Year, Single Family, TBA, 5.500%	103.06	06/04/09	5,750	16	-
Deutsche Bank AG, New York (††)	FHLMC Gold, 30 Year, Single Family, TBA, 6.000%	104.13	06/04/09	3,700	17	-
Deutsche Bank AG, New York (††)	FNMA, 15 Year, Single Family, TBA, 5.000%	103.21	06/09/09	2,435	6	-
Deutsche Bank AG, New York (††)	GNMA, 30 Year, Single Family, TBA,, 5.500%	103.70	06/11/09	2,200	1	-
					$ (98)	$ -

(†) If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

(††) If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.

[1]  Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments.

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Eurodollar Future, American Style	$98.63	09/11/09	37	$ (13)
1 Year Eurodollar Future, American Style	98.75	06/12/09	39	(4)
(Premiums received of $14.)				$ (17)

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$10,536	$ (17)	$268	$ (107)
Level 2 – Other significant observable inputs	114,014	-	194	(412)
Level 3 – Significant unobservable inputs	15,755	-	-	-
Total	$140,305	$ (17)	$462	$ (519)

†  Liabilities in securities sold short may include written options.

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Investments in Securities

Balance as of 02/28/09	$18,321
Realized gain (loss)	(44,031)
Change in unrealized appreciation (depreciation)	43,553
Net amortization/accretion	(1)
Net purchases (sales)	(2,626)
Net transfers in (out) of Level 3	539
Balance as of 05/31/09	$15,755

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $44,000.

1. Derivatives

The Fund may use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments, or to generate income or gain to the Fund. The Fund may also use derivatives to manage interest rate (e.g., duration and yield curve) and sector exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including: (i) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the funds to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Notional amounts are used to express the volume of Fund’s derivatives activities. These amounts are disclosed in the accompanying Schedule of Investments.

Notes 1A – 1D below describe the various derivatives types used by the Fund.

1A. Futures – The Fund uses Treasury or other financial futures to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified security or financial index over a predetermined time period. Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedule of Investments.

Use of long futures contracts subjects the Fund to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, future exchanges may establish daily limits on the amount that the price of a futures contract can vary from previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions

1B. Forward Foreign Currency Contracts- The Fund may be exposed to foreign currency risks associated with portfolio investments and use forward foreign currency contracts to hedge or manage these exposures. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The values of forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency and changes to value are recorded as unrealized appreciation or depreciation until the contract settlement date. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

1C. Options - The Fund purchases and sells (write) put and call options on various instruments including futures, securities and interest rate swaps (referred to as swaptions) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (strike price) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions are settled for cash. Uncovered call options written subject the Fund to unlimited risk of loss. Covered call options written limit the upside potential of a security above the strike price.

Written Options- Premiums received by the Fund for written options are adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the option seller is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the security purchased.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Purchased Options – Premiums paid by the Fund for purchased options are adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, a Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

1D. Swaps - The Fund may engage in various swap transactions, including interest rate, credit default, index, price lock, spreadlock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve) currency, and inflation risks within their respective portfolios. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund, are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Credit Default Swaps - The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments, to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced: by the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and, net amounts received from credit default swaps purchased with the identical reference obligation.

Price Locks Swaps – The Fund enters into price lock swaps to hedge interest rate exposures within its investment portfolio. Price lock swaps are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Annual Demand Notes — 1.4%
	California — 1.4%
9,000	California Infrastructure & Economic Development Bank, J. Paul, Series A-2, Rev., VRDO, 0.500%, 04/01/10	9,000
6,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 3.000%, 04/01/10	6,128

	Total Annual Demand Notes
	(Cost $15,128)	15,128

	Commercial Paper — 11.1% (n)
	California — 11.1%
5,000	California Infrastructure & Economic Development Bank, Series B, 0.500%, 06/04/09	5,000
13,750	California Pollution Control Financing Authority, 1.000%, 06/01/09	13,750
	San Diego County Water Authority,
7,500	0.380%, 07/15/09 (m)	7,500
15,000	0.400%, 08/03/09	15,000
20,000	0.450%, 08/03/09	20,000
5,000	San Gabriel Valley Government, 0.500%, 06/01/09	5,000
	State of California,
29,000	3.000%, 06/02/09	29,000
30,344	3.000%, 06/03/09	30,344

	Total Commercial Paper
	(Cost $125,594)	125,594

	Daily Demand Notes — 4.4%
	California — 4.4%
2,800	California Housing Finance Agency, Series D, Rev., VRDO, FSA, 1.200%, 06/01/09	2,800
	California Housing Finance Agency, Home Mortgage,
11,400	Series H, Rev., VRDO, AMT, 2.830%, 06/01/09	11,400
12,000	Series K, Rev., VRDO, AMT, 0.550%, 06/01/09	12,000
	California Housing Finance Agency, Multi-Family Housing,
12,550	Series B, Rev., VRDO, AMT, 1.500%, 06/01/09	12,550
3,400	Series C, Rev., VRDO, AMT, 1.500%, 06/01/09	3,400
8,050	Irvine Ranch Water District, Series A, GO, VRDO, LOC: Landesbank Baden- Wuerttemberg, 0.800%, 06/01/09	8,050

	Total Daily Demand Notes (Cost $50,200)	50,200

	Municipal Bonds — 5.5%
	California — 5.5%
20,000	City of Los Angeles, GO, TRAN, 3.000%, 06/30/09	20,022
7,500	Orange County Sanitation District, Series C, COP, RAN, 2.500%, 12/10/09	7,559
7,635	San Francisco City & County Airports Commission, Second Series B, Rev., VAR, AMT, 3.000%, 12/01/09	7,692
5,000	San Francisco City & County Unified School District, GO, TRAN, 3.000%, 11/25/09	5,049
1,490	San Mateo County Transportation District, Series A, Rev., 3.000%, 06/01/10	1,521
10,000	Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 2.500%, 12/02/09	10,075
5,000	Turlock Irrigation District, First Priority, Rev., 1.500%, 06/08/10	5,048
5,675	Walnut Energy Center Authority, Series A, Rev., VAR, 1.500%, 06/08/10	5,724

	Total Municipal Bonds (Cost $62,690)	62,690

	Weekly Demand Notes — 76.9%
	California — 75.9%
1,900	Abag Finance Authority for Nonprofit Corps. Housing, Amber Court Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/04/09	1,900
1,100	Abag Finance Authority for Nonprofit Corps. Housing, Arbors Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/09	1,100
6,000	Abag Finance Authority for Nonprofit Corps. Housing, California Hill Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.500%, 06/03/09	6,000
1,950	Abag Finance Authority for Nonprofit Corps. Housing, Eastridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/04/09	1,950
3,030	Abag Finance Authority for Nonprofit Corps., YMCA San Francisco, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/04/09	3,030
900	Affordable Housing Agency, Multi-Family Housing, Westridge Hilltop, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/04/09	900
315	Alameda-Contra Costa Schools Financing Authority, Capital Improvement Financing Project, Series C, COP, VRDO, LOC: Bank of Nova Scotia, 0.250%, 06/04/09	315
4,685	Anaheim Housing Authority, Multi-Family Housing, Heritage Village Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/04/09	4,685
	Austin Trust Various States,
5,000	Series 2007-1021, Rev., VRDO, LIQ: Bank of America N.A., 0.490%, 06/04/09	5,000
4,200	Series 2008-1065, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 06/04/09	4,200
2,265	Series 2008-1072, GO, VRDO, FSA, LIQ: Bank of America N.A., 0.590%, 06/04/09	2,265
1,535	Series 2008-1102, Rev., VRDO, LIQ: Bank of America N.A., 0.590%, 06/04/09	1,535
3,180	Series 2008-1134, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.590%, 06/04/09	3,180
2,680	Series 2008-1138, Rev., VRDO, LIQ: Bank of America N.A., 0.490%, 06/04/09	2,680
5,000	Series 2008-1167, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.590%, 06/04/09	5,000
8,680	Series 2008-3301, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.590%, 06/04/09	8,680
2,800	Series 2008-3501, GO, VRDO, FSA, LIQ: Bank of America N.A., 0.590%, 06/04/09	2,800
6,665	Series 2008-3039X, GO, VRDO, FSA, LIQ: Bank of America N.A., 0.590%, 06/04/09	6,665
2,040	Series 2208-3312, GO, VRDO, FSA-CR, NATL-RE, LIQ: Bank of America N.A., 0.520%, 06/04/09	2,040
3,750	Barclays Capital Municipal Trust Receipts, Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.290%, 06/04/09 (e)	3,750
25,600	Bay Area Toll Authority, Toll Bridge, Class A, Rev., VRDO, 0.100%, 06/04/09	25,600
1,080	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.200%, 06/01/09	1,080
1,900	California Economic Development Financing Authority, IDR, Standard Abrasives
	Manufacturing Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.500%, 06/03/09	1,900
	California Educational Facilities Authority,
4,000	Series ROCS-RR-II-R-9296, Rev., VRDO, LIQ: Citigroup Financial Products, 0.440%,06/04/09 (e)	4,000
11,390	Series ROCS-RR-II-R-9297, Rev., VRDO, LIQ: Citigroup Financial Products, 0.440%,06/04/09 (e)	11,390
2,800	California Health Facilities Financing Authority, Scripps Health, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/03/09	2,800
3,800	California Health Facilities Financing Authority, Stanford Hospital, Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/03/09	3,800
6,325	California Housing Finance Agency, Multi-Family Housing, Montecito Village, Series B, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 06/04/09	6,325
1,000	California Infrastructure & Economic Development Bank, Adams Rite Manufacturing Co. Project, Series A, Rev., VRDO, LOC: Mellon First Business Bank, 0.500%, 06/03/09	1,000
5,270	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 0.550%, 06/04/09	5,270
4,040	California Infrastructure & Economic Development Bank, Kruger & Sons Inc. Project, Rev., VRDO, AMT, LOC: Bank of the West, 0.400%, 06/04/09	4,040
5,130	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/05/09	5,130
7,000	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 0.310%, 06/05/09	7,000
9,100	California Pollution Control Financing Authority, New United Manufacturing Project, Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, 0.400%, 06/04/09	9,100
	California Pollution Control Financing Authority, Resource Recovery, Wadham Energy,
1,700	Series B, Rev., VRDO, LOC: BNP Paribas, 0.350%, 06/01/09	1,700
2,500	Series C, Rev., VRDO, LOC: BNP Paribas, 0.350%, 06/01/09	2,500
3,100	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.300%, 06/03/09	3,100
4,500	California Pollution Control Financing Authority, Waste Connections, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/04/09	4,500
12,605	California State Department of Water Resources, Series 2705, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.310%, 06/04/09	12,605
8,350	California State Department of Water Resources, Power Supply, Series C-10, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.200%, 06/04/09	8,350
4,500	California Statewide Communities Development Authority, Del Mesa Farms Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 06/01/09	4,500
5,620	California Statewide Communities Development Authority, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 06/04/09	5,620
650	California Statewide Communities Development Authority, IDR, EVAPCO Project, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.700%, 06/03/09	650
1,050	California Statewide Communities Development Authority, IDR, Flambeau Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.700%, 06/03/09	1,050
1,320	California Statewide Communities Development Authority, IDR, Kennerly Project, Series A, Rev., VRDO, LOC: California State Teachers’ Retirement, 0.700%, 06/03/09	1,320
1,480	California Statewide Communities Development Authority, IDR, Packaging Innovation Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.700%, 06/03/09	1,480
	California Statewide Communities Development Authority, Kaiser Permanente,
10,000	Series A, Rev., VRDO, 0.100%, 06/03/09	10,000
12,800	Series D, Rev., VRDO, 0.100%, 06/02/09	12,800
10,000	California Statewide Communities Development Authority, MERLOTS, Series E, COP, VRDO, FSA, 0.340%, 06/03/09	10,000
1,200	California Statewide Communities Development Authority, Motion Picture and TV Fund, Series A, Rev., VRDO, LOC: BNP Paribas, 0.180%, 06/01/09	1,200
1,150	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/04/09	1,150
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.220%, 06/04/09	2,000
4,000	City & County of San Francisco, Multi-Family Housing, Series 34G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 0.360%, 06/02/09	4,000
15,000	City of Chula Vista, IDR, Class A, Rev., VRDO, 0.100%, 06/01/09	15,000
8,555	City of Fremont, Capital Improvement Financing Project, COP, VRDO, LOC: Scotiabank, 0.150%, 06/04/09	8,555
5,570	City of Fremont, Family Residence Center Financing Project, COP, VRDO, LOC: KBC Bank N.V., 0.150%, 06/02/09	5,570
2,105	City of Fresno, Trinity Health Credit, Series C, Rev., VRDO, 0.200%, 06/02/09	2,105
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 06/04/09	2,000
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 06/01/09	3,600
2,200	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/03/09	2,200
9,495	City of Los Angeles, Multi-Family Housing, Series PT-3700, Rev., VRDO, 0.500%, 06/05/09	9,495
4,000	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev.,
	VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	4,000
29,035	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Helaba, 0.490%, 06/04/09	29,035
6,800	City of Martinez, Multi-Family Housing, Muirwood Garden Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/03/09	6,800
6,675	City of Modesto, Multi-Family Housing, Live Oak Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.399%, 06/03/09	6,675
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 06/03/09	3,000
1,800	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.150%, 06/01/09	1,800
5,000	City of Richmond, Wastewater Systems, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.260%, 06/04/09	5,000
7,480	City of San Jose, Series 760, GO, VRDO, NATL-RE, LIQ: Morgan Stanley Dean Witter, 0.330%, 06/04/09	7,480
800	City of San Leandro, Multi-Family Housing, Parkside, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/03/09	800
2,340	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.150%, 06/01/09	2,340
2,000	Colton Redevelopment Agency, Multi-Family Housing, Series 1985-A, Rev., VRDO, LOC: Coast Federal Bank, 0.350%, 06/02/09	2,000
2,200	County of Contra Costa, Multi-Family Housing, Pleasant Hill BART Transit, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/04/09	2,200
	Deutsche Bank Spears/Lifers Trust Various States,
3,925	Series DB-413, Rev., VRDO, AMBAC, 0.370%, 06/06/09	3,925
21,280	Series DB-422, GO, VRDO, FSA, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank A.G., 0.210%, 06/05/09	21,280
10,000	East Bay Municipal Utility District, Wastewater System, Series B-2, Rev., VRDO, 0.550%, 06/03/09	10,000
10,245	Eclipse Funding Trust, Solar Eclipse, California, Series 2007-0039, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.210%, 06/04/09	10,245
8,300	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.210%, 06/04/09	8,300
10,650	Eclipse Funding Trust, Solar Eclipse, San Mateo, Series 2006-0052, VRDO, Tax Allocation, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.210%, 06/04/09	10,650
7,190	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Series 2006-0031, VRDO, Tax Allocation, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.210%, 06/04/09	7,190
2,530	Golden State Tobacco Securitization Corp., Series 1271, Rev., VRDO, AMBAC-TCRS- BNY, LIQ: Morgan Stanley Municipal Funding, 0.540%, 06/04/09	2,530
570	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/03/09	570
8,680	Inland Valley Development Agency, Tax Allocation, VRDO, LOC: Union Bank of California, 0.200%, 06/03/09	8,680
15,000	Irvine Ranch Water District, Series B, GO, VRDO, LOC: Landesbank Baden- Wuerttemberg, 2.500%, 06/04/09	15,000
2,000	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Union Bank of California, 0.200%, 06/03/09	2,000
1,070	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/05/09	1,070
5,565	Los Angeles Community Redevelopment Agency, Promenade Towers Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 06/01/09	5,565
2,000	Los Angeles Community Redevelopment Agency, Rental, Academy Village Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/04/09	2,000
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/04/09	5,440
3,740	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 06/01/09	3,740
8,600	Los Angeles Unified School District, Administration Building Project, Series A, COP, VRDO, LOC: Bank of America N.A., 0.150%, 06/03/09	8,600
5,000	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.990%, 06/04/09	5,000
	Metropolitan Water District of Southern California,
4,485	Series 2740, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.310%, 06/04/09	4,485
1,300	Series A, Rev., VRDO, 0.100%, 06/04/09	1,300
10,000	Series A-2, Rev., VRDO, 0.100%, 06/04/09	10,000
7,800	Series A-2, Rev., VRDO, 2.750%, 06/04/09	7,800
4,200	Monterey Pennisula Water Management District, Wastewater Reclamation Project, COP, VRDO, LOC: Bank of America N.A., 0.280%, 06/01/09	4,200
15,700	Northern California Gas Authority No. 1, Series 98, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 0.390%, 06/04/09	15,700
985	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 06/03/09	985
900	Orange County, Harbor Pointe, Series D, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%,06/04/09	900
	Orange County, WLCO LF,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/04/09	2,200
2,200	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/04/09	2,200
20,580	Palomar Pomerado Health, Series 2234, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.230%, 06/04/09	20,580
	Puttable Floating Option Tax-Exempt Receipts,
10,000	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.500%, 06/05/09	10,000
20,000	Series PT-4155, Rev., VRDO, AMBAC, LIQ: Bayerische Hypo-Und, 0.270%, 06/05/09	20,000
13,910	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 06/01/09	13,910
9,990	Rancho Santiago Community College District, MERLOTS, Class B24, GO, VRDO, FSA, 0.340%, 06/03/09	9,990
13,740	RBC Municipal Products, Inc. Trust, Series E-5, Tax Allocation, VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.390%, 06/04/09	13,740
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/04/09	4,000
2,500	Sacramento County Housing Authority, Multi-Family Housing, Stonebridge Apartments, Series D, Rev., VRDO, 0.220%, 06/04/09	2,500
3,020	San Bernardino County Housing Authority, Multi-Family Housing, Montclair Heritage, Series A, Rev., VRDO, LOC: California Federal Bank, 0.150%, 06/04/09	3,020
2,200	San Bernardino County Housing Authority, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/04/09	2,200
800	San Bernardino County Housing Authority, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/04/09	800
9,900	San Diego Community College District, EAGLE, Series 2006-0042, Class A, GO, VRDO, FSA, LIQ: Helaba, 0.490%, 06/04/09	9,900
1,700	San Diego Housing Authority, Multi-Family Housing, Villa Nueva Apartments, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 06/04/09	1,700
19,995	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.540%, 06/03/09	19,995
1,325	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/04/09	1,325
4,284	Santa Clara County Housing Authority, Willows Apartments, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.320%, 06/01/09	4,284
12,600	Santa Clara Valley Transportation Authority, Sales Tax Secured, Series C, Rev., VRDO, 0.550%, 06/04/09	12,600
	State of California,
15,715	Series A, Subseries A-2, GO, VRDO, LOC: Calyon Bank, 0.120%, 06/03/09	15,715
17,835	Series C-1, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.150%, 06/01/09	17,835
5,000	Series DCL-049, GO, VRDO, FSA, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 1.750%, 06/04/09	5,000
2,500	State of California, EAGLE, Series 2004-0013, Class A, GO, VRDO, BHAC-CR, FGIC, LIQ: Helaba, 0.440%, 06/04/09	2,500
31,330	State of California, MERLOTS, Series B-45, GO, VRDO, LOC: Wachovia Bank N.A., 0.340%, 06/03/09	31,330
13,350	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.340%, 06/04/09	13,350
3,900	Town of Windsor, Multi-Family Housing, Oakmont at Windsor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/04/09	3,900
1,300	Triunfo County Sanitation District, Rev., VRDO, LOC: BNP Paribas, 0.150%, 06/03/09	1,300
	University of California,
4,495	Series 1119, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.330%,06/04/09	4,495
10,615	Series 1274, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Municipal Funding, 0.310%, 06/04/09	10,615
42,980	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 0.330%, 06/04/09	42,980
15,345	Wells Fargo Stage Trust, Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.340%, 06/04/09 (e)	15,345

		860,754

	Puerto Rico — 1.0%
1,555	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, NATL RE, AMBAC, LIQ: Deutsche Bank A.G., 0.350%, 06/05/09	1,555
10,000	Eagle Tax-Exempt Trust, EAGLE, Series 2009-0017, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.640%, 06/04/09 (e)	10,000

		11,555

	Total Weekly Demand Notes (Cost $872,309)	872,309

	Total Investments — 99.3% (Cost $1,125,921)*	1,125,921
	Other Assets in Excess of Liabilities — 0.7%	8,040

	NET ASSETS — 100.0%	$1,133,961

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
BNY	—	Bank of New York
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ –	$ –
Level 2 – Other significant observable inputs	1,125,921	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 1,125,921	$ –

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 94.5%
	Municipal Bonds — 94.5%
	Arkansas — 0.5%
1,000	City of Springdale, Sales & Use Tax, Rev., FSA, 4.125%, 07/01/13	951

	California — 87.0%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev.,
	NATL-RE, 5.250%, 10/01/14	3,417
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation,
	Series C , Rev., FSA, Zero Coupon, 09/01/19	583
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%,04/01/16	2,193
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	762
260	Burlingame Financing Authority, Rev., 4.750%, 10/15/11	280
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/19	1,081
750	California Educational Facilities Authority, Stanford University, Series P, Rev., 5.250%, 12/01/13	850
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/15	1,013
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18	1,634
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%,08/15/18	1,083
	California Housing Finance Agency, Home Mortgage,
1,000	Series B, Rev., 4.000%, 08/01/13	1,055
1,500	Series B, Rev., 4.800%, 08/01/17	1,298
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	968
1,000	Series J, Rev., AMT, FSA, 4.750%, 08/01/15	1,021
500	California State Department of Transportation, Federal Highway, Series A, Rev., 4.000%, 02/01/12	526
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., NATL-RE, 5.250%, 05/01/12	1,638
1,000	Series H, Rev., 5.000%, 05/01/18	1,055
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/18	2,703
2,500	Series AF, Rev., 5.000%, 12/01/18	2,686
25	Series J-3, Rev., 7.000%, 12/01/12 (p)	30
540	Series J-3, Rev., 7.000%, 12/01/12 (p)	643
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,686
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,185
1,500	California State Public Works Board, Department Development Services, Porterville, Series C , Rev., 6.000%, 04/01/19	1,532
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., AMBAC, 5.250%, 01/01/16	1,048
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.250%, 06/01/12	104
1,675	California State Public Works Board, Lease, Department of Corrections, Series A, Rev., AMBAC, 5.250%, 06/01/11	1,763
1,500	California State Public Works Board, Regents University, Series A, Rev., 5.000%,03/01/18	1,596
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.000%, 05/01/15	1,058
1,000	California State University, Systemwide, Series C, Rev., FSA, 5.000%, 11/01/19 California Statewide Communities Development Authority, Catholic West,	1,108
320	COP, 6.000%, 07/01/09 (p)	322
935	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	961
490	Carson Redevelopment Agency, Redevelopment Project Area No.1, Tax Allocation, NATL-RE, 5.500%, 10/01/14	522
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	417
5,110	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%,11/01/10	5,331
600	City of Pacifica, Street Improvement Project, COP, AMBAC, 5.750%, 11/01/09 (p)	615
35	City of Richmond, Wastewater, Rev., FGIC, 5.200%, 08/01/09 (p)	36
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., AMBAC, 5.000%, 12/01/16	1,316
880	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA,VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,160
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., FSA-CR, AMBAC, Zero Coupon, 09/01/23	750
1,500	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/16	1,552
150	Coachella Valley Recreation & Park District, Improvement Board Act of 1915, Reassessment District 1, Special Assessment, NATL-RE, 4.625%, 09/02/10	156
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 06/15/09	996
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,710
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	830
1,000	Fallbrook Union High School District, San Diego County, GO, NATL-RE, FGIC, 5.375%, 09/01/12	1,087
	Fullerton University Foundation, Auxiliary Organization, University & College Improvements,
100	Series A, Rev., NATL-RE, 5.500%, 07/01/10	104
100	Series A, Rev., NATL-RE, 5.500%, 07/01/10	105
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	753
	Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 06/15/09	970
1,000	Series A-1, Rev., 5.000%, 06/01/13	987
2,000	Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,246
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	609
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/15	888
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,349
1,500	Los Angeles Community College District, Election of 2003, University & College
	Improvements, Series E, GO, FSA, 5.000%, 08/01/16	1,617
	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
500	Series A, AMBAC, 5.625%, 09/01/10	522
1,395	Series A, AMBAC, 5.625%, 09/01/10	1,451
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,226
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, NATL-RE, 5.000%, 10/01/19	1,657
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/19	1,584
1,500	Series B, Rev., 5.250%, 07/01/19	1,628
2,000	Series B, Rev., FSA, 5.125%, 07/01/13	2,199
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,125
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/16	1,525
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/15	1,016
	Los Angeles Unified School District,
125	Series A, GO, FGIC, 6.000%, 07/01/15	145
1,000	Series I, GO, 5.000%, 07/01/19	1,027
1,000	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%,07/01/16	1,082
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/17	1,158
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, FSA, Zero Coupon, 02/01/18	1,375
1,580	Moreland School District, Crossover, GO, FSA, 4.250%, 08/01/15	1,592
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/13	1,501
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, Capital Appreciation, FSA, Zero Coupon, 09/01/24	431
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/17	808
1,500	Northern California Gas Authority No.1, Series A, Rev., 5.000%, 07/01/11	1,507
560	Northern California Power Agency, Public Power, Unrefunded Balance, Series A, Rev., AMBAC-TCRS, 5.800%, 07/01/09	562
2,000	Orange County Public Financing Authority, Waste Management Systems, Rev., AMBAC, 5.750%, 12/01/09	2,040
1,500	Palo Alto Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/22	830
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	971
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 06/29/09	380
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,499
360	Rancho Water District Financing Authority, Series A, Rev., FSA, 5.500%, 08/01/10	379
1,250	Riverside County Transportation Commission, Series A, Rev., NATL-RE, FGIC, 6.000%,06/01/09	1,250
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.250%,09/01/17	1,550
	Sacramento Regional County Sanitation District,
1,500	Rev., NATL-RE, FGIC, 5.000%, 06/01/16	1,594
250	Series A, Rev., 5.250%, 12/01/10	266
150	Series A, Rev., 5.750%, 12/01/10	160
1,500	Sacramento County, Airport Systems, Series A, Rev., FSA, 5.000%, 07/01/18	1,573
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, FSA, 5.000%, 08/01/15	1,561
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/14	883
	San Diego Public Facilities Financing Authority,
1,500	Series A, Rev., 5.000%, 05/15/19	1,526
1,000	Series A, Rev., 5.000%, 08/01/18	1,083
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,078
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,087
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., FSA, 5.750%, 05/01/18	1,555
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/15	1,502
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, FSA, 5.000%, 09/01/18	1,586
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,210
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance, Tax Allocation, NATL-RE, 6.000%, 08/01/15	2,148
	San Marcos Public Facilities Authority, CR,
715	Rev., Zero Coupon, 01/01/19 (p)	497
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,769
585	San Mateo County Community College District, Election of 2001, Series A, GO, NATL- RE, FGIC, 5.375%, 09/01/12	626
250	San Mateo County Joint Power Authority, Capital Projects Program, Rev., NATL-RE, 6.500%, 07/01/15	284
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., NATL-RE, 6.250%, 07/01/24	1,638
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.750%, 11/15/13	1,137
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15	1,518
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL- RE, FGIC, Zero Coupon, 08/01/12	1,398
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/17	1,488
1,850	South Bayside Waste Management Authority Solid Waste System, Rev., AMBAC, 6.125%, 06/29/09	1,890
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/14	1,333
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%,11/01/18	1,998
	State of California,
2,328	GO, 5.055%, 03/15/14 (i)	2,379
2,000	GO, 5.000%, 02/01/17	2,057
3,000	GO, 5.000%, 02/01/17	3,023
3,500	GO, 5.000%, 11/01/17	3,553
120	GO, NATL-RE-IBC, 6.250%, 10/01/09 (p)	121
1,500	GO, 5.000%, 03/01/16	1,586
1,000	GO, 5.000%, 09/01/16	1,026
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,548
	State of California, Various Purpose,
2,000	GO, 5.000%, 04/01/18	1,978
1,000	GO, 5.500%, 04/01/19	1,035
1,500	Torrance Unified School District, Election of 2008, Series Z, GO, 5.375%, 08/01/19	1,624
	University of California Regents Medical Center,
1,000	Series A, Rev., NATL-RE, 5.000%, 05/15/15	1,093
1,500	Series D, Rev., 5.000%, 05/15/16	1,607
3,906	Walnut Valley Unified School District, Series A, GO, NATL-RE, 7.200%, 08/01/11	4,464
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,076

		163,566

	Illinois — 1.1%
2,000	City of Chicago, O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/16	2,044

	Kentucky — 0.6%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.250%,10/01/18	1,125

	Michigan — 1.1%
2,035	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.125%, 12/01/10	2,071

	Ohio — 0.6%
1,125	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	1,138

	Pennsylvania — 0.5%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,057

	Puerto Rico — 2.1%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., NATL-RE, 6.000%, 07/01/11	3,109
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	430
500	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 5.750%, 08/01/09 (p)	510

		4,049

	South Carolina — 0.3%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	574

	Texas — 0.6%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/16	1,132

	Virgin Islands — 0.1%
125	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.625%, 10/01/10	128

	Total Long-Term Investments (Cost $175,133)	177,835

SHARES

	Short-Term Investment — 5.1%
	Investment Company — 5.1%
9,520	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290% (b) (l) (m) (Cost $9,520)	9,520

	Total Investments — 99.6% (Cost $184,653)	187,355
	Other Assets in Excess of Liabilities — 0.4%	729

	NET ASSETS — 100.0%	$188,084

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,851
Aggregate gross unrealized depreciation	(2,149)

Net unrealized appreciation/depreciation	$2,702

Federal income tax cost of investments	$184,653

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 9,520	$ –
Level 2 – Other significant observable inputs	177,835	–
Level 3 – Significant unobservable inputs	–	–
Total	$ 187,355	$ –

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Long-Term Investments — 103.2%
		Corporate Bonds — 17.6%
		Brazil — 1.7%
BRL	10,055	Lehman Brothers Holdings, Inc., CLN, 10.000%, 01/03/12 (linked to Brazilian Real Notes, 10.000%, 01/03/12; credit rating BBB+) (d) (e) (f) (i) (o)	754
	1,950	Morgan Stanley & Co., Inc., CLN, Linked to Brazilian Real Notes, 12.150%, 01/05/22 (linked to Brazil Government Bonds; credit rating BBB+) (e) (m)	1,490

			2,244

		Kazakhstan — 2.6%
		KazMunaiGaz Finance Sub BV,
	1,020	8.375%, 07/02/13	941
	2,840	9.125%, 07/02/18 (e) (m)	2,598

			3,539

		Mexico — 0.8%
MXN	40,000	Depfa Bank plc, Zero Coupon, 06/15/15 (i)	1,120

		Philippines — 1.0%
	1,340	Power Sector Assets & Liabilities Management, 7.250%, 05/27/19 (e) (m)	1,363

		Russia — 8.6%
	3,680	Gazprom International S.A., 7.201%, 02/01/20	3,450
	1,635	Gazstream S.A. for Gazprom OAO, 5.625%, 07/22/13	1,573
		RSHB Capital S.A. for OJSC Russian Agricultural Bank,
	2,830	7.125%, 01/14/14 (e) (m)	2,661
	720	7.175%, 05/16/13	680
	3,610	7.750%, 05/29/18 (e) (m)	3,250

			11,614

		Trinidad & Tobago — 0.9%
	1,642	National Gas Co. of Trinidad & Tobago Ltd., 6.050%, 01/15/36	1,215

		Ukraine — 2.0%
		Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
	320	6.800%, 10/04/12	198
	3,755	7.650%, 09/07/11	2,516

			2,714

		Total Corporate Bonds (Cost $32,738)	23,809
		Foreign Government Securities — 81.5%
		Argentina — 1.7%
	7,104	Republic of Argentina, VAR, 1.683%, 08/03/12 (m)	2,266

		Barbados — 0.4%
		Government of Barbados,
	390	6.625%, 12/05/35 (e) (m)	305
	239	6.625%, 12/05/35	186

			491

		Brazil — 17.2%
	2,500	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m)	2,531
		Federal Republic of Brazil,
	7,367	8.000%, 01/15/18 (m)	8,261
	3,459	8.250%, 01/20/34 (m)	4,073
	3,550	8.750%, 02/04/25 (m)	4,296
	800	8.875%, 10/14/19 (m)	976
	2,038	12.250%, 03/06/30 (m)	3,225

			23,362

		Colombia — 3.5%
		Republic of Colombia,
	530	7.375%, 01/27/17	573
	2,550	7.375%, 03/18/19	2,710
	340	7.375%, 09/18/37	343
	575	11.750%, 02/25/20	782
COP	616,000	12.000%, 10/22/15	338

			4,746

		Costa Rica — 1.1%
	1,218	Republic of Costa Rica, 9.995%, 08/01/20	1,474

		Dominican Republic — 2.6%
	2,065	Citigroup Funding, Inc., CLN, 13.000%, 01/11/13 (linked to Dominican Republic Government Bond, 13.000%, 01/11/13; credit rating B) (e) (i)	1,898
		Government of Dominican Republic,
	820	9.040%, 01/23/18 (e)	734
	896	9.040%, 01/23/18	803
	25	9.500%, 09/27/11	25

			3,460

		El Salvador — 0.8%
	1,160	Republic of El Salvador, 8.250%, 04/10/32 (e) (m)	1,056

		Gabon — 0.7%
	1,065	Republic of Gabon, 8.200%, 12/12/17 (e) (m)	948

		Ghana — 1.2%
	1,550	Barclays Bank plc, CLN, 13.500%, 04/07/10 (linked to Government of Ghana 3-year bond, VAR, 13.500%, 03/30/10; credit rating B+) (e) (i)	861
	2,000	Citigroup Funding, Inc., CLN, 15.000%, 06/20/12 (linked to Government of Ghana Treasury Bond, 15.000%, 06/20/12; credit rating B+) (e) (i)	703

			1,564

		Guatemala — 0.3%
		Republic of Guatemala,
	216	8.125%, 10/06/34	225
	130	9.250%, 08/01/13	140

			365

		Indonesia — 6.6%
	1,070	Deutsche Bank AG, London Branch, CLN, 15.000%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 07/15/18; credit rating BB+) (e) (i)	1,377
		Republic of Indonesia,
	3,872	6.875%, 01/17/18 (e) (m)	3,697
	3,135	11.625%, 03/04/19 (e) (m)	3,926

			9,000

		Iraq — 1.2%
		Republic of Iraq,
	550	5.800%, 01/15/28 (e)	344
	2,109	5.800%, 01/15/28	1,318

			1,662

		Mexico — 5.8%
		United Mexican States,
	2,004	5.950%, 03/19/19	2,046
	2,335	7.500%, 04/08/33	2,580
	324	8.000%, 09/24/22	380
	291	8.300%, 08/15/31	349
MXN	12,000	9.000%, 12/20/12 (m)	989
	1,085	11.375%, 09/15/16	1,484

			7,828

		Nigeria — 0.9%
	1,490	Citigroup Funding, Inc., CLN, 9.000%, 12/17/10 (linked to Republic of Nigeria Treasury Bond, 9.000%, 12/14/10; credit rating BB) (e) (i)	1,175
		Panama — 2.0%
	2,530	Republic of Panama, 7.250%, 03/15/15	2,732

		Peru — 5.3%
	5,744	IIRSA Norte Finance Ltd., 8.750%, 05/30/24 (i)	4,998
		Republic of Peru,
	482	6.550%, 03/14/37	468
	600	8.375%, 05/03/16	692
	844	9.875%, 02/06/15	1,033

			7,191

		Philippines — 2.7%
		Republic of Philippines,
	890	7.750%, 01/14/31	966
	1,569	8.250%, 01/15/14	1,765
	750	8.375%, 06/17/19	868

			3,599

		Russia — 9.5%
	12,994	Russian Federation, SUB, 7.500%, 03/31/30	12,993

		Trinidad & Tobago — 0.4%
	446	Republic of Trinidad & Tobago, 9.750%, 07/01/20	523

		Turkey — 4.9%
		Republic of Turkey,
	2,150	6.875%, 03/17/36	1,946
	1,485	7.250%, 03/05/38	1,392
	1,680	7.500%, 11/07/19	1,718
	1,600	12.375%, 06/15/09	1,605

			6,661

		Ukraine — 1.4%
	1,840	CS International for City of Kiev Ukraine, 8.250%, 11/26/12 (e) (i)	993
		Government of Ukraine,
	20	6.580%, 11/21/16	14
	1,230	6.750%, 11/14/17	830

			1,837

		United Arab Emirates — 2.6%
		MDC-GMTN B.V.,
	1,470	5.750%, 05/06/14 (e) (m)	1,477
	1,940	7.625%, 05/06/19 (e) (m)	1,973

			3,450

		Uruguay — 2.1%
		Republic of Uruguay,
UYU	14,949	3.700%, 06/26/37	472
UYU	26,533	4.959%, 09/14/18 (m)	1,159
	465	7.500%, 03/15/15	493
	270	7.625%, 03/21/36	266
	379	8.000%, 11/18/22	397

			2,787

		Venezuela — 6.6%
		Republic of Venezuela,
	3,693	5.750%, 02/26/16	2,022
	775	7.000%, 12/01/18	428
	780	7.650%, 04/21/25	396
	6,860	9.250%, 05/07/28	3,927
	2,907	10.750%, 09/19/13	2,289

			9,062

		Total Foreign Government Securities
		(Cost $112,556)	110,232

		Supranational — 0.8%
UYU	29,370	International Bank for Reconstruction & Development, 3.400%, 04/15/17 (Cost $1,491)	1,043

		U.S. Treasury Obligations — 3.3%
		U.S. Treasury Notes,
	4,250	3.125%, 05/15/19 (m)	4,128
	270	3.250%, 12/31/09 (k)	275

		Total U.S. Treasury Obligations (Cost $4,420)	4,403

		Total Long-Term Investments (Cost $151,205)	139,487

SHARES		SECURITY DESCRIPTION	VALUE

		Short-Term Investment — 0.5%
		Investment Company — 0.5%
	652	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.530%,12/31/49 (b) (l) (m) (Cost $652)	652

		Total Investments — 103.7% (Cost $151,857)	140,139
		Liabilities in Excess of Other Assets — (3.7)%	(5,062)

		NET ASSETS — 100.0%	$135,077

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

28,000,000	MXN	06/04/09	$2,100	$2,125	$25

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

28,000,000	MXN	06/04/09	$2,027	$2,125	$(98)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION		EXPIRATION DATE	NOTIONAL VALUE AT 05/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
86	30 Year U.S. Treasury Bond		09/21/09	$10,118	$(1)
18	2 Year U.S. Treasury Note		09/30/09	3,903	4
	Short Futures Outstanding
(68)	10 Year U.S. Treasury Note		09/21/09	(7,956)	27
(22)	5 Year U.S. Treasury Note		09/30/09	(2,540)	8

					$38

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

BRL	—	Brazilian Real
CLN	—

Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2009. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

COP	—	Colombian Peso
GMTN	—	Global Medium Term Note
MXN	—	Mexican Peso
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
UYU	—	Uruguayan Peso
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $754,000 which amounts to 0.5% of total investments.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(o)	CLN issuer is in bankruptcy.

(r)	Rates shown are per annum and payments are as described.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,008
Aggregate gross unrealized depreciation	(16,726)

Net unrealized appreciation/depreciation	$(11,718)

Federal income tax cost of investments	$151,857

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Kingdom of Sweden, 3.875%, 12/29/09	1.100% quarterly	03/20/14	0.591%	3,290	(83)	-
Republic of Austria, 5.250%, 01/04/11	0.493% quarterly	12/20/13	1.075	3,070	73	-
Republic of Kazakhstan, 11.125%, 05/11/07	10.920% semi-annually	11/20/13	5.739	1,750	(341)	-
Russian Federation, 7.500%, 03/31/30	0.475% semi-annually	04/20/12	2.892	530	35	-
Citibank, N.A.:
Republic of Brazil, 12.250%, 03/06/30	0.695% semi-annually	06/20/12	1.444	720	14	-
Republic of Hungary, 4.750%, 02/03/15	4.800% semi-annually	04/20/14	3.349	4,100	(287)	-
Republic of Poland, 5.250%,01/15/14	1.750% semi-annually	10/20/13	1.776	2,880	(3)	-
Republic of Romania, 8.500%, 05/08/12	5.900% semi-annually	10/20/13	3.165	2,880	(325)	-
Credit Suisse International:
Republic of Austria, 5.250, 01/04/11	0.520% quarterly	12/20/13	1.075	1,020	23	-
Deutsche Bank AG, New York:
Republic of Austria, 5.250%, 01/04/11	0.520% quarterly	12/20/13	1.075	5,910	134	-
Republic of Brazil, 12.250%, 03/06/30	0.810% semi-annually	04/20/12	1.410	230	4	-
Republic of Brazil, 12.250%, 03/06/30	0.732% semi-annually	06/20/12	1.444	1,140	20	-
Republic of Brazil, 12.250%, 03/06/30	0.713% semi-annually	07/20/12	1.469	1,450	29	-
Republic of Brazil, 12.250%, 03/06/30	0.660% semi-annually	07/20/12	1.469	830	18	-
Republic of Bulgaria, 8.250%, 01/15/15	5.000% semi-annually	10/20/13	3.163	5,830	(449)	-
Republic of Colombia, 10.375%, 01/28/33	0.914% semi-annually	04/20/12	1.775	410	9	-
Republic of Korea, 4.250%, 06/01/13	3.450% quarterly	03/20/14	1.715	2,480	(207)	-
Republic of Turkey, 11.875%, 01/15/30	5.800% semi-annually	11/20/13	2.635	1,690	(219)	-
Russian Federation, 7.500%, 03/31/30	0.495% semi-annually	04/20/12	2.892	350	23	-
United Mexican States, 7.500%, 04/08/33	0.810% semi-annually	08/20/10	1.428	70	- (h)	-
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%, 12/31/33	2.620% semi-annually	07/20/12	27.723	870	413	-
Republic of Brazil, 12.250%, 03/06/30	2.900% semi-annually	10/20/10	1.017	400	(12)	-
Republic of Brazil, 12.250%, 03/06/30	0.690% semi-annually	06/20/12	1.444	1,430	28	-
Republic of Colombia, 10.375%, 01/28/33	1.000% semi-annually	04/20/12	1.775	750	15	-
Republic of Venezuela, 9.250%, 09/15/27	2.570% semi-annually	07/20/12	13.911	960	251	-
Russian Federation, 12.750%, 06/24/28	0.640% semi-annually	09/20/10	2.397	400	9	-
Russian Federation, 7.500%, 03/31/30	0.900% semi-annually	07/20/10	2.248	500	6	-
Russian Federation, 7.500%, 03/31/30	0.750% semi-annually	08/20/10	2.328	750	13	-
Russian Federation, 7.500%, 03/31/30	0.530% semi-annually	08/20/11	2.793	660	31	-
Russian Federation, 7.500%, 03/31/30	0.500% semi-annually	11/20/11	2.836	740	41	-
United Mexican States, 7.500%, 04/08/33	0.960% semi-annually	07/20/10	1.391	2,000	3	-
Royal Bank of Scotland:
Republic of Slovenia, 5.375%, 04/11/11	2.050% semi-annually	02/20/14	0.822	1,410	(86)	-
Republic of Slovenia, 5.375%, 04/11/11	1.900% semi-annually	02/20/14	0.822	640	(35)	-
Republic of Slovenia, 5.375%, 04/11/11	2.080% semi-annually	02/20/14	0.822	510	(32)	-
Republic of Slovenia, 5.375%, 04/11/11	2.197% semi-annually	02/20/14	0.822	310	(21)	-
Republic of Slovenia, 5.375%, 04/11/11	2.250% semi-annually	02/20/14	0.822	190	(13)	-
Union Bank of Switzerland AG:
Republic of Argentina, 8.280%, 12/31/33	2.620% semi-annually	07/20/12	27.723	520	247	-
Republic of Venezuela, 9.250%, 09/15/27	2.030% semi-annually	06/20/12	13.875	510	137	-
Republic of Venezuela, 9.250%, 09/15/27	2.550% semi-annually	07/20/12	13.911	770	202	-
Russian Federation, 7.500%, 03/31/30	0.900% semi-annually	08/20/10	2.328	300	4	-
					(331)	-

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125%, 05/11/07*	0.680% semi-annually	08/20/12	5.631%	1,510	(210)	-
Republic of Venezuela, 9.250%, 09/15/27*	1.721% semi-annually	03/20/12	13.796	1,520	(393)	-
Citibank, N.A.:
Government of Ukraine, 7.650%, 06/11/13	1.890% semi-annually	10/20/11	21.584	1,670	(557)	-
Republic of Argentina, 8.280%, 12/31/33*	2.160% semi-annually	06/20/12	27.806	720	(344)	-
Republic of Kazakhstan, 11.125%, 05/11/07*	0.630% semi-annually	05/20/11	5.349	1,410	(123)	-
Republic of Kazakhstan, 11.125%, 05/11/07*	0.600% semi-annually	03/20/12	5.566	870	(108)	-
Deutsche Bank AG, New York:
Republic of Argentina, 8.280%, 12/31/33*	1.960% semi-annually	04/20/12	28.008	230	(110)	-
Republic of Argentina, 8.280%, 12/31/33*	2.140% semi-annually	06/20/12	27.806	1,140	(545)	-
Republic of Argentina, 8.280%, 12/31/33*	2.327% semi-annually	07/20/12	27.723	1,450	(698)	-
Republic of Argentina, 8.280%, 12/31/33*	2.080% semi-annually	07/20/12	27.723	830	(404)	-
Republic of Kazakhstan, 11.125%, 05/11/07*	0.535% semi-annually	03/20/12	5.566	1,510	(191)	-
Republic of Kazakhstan, 11.125%, 05/11/07*	0.610% semi-annually	03/20/12	5.566	620	(77)	-
Republic of Kazakhstan, 11.125%, 05/11/07*	0.710% semi-annually	08/20/12	5.631	1,090	(150)	-
Republic of Venezuela, 9.250%, 09/15/27*	1.604% semi-annually	04/20/12	13.835	870	(238)	-
Republic of Venezuela, 9.250%, 09/15/27*	1.620% semi-annually	04/20/12	13.835	410	(112)	-
Russian Federation, 7.500%, 03/31/30*	0.770% semi-annually	08/20/10	2.328	70	(1)	-
Russian Federation, 7.500%, 03/31/30*	0.510% semi-annually	12/20/11	2.848	1,580	(86)	-
Russian Federation, 7.500%, 03/31/30*	0.525% semi-annually	12/20/11	2.848	1,360	(74)	-
Morgan Stanley Capital Services:
Government of Ukraine, 7.650%, 06/11/13	2.030% semi-annually	08/20/11	21.906	660	(209)	-
Government of Ukraine, 7.650%, 06/11/13	1.620% semi-annually	11/20/11	21.442	740	(256)	-
Republic of Argentina, 8.280%, 12/31/33*	3.380% semi-annually	10/20/10	26.728	400	(106)	-
Republic of Argentina, 8.280%, 12/31/33*	2.160% semi-annually	06/20/12	27.806	1,430	(684)	-
Republic of Venezuela, 9.250%, 09/15/27*	1.690% semi-annually	04/20/12	13.835	750	(204)	-
Republic of Venezuela, 9.250%, 09/15/27*	3.400% semi-annually	08/20/12	13.945	90	(22)	-
Russian Federation, 7.500%, 03/31/30*	1.010% semi-annually	07/20/10	2.248	2,000	(21)	-
Union Bank of Switzerland AG:
Republic of Venezuela, 9.250%, 09/15/27*	2.510% semi-annually	07/20/12	13.911	1,550	(408)	-
					(6,331)	-

[1]  The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]  The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]  Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]  The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5]  Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments.

*The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 652	$ 64	$ (99)
Level 2 - Other significant observable inputs	138,733	1,782	(8,444)
Level 3 - Significant unobservable inputs	754	-	-
Total	$ 140,139	$1,846	$ (8,543)

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/28/09	$450	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	304	-
Net amortization/accretion	-	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	-	-
Balance as of 05/31/08	$754	$-

* Other financial instruments include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $304,000.

1. Derivatives

The Fund may use instruments including futures, foreign currency contracts and swaps and other derivatives, in connection with its investment strategy.  Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments, or to generate income or gain to the Fund.  The Fund may also use derivatives to manage interest rate (e.g., duration and yield curve) and sector exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including: (i) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the funds to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.  Investing in certain derivatives also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Notional amounts are used to express the volume of Fund’s derivatives activities. These amounts are disclosed in the accompanying Schedule of Investments.

Notes 1A – 1C below describe the various derivatives types used by the Fund.

1A. Futures – The Fund uses Treasury or other financial futures to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified security or financial index over a predetermined time period. Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedule of Investments.

Use of long futures contracts subjects the Fund to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.  Under some circumstances, future exchanges may establish daily limits on the amount that the price of a futures contract can vary from previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions

1B. Forward Foreign Currency Contracts- The Fund may be exposed to foreign currency risks associated with portfolio investments and use forward foreign currency contracts to hedge or manage these exposures. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The values of forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency and changes to value are recorded as unrealized appreciation or depreciation until the contract settlement date. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

1C. Swaps - The Fund may engage in various swap transactions, including interest rate, credit default, index, price lock, spreadlock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve) currency, and inflation risks within their respective portfolios. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund, are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Credit Default Swaps - The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index.  A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments, to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term.  Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation.  Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements.  The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced: by the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and, net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 74.6%
	Asset-Backed Securities — 53.0%
88	American Express Credit Account Master Trust, Series 2004-C, Class C, VAR, 0.844%, 02/15/12 (e)	87
400	Asset Backed Funding Certificates, Series 2005-HE1, Class M2, VAR, 0.749%, 03/25/35	159
750	Capital One Auto Finance Trust, Series 2007-B, Class A4, VAR, 0.374%,04/15/14	579
	Countrywide Asset-Backed Certificates,
107	Series 2004-6, Class 2A4, VAR, 0.759%, 11/25/34	71
7	Series 2005-BC1, Class M2, VAR, 0.749%, 05/25/35	7
433	Countrywide Home Equity Loan Trust, Series 2003-C, Class A, VAR, 0.614%, 05/15/29	201
342	Fleet Home Equity Loan Trust, Series 2003-1, Class A, VAR, 0.566%,01/20/33	203
150	Morgan Stanley ABS Capital I, Series 2005-HE2, Class M3, VAR, 0.789%,01/25/35	86
413	New Century Home Equity Loan Trust, Series 2004-3, Class M1, VAR, 0.929%, 11/25/34	203
300	Option One Mortgage Loan Trust, Series 2005-2, Class M1, VAR, 0.749%,05/25/35	81
109	Residential Funding Mortgage Securities II, Inc., Series 2003-HS4, Class AIB, VAR, 0.569%, 01/25/29	54
500	Securitized Asset Backed Receivables LLC Trust, Series 2005-OP1, Class M2, VAR, 0.759%, 01/25/35	194
321	Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A, VAR, 0.529%, 06/25/34	127
1,000	William Street Funding Corp., Series 2005-1, Class A, VAR, 1.370%,01/23/11 (e) (i)	860

	Total Asset-Backed Securities (Cost $4,923)	2,912

	Collateralized Mortgage Obligations — 11.7%
	Agency CMO — 1.6%
	Federal Home Loan Mortgage Corp. REMICS,
863	Series 2638, Class KI, IO, 5.000%, 11/15/27	53
591	Series 2975, Class IO, IO, 5.500%, 06/15/26	16
	Federal National Mortgage Association REMICS,
635	Series 2005-51, Class KI, IO, 5.500%, 01/25/25	12
331	Series 2005-63, Class PK, IO, 5.500%, 10/25/24	5

		86

	Non-Agency CMO — 10.1%
262	Thornburg Mortgage Securities Trust, Series 2003-2, Class A1, VAR, 0.989%, 04/25/43	232
691	WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1, VAR, 0.599%, 10/25/45	325

		557

	Total Collateralized Mortgage Obligations (Cost $1,081)	643

	Mortgage Pass-Through Security — 9.9%
523	Federal National Mortgage Association, 30 Year, Single Family, 5.500%,10/01/38 (Cost $524)	542

	Total Long-Term Investments (Cost $6,528)	4,097

SHARES

	Short-Term Investment — 12.8%
	Investment Company — 12.8%
702	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.530%(b) (l) (m) (Cost $702)	702

	Total Investments — 87.4% (Cost $7,230)	4,799
	Other Assets in Excess of Liabilities — 12.6%	690

	NET ASSETS — 100.0%	$5,489

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REMICS	—	Real Estate Mortgage Investment Conduits
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18
Aggregate gross unrealized depreciation	(2,449)

Net unrealized appreciation/depreciation	$(2,431)

Federal income tax cost of investments	$7,230

Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 702	$ –
Level 2 - Other significant observable inputs	4,097	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 4,799	$ –

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/28/09	$ 471	$ –
Realized gain (loss)	(3,960)	–
Change in unrealized appreciation (depreciation)	3,929	–
Net amortization/accretion	–	–
Net purchases (sales)	(440)	–
Net transfers in (out) of Level 3	–	–
Balance as of 05/31/09	$ –	$ –

* Other financial instruments may include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Government Agency Securities — 88.0%
	Federal Farm Credit Bank — 13.1%
80,000	2.960%, 06/18/09	80,000
75,000	DN, 0.371%, 07/08/09 (n)	74,971
75,000	DN, 0.908%, 12/11/09 (n)	74,638
35,000	DN, 1.096%, 06/10/09 (n)	34,991
250,000	DN, 1.626%, 12/01/09 (n)	247,967
35,000	DN, 2.010%, 11/13/09 (n)	34,684
137,000	DN, 2.234%, 06/19/09 (n)	136,850
40,000	DN, 2.512%, 06/04/09 (m) (n)	39,992
330,000	VAR, 0.209%, 08/24/09	330,000
135,000	VAR, 0.216%, 07/20/09	134,998
80,000	VAR, 0.280%, 06/01/09	80,000
324,150	VAR, 0.320%, 07/22/09	324,150
250,000	VAR, 0.340%, 06/26/09	249,998
146,000	VAR, 0.340%, 03/03/10	146,000
275,000	VAR, 0.360%, 03/12/10	275,000
100,000	VAR, 0.595%, 06/28/10	100,000
50,000	VAR, 0.700%, 08/04/09	50,000

		2,414,239

	Federal Home Loan Bank — 74.9%
100,000	0.800%, 04/23/10	99,992
100,000	0.870%, 01/26/10	99,941
75,000	0.960%, 02/04/10	74,945
150,000	1.050%, 02/23/10	149,874
95,000	1.100%, 03/19/10	94,976
53,000	2.250%, 10/02/09	53,005
100,000	2.560%, 08/04/09	100,306
150,000	2.600%, 06/17/09	150,000
75,000	3.125%, 06/19/09	75,003
100,000	3.750%, 01/08/10	101,549
35,000	5.000%, 12/11/09	35,610
503,049	DN, 0.070%, 06/01/09 (n)	503,049
1,142,500	DN, 0.150%, 06/19/09 (n)	1,142,415
750,000	DN, 0.150%, 06/24/09 (n)	749,928
650,000	DN, 0.150%, 06/26/09 (n)	649,932
500,000	DN, 0.160%, 06/09/09 (n)	499,982
650,000	DN, 0.170%, 06/03/09 (n)	649,994
461,000	DN, 0.186%, 06/10/09 (n)	460,979
60,000	DN, 0.200%, 07/29/09 (n)	59,981
71,000	DN, 0.200%, 07/31/09 (n)	70,976
586,164	DN, 0.210%, 08/05/09 (n)	585,942
280,100	DN, 0.210%, 08/12/09 (n)	279,982
204,300	DN, 0.215%, 08/07/09 (n)	204,218
166,000	DN, 0.220%, 10/02/09 (n)	165,875
789,000	DN, 0.237%, 06/05/09 (n)	788,979
150,000	DN, 0.240%, 09/28/09 (n)	149,881
100,000	DN, 0.270%, 07/02/09 (n)	99,977
425,000	DN, 0.285%, 06/12/09 (n)	424,963
200,000	DN, 0.290%, 07/14/09 (n)	199,931
199,000	DN, 0.310%, 08/20/09 (n)	198,863
266,000	DN, 0.324%, 10/28/09 (n)	265,649
300,000	DN, 0.330%, 06/16/09 (n)	299,959
293,726	DN, 0.341%, 06/18/09 (n)	293,679
153,750	DN, 0.376%, 01/04/10 (n)	153,402
90,000	DN, 0.381%, 10/30/09 (n)	89,857
195,508	DN, 0.411%, 10/09/09 (n)	195,219
219,500	DN, 0.451%, 09/25/09 (n)	219,182
90,000	DN, 0.461%, 10/06/09 (n)	89,854
50,000	DN, 0.481%, 09/30/09 (n)	49,919
21,500	DN, 0.512%, 01/12/10 (n)	21,431
200,000	DN, 0.592%, 08/24/09 (n)	199,725
325,000	DN, 0.602%, 09/09/09 (n)	324,458
37,000	DN, 0.705%, 04/22/10 (n)	36,766
37,500	DN, 0.705%, 04/23/10 (n)	37,263
125,000	DN, 0.904%, 06/15/09 (n)	124,956
100,000	DN, 1.133%, 12/04/09 (n)	99,421
10,250	DN, 1.313%, 09/03/09 (n)	10,215
65,000	VAR, 0.208%, 07/22/09	65,000
150,000	VAR, 0.256%, 03/19/10	149,984
130,000	VAR, 0.314%, 08/06/09	129,998
130,000	VAR, 0.340%, 08/07/09	129,995
475,000	VAR, 0.410%, 03/26/10	474,965
500,000	VAR, 0.530%, 01/12/10	500,000
100,000	VAR, 0.620%, 10/28/10	100,000
150,000	VAR, 0.705%, 04/21/10	150,000
150,000	VAR, 0.832%, 04/16/10	149,984
135,000	VAR, 0.845%, 02/05/10	135,000
70,125	VAR, 0.876%, 08/05/09	70,130
90,000	VAR, 0.890%, 02/23/10	90,000
100,000	VAR, 0.910%, 03/11/10	100,000
150,000	VAR, 0.970%, 09/17/10	150,000

		13,827,059

	Total U.S. Government Agency Securities (Cost $16,241,298)	16,241,298

	U.S. Treasury Obligations — 12.0%
	U.S. Treasury Bills — 12.0%
100,000	0.142%, 06/25/09 (n)	99,991
375,000	0.175%, 07/16/09 (n)	374,918
275,000	0.216%, 06/18/09 (n)	274,972
500,000	0.217%, 06/11/09 (n)	499,970
250,000	0.230%, 09/17/09 (n)	249,828
394,652	0.270%, 06/04/09 (n)	394,643
3,161	0.270%, 11/19/09 (n)	3,157
200,000	0.271%, 10/01/09 (n)	199,816
100,000	0.421%, 09/15/09 (n)	99,876
25,000	1.057%, 06/24/09 (n)	24,983

	Total U.S. Treasury Obligations (Cost $2,222,154)
		2,222,154

	Total Investments — 100.0%
	(Cost $18,463,452)*	18,463,452
	Other Assets in Excess of Liabilities — 0.0%	7,090

	NET ASSETS — 100.0%	$18,470,542

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ -	$ -
Level 2 – Other significant observable inputs	18,463,452	-
Level 3 – Significant unobservable inputs	-	-
Total	$18,463,452	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 92.7%
	Municipal Bonds — 92.7%
	Alabama — 0.7%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,323
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/18	1,986
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/18	1,109
1,000	Series B, GO, 5.000%, 09/01/18	1,074
4,675	City of Mobile, GO, AMBAC, 5.500%, 08/15/11	5,106
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,707
4,300	University of Alabama, Birmingham, Rev., FGIC, 5.500%, 10/01/09 (p)	4,371

		32,676

	Alaska — 0.5%
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/18	1,054
1,000	Series 1, Rev., 5.375%, 09/01/18	1,048
1,000	Series 1, Rev., 5.500%, 09/01/18	1,041
	Alaska Student Loan Corp., Student Loan,
1,480	Series A, Rev., AMBAC, 5.100%, 07/01/09 (p)	1,484
1,560	Series A, Rev., AMBAC, 5.200%, 07/01/09 (p)	1,564
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., AGC, 5.500%, 09/01/19	13,550
	City of North Slope Boro, Capital Appreciation,
1,000	Series B, GO, NATL-RE, Zero Coupon, 06/30/09	999
1,495	Series B, GO, NATL-RE, Zero Coupon, 06/30/11	1,433

		22,173

	Arizona — 3.6%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,159
3,000	Series D, Rev., 5.000%, 01/01/14	3,145
5,000	Series D, Rev., 5.000%, 01/01/16	5,272
2,500	Series D, Rev., 5.000%, 01/01/18	2,483
5,000	Series D, Rev., 5.000%, 01/01/18	4,918
10,000	Series D, Rev., 5.500%, 01/01/18	10,669
470	Arizona Health Facilities Authority, Catholic Healthcare West, Series A, Rev., 6.125%, 07/01/09 (p)	472
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.390%, 06/04/09	4,300
	Arizona School Facilities Board,
29,180	COP, 5.000%, 09/01/12	31,119
15,000	COP, 5.750%, 09/01/18	16,549
5,000	Series A-2, COP, FSA-CR, FGIC, 5.000%, 09/01/15	5,351
1,680	Series A-3, COP, FSA-CR, FGIC, 5.000%, 09/01/15	1,798
14,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	17,068
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16	5,703
3,000	Series A, Rev., 5.000%, 07/01/18	3,270
4,675	Series B, Rev., 5.000%, 01/01/16	5,347
1,100	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/10	1,070
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 01/01/14	5,160
10,250	Series A, Rev., 7.000%, 01/01/14	11,042
5,000	Series A, Rev., 7.000%, 01/01/14	5,333
5,000	Maricopa County Community College District, Series C, GO, 3.000%, 07/01/13	5,235
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14(p)	4,767
905	Maricopa County Unified School District No 89-Dysart, GO, NATL-RE, FGIC, 5.250%, 07/01/20	992
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.000%, 09/15/10 (p)	3,142
1,875	Rev., AMBAC, 5.100%, 09/15/10 (p)	1,983
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/18	1,099
4,455	Tempe Union High School District No 213, GO, FSA, 5.000%, 07/01/13	5,020

		165,466

	California — 16.0%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE,
	FGIC, 5.000%, 08/01/12	4,914
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16	2,193
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18	2,028
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18	2,140
2,450	Series C, Rev., 6.500%, 10/01/18	2,627
2,000	Series C, Rev., 6.500%, 10/01/18	2,134
5,000	California Municipal Finance Authority, Waste Management, Inc. Project, Series A, Rev., VAR, 4.900%, 02/01/10	5,000
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	596
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	2,162
	California State Department of Water Resources, Power Supply,
10,000	Series A, Rev., AMBAC, 5.500%, 05/01/12	10,850
8,000	Series A, Rev., XLCA, 5.375%, 05/01/12 (p)	8,997
	California State Public Works Board, California State University,
2,040	Series B, Rev., FSA, 5.000%, 04/01/16	2,143
2,245	Series B, Rev., FSA, 5.000%, 04/01/16	2,330
	California State Public Works Board, Department of Corrections & Rehabilitation,
3,720	Series C, Rev., 5.500%, 12/01/13	3,753
2,500	Series E, Rev., XLCA, 5.000%, 06/01/14	2,509
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., FSA, 5.000%, 04/01/16	2,904
2,105	Series C, Rev., FSA, 5.000%, 04/01/16	2,166
2,310	Series C, Rev., FSA, 5.000%, 04/01/16	2,347
1,000	California State Public Works Board, Department of General Services, Series A, Rev., AMBAC, 5.250%, 12/01/12	1,003
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., 5.000%, 06/01/13	2,534
2,330	Series A, Rev., 5.000%, 06/01/14	2,444
3,500	Series A, Rev., 5.000%, 06/01/15	3,475
5,160	Series A, Rev., 5.000%, 06/01/15	4,939
5,000	Series A, Rev., 5.000%, 06/01/15	4,902
	California State Public Works Board, Department of Justice,
1,560	Series D, Rev., FSA, 5.000%, 04/01/16	1,596
1,285	Series D, Rev., FSA, 5.000%, 04/01/16	1,350
1,415	Series D, Rev., FSA, 5.000%, 04/01/16	1,468
	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
2,500	Series A, Rev., 5.500%, 06/01/14	2,563
2,500	Series A, Rev., 5.500%, 06/01/14	2,515
6,000	Series A, Rev., 5.500%, 06/01/14	6,004
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/16	3,616
	California State University, Systemwide,
1,000	Series C, Rev., FSA, 5.000%, 11/01/13	1,115
1,000	Series C, Rev., FSA, 5.000%, 11/01/14	1,121
1,820	California Statewide Communities Development Authority, Catholic West, COP, 6.000%,07/01/09 (p)	1,829
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/13	3,004
1,000	Rev., 5.250%, 11/15/13	967
1,000	Capistrano Unified School District Community Facilities District No 87-1, Special Tax, AMBAC, 5.000%, 09/01/12	1,047
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	800
2,000	GO, Zero Coupon, 05/01/18	1,326
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	4,641
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	864
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	892
4,180	City of Riverside, Riverside Electric, Rev., FSA, 5.250%, 10/01/11	4,560
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., FSA-CR, AMBAC, Zero Coupon, 09/01/23	2,501
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/16	3,090
3,160	Rev., NATL-RE, 5.000%, 05/01/16	3,227
3,320	Rev., NATL-RE, 5.000%, 05/01/16	3,374
3,490	Rev., NATL-RE, 5.000%, 05/01/16	3,522
10,435	Contra Costa Water District, Series K, Rev., FSA, 5.500%, 10/01/11	11,318
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	5,021
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/17	562
1,700	Fontana Public Finance Authority, Rev., AMBAC, 5.250%, 09/01/14	1,739
22,205	Golden State Tobacco Securitization Corp., Series 2003 A-1, Rev., 6.750%, 06/01/13 (p)	25,990
	Golden State Tobacco Securitization Corp., Asset-Backed,
31,795	Series A-1, Rev., 4.500%, 06/01/17	27,441
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	8,908
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,993
	Golden State Tobacco Securitization Corp., Enhanced Asset Backed,
10,000	Series A, Rev., AMBAC, 5.000%, 06/01/11	9,489
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,085
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,519
19,970	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	8,379
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	3,449
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,236
9,545	Series A, Rev., 5.250%, 11/15/22	8,459
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,019
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	2,496
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	2,797
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/23	2,595
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., NATL-RE, 6.125%, 08/15/11	4,943
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,347
3,410	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/14	3,505
3,575	Series A, Rev., AMT, NATL-RE, 5.000%, 05/15/15	3,699
	Los Angeles Unified School District,
6,880	Series B, GO, FGIC, 4.750%, 07/01/16	7,069
7,750	Series B, GO, FSA, 4.750%, 07/01/16	8,214
6,120	Series I, GO, 5.250%, 07/01/19	6,532
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	14,986
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	13,371
7,560	Los Angeles Wastewater System, Sub Series A, Rev., NATL-RE, 4.200%, 06/01/13	7,788
2,925	Los Rios Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 08/01/12	3,062
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/16	2,119
4,535	Natomas Unified School District, Election of 2006, GO, NATL-RE, FGIC, 5.000%, 08/01/14	4,544
	Palomar Pomerado Health, Capital Appreciation,
3,140	GO, NATL-RE, Zero Coupon, 08/01/15	2,464
3,615	Series A, GO, NATL-RE, Zero Coupon, 08/01/18	2,340
1,245	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,228
	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation,
1,365	Series A, NATL-RE, 5.000%, 04/01/16	1,367
2,045	Series A, NATL-RE, 5.000%, 04/01/16	2,010
2,250	Series A, NATL-RE, 5.000%, 04/01/16	2,185
2,365	Series A, NATL-RE, 5.000%, 04/01/16	2,273
2,480	Series A, NATL-RE, 5.000%, 04/01/16	2,370
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,356
20,000	San Bernardino County Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 05/01/12	21,224
3,110	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/15	2,631
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/19	3,679
6,200	Series A, Rev., 5.000%, 05/15/19	6,401
2,165	Series A, Rev., 5.000%, 05/15/19	2,253
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, FSA, 5.000%, 06/15/12	9,218
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/17	1,053
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	2,765
1,575	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	1,424
545	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	472
2,000	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	1,732
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., FSA, 5.000%, 08/01/17	1,380
2,000	Rev., FSA, 5.000%, 08/01/17	2,184
2,000	Solano County, COP, NATL-RE, 5.250%, 11/01/12 (p)	2,259
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.500%, 01/01/13	5,575
	State of California,
8,545	GO, 5.000%, 08/01/13	8,632
2,065	GO, 5.000%, 02/01/14 (p)	2,360
2,960	GO, 5.000%, 08/01/15	3,176
3,150	GO, 5.000%, 08/01/15	3,171
6,875	GO, 5.000%, 11/01/15	7,380
4,655	GO, 5.000%, 03/01/16	4,732
5,000	GO, 5.000%, 08/01/16	5,348
1,400	GO, 5.000%, 10/01/16	1,452
5,000	GO, 5.125%, 04/01/14	5,031
3,000	GO, 5.250%, 02/01/13	3,093
2,885	GO, 5.750%, 05/01/10 (p)	3,053
5,000	GO, FGIC-TCRS, 5.250%, 08/01/13	5,309
1,300	GO, NATL-RE, 5.000%, 06/01/15	1,317
3,590	GO, NATL-RE, 5.250%, 02/01/13	3,590
	State of California, Economic Recovery,
12,750	Series A, GO, 5.000%, 07/01/14	13,770
23,300	Series A, GO, FGIC-TCRS, 5.000%, 07/01/11	24,178
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/14	27,928
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,561
10,000	Series B, GO, 5.000%, 07/01/11	10,590
	State of California, Various Purpose,
19,800	GO, 5.000%, 03/01/14	21,287
18,500	GO, 5.000%, 04/01/17	19,692
700	GO, 5.000%, 04/01/18	724
1,990	GO, 5.000%, 04/01/18	2,037
10,000	GO, 5.000%, 04/01/19	10,256
20,000	GO, 5.500%, 04/01/18	21,660
5,000	GO, 5.500%, 04/01/19	5,367
6,800	GO, 5.500%, 04/01/19	7,171
15,000	GO, 5.625%, 04/01/19	15,427
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,260
2,000	Torrance Unified School District, Election of 1998, Series B, GO, FSA, 5.000%, 08/01/11	2,137
4,270	Tustin Unified School District School Facilities Improvement District, Election of 2002, Series C, GO, FSA, 4.500%, 06/01/18	3,893
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/19	10,836
5,000	Series O, Rev., 5.750%, 05/15/19	5,476
10,000	Series O, Rev., 5.750%, 05/15/19	10,753
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, FSA, 5.000%, 08/01/14	2,773
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, FSA, 5.000%, 08/01/16	2,973
5,695	Series A, GO, FSA, 5.000%, 08/01/16	5,878

		733,870

	Colorado — 3.3%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/18	27,269
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	34,220
	Arapahoe County School District No. 5-Cherry Creek,
1,000	GO, 6.000%, 12/15/09 (p)	1,030
1,000	Series B, GO, 6.000%, 12/15/12	1,148
2,035	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12	2,173
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., NATL-RE, 6.000%, 10/01/12	1,087
710	Series C, Rev., NATL-RE, 6.000%, 10/01/11	763
615	Series C, Rev., NATL-RE, 6.000%, 10/01/12	669
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	904
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	641
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/12	1,099
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/18	5,355
35	Colorado Housing & Finance Authority, Rev., 5.375%, 08/01/10	36
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	15,089
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.000%, 09/01/10	3,630
10,000	Dawson Ridge Metropolitan District No 1, Series A, GO, Zero Coupon, 10/01/22 (p)	5,585
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,112
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,118
3,000	Series E, Rev., NATL-RE, FGIC, 5.250%, 11/15/12	3,089
5,250	Denver City & County, Excise Tax, Series A, Rev., FSA, 5.375%, 09/01/09	5,297
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14	1,855
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, FSA, 5.750%, 12/15/12 (p)	1,943
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital
	Appreciation, Series B, GO, Zero Coupon, 12/15/14	4,322
1,000	El Paso County School District No. 11, Colorado Springs, GO, 7.100%, 06/29/09	1,253
2,000	El Paso County School District No. 49, Falcon, Series A, GO, FSA, 5.500%, 12/01/09 (p)	2,151
	Highlands Ranch Metropolitan District, Family and Children’s Fund Bonds,
1,295	GO, 5.000%, 12/01/12	1,434
1,240	GO, 5.000%, 12/01/13	1,392
	Jefferson County School District R-001,
4,800	GO, NATL-RE, 6.500%, 12/15/10	5,205
3,720	GO, NATL-RE, 6.500%, 12/15/11	4,189
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,
2,400	Series A, Rev., NATL-RE, Zero Coupon, 01/01/10	2,374
1,000	Series A, Rev., NATL-RE, Zero Coupon, 01/01/11	962
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%,11/01/16 (p)	5,838
	University of Colorado, Enterprise System,
1,480	Series A, Rev., 5.500%, 06/01/19	1,613
750	Series A, Rev., 5.750%, 06/01/19	821
1,000	Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,141
250	University of Northern Colorado, Auxiliary Facilities System, Series A, Rev., FSA, 5.000%, 06/01/11	267

		154,074

	Connecticut — 1.4%
2,465	City of New Haven, Series B, GO, FSA, 6.000%, 11/01/09 (p)	2,548
3,425	City of Ridgefield, Series A, GO, 5.000%, 09/15/10 (p)	3,650
	City of Waterbury,
1,045	Series A, GO, FSA, 5.250%, 04/01/11	1,123
3,905	Series A, GO, FSA, 5.500%, 04/01/12 (p)	4,351
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., FSA, 5.000%, 06/15/13	931
1,040	Rev., FSA, 5.000%, 06/15/15	1,175
1,200	Rev., FSA, 5.000%, 06/15/16	1,360
1,260	Rev., FSA, 5.000%, 06/15/17	1,430
1,320	Rev., FSA, 5.000%, 06/15/17	1,478
4,000	Connecticut State Health & Educational Facility Authority, Ascension Health, Rev., VAR, 3.500%, 02/01/12	4,029

	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health,
1,040	Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	1,115
65	Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	70
	State of Connecticut,
6,020	Series A, NATL-RE, 5.000%, 03/01/14	6,682
7,000	Series A, GO, 5.000%, 04/15/18	7,780
7,240	Series B, GO, 5.875%, 06/15/10 (p)	7,642
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,392
3,300	Series D, GO, 5.125%, 11/15/11 (p)	3,614
	State of Connecticut, Transportation Infrastructure,
2,250	Series A, Rev., NATL-RE, FGIC, 5.500%, 10/01/12	2,515
1,400	Series B, Rev., NATL-RE-IBC, 6.125%, 09/01/12	1,519
4,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series B, FSA, 5.375%,10/01/11	4,326
3,900	University of Connecticut, Series A, GO, FGIC, 5.750%, 03/01/10 (p)	4,094

		64,824

	Delaware — 0.3%
12,000	University of Delaware, Series A, Rev., VAR, 2.000%, 06/01/11	12,056

	District of Columbia — 0.8%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,122
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,156
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,700
10,305	Series A, GO, NATL-RE, 5.500%, 06/01/12	11,177
3,010	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/11	2,953
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.500%, 10/01/10	6,844
1,500	District of Columbia, George Washington University, Series A, Rev., NATL-RE, 6.000%, 09/15/09	1,535
7,015	District of Columbia, Unrefunded Balance, Series 2001-B, GO, FSA, 5.500%, 06/01/09	7,107

		36,594

	Florida — 3.2%
5,000	Brevard County School Board, COP, AMBAC, 5.000%, 07/01/12 (p)	5,504
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.000%, 12/01/11	1,403
1,500	Series E, Rev., FGIC, 5.125%, 12/01/15	1,401
	City of Port St. Lucie,
1,220	5.000%, 09/01/14 (w)	1,321
2,730	5.000%, 09/01/17 (w)	2,947
2,770	5.000%, 09/01/18 (w)	2,921
9,650	Florida State Board of Education, Series A, GO, 5.000%, 06/01/11	10,347
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/16	6,264
	Florida State Board of Education, Lottery,
2,145	Series A, Rev., AMBAC, 5.000%, 07/01/15	2,290
9,640	Series A, Rev., AMBAC, 5.000%, 07/01/15	9,911
7,060	Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/11	7,316
1,495	Florida State Board of Education, Public Education, Capital Outlay, Series B, GO, 5.250%, 06/01/12	1,641
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13	1,082
8,000	Highlands County Health Facilities Authority, Adventist Health Sunbelt, Rev., VAR, 3.950%, 09/01/12	7,980
7,230	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	8,020
	Indian River County Hospital District,
1,185	Rev., FSA, 5.950%, 04/03/09	1,189
1,285	Rev., FSA, 6.000%, 04/03/09	1,289
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,121
5,000	Lee County School Board, Series A, COP, FSA, 5.000%, 02/01/14	5,311
5,000	Lee County, Airport, Series B, Rev., FSA, 5.750%, 10/01/10 (p)	5,388
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,661
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,729
775	Sub Series B, Rev., NATL-RE, Zero Coupon, 04/03/09	159
2,605	Sub Series B, Rev., NATL-RE, Zero Coupon, 04/03/09	495
2,655	Sub Series B, Rev., NATL-RE, Zero Coupon, 04/03/09	435
2,800	Miami-Dade County School Board, Series B, COP, VAR, NATL-RE, 5.000%, 05/01/11	2,955
1,865	Miami-Dade County, Capital Appreciation, Sub Series A, Rev., NATL-RE, Zero Coupon, 10/01/15	372
2,750	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	3,028
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., FSA, 5.250%, 10/01/17	3,750
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., FSA, 5.250%, 10/01/16	9,152
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.750%, 06/01/09	4,049
	Palm Beach County School Board,
10,000	Series B, COP, VAR, FGIC, 5.000%, 08/01/11	10,275
5,000	Series C, COP, FSA, 5.000%, 08/01/12 (p)	5,560
5,730	Reedy Creek Improvement District, Series 2, Rev., AMBAC, 5.000%, 10/01/15	6,116
990	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15	1,098
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,663
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,269
3,065	Volusia County, Gas Tax, Rev., FSA, 5.000%, 10/01/14	3,360

		148,772

	Georgia — 2.7%
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.250%, 10/01/22	5,684
8,660	Series B, Rev., 5.250%, 10/01/23	10,035
1,070	Forsyth County School District, GO, 5.000%, 07/01/11	1,162
	Fulton County School District,
2,780	GO, 6.375%, 05/01/13	3,245
2,630	GO, 6.375%, 05/01/14	3,126
	Georgia Municipal Electric Authority,
3,980	Series A, Rev., 6.500%, 01/01/12	4,158
55	Series Y, Rev., 10.000%, 01/01/10 (p)	58
945	Georgia Municipal Electric Authority, Unrefunded Balance, Series Y, Rev., 10.000%,01/01/10	990
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
10,000	Series A, Rev., 5.000%, 06/01/13	11,136
2,465	Series A, Rev., FSA, 5.000%, 06/01/18	2,765
5,000	Series A, Rev., FSA, 5.000%, 06/01/18	5,553
2,950	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	3,279
	Gwinnett County School District,
2,300	GO, 5.000%, 02/01/13	2,579
1,500	GO, 5.000%, 02/01/17	1,753
4,800	GO, 5.000%, 02/01/18	5,330
1,500	Henry County & Henry County Water & Sewerage Authority, Rev., FGIC, 5.625%, 02/01/10 (p)	1,567
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,340
2,500	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	2,901
2,000	Peach County, Sales Tax, GO, 5.000%, 07/01/13	2,206
	State of Georgia,
1,350	Series B, GO, 5.000%, 07/01/13 (p)	1,484
8,480	Series B, GO, 5.000%, 07/01/15	9,821
10,000	Series B, GO, 5.000%, 01/01/20	11,566
5	Series B, GO, 6.300%, 03/01/10 (p)	5
6,000	Series C, GO, 5.500%, 07/01/14	6,942
9,300	Series D, GO, 5.000%, 08/01/12	10,266
3,805	Series E, GO, 4.000%, 07/01/13	4,160
1,900	Series E, GO, 6.750%, 12/01/10	2,065
10,695	State of Georgia, Unrefunded Balance, Series B, GO, 6.300%, 03/01/10	11,162

		126,338

	Hawaii — 0.5%
	State of Hawaii,
1,305	Series CM, NATL-RE, FGIC, 6.000%, 12/01/10 (p)	1,406
1,280	Series CM, NATL-RE, FGIC, 6.000%, 12/01/10	1,376
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/14	3,608
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,341
5,915	Rev., 5.000%, 01/01/19	6,678
520	Rev., 5.250%, 01/01/18	604
5,120	Rev., 5.250%, 01/01/19	5,813
2,450	Rev., 6.000%, 01/01/19	2,760

		23,586

	Idaho — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18	13,012

	Illinois — 5.2%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13	7,584
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	4,484
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL- RE, 5.750%, 12/01/14 (p)	2,545
14,025	Chicago Metropolitan Water Reclamation District-Greater Chicago, GO, 5.500%, 12/01/09	14,386
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.500%, 12/01/12 (p)	11,025
1,000	GO, 7.250%, 12/01/12 (p)	1,198
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/16	5,095
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/16	12,296
990	Chicago Park District, Series B, GO, FGIC, 5.500%, 01/01/11 (p)	1,060
5,300	Chicago Public Building Commission Building, Series A, Rev., NATL-RE, 5.250%, 12/01/11	5,671
	Chicago Transit Authority, Federal Transit Administration, Section 5307,
10,000	Rev., AMBAC, 5.000%, 12/01/16	10,770
2,145	Series A, Rev., AMBAC, 5.250%, 06/01/13	2,357
	City of Chicago,
7,500	Series A, GO, FSA, 5.000%, 01/01/15	7,884
3,850	Series C, GO, 5.000%, 01/01/19	4,032
10,020	Series J, GO, AMBAC, 5.000%, 12/01/16	10,542
	City of Chicago, Emergency Telephone System,
1,170	GO, NATL-RE, FGIC, 5.250%, 01/01/13	1,283
1,000	GO, NATL-RE, FGIC, 5.250%, 01/01/15	1,112
	Cook County,
4,075	Series A, GO, AMBAC, 5.000%, 11/15/14	4,540
4,700	Series A, GO, NATL-RE, FGIC, 5.000%, 06/29/09	4,759
	Cook County High School District No 205-Thornton Township,
2,540	GO, AGC, 5.500%, 12/01/16	2,942
1,000	GO, AGC, 5.500%, 12/01/18	1,160
1,000	GO, AGC, 5.500%, 12/01/18	1,146
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, FSA-CR, NATL-RE, Zero Coupon, 12/01/21	2,816
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/15	6,120
5,000	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 3.875%, 05/01/12	5,021
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,832
1,665	Illinois Health Facilities Authority, Rev., 6.625%, 02/15/10 (p)	1,746
1,425	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.750%, 11/15/10	1,484
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., FSA, 5.000%, 07/01/16	13,763
5,000	Illinois State, First Lien, GO, 5.500%, 08/01/10	5,211
	Lake County Community High School District No. 124, Grant School Building,
2,280	GO, 5.000%, 12/01/13	2,552
1,355	GO, 5.000%, 12/01/15	1,527
1,080	GO, 5.000%, 12/01/16	1,219
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building,
	Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,782
	Regional Transportation Authority,
6,600	Series A, Rev., AMBAC, 6.400%, 06/01/12	7,109
1,000	Series B, GO, AMBAC, 6.400%, 06/01/12	1,077
7,730	Series B, Rev., NATL-RE, FGIC, 5.375%, 06/01/12	8,374
	Southwestern Illinois Development Authority, Local Government Program, Triad School
	District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/16	1,076
1,500	Rev., NATL-RE, 5.250%, 10/01/16	1,601
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,637
4,130	GO, 5.000%, 01/01/21	4,554
3,125	Rev., 5.000%, 06/15/13	3,472
8,885	Series A, GO, 5.000%, 03/01/14	9,421
2,060	Series P, Rev., 6.500%, 06/15/13	2,237
	Town of Cicero, Tax Increment,
5,530	Series A, GO, XLCA, 5.250%, 01/01/15	5,152
6,140	Series A, GO, XLCA, 5.250%, 01/01/15	5,578
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,116
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, FSA, 5.375%, 12/01/11 (p)	1,133
	Will Grundy Etc. Counties Community College District No 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,894
1,250	GO, 5.750%, 06/01/18	1,377
1,000	GO, 5.750%, 06/01/18	1,093
1,000	GO, 5.750%, 06/01/18	1,086
1,000	GO, 5.750%, 06/01/18	1,080
4,420	Winnebago County School District No. 122 Harlem-Loves Park, Capital Appreciation,
	GO, FSA, Zero Coupon, 01/01/13	3,986
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL- RE, 5.000%, 12/30/15	4,482

		237,479

	Indiana — 0.7%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., FSA, 5.000%, 07/15/15	3,184
1,630	Series B, Rev., FSA, 5.000%, 07/15/15	1,708
3,345	City of Indianapolis, Economic Development, Knob in the Woods Project, Rev., VAR, FNMA COLL, 3.450%, 12/01/09	3,366
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.350%,04/01/11	1,754
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., 5.000%, 07/15/12	1,193
1,155	Rev., 5.000%, 07/15/13	1,266
990	Rev., 5.000%, 07/15/14	1,091
2,000	Indiana Bond Bank, Special Program, Series A, Rev., FSA, 5.000%, 08/01/16	2,134
5,555	Indiana State Office Building Commission, Miami Correctional-Phase 1-A, Rev., AMBAC, 5.500%, 07/01/09 (p)	5,636
1,500	Indiana Transportation Finance Authority, Airport, Series A, Rev., AMBAC, 6.000%, 11/01/11 (p)	1,669
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	2,537
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	2,715
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,853
500	Pike County Multi-School Building Corp., First Mortgage, Series B, Rev., AMBAC, 5.200%, 01/15/10 (p)	517

		30,623

	Iowa — 0.4%
3,000	City of Muscatine, Series A, Rev., AMBAC, 5.500%, 01/01/10	3,075
6,920	Iowa Finance Authority, Hospital Facility, Rev., 6.750%, 02/15/10 (p)	7,265
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,138
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset-Backed, Series B, Rev., 5.500%, 06/01/11 (p)	5,355

		16,833

	Kansas — 1.6%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., NATL-RE, 5.250%, 10/01/10	1,441
1,600	Rev., NATL-RE, 5.350%, 10/01/10	1,679
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.000%, 09/01/10 (p)	1,239
1,865	GO, FSA, 5.250%, 09/01/10 (p)	1,973
4,500	GO, FSA, 5.500%, 09/01/10 (p)	4,775
5,000	Series A, GO, FSA, 5.250%, 09/01/15	5,328
	Junction City, Public Improvements,
1,625	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,705
1,710	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,780
1,715	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,777
3,880	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	3,349
24,250	Reno County, Capital Accumulator, Rev., PRIV MTGS, Zero Coupon, 12/01/15 (p)	19,941
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	20,125
825	Sedgwick County Unified School District No. 266-Maize, GO, NATL-RE, 5.000%, 09/01/13	920
6,365	Wyandotte County School District No. 500, GO, FSA, 5.500%, 09/01/12 (p)	7,208

		73,240

	Kentucky — 0.3%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 06/29/09	326
1,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17	1,991
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., NATL-RE, 5.125%, 10/01/13 (p)	7,448
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.500%, 11/01/11	1,083
4,655	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., FSA, 5.000%, 07/01/12	5,108

		15,956

	Louisiana — 1.2%
2,780	City of New Orleans, Home Mortgage Authority, SO, 6.250%, 01/15/11 (p)	2,974
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/15	4,672
3,500	Louisiana Local Government Environmental Facilities & Community Development
	Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%,07/01/30	3,302
	Louisiana Local Government Environmental Facilities & Community Development
	Authority, Livingston Parish Road Project,
3,595	Rev., AMBAC, 5.000%, 03/01/16	3,507
3,565	Rev., AMBAC, 5.000%, 03/01/16	3,431
10,000	Louisiana Public Facilities Authority, CR, Series B, Rev., FNMA, Zero Coupon, 12/01/19 (p)	6,547
10,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., FHLMC, Zero Coupon, 02/01/20 (p)	6,446
	Parish of East Baton Rouge,
2,500	Rev., AMBAC, 5.000%, 02/01/15	2,596
11,440	Series ST, NATL-RE, 5.000%, 02/01/13 (p)	12,883
	Parish of East Baton Rouge, Road and Street Improvements,
4,395	Rev., AGC, 5.000%, 08/01/19	4,830
1,125	Rev., AGC, 5.000%, 08/01/19	1,222
1,000	Rev., AGC, 5.000%, 08/01/19	1,076
3,490	Rev., AGC, 5.250%, 08/01/19	4,000

		57,486

	Maine — 0.1%
2,665	Maine Municipal Bond Bank, Series D, Rev., 5.125%, 11/01/11 (p)	2,918

	Maryland — 1.8%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/17	11,449
8,175	Montgomery County, Public Improvements, CONS, Series A, GO, 5.000%, 05/01/14	9,331
5,838	State of Maryland, Rev., 5.187%, 07/01/16 (i)	6,017
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	11,471
	State of Maryland, State & Local Facilities Loan, Second Series,
13,280	GO, 5.000%, 08/01/11	14,417
12,945	GO, 5.000%, 08/01/15	15,007
4,425	State of Maryland, State & Local Facilities, Capital Improvement, Series A, GO, 5.500%, 08/01/12	4,991
7,750	State of Maryland, State & Local Facilities, First Loan, Series B, GO, 5.250%, 02/15/11	8,317

		81,000

	Massachusetts — 2.9%
	Boston Housing Authority,
615	Rev., FSA, 4.500%, 04/01/18	603
3,260	Rev., FSA, 5.000%, 04/01/18	3,440
1,365	City of Brockton, GO, FSA, 4.500%, 04/01/14	1,509
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/18	1,106
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,592
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,946
7,000	Series D, GO, 5.000%, 10/01/13	7,810
7,560	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	8,248
2,115	Series D, GO, NATL-RE, 5.500%, 11/01/11 (p)	2,320
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,870
	Commonwealth of Massachusetts, Federal Highway,
3,500	Series A, Rev., GAN, 5.500%, 12/15/09	3,597
3,280	Series A, Rev., GAN, 5.750%, 06/15/09	3,287
18,545	Series A, Rev., GAN, FSA, 5.750%, 12/15/10	19,694
3,400	Series A, Rev., GAN, NATL-RE-IBC, 5.750%, 12/15/10	3,611
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15	3,181
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,592
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,634
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,331
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/18	1,563
1,420	Massachusetts State College Building Authority, Series A, Rev., 7.500%, 05/01/11	1,587
9,415	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	10,063
2,225	Massachusetts State Water Pollution Abatement, MWRA Program, Sub Series A, Rev., 6.000%, 08/01/09 (p)	2,269
	Massachusetts Water Resources Authority,
2,000	Series A, Rev., FSA, 5.500%, 08/01/13 (p)	2,317
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,842
2,850	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	3,224
	University of Massachusetts Building Authority Project,
10,595	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	12,455
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	13,541

		135,232

	Michigan — 2.5%
	City of Detroit, Sewer Systems, Senior Lien,
4,150	Series C, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	4,165
1,900	Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	1,960
3,910	City of Grand Rapids, Water Supply, Rev., NATL-RE, FGIC, 5.750%, 01/01/11	4,136
3,175	Clarkston Community Schools, GO, Q-SBLF, 5.375%, 05/01/13 (p)	3,619
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	8,317
	Kalamazoo Public Schools,
1,410	GO, ACG, Q-SBLF, 5.000%, 05/01/15	1,552
895	GO, ACG, Q-SBLF, 5.000%, 05/01/16	985
7,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	7,202
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/18	1,575
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/12	3,221
10,400	Rev., 5.500%, 10/01/14	12,105
2,500	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.500%, 10/15/11	2,686
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.000%, 09/01/11 (p)	1,866
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.000%, 12/01/10	4,367
4,405	Series A, Rev., 6.000%, 12/01/10	4,676
533	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	551
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.650%, 04/01/11	16,564
5,445	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Rev., 6.250%, 01/01/11	5,657
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	11,876
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.625%, 05/01/10 (p)	1,047
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/19	4,438
800	Wayne County, COP, AMBAC, 5.625%, 05/01/11	836
	Wyoming Public Schools,
1,770	GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,962
1,895	GO, FSA, Q-SBLF, 5.000%, 05/01/15	2,054
1,670	GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,797
1,895	GO, FSA, Q-SBLF, 5.000%, 05/01/15	2,016
1,900	GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,996

		113,226

	Minnesota — 1.4%
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.250%, 10/01/14	1,053
	State of Minnesota,
5,790	GO, FSA, 5.000%, 08/01/13	6,147
1,900	Series B, GO, 3.000%, 12/01/12	2,001
1,055	Series B, GO, 4.000%, 12/01/15	1,163
6,585	Series C, GO, 5.000%, 08/01/14	7,543
10,000	Series C, GO, 5.000%, 08/01/15	11,580
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL-RE, 5.000%, 06/01/15	3,893
10,000	State of Minnesota, Various Purpose, Series A, GO, 5.000%, 12/01/18	11,760
	University of Minnesota,
5,000	Series A, Rev., 5.750%, 07/01/10 (p)	5,278
6,000	Series A, Rev., 5.750%, 07/01/11 (p)	6,574
8,000	Series A, Rev., 5.750%, 07/01/15 (p)	9,595

		66,587

	Mississippi — 1.0%
	Mississippi Development Bank Special Obligation,
1,250	Rev., 5.000%, 01/01/12	1,332
1,395	Rev., 5.000%, 01/01/13	1,503
1,465	Rev., 5.000%, 01/01/14	1,584
34,000	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	26,840
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	6,648
	State of Mississippi,
2,000	GO, 5.750%, 12/01/12	2,273
4,650	Series A, GO, 5.000%, 11/01/12	5,167

		45,347

	Missouri — 0.6%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/16	1,744
4,785	Clay County Public School District No. 53 Liberty, Direct Deposit Program, GO, FSA, 5.250%, 03/01/14	5,528
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, FSA, 5.250%, 03/01/14	548
400	GO, FSA, 5.250%, 03/01/14	425
4,320	Missouri Housing Development Commission, Homeowner Loan Program, Series B-1, Rev., AMT, VAR, GNMA/FNMA COLL, 5.375%, 03/01/13	4,316
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.700%, 12/01/11	112
115	Series III, Rev., FHA, 4.800%, 12/01/11	121
5,300	Missouri Housing Development Commission, Homeowner Loan Program, Single Family
	Mortgage, Series C-1, Rev., AMT, VAR, GNMA/FNMA, 4.800%, 03/01/12	4,727
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.500%, 07/01/12	1,240
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.750%, 05/15/12 (p)	4,621
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/17	3,370

		26,752

	Montana — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/18	1,772
1,500	Rev., GAN, 5.000%, 06/01/18	1,636
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded
	Balance, Series F, Rev., NATL-RE, 5.750%, 05/15/10	2,962

		6,370

	Nebraska — 0.2%
5,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	5,552
2,365	NEBHELP, Inc., Sub Series A-5B, Rev., NATL-RE, 6.200%, 06/01/13	2,512
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16	2,713

		10,777

	Nevada — 0.3%
	Clark County School District,
910	Series A, GO, NATL-RE, 7.000%, 06/01/10	958
8,200	Series A, GO, NATL-RE, 7.000%, 06/01/11	8,950
2,750	Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	2,925

		12,833

	New Hampshire — 0.1%
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.500%, 07/01/11	760
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/13	3,090

		3,850

	New Jersey — 4.0%
	City of Harrison,
2,470	Series A, GO, FSA, Zero Coupon, 06/01/15	2,033
2,700	Series A, GO, FSA, Zero Coupon, 06/01/16	2,116
2,430	City of Jersey City, Public Improvement, Series A, GO, NATL-RE, 5.250%, 09/01/14	2,636
890	Freehold Regional High School District, GO, NATL-RE, FGIC, 5.000%, 03/01/19	1,015
	Garden State Preservation Trust, 2005,
6,000	Series A, Rev., FSA, 5.800%, 11/01/15	7,016
10,000	Series A, Rev., FSA, 5.800%, 11/01/15	11,518
8,000	Series A, Rev., FSA, 5.800%, 11/01/15	9,187
8,000	Series A, Rev., FSA, 5.800%, 11/01/15	9,076
145	Lindenwold Boro School District, GO, NATL-RE, 5.000%, 06/01/14	164
	New Jersey EDA, Cigarette Tax,
410	Rev., 5.625%, 06/29/09	394
4,000	Rev., AGC-ICC, 5.375%, 06/15/14	4,050
4,500	Rev., FGIC, 5.000%, 06/15/09	4,499
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	4,015
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/14	16,078
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15	4,199
7,750	Series P, Rev., 5.250%, 09/01/15	8,154
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,943
	New Jersey State Transit Corp., Federal Transportation Administration Grants,
9,400	Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/15	9,890
7,825	Series B, COP, AMBAC, 5.500%, 09/15/11	8,328
	New Jersey State Turnpike Authority,
1,610	Rev., 5.700%, 06/29/09 (p)	1,747
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	7,024
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,493
1,780	Series A, Rev., 5.750%, 06/15/16	2,004
10,000	Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	11,010
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	12,780
5,330	Series D, Rev., FSA, 5.000%, 06/15/15 (p)	6,181
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
2,395	Series B, Rev., NATL-RE, 6.000%, 12/15/11 (p)	2,685
6,670	Series D, Rev., FSA, 5.000%, 06/15/15	7,078
4,520	State of New Jersey, Series E, GO, 6.000%, 07/15/09	4,550
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/18	2,618
3,300	Series A, COP, 5.000%, 06/15/18	3,429
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., FSA, Zero Coupon, 12/01/15	1,059
1,345	Series B, Rev., FSA, Zero Coupon, 12/01/16	1,052
1,510	Series B, Rev., FSA, Zero Coupon, 12/01/17	1,120
1,610	Series B, Rev., FSA, Zero Coupon, 12/01/18	1,125
1,845	Series B, Rev., FSA, Zero Coupon, 12/01/19	1,212

		182,478

	New Mexico — 1.1%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.000%, 08/01/14	4,734
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%,06/15/14	6,547
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/18	1,960
1,645	Series B, Rev., 5.000%, 06/01/18	1,797
1,890	Series B, Rev., 5.000%, 06/01/18	1,984
2,050	Series B, Rev., 5.000%, 06/01/18	2,117
1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage, I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 03/01/19 (w)	1,045
1,115	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/12	1,134
	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.000%, 07/01/12	15,029
11,925	Series A, Rev., 4.000%, 07/01/12	12,392
1,115	University of New Mexico, Capital Appreciation, Sub Lien, Series B, Rev., NATL-RE, Zero Coupon, 06/01/09	1,115

		49,854

	New York — 10.5%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/13	13,949
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	118
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.000%, 05/01/13	4,157
	Erie County Tobacco Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.375%, 07/15/10 (p)	1,222
1,005	Class A, Rev., 5.500%, 07/15/10 (p)	1,069
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/19	10,795
4,225	Series A, Rev., FSA, 5.500%, 12/01/12 (p)	4,783
1,500	Series A, Rev., FSA, 5.500%, 12/01/13 (p)	1,735
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/16	6,343
	Metropolitan Transportation Authority,
11,205	Series A, Rev., AGC-ICC, 5.750%, 11/15/12	11,458
5,420	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,008
1,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/12	1,618
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	14,188
	New York City,
4,055	Series B, GO, 5.500%, 12/01/11 (p)	4,508
4,000	Series D, GO, NATL-RE-IBC, 6.500%, 11/01/09 (p)	4,096
1,300	Series E, GO, 5.750%, 08/01/12	1,437
2,000	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,211
5,000	Series G, GO, 5.000%, 08/01/14	5,492
1,655	Series G, GO, 5.500%, 08/01/09 (p)	1,670
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/14	8,459
10,000	Series H, GO, XLCA-ICR, 5.250%, 03/15/11	10,489
4,000	Series J, Sub Series J-1, GO, 5.000%, 06/01/16	4,168
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.000%, 06/15/12	2,695
650	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	722
	New York City Transitional Finance Authority,
1,500	Series A-1, Rev., 5.000%, 11/01/15	1,608
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 01/15/17	10,771
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 01/15/17	7,450
2,000	Series S-4, 5.500%, 01/15/19	2,025
	New York City Transitional Finance Authority, Future Tax Secured,
4,000	Series A, Rev., FGIC, 6.000%, 08/15/09 (p)	4,086
33,700	Series A, Rev., VAR, 5.500%, 11/01/11	36,094
6,710	Series B, Rev., 5.250%, 08/01/13	7,240
5,525	Series C, Rev., AMBAC, 5.250%, 08/01/12	6,020
6,625	Series E, Rev., NATL-RE, 5.250%, 02/01/13	7,085
	New York City, Unrefunded Balance,
5,000	Series F, GO, 6.000%, 01/15/13	5,282
9,845	Series G, GO, 5.500%, 08/01/09	9,925
4,000	New York Local Government Assistance Corp., Series C, Rev., 5.000%, 04/01/12	4,374
1,000	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.000%, 04/01/18	1,115
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,486
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	8,528
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/18	5,490
5,000	Series A, Rev., 5.000%, 03/15/19	5,358
10,000	Series D, Rev., 5.000%, 09/15/16	11,313
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., FSA, 5.000%, 08/15/15	3,275
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,553
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/16	1,862
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,607
	New York State Dormitory Authority, State University Educational Facilities,
3,590	Rev., 5.375%, 07/01/12 (p)	4,028
1,500	Series A, Rev., FSA-CR, 5.500%, 05/15/13	1,610
3,925	Series A, Rev., NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	4,179
5,000	Series F, Rev., FSA, 5.000%, 03/15/14	5,608
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,423
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub Series B, Rev., 5.000%, 06/15/14	2,309
	New York State Environmental Facilities Corp., State Revolving Funds, New York City
	Municipal Water Project, Clean Water & Drinking,
12,785	Series D, Rev., 5.375%, 06/15/12	13,893
8,325	Series D, Rev., 5.375%, 06/15/12	8,959
3,345	Sub Series E, Rev., 5.375%, 06/15/12	3,689
6,600	Sub Series E, Rev., 5.375%, 06/15/12	7,223
8,055	Sub Series E, Rev., 5.375%, 06/15/19	8,649
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,328
17,000	Series A, Rev., 5.250%, 03/15/19	19,686
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund, Series A, Rev., FGIC, 5.250%, 04/01/10 (p)	4,006
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,146
1,500	Series A-1, Rev., 5.000%, 12/15/18	1,639
2,250	Series A-1, Rev., 5.000%, 12/15/18	2,435
7,820	Series D, Rev., 5.500%, 01/01/19	8,674
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 6.500%, 01/01/10	5,274
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.250%, 07/01/18	5,179
1,000	New York State Urban Development Corp., State Facilities, Rev., 5.600%, 04/01/15	1,097
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/24	2,780
	Sales Tax Asset Receivables Corp.,
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/14	15,736
3,850	Series A, Rev., FSA-CR, MBIA, 5.000%, 10/15/14	4,221
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/14	3,127
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/14	7,369
4,840	State of New York, Unrefunded Balance, Series B, GO, 5.700%, 06/29/09	4,860
	Tobacco Settlement Financing Authority,
9,000	Series B-1C, Rev., 5.500%, 06/01/12	9,312
4,000	Series B-1C, Rev., 5.500%, 06/01/13	4,152
10,815	Tobacco Settlement Financing Authority, Asset-Backed, Series B, Rev., 5.000%, 06/01/11	11,423
	Triborough Bridge & Tunnel Authority, General Purpose,
10,000	Series B, Rev., 5.250%, 11/15/12	10,899
8,265	Series B, Rev., 5.250%, 11/15/12	8,973
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, Zero Coupon, 07/15/17 (p)	6,391

		481,214

	North Carolina — 1.3%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.750%, 04/01/11	1,078
2,000	COP, 5.750%, 04/01/11	2,179
2,355	Series C, COP, 4.000%, 06/01/12	2,501
1,895	Series C, COP, 4.000%, 06/01/13	2,026
3,015	Durham County, Public Improvement, Series B, GO, 5.000%, 04/01/12	3,174
1,750	Gaston County, GO, FSA, 5.000%, 04/01/15	2,012
	Johnston County,
1,150	GO, NATL-RE, 5.000%, 02/01/16	1,295
1,050	GO, NATL-RE, 5.000%, 02/01/16	1,170
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18	5,338
405	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.125%, 06/29/09	406

2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/17	2,284
15,000	North Carolina Municipal Power Agency No 1, Catawba, Series A, Rev., 5.250%, 01/01/14	16,276
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/19	5,931
5,000	Series A, Rev., 5.000%, 05/01/19	5,467
5,900	State of North Carolina, Highway, GO, 5.000%, 05/01/14	6,670

		57,807

	Ohio — 3.0%
3,000	American Municipal Power-Ohio, Inc., Series A, Rev., 5.000%, 02/01/11	3,030
35,485	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	30,548
1,250	City of Cincinnati, GO, 5.375%, 12/01/10 (p)	1,337
3,000	City of Cleveland, Parking Facilities, Rev., FSA, 5.250%, 09/15/21	3,371
	City of Columbus,
1,800	Series 1, GO, 5.500%, 11/15/10 (p)	1,943
7,235	Series A, GO, 5.000%, 12/15/16	8,119
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/12	1,632
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,220
1,115	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.500%, 06/01/09	1,115
5,510	Montgomery County, Catholic Health, Rev., 5.500%, 09/01/11 (p)	6,011
4,000	Montgomery County, Solid Waste, Rev., NATL-RE, 5.500%, 06/29/09	4,012
355	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 06/29/09	356
4,695	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.000%, 03/01/14	4,614
	Ohio State Building Authority, Adult Correctional Facilities,
4,000	Series A, Rev., 5.750%, 04/01/10 (p)	4,215
5,000	Series A, Rev., FSA, 5.500%, 10/01/11	5,421
305	Ohio State Water Development Authority, Rev., 9.375%, 06/01/09 (p)	323
1,530	Ohio State Water Development Authority, Water Quality, Rev., 5.000%, 06/01/11	1,650
	RiverSouth Authority, RiverFront Area Redevelopment,
1,745	Series A, Rev., 5.250%, 06/01/14	1,927
500	Series A, Rev., 5.250%, 06/01/14	548
2,490	Series A, Rev., 5.250%, 06/01/14	2,704
3,295	State of Ohio, Denison University 2007 Project, Rev., 5.000%, 11/01/17	3,708
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,540
5,275	GO, 5.000%, 08/01/16	6,001
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12	10,006
	State of Ohio, Infrastructure Improvement,
10,840	Series B, GO, 5.000%, 08/01/15	12,291
3,200	Series D, GO, 5.000%, 03/01/14	3,508
3,360	Series D, GO, 5.000%, 03/01/14	3,650
1,530	Series D, GO, 5.000%, 03/01/14	1,649
2,060	Toledo-Lucas County Port Authority, Development, Northwest Bond Fund, Woodsage Project, Series B, Rev., 6.250%, 11/15/14	1,694
	Warrensville Height City School District, School Improvement,
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/11	1,115
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/12	1,148
1,075	GO, NATL-RE, FGIC, 7.000%, 12/01/13	1,262
1,150	GO, NATL-RE, FGIC, 7.000%, 12/01/14	1,370

		139,038

	Oklahoma — 0.1%
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,691
1,000	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 03/01/19	1,022

		2,713

	Oregon — 0.8%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/18	2,717
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.375%, 08/15/09	3,033
	Lane County School District No. 40-Creswell,
5,405	GO, School Board Guaranty, 6.000%, 06/15/10 (p)	5,712
470	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., NATL- RE, 5.300%, 06/29/09	481
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/19	1,783
2,200	Series A, COP, 5.000%, 05/01/19	2,310
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,407
2,405	Polk Marion & Benton School District No. 13J, GO, FSA, 5.750%, 06/15/10(p)	2,535
5,000	Portland Community College District, GO, 5.000%, 06/15/13	5,622
1,845	Washington County, GO, 5.500%, 06/01/11 (p)	2,009
4,555	Washington County School District No 48J Beaverton, Series A, GO, FSA, 5.000%, 06/01/13	5,123
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., NATL- RE, FGIC, 5.750%, 10/01/11	1,138

		35,870

	Pennsylvania — 2.3%
8,070	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/13	8,923
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical
	Center,
3,000	Series A, Rev., 4.000%, 09/01/11	3,060
5,000	Series A, Rev., 5.000%, 09/01/16	5,289
2,150	Series A, Rev., 5.000%, 09/01/18	2,259
5,000	Series B, Rev., 5.000%, 06/15/14	5,150
5,000	Allegheny County Sanitation Authority, Sewer, Rev., NATL-RE, 5.375%, 12/01/11	5,232
	Altoona Area School District,
1,465	GO, FSA, 4.000%, 12/01/15	1,496
875	GO, FSA, 4.000%, 12/01/15	885
1,000	GO, FSA, 4.125%, 12/01/15	1,007
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.000%, 07/01/13	4,181
	Commonwealth of Pennsylvania, Second Series,
2,430	GO, 5.000%, 01/01/16	2,682
5,000	Series A, GO, 5.000%, 08/01/11	5,417
4,550	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.500%, 08/01/28	4,892
2,475	Delaware Valley School District, GO, FSA, 4.000%, 11/15/11	2,603
	Octorara Area School District,
3,620	Series B, GO, FSA, 4.000%, 06/01/19	3,709
3,905	Series B, GO, FSA, 4.000%, 06/01/19	3,938
3,780	Series B, GO, FSA, 4.250%, 06/01/19	3,843
3,230	Series B, GO, FSA, 4.250%, 06/01/19	3,258
1,415	Series B, GO, FSA, 5.000%, 06/01/16	1,605
505	Series B, GO, FSA, 5.000%, 06/01/17	574
1,635	Series B, GO, FSA, 5.000%, 06/01/18	1,854
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	234
800	Pennsylvania Higher Education Assistance Agency, Capital Acquisition, Rev., NATL- RE, 6.125%, 12/15/10 (p)	866
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,769
200	Pennsylvania Higher Educational Facilities Authority, University of Pittsburgh, Rev., 5.000%, 08/01/10	208
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 67-A, Rev., AMT, 5.500%, 09/01/09	1,557
	Pennsylvania Turnpike Commission,
4,730	Sub Series A, Rev., AGC, 5.000%, 06/01/19	5,206
4,520	Sub Series A, Rev., AGC, 5.000%, 06/01/19	4,917
3,000	Philadelphia Authority for Industrial Development, Academy of National Sciences, Rev., 4.900%, 01/01/18	3,007
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 1.625%, 06/01/09	2,668
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., FSA, 5.000%, 04/01/18	1,508
1,065	Rev., FSA, 5.000%, 04/01/18	1,129
1,000	Rev., FSA, 5.000%, 04/01/18	1,053
	West Mifflin Area School District,
2,065	GO, FSA, 5.000%, 10/01/18	2,180
2,000	GO, FSA, 5.000%, 10/01/18	2,094
2,000	GO, FSA, 5.375%, 10/01/18	2,134
500	GO, FSA, 5.500%, 10/01/18	551

		106,938

	Puerto Rico — 0.9%
3,500	Children’s Trust Fund, Tobacco Settlement, Rev., 5.750%, 07/01/10 (p)	3,693
	Commonwealth of Puerto Rico,
4,800	GO, AMBAC-TCRS, 7.000%, 07/01/10	5,000
5,500	GO, NATL-RE-IBC, 5.500%, 07/01/09	5,511
	Puerto Rico Highway & Transportation Authority,
2,500	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,526
3,000	Series AA, Rev., VAR, FSA, 5.000%, 07/01/10	3,058
1,935	Series G, Rev., 5.000%, 07/01/13 (p)	2,200
3,000	Puerto Rico Municipal Finance Agency, Series C, GO, CIFG, 5.250%, 08/01/20	2,939
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,503
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, FSA-CR, 6.000%, 08/01/26 (p)	12,186

		42,616

	South Carolina — 1.7%
2,810	Charleston County, Public Improvement, GO, 6.125%, 09/01/09	2,875
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/15	2,608
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.000%, 12/01/14	4,460
5,500	Rev., 5.000%, 12/01/14	5,832
3,000	Rev., 5.000%, 12/01/14	3,156
2,500	Rev., 5.000%, 12/01/14	2,608
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16	4,883
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	6,388
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	9,553
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., FSA, 5.000%, 12/01/16	4,031
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.500%, 11/01/09	1,231
565	Rev., RADIAN, 5.250%, 02/01/11	577
	South Carolina Jobs & EDA, Hospital Facilities, Improvement, Palmetto Health Alliance,
3,780	Series A, Rev., 7.000%, 12/15/10 (p)	3,993
3,000	Series A, Rev., 7.125%, 12/15/10 (p)	3,324
	State of South Carolina Public Service Authority,
4,795	Series A, Rev., AMBAC, 5.000%, 01/01/14	5,013
2,705	Series D, Rev., FSA, 5.000%, 01/01/13	2,918
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.250%, 01/01/10	10,538
5,000	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/29/09	5,000

		78,988

	South Dakota — 0.0% (g)
1,058	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	1,205

	Tennessee — 0.9%
1,910	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	2,308
	City of Memphis, General Improvement,
4,475	GO, NATL-RE-IBC, 5.250%, 11/01/13	5,047
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/15	4,545
10,000	Shelby County, Public Improvement, Series A, GO, 5.625%, 04/01/10 (p)	10,428
7,285	Tennergy Corp., Gas, Rev., NATL-RE, 5.000%, 06/01/09 (p)	7,286
12,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	11,868

		41,482

	Texas — 6.6%
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/15	2,132
	Alvin Independent School District,
3,205	Rev., 3.600%, 02/15/22 (i)	3,221
3,375	Rev., 3.600%, 02/15/23 (i)	3,392
4,000	Bell County, Limited Tax, GO, 5.000%, 02/15/12	4,285
440	Carroll Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 06/29/09	344
440	Cedar Hill Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	367
405	Cedar Hill Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	337
50	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA/VA, 8.200%, 04/01/22	52
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	932
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 05/15/13	4,908
	City of Cedar Park,
1,055	GO, FSA, 4.125%, 02/15/17	1,085
1,055	GO, FSA, 4.250%, 02/15/17	1,079
955	GO, FSA, 4.375%, 02/15/17	975
1,175	GO, FSA, 4.500%, 02/15/17	1,190
1,055	GO, FSA, 4.700%, 02/15/17	1,070
1,430	GO, FSA, 4.700%, 02/15/17	1,439
3,595	City of Dallas, Waterworks & Sewer System, Rev., FSA, 5.375%, 04/01/13 (p)	4,106
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., FSA, 5.375%, 04/01/13	1,534
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/15	2,052
4,715	City of Garland, Series A, GO, 5.000%, 02/15/18	5,029
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., FSA, 5.000%, 11/15/17	1,101
1,000	Series A, Rev., FSA, 5.000%, 11/15/17	1,090
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,341
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/14	6,326
	City of Southlake,
2,050	GO, AMBAC, 5.000%, 02/15/13	2,166
1,695	GO, AMBAC, 5.000%, 02/15/13	1,797
5,080	GO, AMBAC, 5.000%, 02/15/13	5,284
1,215	Clear Creek Independent School District, GO, 5.250%, 02/15/18	1,302
5,000	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	5,887
3,645	Coppell Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	2,439
1,560	Coppell Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	1,042
	Dallas Area Rapid Transit, Senior Lien,
5,000	Rev., 5.000%, 12/01/18	5,570
10,000	Rev., AMBAC, 5.000%, 12/01/16	11,022
	Deer Park Independent School District, Limited Tax,
1,000	GO, FSA, 5.000%, 02/15/16	1,131
1,000	GO, FSA, 5.000%, 02/15/17	1,134
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/17	4,572
3,380	Rev., NATL-RE, 5.000%, 04/01/17	3,589
2,500	Fort Bend County, GO, 5.000%, 03/01/18	2,701
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/15	1,598
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,518
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,467
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	11,326
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,812
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare
	System,
5,000	Series B, Rev., 7.200%, 12/01/14	5,314
7,345	Series B, Rev., 7.200%, 12/01/14	7,781
5,000	Harris County Hospital District, Rev., NATL-RE, 6.000%, 08/15/10 (p)	5,295
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., NATL-RE, Zero Coupon, 06/29/09	3,438
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,476
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	1,007
3,885	Houston Independent School District, Public Financing Corp. Lease, Capital
	Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,610
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.250%, 02/15/13	2,250
2,000	GO, PSF-GTD, 5.250%, 02/15/14	2,278
1,180	Katy Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/11	1,260
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	2,125
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 08/15/09	5,309
	Lewisville Independent School District,
1,000	GO, 5.000%, 08/15/17	1,132
1,000	GO, 5.000%, 02/15/19	1,119
3,000	GO, 5.000%, 02/15/19	3,321
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/18	2,869
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF- GTD, Zero Coupon, 02/15/17	2,988
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/16	4,593
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.750%, 12/01/10 (p)	4,359
2,400	Midland College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15	2,554
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	7,049
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,565
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	6,584
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/18	2,427
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/17	1,069
3,080	GO, PSF-GTD, 4.750%, 02/15/17	3,265
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,277
	Pearland Independent School District,
7,500	Series 2001-B, Rev., 4.270%, 02/15/24 (i)	7,629
7,500	Series 2001-B, Rev., 4.270%, 02/15/25 (i)	7,629
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/14	2,661
7,500	State of Texas, Series A, GO, 6.000%, 10/01/09	7,641
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12	4,215
1,000	Series A, GO, 5.500%, 10/01/11	1,086
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,739
2,690	Series A, Rev., 5.000%, 02/15/17	2,843
5,000	Tarrant Regional Water District, Rev., FSA, 5.375%, 03/01/13	5,492
5,200	Texas Municipal Power Agency, Rev., NATL-RE, 5.500%, 09/01/10	5,452
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.000%, 08/01/14	3,303
3,640	Texas State Turnpike Authority, Rev., NATL-RE, FGIC, 5.500%, 06/29/09	3,684
	Texas Water Development Board, State Revolving Fund, Senior Lien,
3,000	Series A, Rev., 5.250%, 06/29/09	3,008
3,750	Series A, Rev., 5.625%, 07/15/10	3,914
3,390	University of North Texas, Financing System, Series A, Rev., NATL-RE, FGIC, 5.000%, 04/15/12	3,397
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/18	13,926
2,000	Series A, Rev., 5.250%, 08/15/18	2,295
5,000	Series B, Rev., 5.000%, 07/01/14 (p)	5,759

		305,731

	Utah — 0.3%
1,315	Davis County School District, School Building Guarantee Program, GO, 5.000%, 06/01/13	1,477
	Intermountain Power Agency, Utah Power Supply,
3,145	Series A, Rev., NATL-RE-IBC, 6.150%, 06/24/09 (p)	3,251
3,800	Series B, Rev., NATL-RE, 6.500%, 07/01/10	4,001
2,840	Salt Lake City, GO, 5.500%, 06/15/10 (p)	2,987
1,700	Salt Lake City Municipal Building Authority, Series B, Rev., AMBAC, 5.500%, 10/15/09 (p)	1,749
10	Salt Lake City, Unrefunded Balance, GO, 5.500%, 06/15/10	11

		13,476

	Vermont — 0.1%
3,995	City of Burlington, Electric, Series A, Rev., NATL-RE, 6.375%, 07/01/09	4,010

	Virgin Islands — 0.0% (g)
925	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.625%, 10/01/10	947

	Virginia — 0.7%
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/19	2,028
	Loudoun County, Public Improvements,
4,300	Series A, GO, 5.000%, 11/01/12 (p)	4,822
2,425	Series B, GO, 5.000%, 12/01/15	2,822
	Virginia College Building Authority, Public Higher Education Financing Program,
1,555	Series A, Rev., 5.000%, 09/01/14	1,768
1,000	Series A, Rev., 5.000%, 09/01/15	1,145
500	Series A, Rev., 5.000%, 09/01/16	575
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/16	1,677
1,495	Series A, Rev., 5.000%, 05/15/16	1,692
1,835	Series A, Rev., 5.000%, 05/15/16	2,056
1,520	Series A, Rev., 5.000%, 05/15/16	1,687
2,015	Series A, Rev., 5.000%, 05/15/16	2,217
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/16	1,476
1,260	Series B, Rev., 5.000%, 05/15/16	1,411
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,942

		31,318

	Washington — 2.8%
21,835	Chelan County Public Utility District No 1, Capital Appreciation, Series A, Rev., NATL- RE, Zero Coupon, 06/01/22	11,967
1,315	City of Seattle, GO, 5.000%, 12/01/13	1,488
10,000	City of Seattle, Improvements, Rev., FSA, 5.500%, 03/01/11	10,591
4,590	City of Seattle, Power, Rev., 5.625%, 12/01/10	4,853
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,105	Rev., AMBAC, 5.000%, 09/01/10 (p)	1,165
490	Rev., AMBAC, 5.000%, 09/01/11 (p)	533
	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance,
1,240	Rev., AMBAC, 5.000%, 09/01/10	1,293
765	Rev., AMBAC, 5.000%, 09/01/11	815
41,000	Energy Northwest Electric, Columbia Generating Station, Series B, Rev., NATL-RE, 5.500%, 07/01/09	41,161
3,000	Energy Northwest Electric, Project No. 1, Series A, Rev., FSA, 5.500%, 07/01/11	3,237
3,800	Energy Northwest, Washington State Public Power Supply, Series A, Rev., 5.750%, 07/01/09 (p)	3,816
5,000	Energy Northwest, Washington State Public Power Supply, Capital Appreciation, Series B, Rev., Zero Coupon, 07/01/09 (p)	4,996
	Grant County Public Utility District No. 2-Priest Rapids,
1,230	Series G, Rev., NATL-RE, 5.250%, 06/29/09 (p)	1,313
13,995	Series H, Rev., FSA, 5.375%, 01/01/12	15,012
3,000	Kitsap County School District No. 400-North Kitsap, GO, School Board Guaranty, 5.000%, 06/01/11 (p)	3,237
1,300	Port Grays Harbor, Rev., 6.375%, 12/01/09	1,310
5,140	Snohomish County School District No. 6-Mukilteo, GO, NATL-RE, FGIC, 5.700%, 12/01/12	5,711
3,525	Spokane & Whitman Counties School District No. 360-316 Cheney, GO, School Board Guaranty, 5.600%, 12/01/10 (p)	3,771
	State of Washington,
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,393
4,000	Series C, GO, 5.500%, 07/01/09	4,017
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., FSA, 5.250%, 08/15/18	3,569

		129,248

	West Virginia — 0.2%
1,225	Harrison County, County Commission, Single Family Housing, Series A, SO, 6.250%, 05/15/10 (p)	1,277
4,000	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	3,108
50	Monongalia County, Single Family Housing, Rev., 7.200%, 09/01/09 (p)	54
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
1,235	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,295
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,043
1,020	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,059

		7,836

	Wisconsin — 1.7%
3,000	Fond Du Lac School District, GO, FGIC, 5.750%, 04/01/10 (p)	3,129
	Milwaukee County, Corporate Purpose,
5,150	Series A, GO, 5.625%, 09/01/09 (p)	5,218
	State of Wisconsin,
1,000	GO, 6.250%, 05/01/11	1,093
1,000	GO, 6.250%, 05/01/12	1,129
6,275	Series 1, GO, 5.500%, 11/01/11	6,894
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/15	27,028
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	8,945
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,702
4,450	Series 3, GO, 5.200%, 11/01/09	4,540
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.100%, 06/01/12	3,333
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
6,250	Rev., 5.700%, 05/01/14	6,598
6,250	Rev., 5.950%, 05/01/19	6,840

		80,449

	Total Long-Term Investments (Cost $4,113,799)	4,263,168

SHARES

	Short-Term Investment — 6.6%
	Investment Company — 6.6%
301,485	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290% (b) (l) (m) (Cost $301,485)	301,485

	Total Investments — 99.3% (Cost $4,415,284)	4,564,653
	Other Assets in Excess of Liabilities — 0.7%	33,533

	NET ASSETS — 100.0%	$4,598,186

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
MBIA	—	Insured by Municipal Bond Insurance Association Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.0%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,728
Aggregate gross unrealized depreciation	(24,359)

Net unrealized appreciation/depreciation	$149,369

Federal income tax cost of investments	$4,415,284

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 301,485	$ —
Level 2 – Other significant observable inputs	4,263,168	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 4,564,653	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Commercial Paper — 1.8% (n)
	New York — 1.8%
13,090	Port Authority of New York & New Jersey, 0.750%, 06/04/09	13,090
23,000	Westchester County, 1.200%, 06/01/09	23,000

	Total Commercial Paper (Cost $36,090)	36,090

	Municipal Bonds — 9.4%
	New York — 9.4%
13,200	Albany Industrial Development Agency, Civic Facilities, St. Rose, Series A, Rev., VRDO, NATL-RE, LOC: Bank of America N.A., 0.200%, 06/01/09	13,200
9,585	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.250%, 06/01/09	9,585
	Metropolitan Transportation Authority,
2,900	Series G, Rev., VRDO, LOC: BNP Paribas, 0.150%, 06/01/09	2,900
4,800	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.450%, 06/01/09	4,800
3,550	Subseries G-2, Rev., VRDO, LOC: BNP Paribas, 0.220%, 06/01/09	3,550
	New York City,
4,000	Series B2, Subseries B-5, GO, VRDO, NATL-RE, 0.220%, 06/01/09	4,000
9,200	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	9,200
7,900	Series H, Subseries H-2, GO, VRDO, NATL-RE, 0.200%, 06/01/09	7,900
4,800	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employees Retirement, 0.180%, 06/01/09	4,800
13,195	Series I, Subseries I-6, GO, VRDO, LOC: California State Teachers Retirement, 0.180%, 06/01/09	13,195
800	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.250%, 06/01/09	800
500	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.150%, 06/01/09	500
830	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.250%, 06/01/09	830
550	Subseries H-2, GO, VRDO, LOC: Dexia Credit Local, 0.300%, 06/01/09	550
900	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.150%, 06/01/09	900
1,585	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.200%, 06/01/09	1,585
15,650	Subseries J-4, GO, VRDO, 0.200%, 06/01/09	15,650
9,040	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.250%, 06/01/09	9,040
3,750	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 1.200%, 06/01/09	3,750
20,300	Subseries L-3, GO, VRDO, 0.200%, 06/01/09	20,300
1,100	Subseries L-5, GO, VRDO, 0.700%, 06/01/09	1,100
	New York City Municipal Water Finance Authority,
1,170	Series F, Subseries F-2, Rev., VRDO, 0.170%, 06/01/09	1,170
5,800	Subseries B-3, Rev., VRDO, 0.200%, 06/01/09	5,800
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
17,100	Series BB-2, Rev., VRDO, 0.450%, 06/01/09	17,100
1,900	Series CC-1, Rev., VRDO, 0.200%, 06/01/09	1,900
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 0.250%, 06/01/09	900
4,000	Subseries C-2, Rev., VRDO, 0.250%, 06/01/09	4,000
8,610	Subseries C-4, Rev., VRDO, 0.170%, 06/01/09	8,610
200	Subseries C-5, Rev., VRDO, 0.220%, 06/01/09	200
3,400	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.220%, 06/01/09	3,400
11,950	New York City Trust for Cultural Resources, American Museum, Series A1, Rev., VRDO, 0.220%, 06/01/09	11,950
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series
	SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 0.300%, 06/01/09 (e)	1,055
785	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.250%, 06/01/09	785

	Total Daily Demand Notes (Cost $185,005)	185,005

	Municipal Bonds — 23.4%
	New York — 23.4%
8,890	Adirondack Central School District, GO, BAN, 2.500%, 03/05/10 (m)	8,923
5,127	Amherst Central School District, GO, BAN, 2.500%, 08/05/09	5,132
6,960	Belfast Central School District, GO, BAN, 2.500%, 05/18/10	7,000
9,500	Binghamton City School District, GO, RAN, 2.000%, 01/15/10	9,544
5,300	Board of Cooperative Educational Services First Supervisory District, Suffolk County, RAN, 3.000%, 06/30/09	5,303
	Board of Cooperative Educational Services for the Sole Supervisory District,
12,000	RAN, 2.000%, 07/29/09	12,015
7,000	RAN, 2.250%, 06/30/09	7,004
9,900	RAN, 2.750%, 06/26/09	9,904
8,500	RAN, 2.750%, 08/14/09	8,510
5,500	RAN, 3.000%, 06/30/09	5,504
8,000	Central Square Central School District, GO, BAN, 3.000%, 07/10/09	8,008
7,500	Chenango Valley Central School District, GO, RAN, 3.000%, 06/26/09	7,505
12,453	City of Auburn, GO, BAN, 1.500%, 06/04/10 (w)	12,489
10,000	City of Binghamton, GO, BAN, 2.250%, 02/05/10	10,050
5,465	City of Chittenango, GO, BAN, 2.000%, 12/01/09	5,486
11,117	City of Geneva, GO, BAN, 2.000%, 05/20/10	11,182
13,705	City of Schenectady, GO, BAN, 1.750%, 05/21/10	13,777
8,530	City of White Plains, GO, BAN, 2.000%, 01/21/10	8,568
9,050	Clarence Central School District, GO, TAN, 2.750%, 06/25/09	9,054
3,400	Corning Community College, GO, RAN, 2.750%, 08/21/09	3,404
8,540	Dalton-Nunda Central School District, GO, BAN, 2.750%, 06/25/09	8,543
5,730	East Rochester Union Free School District, GO, BAN, 2.500%, 04/02/10	5,763
4,369	East Syracuse-Minoa Central School District, GO, BAN, 1.750%, 05/21/10	4,391
	Elmira City School District,
13,917	GO, BAN, 2.000%, 01/15/10	13,974
7,880	Series D, GO, BAN, 2.000%, 03/18/10	7,902
7,500	Gouverneur Central School District, GO, BAN, 2.750%, 08/14/09	7,509
13,400	Granville Central School District, GO, BAN, 2.250%, 02/26/10	13,442
	Greater Southern Tier Board of Cooperative Educational Services District,
10,000	RAN, 2.250%, 06/30/09	10,005
9,500	RAN, 4.250%, 06/30/09	9,513
3,455	Hamburg Village, GO, BAN, 2.250%, 02/04/10	3,466
9,975	Honeoye Falls-Lima Central School District, GO, BAN, 2.250%, 12/17/09	10,008
7,830	Hoosick Falls Central School District, GO, BAN, 2.000%, 04/02/10	7,846
9,040	Johnson City Central School District, GO, BAN, 2.000%, 04/22/10	9,076
5,000	Kingston City School District, GO, BAN, 2.750%, 06/26/09	5,002
5,700	Le Roy Central School District, GO, BAN, 3.000%, 06/26/09	5,704
6,500	Little Falls City School District, GO, BAN, 2.000%, 04/21/10	6,520
8,600	Marlboro Central School District, School Building, GO, BAN, 3.250%, 12/17/09	8,634
9,210	Morrisville-Eaton Central School District, GO, BAN, 3.000%, 07/09/09	9,218
4,950	Oneonta City School District, Series B, GO, BAN, 2.750%, 07/15/09	4,953
14,467	Phoenix Central School District, GO, BAN, 2.000%, 12/18/09	14,519
3,398	Pine Valley Central School District of South Dayton, GO, BAN, 2.500%, 03/04/10	3,409
	Salamanca City School District,
7,742	GO, BAN, 3.000%, 06/26/09	7,747
7,000	Series A, GO, BAN, 3.000%, 06/26/09	7,003
11,485	Spencerport Central School District, GO, BAN, 2.750%, 06/30/09	11,490
25,000	Suffolk County, Series I, GO, TAN, 2.000%, 08/13/09	25,060
11,100	Tompkins County, GO, BAN, 1.750%, 01/08/10	11,144
12,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, RAN, 2.000%, 06/30/09	12,005
6,740	Town of Islip, Erosion Control, GO, BAN, 2.000%, 12/17/09	6,769
3,565	Town of Poughkeepsie, Series A, GO, BAN, 1.750%, 09/15/09	3,569
4,330	Town of Wallkill, Series A, GO, BAN, 2.000%, 01/22/10	4,348
1,850	Tully Central School District, GO, BAN, 2.500%, 05/07/10	1,863
4,500	Village of East Aurora, GO, BAN, 2.000%, 04/01/10	4,509
3,583	Village of Ossining, GO, BAN, 4.000%, 11/25/09	3,614
7,000	Wallkill Central School District, GO, BAN, 2.750%, 08/14/09	7,009
11,000	Waterloo Central School District, GO, BAN, 2.750%, 08/28/09	11,014
3,000	Wayne-Finger Lakes Board of Cooperative Educational Services, RAN, 3.000%, 06/29/09	3,002
3,605	Wynantskill Union Free School District, GO, BAN, 3.000%, 07/17/09	3,608

	Total Municipal Bonds (Cost $461,513)	461,513

	Weekly Demand Notes — 65.8%
	New York — 65.8%
8,020	Albany County Airport Authority, Series A, Rev., VRDO, AMT, LOC: Bank of America N.A., 0.520%, 06/04/09 (m)	8,020
	Austin Trust Various States,
650	Series 2008-1064, GO, VRDO, LIQ: Bank of America N.A., 0.290%, 06/04/09	650
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.490%, 06/04/09	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.640%, 06/04/09	8,955
4,750	Series 2008-3006X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.640%, 06/04/09	4,750
16,220	Dutchess County IDA, Marist College Civic Facilities, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.200%, 06/04/09	16,220
9,720	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.250%, 06/04/09	9,720
230	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 06/04/09	230
2,450	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 06/04/09	2,450
8,200	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0029, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.250%, 06/04/09	8,200
1,845	Franklin County IDA, Trudeau Institute, Inc. Project, Rev., VRDO, LOC: Fleet National Bank, 0.250%, 06/03/09	1,845
11,000	Long Island Power Authority, Electric Systems, EAGLE, Series 2006-0051, Class A, Rev., VRDO, BHAC, LIQ: Helaba, 0.480%, 06/04/09	11,000
	Metropolitan Transportation Authority,
1,600	Subseries B-3, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.150%, 06/04/09	1,600
44,000	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.400%, 06/05/09	44,000
	Nassau County,
14,000	Series A, GO, VRDO, LOC: Bank of America N.A., 0.150%, 06/05/09	14,000
10,000	Series B, GO, VRDO, LOC: Bank of America N.A., 0.150%, 06/05/09	10,000
	Nassau County Interim Finance Authority, Sales Tax Secured,
10,000	Series A, Rev., VRDO, 0.180%, 06/01/09	10,000
10,000	Series B, Rev., VRDO, 0.230%, 06/01/09	10,000
17,500	Series E, Rev., VRDO, LIQ: BNP Paribas, 0.180%, 06/03/09	17,500
	New York City,
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.230%, 06/04/09	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.200%, 06/03/09	3,800
15,400	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.210%, 06/03/09	15,400
1,300	Series H, Subseries H-6, GO, VRDO, NATL-RE, 1.250%, 06/03/09	1,300
7,400	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.250%, 06/03/09	7,400
16,500	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.150%, 06/03/09	16,500
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.200%, 06/03/09	6,800
7,550	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.250%, 06/03/09	7,550
5,400	Subseries A-6, GO, VRDO, LOC: Helaba, 0.700%, 06/03/09	5,400
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.200%, 06/03/09	3,550
22,800	Subseries C-3, GO, VRDO, LOC: BNP Paribas, 0.210%, 06/03/09	22,800
15,750	Subseries C-4, GO, VRDO, LOC: BNP Paribas, 0.170%, 06/03/09	15,750
795	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.170%, 06/03/09	795
17,550	Subseries D-3, GO, VRDO, 0.100%, 06/05/09	17,550
2,000	Subseries F-3, GO, VRDO, LOC: Royal Bank of Scotland, 0.330%, 06/04/09	2,000
4,000	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.200%, 06/03/09	4,000
11,530	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.170%, 06/03/09	3,145
3,145	Subseries H-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.200%, 06/03/09	11,530
17,915	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.210%, 06/03/09	17,915
42,400	Subseries J-7, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 3.000%, 06/04/09	42,400
6,530	Subseries J-10, GO, VRDO, 0.180%, 06/04/09	6,530
8,750	Subseries J-11, GO, VRDO, 0.280%, 06/04/09	8,750
	New York City Capital Resources Corp., Loan Enhanced Assistance,
2,125	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/01/09	2,125
6,000	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/01/09	6,000
11,400	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.180%, 06/03/09	11,400
6,900	New York City Housing Development Corp., Multi-Family Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	6,900
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.350%, 06/03/09	3,400
10,000	New York City Housing Development Corp., Multi-Family Housing, 2 Gold Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/03/09	10,000
5,000	New York City Housing Development Corp., Multi-Family Housing, 201 Pearl Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/03/09	5,000
8,500	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.100%, 06/05/09	8,500
17,000	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, 0.100%, 06/05/09	17,000
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	2,970
15,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/05/09	15,000
5,700	New York City Housing Development Corp., Multi-Family Housing, Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/03/09	5,700
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/03/09	3,200
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/09	13,600
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	200
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/05/09	4,760
10,500	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/03/09	10,500
300	New York City Housing Development Corp., Multi-Family Housing, Tribeca Tower, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.400%, 06/03/09	300
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.350%, 06/03/09	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.280%, 06/03/09	4,470
7,750	New York City Industrial Development Agency, Center for Jewish History Project, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/04/09	7,750
9,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.310%, 06/01/09	9,000
45,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.300%, 06/04/09	45,800
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 0.420%, 06/03/09	580
4,600	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank N.A., 0.270%, 06/04/09	4,600
380	New York City Industrial Development Agency, Plaza Packaging Project, Rev., VRDO, LOC: Bank of New York, 0.600%, 06/01/09	380
10,000	New York City Municipal Water Finance Authority, Series 3026, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.330%, 06/04/09 (e)	10,000
8,470	New York City Transitional Finance Authority, Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.180%, 06/03/09	8,470
1,100	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.530%, 06/04/09	1,100
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VRDO, 0.150%, 06/03/09	600
4,175	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-D, Rev., VRDO, 1.500%, 06/05/09	4,175
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	5,000
8,280	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	8,280
10,485	Series 1451, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.330%, 06/04/09	10,485
60,160	Series 2250, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.330%, 06/04/09	60,160
9,565	Series 2477, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	9,565
19,080	Series 2613, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	19,080
	New York Local Government Assistance Corp.,
950	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.750%, 06/03/09	950
14,000	Series D, Rev., VRDO, LOC: Societe Generale, 0.180%, 06/03/09	14,000
10,150	Series F, Rev., VRDO, LOC: Societe Generale, 0.170%, 06/03/09	10,150
8,100	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 0.150%, 06/03/09	8,100
120	New York Local Government Assistance Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.480%, 06/05/09	120
12,240	New York Local Government Assistance Corp., Sub Lien, Series A-5V, Rev., VRDO, FSA, 1.000%, 06/01/09	12,240
13,020	New York State Dormitory Authority, Series ROCS-RR-II-4122, Rev., VRDO, LIQ: Citigroup Financial Products, 0.480%, 06/04/09 (e)	13,020
	New York State Dormitory Authority, Mental Health Services,
20,000	Subseries D-2B, Rev., VRDO, FSA, 1.000%, 06/04/09	20,000
10,845	Subseries D-2E, Rev., VRDO, 0.250%, 06/04/09	10,845
4,000	Subseries D-2G, Rev., VRDO, 0.250%, 06/01/09	4,000
12,905	Subseries D-2H, Rev., VRDO, 0.250%, 06/04/09	12,905
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 0.420%, 06/03/09	5,805
4,025	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.190%, 06/03/09	4,025
7,000	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.180%, 06/04/09	7,000
3,445	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.350%, 06/04/09	3,445
11,100	New York State Environmental Facilities Corp., Series DCL-043, Rev., VRDO, LIQ: Dexia Bank, 2.000%, 06/04/09 (e)	11,100
21,365	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.360%, 06/03/09	21,365
	New York State Housing Finance Agency,
55,505	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	55,505
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	2,000
6,200	Series E, Rev., VRDO, LOC: BNP Paribas, 0.250%, 06/03/09	6,200
16,100	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 06/03/09	16,100
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/03/09	700
26,750	New York State Housing Finance Agency, 10 Liberty, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/02/09	26,750
9,750	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	9,750
10,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	10,000
7,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	7,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.350%, 06/03/09	2,000
8,400	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.350%, 06/03/09	8,400
	New York State Housing Finance Agency, 345 East 94th Street Housing,
9,400	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/01/09	9,400
13,100	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/03/09	13,100
6,400	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.500%, 06/03/09	6,400
11,050	New York State Housing Finance Agency, 360 West 43rd Street,	11,050
	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09
400	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.450%, 06/03/09	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	2,700
4,400	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	4,400
3,750	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	3,750
1,150	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/03/09	1,150
10,000	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.250%, 06/03/09	10,000
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	5,800
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/03/09	6,800
4,600	New York State Housing Finance Agency, Multi-Family Housing, Second Mortgage, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/03/09	4,600
3,300	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.200%, 06/03/09	3,300
5,020	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/05/09	5,020
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.400%, 06/03/09	3,820
13,500	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/03/09	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.280%, 06/03/09	3,400
17,185	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.250%, 06/03/09	17,185
9,350	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/03/09	9,350
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/03/09	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/03/09	6,700
8,800	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	8,800
4,500	New York State Housing Finance Agency, West 38 Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	4,500
5,700	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/03/09	5,700
5,700	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	5,700
7,200	New York State Urban Development Corp., Series ROCS-RR-II-R-10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 0.890%, 06/04/09	7,200
2,685	Oneida County IDA, Rev., VRDO, LOC: NBT Bank N.A., 0.600%, 06/04/09	2,685
6,820	Oneida County IDA, Individual Development, Champion Home, Rev., VRDO, LOC: Credit Suisse, 0.500%, 06/04/09	6,820
1,475	Oneida County IDA, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.600%, 06/04/09	1,475
3,820	Onondaga County IDA, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.450%, 06/03/09	3,820
3,700	Rockland County IDA, Jawonio, Inc., Project, Rev., VRDO, LOC: TD Bank N.A., 0.300%, 06/03/09	3,700
5,670	Suffolk County IDA, Guide Dog Foundation, Inc., Rev., VRDO, LOC: Bank of New York, 0.300%, 06/04/09	5,670
	Triborough Bridge & Tunnel Authority,
155	Series A, Rev., VRDO, 1.000%, 06/03/09	155
13,800	Subseries B-3, Rev., VRDO, 0.280%, 06/04/09	13,800
2,690	Subseries B-4, Rev., VRDO, 0.500%, 06/04/09	2,690
20,200	Troy IDA, Rensselaer Polytechnic, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/04/09	20,200
3,800	Trust for Cultural Resources, WNYC Radio, Inc., Rev., LOC: Wachovia Bank N.A., 0.200%, 06/04/09	3,800
500	Westchester County IDA, Banksville Independent Fire Co., Series B, Rev., VRDO, LOC: Bank of New York, 0.350%, 06/04/09	500
4,150	Westchester County IDA, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 0.300%, 06/04/09	4,150
3,865	Westchester County IDA, Young Women’s Christian Association, Rev., VRDO, LOC: Bank of New York, 0.300%, 06/04/09	3,865

	Total Weekly Demand Notes (Cost $1,298,685)	1,298,685

	Total Investments — 100.4% (Cost $1,981,293)*	1,981,293
	Liabilities in Excess of Other Assets — (0.4)%	(7,078)

	NET ASSETS — 100.0%	$1,974,215

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ —	$ —
Level 2 - Other significant observable inputs	1,981,293	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 1,981,293	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 93.2%
	Municipal Bonds — 93.2%
	Arizona — 0.1%
830	Arizona Health Facilities Authority, Catholic Healthcare West, Series A, Rev., 6.125%, 07/01/09 (p)	834

	California — 0.7%
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/18	1,674
2,000	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,933
2,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	2,260

		5,867

	Colorado — 0.4%
3,000	Denver City & County Apartments, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/11	3,104

	District of Columbia — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/16	1,561

	Florida — 0.1%
980	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15	1,087

	Hawaii — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/16	791

	Louisiana — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,660

	Massachusetts — 0.9%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,741
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,169

		6,910

	Michigan — 0.3%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.250%, 12/01/11	2,155

	New Jersey — 0.7%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	770
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	939
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/14	3,812

		5,521

	New York — 86.0%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., NATL-RE, 5.250%, 07/06/09	1,042
	Amherst Industrial Development Agency, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/11	1,270
1,000	Series B, Rev., AMBAC, 5.500%, 11/01/11	1,081
1,290	Series B, Rev., AMBAC, 5.750%, 08/01/10	1,349
150	Arkport Central School District, GO, FSA, 5.200%, 06/15/09	150
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/19	2,656
500	Attica Central School District, GO, FSA, 5.000%, 06/15/10	524
6,695	Babylon Industrial Development Agency, Winthrop S. Nassau University East, Inc. Project, Series A, Rev., AMBAC, 6.625%, 08/01/09 (p)	6,831
1,040	Beacon City School District, GO, NATL-RE, 5.500%, 07/15/09	1,057
650	Brentwood Union Free School District, GO, FSA, 5.625%, 06/15/09	658
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,894
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,268
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,938
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	807
450	Bronxville Union Free School District, GO, 5.250%, 10/15/10	479
	Burnt Hills-Ballston Lake Central School District,
590	GO, NATL-RE, FGIC, 5.400%, 07/15/09	599
305	GO, NATL-RE, FGIC, 5.500%, 07/15/09	309
375	GO, NATL-RE, FGIC, 5.500%, 07/15/09	381
1,450	Byram Hills Central School District, GO, 5.000%, 11/15/10 (p)	1,556
1,000	Canandaigua City School District, Series A, GO, FSA, 5.375%, 04/01/12	1,094
	Chenango Forks Central School District,
250	GO, FGIC, 5.625%, 06/15/09	253
850	GO, FGIC, 5.700%, 06/15/09	861
	Clarkstown Central School District,
605	GO, FSA, 5.000%, 04/15/13	677
255	GO, FSA, 5.250%, 04/15/14	288
3,155	Cleveland Hill Union Free School District, GO, NATL-RE, FGIC, 5.500%, 10/15/09	3,234
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.000%, 05/01/13	2,699
2,500	Erie County Industrial Development Agency, City School District, Buffalo Project, Series A, Rev., FSA, 5.750%, 05/01/18	2,747
1,650	Erie County, Public Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 09/01/12 (i)	1,680
285	Fayetteville-Manlius Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	312
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,188
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,189
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,124
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,423
1,665	Hewlett-Woodmere Union Free School District, GO, 4.000%, 11/01/18	1,680
1,000	Ilion Central School District, Series B, GO, NATL-RE, FGIC, 5.000%, 06/15/12	1,085
70	Irvington Union Free School District, GO, FSA, 5.000%, 04/01/11	75
1,525	Lindenhurst Union Free School District, GO, FGIC, 5.250%, 07/15/09 (p)	1,550
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., FSA, 5.500%, 12/01/12 (p)	5,944
1,875	Series A, Rev., FSA, 5.500%, 12/01/13 (p)	2,169
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 06/01/16	2,642
2,000	Series B, Rev., 5.625%, 04/01/19	2,163
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/16	1,058
3,000	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/16	3,281
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/16	1,044
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., FSA, Zero Coupon, 06/01/21	2,963
805	Mahopac Central School District,
	Series B, GO, NATL-RE, 5.600%, 06/15/10	846
	Massapequa Union Free School District,
2,180	Series A, GO, FSA, 5.375%, 06/15/10	2,313
2,485	Series A, GO, FSA, 5.400%, 06/15/10	2,638
3,135	Series A, GO, FSA, 5.700%, 06/15/10	3,338
2,000	Metropolitan Transportation Authority, Series 2008C, Rev., 6.250%, 11/15/18	2,236
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,476
5,400	Series A, Rev., NATL-RE, 6.250%, 04/01/11 (p)	5,920
1,000	Series A, Rev., 5.100%, 11/15/18	1,063
1,000	Series A, Rev., 5.125%, 11/15/18	1,056
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,128
1,000	Series B, Rev., 5.250%, 11/15/19	1,085
2,000	Series B, Rev., 5.250%, 11/15/19	2,143
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	19,155
4,750	Series A, Rev., FSA-CR, 5.750%, 01/01/18	5,461
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,086
	Monroe County, Public Improvement,
1,050	GO, 6.000%, 03/01/13	1,155
1,030	GO, NATL-RE, FGIC, 5.000%, 03/01/12	1,067
100	GO, NATL-RE, FGIC, 5.000%, 03/01/12	103
335	GO, NATL-RE-IBC, 6.000%, 03/01/15	376
1,000	GO, NATL-RE-IBC, 6.000%, 03/01/18	1,130
280	Monroe Woodbury Central School District, GO, FSA, 5.000%, 04/15/14	315
	Nassau County,
2,160	Series A, GO, AGC, 5.000%, 05/01/17	2,467
4,920	Series A, GO, AGC, 5.000%, 05/01/19	5,406
1,000	Series C, GO, FSA, 5.000%, 07/01/18	1,078
	Nassau County Interim Finance Authority,
1,000	Series A, Rev., 5.000%, 05/15/19	1,123
1,000	Series A, Rev., 5.000%, 05/15/19	1,113
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/14	910
700	Series B, Rev., NATL-RE, 5.000%, 10/01/14	727
450	New Rochelle City School District, Series A, GO, FSA, 5.000%, 12/15/10	478
	New York City,
3,000	Series A-1, GO, 5.250%, 08/15/18	3,166
4,000	Series B, GO, FGIC-TCRS, 5.750%, 08/01/12	4,366
3,000	Series C, GO, 5.000%, 01/01/17	3,162
5,000	Series D, GO, 5.000%, 02/01/17	5,446
5,000	Series E, GO, FSA, 5.000%, 11/01/14	5,338
2,640	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,919
2,500	Series G, GO, 5.000%, 02/01/14	2,610
3,000	Series G, GO, 5.000%, 12/01/16	3,137
3,000	Series H, GO, 5.000%, 08/01/14	3,211
2,000	Series H-1, GO, 5.125%, 03/01/19	2,076
5,000	Series J, GO, NATL-RE, 5.250%, 05/15/14	5,305
1,000	Series J, Sub Series J-1, GO, FSA, 5.000%, 06/01/16	1,059
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/15	2,706
2,000	Sub Series B-1, GO, 5.250%, 09/01/18	2,083
3,000	Sub Series B-1, GO, 5.250%, 09/01/18	3,138
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/15	3,703
1,000	Sub Series J-1, GO, 5.000%, 05/15/19 (w)	1,029
3,000	Sub Series L-1, GO, 5.000%, 04/01/18	3,131
4,330	Sub Series L-1, GO, 5.000%, 04/01/18	4,424
2,000	New York City Housing Development Corp., Capital Funding, Series A, Rev., NATL- RE, FGIC, 5.000%, 07/01/15	2,097
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., FSA, 5.000%, 05/15/13	1,760
750	Series A, Rev., FSA, 5.000%, 05/15/13	800
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/19 (w)	4,629
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series A, Rev., FGIC, 5.750%, 06/15/09 (p)	3,037
3,000	Series AA, Rev., 5.000%, 06/15/18	3,232
7,355	Series B, Rev., 5.000%, 06/15/14	7,853
1,500	Series B, Rev., 5.000%, 06/15/14	1,614
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/16	5,817
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.625%, 01/01/10	1,029
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., FGIC, FSA-CR , 5.000%, 01/15/17	3,108
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/19	1,527
1,500	Series S-4, Rev., 5.125%, 01/15/19	1,542
	New York City Transitional Finance Authority, Future Tax Secured,
4,700	Series A, Rev., VAR, 5.500%, 11/01/11	5,034
1,000	Series B, Rev., 5.000%, 05/01/17	1,118
3,000	Series B, Rev., 5.000%, 05/01/17	3,282
7,305	Series B, Rev., 6.125%, 05/15/10 (p)	7,775
5,000	Sub Series C-1, Rev., 5.000%, 11/01/17	5,550
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.500%, 02/01/11	508
695	Series B, Rev., 6.125%, 05/15/10	740
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17	4,308
	New York Local Government Assistance Corp.,
5,000	Series C, Rev., 5.000%, 04/01/14	5,622
2,000	Series E, Rev., FSA-CR, 6.000%, 04/01/14	2,244
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/17	3,385
2,500	Series A, Rev., 5.000%, 04/01/18	2,786
	New York Mortgage Agency, Homeowner Mortgage,
1,000	Series 143, Rev., AMT, 4.750%, 04/01/17	973
2,485	Series 156, Rev., 5.000%, 10/01/18	2,537
2,500	New York Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/17	2,748
1,230	New York State Dormitory Authority, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/13	1,292
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 07/01/11	115
	New York State Dormitory Authority, City University System, 5th Generation,
2,500	Rev., NATL-RE-IBC, 5.000%, 07/01/16	2,588
3,415	Series B, Rev., 6.000%, 07/01/14	3,668
	New York State Dormitory Authority, City University System, CONS,
13,000	Series A, Rev., AMBAC-TCRS, 5.750%, 07/01/13	13,799
3,565	Series A, Rev., FSA-CR, 5.750%, 07/01/13	3,784
2,160	Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,462
4,770	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.250%, 07/01/11 (p)	5,238
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/19	2,238
5,270	Series B, Rev., 5.000%, 03/15/19	5,774
3,100	Series C, Rev., 5.000%, 03/15/18	3,303
3,000	Series C, Rev., 5.000%, 03/15/18	3,177
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, 5.000%, 02/01/18	3,055
420	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., NATL-RE, 5.500%, 08/01/10	429
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/14	1,085
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/16	2,408
5	New York State Dormitory Authority, Long Island University, Rev., RADIAN, 5.000%, 09/01/09 (p)	5
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 09/01/09	96
	New York State Dormitory Authority, Manhattan College,
1,895	Rev., RADIAN, 5.500%, 07/01/09	1,898
1,770	Rev., RADIAN, 5.500%, 07/01/10	1,802
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., FSA, 5.000%, 08/15/11	1,393
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,124
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	426
4,875	Sub Series A2, Rev., 5.000%, 07/01/18	5,004
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
1,000	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Rev., 5.375%, 02/15/19	1,044
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	2,578
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/18	3,165
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	567
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,675
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	1,996
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,145
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,329
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,800
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,607
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	9,483
1,200	Series A, Rev., NATL-RE, 5.750%, 07/01/11	1,304
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,157
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,077
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%,03/15/19	5,478
3,450	New York State Dormitory Authority, Pratt Institute, Rev., RADIAN, 6.250%, 07/01/09	3,536
	New York State Dormitory Authority, School Districts Financing Program,
1,000	Series A, Rev., AGC, 5.000%, 10/01/19	1,042
950	Series F, Rev., NATL-RE, 6.500%, 10/01/20	1,108
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., 5.375%, 04/01/12	1,651
1,235	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/11	1,315
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., NATL-RE, 5.300%, 07/06/09	613
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., FSA, 5.750%, 05/15/17	2,139
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17	1,979
	New York State Dormitory Authority, State University Educational Facilities,
3,725	Series A, Rev., NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	3,966
5,000	Series A, Rev., NATL-RE-IBC, 5.250%, 05/15/15	5,477
4,800	Series A, Rev., NATL-RE-IBC, 5.500%, 05/15/10	5,007
1,050	Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,141
2,250	Rev., NATL-RE, 6.000%, 05/15/10	2,364
450	New York State Dormitory Authority, Unrefunded Balance, Series C, Rev., 7.375%, 05/15/10	477
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/16	1,956
1,000	Series A, Rev., 5.000%, 12/15/18	1,096
1,000	Series A, Rev., 5.250%, 12/15/17	1,166
2,000	Series A, Rev., 5.250%, 12/15/18	2,325
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.750%, 06/15/11 (p)	1,743
1,000	Series A, Rev., 5.750%, 06/15/12 (p)	1,132
2,950	Series NYC-02, Rev., 5.750%, 06/15/11 (p)	3,230
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.200%, 05/15/14	458
460	Series NYC-02, Rev., 5.750%, 06/15/11	501
700	Series NYC-02, Rev., 5.750%, 06/15/12	783
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New
	York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/12	2,189
420	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Series B, Rev., 5.625%, 07/15/09 (p)	427
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	4,995
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/13	3,459
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., NATL-RE, 6.000%, 06/15/12	5,908
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.625%, 07/15/09	4,493
9,140	Series B, Rev., 5.700%, 07/15/09	9,281
	New York State Thruway Authority,
2,455	Series A, Rev., 5.000%, 09/15/17	2,672
3,700	Series A, Rev., 5.250%, 03/15/19	4,285
3,000	Series A-1, Rev., 5.000%, 04/01/19	3,108
8,695	Series B, Rev., 5.000%, 10/01/18	9,323
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/17	2,696
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/16	2,655
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/15	1,073
1,500	Series A, Rev., 5.000%, 04/01/18	1,604
2,500	Series B, Rev., 5.000%, 10/01/17	2,664
5,000	Series B, Rev., 5.000%, 10/01/17	5,227
5,000	Series B, Rev., NATL-RE FGIC, 5.000%, 10/01/15	5,482
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15	3,189
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/18	2,173
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/18	3,229
585	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Rev., NATL-RE, 5.500%, 04/01/10	608
1,500	New York State Urban Development Corp., Series D, Rev., 5.375%, 01/01/19	1,612
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 5.250%, 01/01/14	3,247
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., AMBAC-TCRS, 5.500%, 01/01/14	2,117
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,500	Series A, Rev., 5.375%, 03/15/12 (p)	6,109
5,045	Series A-1, Rev., 5.000%, 12/15/17	5,519
5,000	Series A-1, Rev., 5.000%, 12/15/17	5,326
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,765
	New York State Urban Development Corp., Service Contract,
3,500	Series A, Rev., FSA, 5.000%, 01/01/18	3,832
3,000	Series B, Rev., 5.250%, 07/01/18	3,107
2,000	Series B, Rev., 5.250%, 07/01/18	2,102
7,000	Series C, Rev., 5.000%, 07/01/18	7,123
	New York State Urban Development Corp., State Facilities,
1,000	Rev., 5.600%, 04/01/15	1,097
5,450	Rev., NATL-RE-IBC, 5.750%, 04/01/11	5,883
1,345	New York State Urban Development Corp., Unrefunded Balance, Series A, Rev., VAR, 5.500%, 01/01/11	1,409
45	New York State Urban Development Corp., Youth Facilities Services Contract, Series B, Rev., 5.875%, 04/01/10 (p)	47
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	513
1,940	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	2,031
545	Ogdensburg Enlarged City School District, GO, NATL-RE, 4.500%, 06/15/11	575
1,010	Oneida County, GO, NATL-RE, FGIC, 5.500%, 03/15/11	1,088
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., FSA, 5.500%, 04/01/11	1,072
	Onondaga County,
200	Series A, GO, 5.000%, 05/01/11 (p)	215
510	Series A, GO, 5.000%, 05/01/12 (p)	563
3,050	Series A, GO, 5.000%, 03/01/19 (p)	3,317
4,630	Series A, GO, 5.250%, 05/15/11	4,994
	Onondaga County, Unrefunded Balance,
975	Series A, GO, 5.000%, 05/01/11	1,048
580	Series A, GO, 5.000%, 05/01/12	637
1,960	Series A, GO, 5.000%, 05/01/12	2,138
890	Series A, GO, 5.250%, 05/15/11	960
515	Series A, GO, 5.250%, 05/15/11	548
160	Series A, GO, 5.250%, 05/15/11	172
1,500	Oyster Bay, Public Improvement, Series A, GO, 5.000%, 02/15/16	1,731
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 04/15/17	3,027
1,500	149th Series, Rev., 5.000%, 11/15/17	1,681
4,000	151st Series, Rev., 5.250%, 03/15/18	4,082
5,000	152nd Series, Rev., 5.000%, 05/01/18	5,031
775	Red Creek Central School District, GO, FSA, 5.500%, 06/15/12	839
	Rondout Valley Central School District,
195	GO, FSA, 5.125%, 03/01/10	204
1,795	GO, FSA, 5.250%, 03/01/10	1,879
1,025	Scotia Glenville Central School District, GO, FGIC, 5.500%, 06/15/09	1,038
275	Shenendehowa Central School District, Clifton Park, GO, FSA, 5.500%, 07/15/11	301
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/19	5,287
4,000	Series C, GO, 5.000%, 04/15/15	4,462
500	Stillwater Central School District, GO, NATL-RE, 5.200%, 06/15/09	501
	Suffolk County, Public Improvement,
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/12	1,696
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/12	1,324
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Rev., FSA, 5.000%, 05/01/18	1,251
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/13	5,115
	Town of Brookhaven, Public Improvement,
1,000	GO, AMBAC, 5.300%, 11/15/10 (p)	1,077
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.750%, 01/01/16 (p)	112
6,305	Series A, Rev., 5.000%, 11/15/17	6,871
1,500	Series A-2, Rev., 5.000%, 11/15/18	1,616
4,900	Series C, Rev., 5.000%, 11/15/18	5,384
3,800	Series C, Rev., 5.000%, 11/15/18	4,095
5,000	Series D, Rev., 5.000%, 11/15/18	5,327
3,595	Series X, Rev., 6.625%, 01/01/12 (p)	3,959
1,600	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/16	1,311
565	Warwick Valley Central School District, GO, FSA, 5.500%, 01/15/10	589
	Watertown City School District,
1,845	GO, FSA, 5.625%, 06/15/09	1,867
1,085	Webster Central School District, Series B, GO, FSA, 4.250%, 10/01/14	1,179
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.200%, 11/01/10	3,002
8,115	Sub Series B, Rev., 5.250%, 11/01/10	8,494
	Windsor Central School District,
1,820	GO, FGIC, 5.500%, 06/15/09	1,842

		689,187

	Ohio — 0.5%
2,880	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	2,479
1,265	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A,Rev., AMT, GNMA COLL, 4.300%, 03/01/16	1,257

		3,736

	Puerto Rico — 1.5%
4,000	Commonwealth of Puerto Rico, GO, NATL-RE, 5.750%, 07/01/11	4,160
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, FSA-CR, 5.500%, 07/01/12	1,189
210	Series A, GO, 5.500%, 07/01/18	210
475	Puerto Rico Electric Power Authority, Series KK, Rev., FSA, 5.250%, 07/01/13	503
	Puerto Rico Highway & Transportation Authority,
2,000	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,021
1,105	Series Z, Rev., FSA, 6.250%, 07/01/16	1,201
1,400	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 6.000%, 08/01/09 (p)	1,427
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,493

		12,204

	Texas — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,351
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF- GTD, Zero Coupon, 08/15/15	2,502

		3,853

	Virgin Islands — 0.5%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/10	4,069

	Wisconsin — 0.5%
2,500	State of Wisconsin, Series 1, GO, NATL-RE, 5.000%, 05/01/15	2,787
1,250	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (i)	1,240

		4,027

	Total Long-Term Investments (Cost $718,998)	746,566

SHARES

	Short-Term Investment — 5.5%
	Investment Company — 5.5%
44,517	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290% (b) (l) (m) (Cost $44,517)	44,517

	Total Investments — 98.7%
	(Cost $763,515)	791,083
	Other Assets in Excess of Liabilities — 1.3%	10,020

	NET ASSETS — 100.0%	$801,103

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,473
Aggregate gross unrealized depreciation	(1,905)

Net unrealized appreciation/depreciation	$27,568

Federal income tax cost of investments	$763,515

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 44,517	$ —
Level 2 – Other significant observable inputs	746,566	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 791,083	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Certificates of Deposit — 51.2%
245,000	Abbey National Treasury Services plc, 0.380%, 08/21/09 (m)	245,000
	Banco Bilbao Vizcaya Argentaria S.A.,
120,000	0.400%, 08/17/09	120,000
287,000	0.400%, 08/31/09	287,000
295,000	0.405%, 09/01/09	295,004
577,000	0.600%, 07/29/09	577,000
435,000	0.600%, 07/31/09	435,004
122,000	0.605%, 07/29/09	122,001
873,000	0.670%, 07/24/09	873,013
199,200	0.800%, 07/16/09	199,200
130,000	0.885%, 06/22/09	130,000
35,000	0.900%, 07/15/09	35,000
185,000	0.910%, 06/26/09	185,001
139,950	1.150%, 07/09/09	139,950
437,000	1.205%, 07/06/09	437,002
	Banco Espirito Santo S.A.,
231,400	0.510%, 06/30/09	231,400
300,000	0.600%, 06/19/09	300,000
275,000	0.630%, 06/17/09	275,000
190,000	0.780%, 06/10/09	190,000
1,200,000	Bank of Montreal, 0.300%, 07/02/09	1,200,000
275,000	Bank of Scotland plc, VAR, 1.507%, 06/06/09	275,000
586,000	Bank of Toyko Mitsubishi UFJ, 0.330%, 06/19/09	586,000
	Barclays Bank plc,
577,000	0.725%, 08/07/09	577,000
1,149,500	1.350%, 06/05/09	1,149,500
275,000	Bayerische Hypo- und Vereinsbank AG, 0.600%, 06/22/09	275,002
	BNP Paribas,
930,000	0.430%, 08/17/09	930,000
880,000	0.480%, 08/14/09	880,000
825,000	0.750%, 07/15/09	825,000
755,000	0.980%, 07/13/09	755,000
877,180	1.300%, 06/30/09	877,180
1,369,600	1.500%, 06/24/09	1,369,600
	Caisse des Depot et Consignation,
585,000	0.365%, 08/21/09	585,007
1,167,700	0.415%, 08/21/09	1,167,726
1,153,000	0.620%, 08/03/09	1,153,020
870,000	0.620%, 08/07/09	870,016
1,160,000	0.630%, 08/07/09	1,160,022
	Caisse Nationale des Caisses d’Epargne et de Prevoyance,
1,300,000	0.730%, 08/14/09	1,300,027
142,000	0.920%, 07/21/09	142,002
990,000	1.110%, 07/13/09	990,011
892,500	1.120%, 06/22/09	892,505
775,000	1.120%, 07/10/09	775,009
900,000	1.170%, 07/03/09	900,008
	Caixa Generale de Depositos,
300,000	0.315%, 07/02/09	300,000
225,000	0.368%, 06/12/09	225,000
120,000	0.630%, 07/17/09	120,002
50,000	0.710%, 06/29/09	50,000
150,000	0.715%, 07/01/09	150,001
75,000	0.750%, 07/08/09	75,001
289,000	0.870%, 06/19/09	289,001
	Calyon N.A. Co.,
580,000	0.530%, 07/10/09	580,000
363,000	0.600%, 07/02/09	363,000
500,000	1.680%, 06/30/09	500,000
100,000	1.850%, 06/18/09	100,021
	Canadian Imperial Bank of Commerce,
581,000	0.630%, 07/27/09	581,000
643,000	0.650%, 07/24/09	643,010
922,500	0.750%, 07/14/09	922,500
	Credit Agricole S.A.,
585,000	0.400%, 08/21/09	585,000
170,000	0.430%, 08/31/09	170,000
1,000,000	0.460%, 08/14/09	1,000,000
446,000	1.000%, 06/05/09	446,000
686,000	1.050%, 06/01/09	686,000
1,493,000	1.050%, 06/12/09	1,493,000
	Credit Industriel et Commercial,
596,000	0.635%, 08/25/09	596,007
368,200	1.370%, 06/05/09	368,200
1,156,000	1.380%, 06/05/09	1,156,000
550,000	1.600%, 06/11/09	550,000
348,400	1.600%, 06/12/09	348,400
865,400	2.520%, 06/18/09	865,404
439,000	2.550%, 06/17/09	439,002
229,000	2.550%, 06/23/09	229,001
	Danske Bank,
591,000	0.410%, 07/22/09	591,008
369,000	0.430%, 07/17/09	369,005
284,000	0.450%, 07/14/09	284,000
1,162,000	0.590%, 07/01/09	1,162,010
450,000	0.650%, 06/26/09	450,003
	Deutsche Bank AG,
1,170,500	0.480%, 08/07/09	1,170,500
900,000	0.620%, 07/23/09	900,000
550,000	VAR, 1.396%, 07/06/09 (e)	550,000
	DnB NOR Bank ASA,
469,000	0.370%, 08/21/09	469,000
200,000	0.400%, 08/17/09	200,000
225,000	0.600%, 07/24/09	225,000
500,000	0.750%, 07/16/09	500,000
	DZ Bank AG,
515,000	0.275%, 07/02/09	515,002
580,000	0.400%, 06/09/09	580,000
576,000	0.430%, 06/03/09	576,000
299,000	HSBC Bank plc, 1.000%, 06/12/09	299,000
	ING Bank N.V.,
1,100,000	0.480%, 08/28/09	1,100,000
659,000	0.500%, 08/21/09	659,000
380,000	0.975%, 07/23/09	380,003
600,000	0.980%, 07/22/09	600,004
578,000	0.980%, 08/03/09	578,000
871,000	0.990%, 07/21/09	871,000
568,000	1.135%, 07/02/09	568,002
	Intesa Sanpaolo IMI S.p.A.,
584,000	0.420%, 08/17/09	584,000
1,050,000	0.490%, 08/11/09	1,050,021
175,000	0.650%, 08/10/09	175,010
500,000	1.350%, 07/06/09	500,000
518,000	Landesbank Hessen-Thueringen Girozentrale, 0.450%, 06/04/09	518,000
875,000	Lloyds TSB Bank plc, 0.320%, 06/12/09	875,000
100,000	Mitsubishi UFJ Trust & Banking Corp., 0.380%, 06/16/09	100,000
	Mizuho Corporate Bank Ltd.,
500,000	0.350%, 06/10/09	500,000
82,000	0.350%, 06/11/09	82,000
	National Australia Bank Ltd.,
883,000	0.330%, 08/24/09	883,000
879,000	0.400%, 08/18/09	879,000
1,300,000	0.450%, 08/11/09	1,300,000
	Natixis,
170,000	0.380%, 06/26/09	170,000
585,000	0.400%, 06/23/09	585,000
300,000	0.400%, 07/01/09	300,000
912,100	0.480%, 06/16/09	912,100
188,000	0.490%, 06/12/09	188,000
255,000	0.500%, 06/11/09	255,000
357,000	0.520%, 06/04/09	357,000
1,134,600	Nordea Bank plc, 2.510%, 06/12/09	1,134,603
	Norinchukin Bank-New York,
500,000	0.320%, 06/15/09	500,000
82,000	0.350%, 06/10/09	82,000
500,000	0.350%, 06/11/09	500,000
	Rabobank Nederland N.V.,
589,000	0.350%, 08/24/09	589,000
580,000	0.350%, 08/28/09	580,000
292,000	0.450%, 09/30/09	292,000
276,000	2.200%, 06/04/09	276,000
	Royal Bank of Scotland plc,
290,000	0.500%, 06/03/09	290,000
586,000	1.100%, 05/10/10	586,000
900,000	1.200%, 09/02/09	900,000
799,150	1.250%, 01/26/10	799,150
421,550	1.450%, 02/08/10	421,550
500,000	Sanpaolo IMI S.p.A., 1.250%, 07/08/09	500,000
	Skandinaviska Enskilda Banken AB,
217,500	0.310%, 07/02/09	217,502
200,000	0.460%, 06/12/09	200,000
761,900	0.550%, 06/05/09	761,901
350,000	1.100%, 06/12/09	350,000
	Societe Generale,
500,000	0.550%, 08/17/09	500,000
1,212,200	0.750%, 07/16/09	1,212,200
1,173,000	0.800%, 07/13/09	1,173,000
755,000	0.970%, 07/13/09	755,000
106,000	1.000%, 07/13/09	106,012
591,000	1.050%, 06/12/09	591,000
1,132,200	1.440%, 07/07/09	1,132,200
	Sumitomo Mitsui Banking Corp.,
500,000	0.320%, 06/25/09	500,000
355,000	0.340%, 06/18/09	355,000
151,000	0.350%, 06/11/09	151,000
375,000	0.350%, 06/16/09	375,000
300,000	0.450%, 06/05/09	300,000
	Svenska Handelsbanken, Inc.,
376,000	0.350%, 08/31/09	376,000
588,000	0.370%, 08/21/09	588,000
150,000	0.455%, 08/13/09	150,001
350,000	0.480%, 08/11/09	350,007
143,000	0.600%, 07/29/09	143,000
455,650	0.650%, 07/20/09	455,675
192,750	1.150%, 07/09/09	192,750
	UBS AG,
863,000	0.300%, 06/25/09	863,000
568,000	0.330%, 07/01/09	568,000
300,000	0.350%, 06/17/09	300,000
646,000	0.370%, 06/17/09	646,000
800,000	0.505%, 06/03/09	800,000
	UniCredito Italiano S.p.A.,
170,000	0.455%, 07/02/09	170,000
350,000	0.650%, 06/12/09	350,000
704,000	0.650%, 06/15/09	704,000

	Total Certificates of Deposit (Cost $85,137,979)	85,137,979

	Commercial Paper - 13.5% (n)
	Amsterdam Funding Corp.,
232,000	1.258%, 10/08/09 (e) (m)	230,961
140,000	1.258%, 10/15/09 (e) (m)	139,339
	Antalis U.S. Funding Corp.,
25,000	0.450%, 06/29/09 (e) (m)	24,991
100,000	0.701%, 07/28/09 (e) (m)	99,889
150,000	1.103%, 06/12/09 (e) (m)	149,950
150,000	ANZ National International Ltd., 0.375%, 08/31/09 (e) (m)	149,858
62,000	ASB Finance Ltd., 0.471%, 09/01/09 (e) (m)	61,925
93,000	Atlantic Asset Securitization LLC, 1.258%, 10/13/09 (e) (m)	92,567
	Atlantis One Funding Corp.,
275,000	0.652%, 07/13/09 (e)	274,792
52,809	0.751%, 06/03/09 (e) (m)	52,807
411,975	0.751%, 06/04/09 (e) (m)	411,949
925,000	0.955%, 10/15/09 (e)	921,680
	Banco Bilbao Vizcaya Argentaria S.A.,
445,100	0.882%, 06/22/09	444,872
860,000	0.904%, 07/15/09 (e)	859,054
100,000	0.924%, 07/13/09 (e)	99,884
930,000	0.950%, 07/14/09 (e)	928,950
50,000	Barclays U.S. Funding Corp., 1.345%, 06/05/09	49,993
58,000	BNP Paribas, 0.481%, 08/11/09	57,945
	BNZ International Funding Ltd.,
55,000	0.360%, 08/25/09 (e)	54,953
120,000	0.380%, 08/13/09 (e)	119,908
105,000	1.028%, 06/05/09 (e)	104,988
134,500	1.153%, 06/12/09 (e)	134,453
	Caisse Nationale des Caisses d’Epargne et de Prevoyance,
200,000	0.691%, 08/14/09 (e)	199,716
100,000	0.922%, 07/09/09	99,903
300,000	0.935%, 07/14/09 (e)	299,665
300,000	0.942%, 07/17/09 (e)	299,640
265,000	1.103%, 07/06/09 (e)	264,717
260,000	1.174%, 06/18/09 (e)	259,856
	Cancara Asset Securitisation LLC,
214,000	0.822%, 08/13/09 (e)	213,644
250,000	0.822%, 08/17/09 (e)	249,562
465,000	1.512%, 10/08/09 (e)	462,501
370,000	1.512%, 10/15/09 (e)	367,903
22,640	Citigroup, 0.501%, 06/22/09	22,633
250,000	Citigroup Global Markets Holdings, Inc., 0.501%, 06/23/09	249,924
	Danske Corp.,
145,000	0.330%, 07/29/09 (e)	144,923
75,000	1.045%, 07/21/09 (e)	74,892
38,000	Deutsche Bank AG, 0.581%, 07/28/09	37,965
	DnB NOR Bank ASA,
75,000	0.320%, 08/20/09 (e)	74,947
65,000	0.370%, 08/14/09 (e)	64,950
41,000	0.581%, 07/24/09 (e)	40,965
115,050	0.751%, 07/08/09 (e)	114,961
	Ebbets Funding LLC,
232,000	2.516%, 07/09/09 (e)	231,388
185,000	2.516%, 07/20/09 (e)	184,371
232,000	2.516%, 07/22/09 (e)	231,178
232,000	2.516%, 07/24/09 (e)	231,146
110,000	Edison Asset Securitization LLC, 0.551%, 07/27/09 (e)	109,906
356,500	Erste Finance LLC, 0.270%, 06/05/09 (e)	356,489
	Gemini Securitization Corp. LLC,
85,000	0.380%, 08/24/09 (e)	84,924
65,000	0.380%, 08/26/09 (e)	64,941
75,000	0.501%, 08/12/09 (e)	74,925
75,000	0.802%, 06/24/09 (e)	74,962
55,000	0.852%, 06/04/09 (e)	54,996
	General Electric Capital Corp.,
347,500	0.300%, 06/25/09	347,431
1,000,000	0.330%, 06/11/09	999,908
215,000	0.400%, 08/27/09	214,792
	Grampian Funding LLC,
213,000	1.254%, 07/20/09 (e)	212,637
163,000	1.254%, 07/23/09 (e)	162,706
70,000	1.254%, 07/24/09 (e)	69,871
	Intesa Funding LLC,
135,000	1.250%, 07/09/09	134,823
395,000	1.349%, 07/06/09	394,486
344,200	1.430%, 06/30/09	343,806
300,000	Landesbank Hessen-Thueringen Girozentrale, 0.330%, 06/24/09	299,937
184,000	LMA Americas LLC, 0.400%, 08/27/09 (e)	183,822
	Macquarie Bank Ltd.,
278,000	1.112%, 04/28/10 (e)	275,188
334,900	1.113%, 05/07/10 (e)	331,421
182,000	Nationwide Building Society, 0.400%, 06/11/09 (e)	181,980
183,500	Natixis Commercial Paper Corp., 0.370%, 06/19/09 (e)	183,466
60,000	Newport Funding Corp., 0.651%, 07/16/09 (e)	59,951
	Norddeutsche Landesbank Luxembourg S.A.,
100,000	0.620%, 06/04/09 (e)	99,995
100,000	0.620%, 06/05/09 (e)	99,993
100,000	0.620%, 06/08/09 (e)	99,988
	Nordea North America, Inc.,
250,000	2.450%, 06/09/09	249,866
697,000	2.451%, 06/15/09	696,344
	Old Line Funding LLC,
300,000	1.258%, 10/08/09 (e)	298,656
70,000	1.258%, 10/09/09 (e)	69,684
	Raiffeisen Zentralbank Oesterreich AG,
260,000	0.530%, 06/22/09 (e)	259,920
157,000	0.570%, 06/25/09 (e)	156,940
327,000	0.570%, 06/30/09 (e)	326,850
236,000	Santander Central Hispano Finance Delaware, Inc., 1.360%, 07/22/09	235,549
50,000	Sheffield Receivables Corp., 0.702%, 07/13/09 (e)	49,959
140,000	Skandinaviska Enskilda Banken AB, 0.380%, 06/15/09 (e)	139,979
	Stadshypotek Delaware, Inc.,
181,000	0.450%, 08/24/09 (e)	180,810
97,000	0.451%, 08/27/09 (e)	96,894
240,900	0.451%, 08/28/09 (e)	240,635
	Straight-A Funding LLC,
76,000	0.320%, 07/22/09 (e)	75,965
252,250	0.390%, 08/25/09 (e)	252,018
	Surrey Funding Corp.,
114,461	0.802%, 06/11/09 (e)	114,436
228,922	0.802%, 06/15/09 (e)	228,851
132,000	1.056%, 10/27/09 (e)	131,430
54,000	1.258%, 10/01/09 (e)	53,771
	Swedbank AB,
225,000	0.806%, 04/27/10 (e)	223,350
225,000	0.806%, 04/28/10 (e)	223,345
100,000	0.806%, 04/29/10 (e)	99,262
139,000	0.888%, 05/18/10 (e)	137,808
191,850	0.929%, 05/13/10 (e)	190,154
11,000	0.929%, 05/14/10 (e)	10,902
200,000	0.929%, 05/17/10 (e)	198,211
100,000	Tempo Finance Corp., 0.701%, 08/14/09 (e)	99,856
	Thames Asset Global Securitization, Inc.,
170,056	0.350%, 06/15/09 (e)	170,035
120,810	0.360%, 06/10/09 (e)	120,799
	Tulip Funding Corp.,
220,000	0.330%, 06/15/09 (e)	219,972
55,953	0.350%, 06/10/09 (e)	55,948
142,858	0.400%, 06/05/09 (e)	142,851
250,000	UniCredit Delaware, Inc., 0.550%, 06/16/09 (e)	249,943
196,100	UniCredito Italiano S.p.A., 0.550%, 06/02/09 (e)	196,097
	Versailles Commercial Paper LLC,
45,000	1.005%, 11/16/09 (e)	44,790
106,000	1.105%, 09/17/09 (e)	105,650
138,500	1.258%, 11/02/09 (e)	137,759
140,000	1.359%, 10/09/09 (e)	139,318
	Windmill Funding Corp.,
232,000	1.258%, 10/08/09 (e)	230,961
140,000	1.258%, 10/15/09 (e)	139,339
83,311	Working Capital Management Co., LP, 0.400%, 06/23/09 (e)	83,291

	Total Commercial Paper (Cost $22,482,600)	22,482,600

	Corporate Notes — 4.1%
	Capital Markets — 0.6%
	Macquarie Bank Ltd.,
268,100	VAR, 1.322%, 08/27/09 (e)	268,100
704,700	1.975%, 01/15/10 (e)	704,700

		972,800

	Commercial Banks — 2.0%
274,000	Australia & New Zealand Banking Group Ltd.,VAR, 1.471%, 06/02/09 (e)	274,000
763,000	Bank of America N.A., VAR, 1.239%, 07/30/09	763,000
600,000	Bayerische Landesbank, VAR, 0.369%, 06/24/09	600,000
412,000	BNP Paribas, VAR, 1.150%, 08/13/09	412,000
600,000	Kreditanstalt fuer Wiederaufbau, VAR, 1.152%, 07/21/09	600,000
175,000	National Australia Bank Ltd, VAR, 1.507%, 06/06/09 (e)	175,000
486,000	Rabobank Nederland N.V., VAR, 1.176%, 08/10/09 (e)	485,990

		3,309,990

	Diversified Financial Services — 0.3%
	General Electric Capital Corp.,
220,000	VAR, 0.349%, 06/26/09	220,000
350,000	VAR, 0.461%, 06/08/09	350,000

		570,000

	FDIC Guaranteed Securities — 1.2%
	Bank of America N.A.,
150,000	0.330%, 07/01/09 (e)	149,996
270,200	0.700%, 09/04/09 (e)	270,200
280,250	0.730%, 09/01/09 (e)	280,250
100,000	1.700%, 08/28/09 (e)	100,231
307,000	Citibank N.A., VAR, 1.282%, 06/30/09	307,000
	General Electric Capital Corp.,
732,000	0.854%, 07/28/09	731,015
129,595	0.854%, 07/29/09	129,417

		1,968,109

	Total Corporate Notes (Cost $6,820,899)	6,820,899

	Repurchase Agreements — 5.2%
1,752,249	Bank of America Securities LLC, 0.180%, dated 05/29/09, due 06/01/09, repurchase price $1,752,276, collateralized by U.S. Government Agency Securities with a value of $1,787,299	1,752,249
500,000	Barclays Capital, Inc., 0.170%, dated 05/29/09, due 06/01/09, repurchase price
	$500,007, collateralized by U.S. Treasury Securities with a value of $510,000	500,000
358,729	Deutsche Bank AG, 0.160%, dated 05/29/09, due 06/01/09, repurchase price
	$358,734, collateralized by U.S. Government Agency Securities with a value of $365,904.	358,729
3,000,000	Goldman Sachs & Co., 0.170%, dated 05/29/09, due 06/01/09, repurchase price $3,000,042, collateralized by U.S. Government Agency Securities with a value of $3,060,000	3,000,000
3,000,000	Morgan Stanley & Co., Inc., 0.170%, dated 05/29/09, due 06/01/09, repurchase price
	$3,000,042, collateralized by U.S. Government Agency Securities with a value of $3,060,000	3,000,000

	Total Repurchase Agreements (Cost $8,610,978)	8,610,978

	Sovereign Agency — 0.2%
260,600	Export Development Canada, 1.500%, 01/15/10 (e) (Cost $260,600)	260,600

	Time Deposits — 17.1%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 0.180%, 06/01/09	1,000,000
550,000	Banque Federative du Credit Mutuel, 0.250%, 06/01/09	550,000
1,783,000	BNP Paribas, 0.240%, 06/01/09	1,783,000
1,417,992	Calyon N.A. Co., 0.240%, 06/01/09	1,417,992
	Citibank, N.A.,
1,875,331	0.190%, 06/01/09	1,875,331
2,000,000	Commerzbank AG, 0.220%, 06/01/09	2,000,000
1,000,000	Credit Industriel et Commercial, 0.200%, 06/01/09	1,000,000
	Danske Bank,
500,000	0.250%, 06/01/09	500,000
1,795,000	0.400%, 06/01/09	1,795,000
1,243,000	DZ Bank AG, 0.220%, 06/01/09	1,243,000
4,000,000	Lloyds TSB Bank plc, 0.240%, 06/01/09	4,000,000
2,993,000	Natixis, 0.220%, 06/01/09	2,993,000
	Nordea Bank plc,
2,000,000	0.180%, 06/01/09	2,000,000
1,750,000	Royal Bank of Scotland plc, 0.250%, 06/01/09	1,750,000
2,028,000	Societe Generale, 0.220%, 06/01/09	2,028,000
2,500,000	UBS AG, 0.180%, 06/01/09	2,500,000

	Total Time Deposits (Cost $28,435,323)	28,435,323

	U.S. Government Agency Securities — 10.3%
	Federal Home Loan Bank,
100,000	0.800%, 04/30/10	100,010
868,500	0.820%, 04/27/10	868,346
265,800	0.820%, 04/29/10	265,752
748,665	0.960%, 02/04/10	748,116
1,142,000	1.020%, 02/26/10	1,141,519
650,000	DN, 1.729%, 11/23/09 (n)	644,628
610,000	DN, 1.833%, 11/19/09 (n)	604,784
601,650	DN, 1.833%, 11/20/09 (n)	596,476
360,000	VAR, 0.705%, 06/01/09	360,000
494,350	VAR, 0.886%, 08/10/09	494,282
	Federal Home Loan Mortgage Corp.,
624,728	DN, 1.729%, 11/18/09 (n)	619,713
600,220	DN, 2.092%, 11/02/09 (n)	594,957
360,000	VAR, 0.740%, 06/01/09	360,000
198,000	VAR, 1.071%, 06/05/09	197,848
	Federal National Mortgage Association,
2,246,000	DN, 0.705%, 04/09/10 (n)	2,232,374
610,000	DN, 1.832%, 11/13/09 (n)	604,968
1,223,920	DN, 2.093%, 11/06/09 (n)	1,212,908
598,100	DN, 2.114%, 11/05/09 (n)	592,701
730,000	VAR, 0.410%, 06/01/09	729,774
815,000	VAR, 0.410%, 06/01/09	815,000
260,000	VAR, 0.883%, 08/12/09	259,980
451,000	VAR, 0.904%, 08/08/09	450,935
1,300,000	VAR, 1.012%, 07/25/09	1,299,746
1,290,000	VAR, 1.052%, 07/21/09	1,290,000
	Total U.S. Government Agency Securities (Cost $17,084,817)	17,084,817

	Total Investments — 101.6%
	(Cost $168,833,196)*	168,833,196
	Liabilities in Excess of Other Assets — (1.6)%	(2,593,356)

	NET ASSETS — 100.0%	$166,239,840

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—

Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009. Securities are guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP).

~	—

Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ —	$ —
Level 2 – Other significant observable inputs	168,833,196	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 168,833,196	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 96.0%
	Asset-Backed Securities — 0.5%
201	GSAMP Trust, Series 2005- WMC2, Class A2B, VAR, 0.569%, 11/25/35 (m)	183
286	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 0.559%, 11/25/35 (m)	231

	Total Asset-Backed Securities (Cost $487)	414

	Collateralized Mortgage Obligations — 0.2%
	Non-Agency — 0.2%
160	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.559%, 03/25/36 (m)	72
322	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.638%, 08/19/45 (m)	142

	Total Collateralized Mortgage Obligations (Cost $482)	214

	U.S. Treasury Obligations — 95.3%
	U.S. Treasury Inflation Indexed Bonds,
1,760	1.750%, 01/15/28	1,647
1,125	2.000%, 01/15/26	1,157
6,695	2.375%, 01/15/25	7,652
1,820	2.375%, 01/15/27	1,942
2,810	2.500%, 01/15/29	2,894
1,320	3.375%, 04/15/32	1,948
1,095	3.625%, 04/15/28 (m)	1,718
480	3.875%, 04/15/29	771
	U.S. Treasury Inflation Indexed Notes,
4,675	0.625%, 04/15/13	4,693
2,775	0.875%, 04/15/10	3,113
3,700	1.375%, 07/15/18	3,569
3,195	1.625%, 01/15/15	3,582
2,850	1.625%, 01/15/18	2,886
6,065	1.875%, 07/15/13	7,246
2,150	1.875%, 07/15/15	2,402
2,335	2.000%, 04/15/12	2,535
3,965	2.000%, 01/15/14	4,703
3,883	2.000%, 07/15/14	4,523
5,895	2.000%, 01/15/16	6,465
1,960	2.125%, 01/15/19	2,025
3,050	2.375%, 04/15/11	3,360
2,005	2.375%, 01/15/17	2,223
2,465	2.500%, 07/15/16	2,749
2,920	2.625%, 07/15/17	3,221
3,265	3.000%, 07/15/12 (k)	4,114
855	3.375%, 01/15/12	1,093
1,075	3.500%, 01/15/11	1,372

	Total U.S. Treasury Obligations (Cost $83,413)	85,603

	Total Long-Term Investments (Cost $84,382)	86,231

SHARES

	Short-Term Investment — 2.0%
	Investment Company — 2.0%
1,784	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.530%, (b) (l) (m) (Cost $1,784)	1,784

	Total Investments — 98.0% (Cost $86,166)	88,015
	Other Assets in Excess of Liabilities — 2.0%	1,803

	NET ASSETS — 100.0%	$89,818

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
7	Eurodollar	09/13/10	$1,721	$4
	Short Futures Outstanding
(1)	10 Year U.S. Treasury Note	09/21/09	(117)	1
(19)	5 Year U.S. Treasury Note	09/30/09	(2,194)	7
(4)	30 Year U.S. Treasury Bond	09/30/09	(471)	(4)

				$8

Price Lock Swaps

UPFRONT
	REFERENCE		TERMINATION	NOTIONAL		PREMIUMS
SWAP COUNTERPARTY	OBLIGATION	PRICE LOCK	DATE	AMOUNT	VALUE	(PAID)/RECEIVED [1]

Credit Suisse International (†)	U.S. Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	$ 121.49	06/29/09	$ 4,000	$ 110	$ -

(†) If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,454
Aggregate gross unrealized depreciation	(605)

Net unrealized appreciation/depreciation	$1,849

Federal income tax cost of investments	$86,166

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 1,784	$ 12	$ (4)
Level 2 – Other significant observable inputs	86,231	110	—
Level 3 – Significant unobservable inputs	—	—	—
Total	$ 88,015	$ 122	$ (4)

* Other financial instruments may include futures, forwards and swap contracts.

1. Derivatives

The Fund may use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used: as substitutes for securities in which the Fund can invest; to hedge portfolio investments; or to generate income or gain to the Fund. The Fund may also use derivatives to manage interest rate (e.g., duration and yield curve) and sector exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including: (i) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the funds to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Notional amounts are used to express the volume of Fund’s derivatives activities. These amounts are disclosed in the accompanying Schedule of Investments.

Notes 1A – 1B below describe the various derivatives types used by the Fund.

1A. Futures – The Fund uses Treasury or other financial futures to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified security or financial index over a predetermined time period. Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the accompanying, Schedule of Investments.

Use of long futures contracts subject the Fund to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subject the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, future exchanges may establish daily limits on the amount that the price of a futures contract can vary from previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

1B. Swaps - The Fund may engage in various swap transactions, including interest rate, price lock, and total return swaps, to manage interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Price Locks Swaps – The Fund enters into price lock swaps to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

2

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 47.8%
	Collateralized Mortgage Obligations — 6.7%
	Agency CMO — 0.0% (g)
62	Government National Mortgage Association, Series 2004-44, Class PK, IO, 5.500%, 10/20/27 (f)	–	(h)

	Non-Agency CMO — 6.7%
550	Banc of America Funding Corp., Series 2005-6, Class 2A8, 5.500%, 10/25/35	449
201	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.500%, 09/25/35	182
520	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35	418
16	Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A4, VAR, 4.582%, 12/25/33	16

		1,065

	Total Collateralized Mortgage Obligations (Cost $1,285)	1,065

	Corporate Bonds — 2.4%
	Diversified Telecommunication Services — 2.4%
360	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	380

	Insurance — 0.0% (g)
1,600	Two-Rock Pass Through Trust, (Bermuda), VAR, 1.896%, 12/31/49 (e) (i) (x)	3

	Total Corporate Bonds (Cost $1,961)	383

	U.S. Treasury Obligations — 38.7%
	U.S. Treasury Notes,
357	0.875%, 03/31/11 (m)	358
850	0.875%, 05/31/11 (m)	849
257	1.125%, 01/15/12 (m)	256
840	1.375%, 03/15/12 (m)	843
3,000	2.375%, 08/31/10 (m)	3,067
765	4.500%, 04/30/12 (m)	834

	Total U.S. Treasury Obligations (Cost $6,147)	6,207

	Total Long-Term Investments (Cost $9,393)	7,655

	Short-Term Investments — 58.6%
	U.S. Treasury Obligation — 0.6%
100	U.S. Treasury Bill, 0.169%, 06/11/09 (k) (n) (Cost $100)	100

	Investment Company — 58.0%
9,290	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.530% (b) (l) (m) (Cost $9,290)	9,290
	Total Short-Term Investments (Cost $9,390)	9,390

	Total Investments — 106.4% (Cost $18,783)	17,045
	Liabilities in Excess of Other Assets — (6.4)%	(1,025)

	NET ASSETS — 100.0%	$16,020

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
42	2 Year U.S. Treasury Note	09/30/09	$9,106	$8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.1% of total investments.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2009.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78
Aggregate gross unrealized depreciation	(1,816)

Net unrealized appreciation/depreciation	$(1,738)

Federal income tax cost of investments	$18,783

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities		Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 9,290		$ 8	$ —
Level 2 – Other significant observable inputs	7,755		—	—
Level 3 – Significant unobservable inputs	—	(a)	—	—
Total	$ 17,045		$ 8	$ —

*

Other financial instruments may include futures, forwards and swap contracts.

(a)

Amount rounds to less than $1,000.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/28/09	$ 384	$ —
Realized gain (loss)	(46,152)	—
Change in unrealized appreciation (depreciation)	46,112	—
Net amortization/accretion	10	—
Net purchases (sales)	(354)	—
Net transfers in (out) of Level 3	— (a)	—
Balance as of 05/31/09	$ — (a)	$ —

*

Other financial instruments include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

(a)

Amount rounds to less than $1,000.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $28.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 53.5%
	Asset-Backed Securities — 1.1%
900	American Express Credit Account Master Trust, Series 2005-1, Class A, VAR, 0.374%, 10/15/12	892
1,200	Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A, 4.850%, 11/15/13	1,247
600	Citibank Credit Card Issuance Trust, Series 2007-A6, Class A6, VAR, 1.129%, 07/12/12	592
3,064	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	2,433
40	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB3, Class AV2, VAR, 0.419%, 03/25/36	40
900	MBNA Credit Card Master Note Trust, Series 2003-A8, Class A8, VAR, 0.534%, 12/17/12	890
1,200	Nissan Auto Receivables Owner Trust, Series 2007-A, Class A4, VAR, 0.344%, 06/17/13	1,185
49	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A1, VAR, 0.389%, 01/25/37	48

	Total Asset-Backed Securities (Cost $7,263)	7,327

	Collateralized Mortgage Obligations — 8.5%
	Agency CMO — 0.5%
	Federal Home Loan Mortgage Corp. REMICS,
1,030	Series 3171, Class ST, IF, IO, 6.141%, 06/15/36	95
1,027	Series 3218, Class AS, IF, IO, 6.236%, 09/15/36	99
4,537	Series 3236, Class IS, IF, IO, 6.306%, 11/15/36	456
3,388	Series 3419, Class SD, IF, IO, 5.886%, 02/15/38	355
	Federal National Mortgage Association REMICS,
17,355	Series 2003-80, Class DI, IO, 5.500%, 10/25/31	1,666
1,150	Series 2004-41, Class SA, IF, IO, 6.841%, 02/25/32	125
6,079	Series 2006-69, Class KI, IF, IO, 6.991%, 08/25/36	620

		3,416

	Non-Agency CMO — 8.0%
5,743	Banc of America Alternative Loan Trust, Series 2005-2, Class 2CB1, 6.000%, 03/25/35	3,255
3,411	Citicorp Mortgage Securities, Inc., Series 2007-2, Class 1A5, 5.750%, 02/25/37	2,852
	Countrywide Alternative Loan Trust,
4,055	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19 (f)	3,163
9,400	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	6,254
6,294	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	5,132
5,143	Series 2006-19CB, Class A15, PAC, 6.000%, 08/25/36	3,576
8,865	Series 2006-24CB, Class A1, 6.000%, 06/25/36	6,945
2,760	Series 2006-28CB, Class A17, PAC, 6.000%, 10/25/36	1,864
3,474	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	2,226
3,161	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	2,604
3,475	Series 2007-5CB, Class 1A31, PAC, 5.500%, 04/25/37	2,005
	Countrywide Home Loan Mortgage Pass Through Trust,
1,263	Series 2006-10, Class 1A10, PAC, 5.850%, 05/25/36	1,119
2,630	Series 2006-15, Class A1, 6.250%, 10/25/36	1,909
6,087	Series 2006-20, Class 1A36, 5.750%, 02/25/37	4,514
3,041	WaMu Mortgage Pass Through Certificates, Series 2005-8, Class 1A8, 5.500%, 10/25/35	2,265
1,717	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A96, 6.000%, 08/25/37	1,334

		51,017

	Total Collateralized Mortgage Obligations (Cost $52,044)	54,433

	Commercial Mortgage-Backed Securities — 2.3%
2,800	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.668%, 07/10/43	2,469
3,125	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A2, 3.992%, 10/15/29	3,107
	Morgan Stanley Capital I,
5,103	Series 2004-HQ3, Class A2, 4.050%, 01/13/41	5,169
4,200	Series 2004-HQ3, Class A3, 4.490%, 01/13/41	4,227

	Total Commercial Mortgage-Backed Securities (Cost $14,529)	14,972

	Corporate Bonds — 36.6%
	Aerospace & Defense — 0.1%
75	Bombardier, Inc., (Canada), 8.000%, 11/15/14 (e)	69
100	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., PIK, 9.625%, 04/01/15	31
	L-3 Communications Corp.,
385	5.875%, 01/15/15	343
235	6.125%, 01/15/14	216
100	6.375%, 10/15/15	91

		750

	Airlines — 1.0%
2,000	American Airlines Pass-Through Trust 2001-02, AGC, 7.858%,
	10/01/11	1,830
2,598	Continental Airlines, Inc., 9.798%, 04/01/21	1,559
4,175	Northwest Airlines, Inc., 7.027%, 11/01/19	3,006

		6,395

	Auto Components — 0.2%
	Goodyear Tire & Rubber Co. (The),
390	8.625%, 12/01/11	379
295	10.500%, 05/15/16	294
249	Tenneco, Inc., 10.250%, 07/15/13	230
	TRW Automotive, Inc.,
760	7.000%, 03/15/14 (e)	559
100	7.250%, 03/15/17 (e)	70
40	United Components, Inc., 9.375%, 06/15/13	27

		1,559

	Beverages — 0.1%
510	Constellation Brands, Inc., 7.250%, 09/01/16	476

	Building Products — 0.2%
1,425	Associated Materials, Inc., 9.750%, 04/15/12	1,204

	Capital Markets — 1.4%
1,732	Credit Suisse Guernsey Ltd., (Switzerland), 1.573%, 05/15/17 (x)	693
	Goldman Sachs Group, Inc. (The),
2,300	6.000%, 05/01/14	2,339
1,991	6.750%, 10/01/37	1,669
884	Invesco Ltd., (Bermuda), 5.625%, 04/17/12	748
3,150	Morgan Stanley, 6.000%, 05/13/14	3,165

		8,614

	Chemicals — 1.0%
160	Ashland, Inc., 9.125%, 06/01/17 (e)	162
785	Dow Chemical Co. (The), 8.550%, 05/15/19	785
1,365	Huntsman LLC, 11.500%, 07/15/12	1,297
325	Nalco Co., 8.250%, 05/15/17 (e)	327
4,800	PolyOne Corp., 8.875%, 05/01/12	3,228
625	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	181
747	Westlake Chemical Corp., 6.625%, 01/15/16	627

		6,607

	Commercial Banks — 0.6%
	Bank of America Corp.,
2,500	5.250%, 12/01/15	2,023
85	5.750%, 08/15/16	72
3,172	Wachovia Capital Trust III, 5.800%, 03/15/11 (x)	1,935

		4,030

	Commercial Services & Supplies — 0.4%
530	ACCO Brands Corp., 7.625%, 08/15/15	236
2,000	Cenveo Corp., 10.500%, 08/15/16 (e)	1,435
445	Corrections Corp. of America, 7.750%, 06/01/17	436
295	Iron Mountain, Inc., 8.750%, 07/15/18	287

		2,394

	Communications Equipment — 0.4%
2,300	Nokia OYJ, (Finland), 5.375%, 05/15/19	2,283

	Construction Materials — 0.4%
3,208	Hanson Australia Funding Ltd., (Australia), 5.250%, 03/15/13	2,226
540	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	364

		2,590

	Consumer Finance — 0.8%
2,600	American Honda Finance Corp., VAR, 1.416%, 02/05/10 (e) (m)	2,518
1,510	Ford Motor Credit Co. LLC, 7.800%, 06/01/12	1,290
1,215	GMAC LLC, 6.875%, 08/28/12 (e)	1,051

		4,859

	Containers & Packaging — 1.1%
355	BWAY Corp., 10.000%, 04/15/14 (e)	355
95	Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%,
	05/15/17 (e)	93
	Graham Packaging Co., Inc.,
525	8.500%, 10/15/12	504
100	9.875%, 10/15/14	89
460	Norampac Industries, Inc., (Canada), 6.750%, 06/01/13	385
485	Owens Brockway Glass Container, Inc., 7.375%, 05/15/16 (e)	469
1,750	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,496
	Smurfit-Stone Container Enterprises, Inc.,
2,160	8.000%, 03/15/17 (d)	702
815	8.375%, 07/01/12 (d)	257
3,425	Solo Cup Co., 8.500%, 02/15/14	2,740

		7,090

	Diversified Consumer Services — 0.3%
385	Service Corp. International, 6.750%, 04/01/15	355
	Stewart Enterprises, Inc.,
2,000	3.125%, 07/15/14	1,460
50	6.250%, 02/15/13	45

		1,860

	Diversified Financial Services — 1.8%
1,000	CIT Group Funding Co. of Canada, (Canada), 5.600%, 11/02/11	772
	CIT Group, Inc.,
400	5.600%, 04/27/11	316
1,888	5.800%, 07/28/11	1,475
2,200	Citigroup, Inc., 8.500%, 05/22/19	2,278
	Deluxe Corp.,
2,000	5.125%, 10/01/14	1,495
1,000	7.375%, 06/01/15	790
4,100	General Electric Capital Corp., VAR, 0.953%, 08/15/11	3,852
441	Goldman Sachs Capital II, VAR, 5.793%, 06/01/12 (x)	256

		11,234

	Diversified Telecommunication Services — 1.0%
325	Frontier Communications Corp., 6.625%, 03/15/15	297
3,750	Level 3 Financing, Inc., 9.250%, 11/01/14	2,930
650	Nordic Telephone Co. Holdings ApS, (Denmark), 8.875%, 05/01/16 (e)	650
545	PAETEC Holding Corp., 9.500%, 07/15/15	493
145	Qwest Communications International, Inc., 7.500%, 02/15/14	133
	Qwest Corp.,
150	7.500%, 10/01/14	143
710	8.875%, 03/15/12	716
600	Wind Acquisition Finance S.A., (Luxembourg), 10.750%, 12/01/15 (e)	630
610	Windstream Corp., 8.625%, 08/01/16	599

		6,591

	Electric Utilities — 0.3%
	Calpine Construction Finance Co. LP and CCFC Finance Corp.,
175	8.000%, 06/01/16 (e)	167
1,160	VAR, 10.248%, 08/26/11 (e)	1,218
490	Edison Mission Energy, 7.000%, 05/15/17	355

		1,740

	Electronic Equipment, Instruments & Components — 0.3%
395	Anixter, Inc., 10.000%, 03/15/14	391
	Flextronics International Ltd., (Singapore),
135	6.250%, 11/15/14	121
325	6.500%, 05/15/13	307
175	NXP BV/NXP Funding LLC, (Netherlands), 7.875%, 10/15/14	62
	Sanmina-SCI Corp.,
147	6.750%, 03/01/13	96
1,765	8.125%, 03/01/16	989

		1,966

	Energy Equipment & Services — 0.7%
1,119	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	923
1,500	Key Energy Services, Inc., 8.375%, 12/01/14	1,320
2,500	PHI, Inc., 7.125%, 04/15/13	2,037
365	Pride International, Inc., 8.500%, 06/15/19	368

		4,648

	Food & Staples Retailing — 0.7%
	Rite Aid Corp.,
4,350	7.500%, 03/01/17	3,415
330	9.500%, 06/15/17	214
1,015	SUPERVALU, Inc., 8.000%, 05/01/16	995

		4,624

	Food Products — 1.0%
	Chiquita Brands International, Inc.,
4,000	7.500%, 11/01/14	3,320
560	8.875%, 12/01/15	476
240	Dole Food Co., Inc., 13.875%, 03/15/14 (e)	257
3,200	Smithfield Foods, Inc., 7.750%, 05/15/13	2,416

		6,469

	Gas Utilities — 0.2%
245	Boardwalk Pipelines LP, 5.200%, 06/01/18	194
655	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	544
720	Nustar Logistics, 7.650%, 04/15/18	673

		1,411

	Health Care Equipment & Supplies — 0.4%
2,215	Biomet, Inc., PIK, 10.375%, 10/15/17	2,104
100	Cooper Cos., Inc. (The), 7.125%, 02/15/15	96
580	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14	476

		2,676

	Health Care Providers & Services — 1.9%
755	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	747
	HCA, Inc.,
882	5.750%, 03/15/14	684
2,816	6.375%, 01/15/15	2,175
90	8.500%, 04/15/19 (e)	88
3,965	PIK, 9.625%, 11/15/16	3,796
770	Health Management Associates, Inc., 6.125%, 04/15/16	655
705	Surgical Care Affiliates, Inc., PIK, 8.875%, 07/15/15 (e)	564
	Tenet Healthcare Corp.,
2,685	9.875%, 07/01/14	2,685
410	10.000%, 05/01/18 (e)	428
595	United Surgical Partners International, Inc., PIK, 9.250%, 05/01/17	461

		12,283

	Hotels, Restaurants & Leisure — 2.1%
800	Boyd Gaming Corp., 7.125%, 02/01/16	568
2,000	Harrah’s Operating Co., Inc., 10.000%, 12/15/18 (e)	1,335
280	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., 11.250%, 06/01/17 (e)	272
	Host Hotels & Resorts LP,
1,390	6.375%, 03/15/15	1,188
565	6.750%, 06/01/16	486
2,000	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	1,550
	MGM Mirage,
3,365	6.750%, 09/01/12	2,314
250	6.750%, 04/01/13	166
730	7.500%, 06/01/16	475
80	10.375%, 05/15/14 (e)	82
280	11.125%, 11/15/17 (e)	293
	Royal Caribbean Cruises Ltd., (Liberia),
300	6.875%, 12/01/13	249
595	7.250%, 06/15/16	440
4,000	Six Flags, Inc., 12.250%, 07/15/16 (e)	2,860
	Starwood Hotels & Resorts Worldwide, Inc.,
750	6.750%, 05/15/18	638
10	7.875%, 05/01/12	10
325	7.875%, 10/15/14	304
300	Travelport LLC, 9.875%, 09/01/14	189
150	Vail Resorts, Inc., 6.750%, 02/15/14	143

		13,562

	Household Durables — 1.0%
925	ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13	818
555	Ames True Temper, Inc., VAR, 5.131%, 01/15/12	469
	Jarden Corp.,
315	7.500%, 05/01/17	273
825	8.000%, 05/01/16	798
1,500	K Hovnanian Enterprises, Inc., 11.500%, 05/01/13	1,279
990	Meritage Homes Corp., 6.250%, 03/15/15	745
385	Newell Rubbermaid, Inc., 10.600%, 04/15/19	431
1,365	Sealy Mattress Co., 8.250%, 06/15/14	1,078
525	Simmons Bedding Co., 7.875%, 01/15/14 (d)	184

		6,075

	Household Products — 0.3%
732	Central Garden and Pet Co., 9.125%, 02/01/13	694
1,330	Visant Holding Corp., SUB, 10.250%, 12/01/13	1,310

		2,004

	Independent Power Producers & Energy Traders — 0.7%
	AES Corp. (The),
90	8.000%, 10/15/17	84
885	9.750%, 04/15/16 (e)	889
725	Dynegy Holdings, Inc., 7.500%, 06/01/15	584
	Energy Future Holdings Corp.,
1,755	10.875%, 11/01/17	1,246
42	11.250%, 11/01/17 (e)	22
	NRG Energy, Inc.,
235	7.375%, 02/01/16	221
705	7.375%, 01/15/17	663
750	RRI Energy, Inc., 6.750%, 12/15/14	722

		4,431

	Industrial Conglomerates — 0.8%
	Harland Clarke Holdings Corp.,
200	9.500%, 05/15/15	149
4,754	VAR, 5.633%, 05/15/15	2,876
2,683	JB Poindexter & Co., Inc., 8.750%, 03/15/14	1,851

		4,876

	Industrial Machinery — 0.2%
405	Baldor Electric Co., 8.625%, 02/15/17	368
270	General Cable Corp., 7.125%, 04/01/17	247
	RBS Global, Inc./Rexnord LLC,
1,032	9.500%, 08/01/14 (e)	862

		1,477

	Insurance — 4.8%
2,550	Allstate Corp. (The), 7.450%, 05/16/19	2,664
2,350	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,004
2,900	Hartford Life Global Funding Trusts, VAR, 1.610%, 10/15/09 (m)	2,820
3,500	Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	2,170
	Metropolitan Life Global Funding I,
3,650	5.125%, 11/09/11 (e)	3,734
2,400	5.125%, 04/10/13 (e)	2,369
	Pricoa Global Funding I,
3,600	4.625%, 06/25/12 (e)	3,412
3,500	VAR, 2.066%, 06/04/10 (e)	3,374
	USI Holdings Corp.,
2,355	9.750%, 05/15/15 (e)	1,289
575	VAR, 4.758%, 11/15/14 (e)	315
8,000	Xlliac Global Funding, VAR, 1.256%, 08/10/10 (e)	6,723

		30,874

	Internet & Catalog Retail — 0.1%
1,009	HSN, Inc., 11.250%, 08/01/16 (e)	884

	IT Services — 0.3%
1,085	First Data Corp., 9.875%, 09/24/15	738
1,500	SunGard Data Systems, Inc., 10.250%, 08/15/15	1,361

		2,099

	Leisure Equipment & Products — 0.3%
1,400	Hasbro, Inc., 6.125%, 05/15/14	1,410
865	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	675

		2,085

	Machinery — 0.2%
1,100	Terex Corp., 8.000%, 11/15/17	891
100	Titan International, Inc., 8.000%, 01/15/12	86

		977

	Media — 2.8%
2,900	CBS Corp., 8.200%, 05/15/14	2,970
1,960	CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (d)	1,793
150	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., 10.375%, 04/30/14	143
100	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (d) (e)	96
10	CSC Holdings, Inc., 8.625%, 02/15/19 (e)	10
	DirecTV Holdings LLC/DirecTV Financing Co.,
630	6.375%, 06/15/15	573
1,115	7.625%, 05/15/16	1,079
	DISH DBS Corp.,
1,945	7.125%, 02/01/16	1,789
1,370	7.750%, 05/31/15	1,295
	Intelsat Jackson Holdings Ltd., (Bermuda),
2,050	9.500%, 06/15/16 (e)	2,040
100	11.250%, 06/15/16	102
580	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	515
4,500	Valassis Communications, Inc., 8.250%, 03/01/15	2,610
250	Videotron Ltee, (Canada), 6.875%, 01/15/14	236
415	WMG Acquisition Corp., 9.500%, 06/15/16 (e)	415
3,000	XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	2,160

		17,826

	Metals & Mining — 0.7%
1,750	AK Steel Corp., 7.750%, 06/15/12	1,645
955	Arch Western Finance LLC, 6.750%, 07/01/13	869
1,408	CII Carbon LLC, 11.125%, 11/15/15 (e)	972
465	FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	413
	Freeport-McMoRan Copper & Gold, Inc.,
20	8.250%, 04/01/15	20
835	8.375%, 04/01/17	829
52	Noranda Aluminum Acquisition Corp., PIK, 5.412%, 05/15/15	27

		4,775

	Multiline Retail — 0.2%
	Macy’s Retail Holdings, Inc.,
455	5.900%, 12/01/16	383
775	8.875%, 07/15/15	747
133	Neiman-Marcus Group, Inc. (The), PIK, 9.000%, 10/15/15	71

		1,201

	Multi-Utilities — 0.1%
400	DTE Energy Co., 7.625%, 05/15/14	413
510	Mirant North America LLC, 7.375%, 12/31/13	489

		902

	Oil, Gas & Consumable Fuels — 1.0%
485	Atlas Energy Resources LLC, 10.750%, 02/01/18 (e)	432
	Chesapeake Energy Corp.,
1,725	6.500%, 08/15/17	1,428
50	6.875%, 01/15/16	43
100	Denbury Resources, Inc., 7.500%, 12/15/15	94
265	El Paso Corp., 8.250%, 02/15/16	263
300	Forest Oil Corp., 7.250%, 06/15/19	258
600	Husky Energy, Inc., (Canada), 5.900%, 06/15/14	613
500	Newfield Exploration Co., 6.625%, 04/15/16	452
	PetroHawk Energy Corp.,
1,075	7.875%, 06/01/15	997
145	9.125%, 07/15/13	143
750	Plains All American Pipeline LP, 8.750%, 05/01/19	830
340	Quicksilver Resources, Inc., 8.250%, 08/01/15	284
345	Tennessee Gas Pipeline Co., 8.000%, 02/01/16 (e)	351
350	Tesoro Corp., 6.625%, 11/01/15	298

		6,486

	Paper & Forest Products — 0.9%
2,411	Abitibi-Consolidated Co. of Canada, (Canada), 13.750%, 04/01/11 (d) (e)	2,218
1,278	Cascades, Inc., (Canada), 7.250%, 02/15/13	1,102
	Georgia-Pacific LLC,
450	7.000%, 01/15/15 (e)	425
515	8.125%, 05/15/11	518
530	8.250%, 05/01/16 (e)	522
180	Glatfelter, 7.125%, 05/01/16	165
250	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d)	79
919	NewPage Corp., 10.000%, 05/01/12	514

		5,543

	Pharmaceuticals — 0.4%
	Elan Finance plc/Elan Finance Corp., (Ireland),
570	7.750%, 11/15/11	513
2,086	VAR, 4.883%, 11/15/11	1,804

		2,317

	Real Estate Investment Trusts (REITs) — 0.3%
1,700	Simon Property Group LP, 6.750%, 05/15/14	1,689

	Road & Rail — 0.9%
350	Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	259
969	Erac USA Finance Co., 6.375%, 10/15/17 (e)	814
790	Hertz Corp. (The), 8.875%, 01/01/14	719
1,541	RSC Equipment Rental, Inc., 9.500%, 12/01/14	1,202
2,750	United Rentals North America, Inc., 6.500%, 02/15/12	2,571

		5,565

	Semiconductors & Semiconductor Equipment — 0.2%
305	Advanced Micro Devices, Inc., 7.750%, 11/01/12	203
785	Amkor Technology, Inc., 7.750%, 05/15/13	702
100	Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14	46

		951

	Specialty Retail — 0.8%
2,250	Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14	1,631
3,000	General Nutrition Centers, Inc., VAR, 6.404%, 03/15/14	2,483
690	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	695

		4,809

	Textiles, Apparel & Luxury Goods — 0.2%
995	Hanesbrands, Inc., VAR, 5.697%, 12/15/14	801
310	Levi Strauss & Co., 9.750%, 01/15/15	299

		1,100

	Trading Companies & Distributors — 0.1%
1,000	Noble Group Ltd., (Bermuda), 6.625%, 03/17/15 (e)	850

	Wireless Telecommunication Services — 0.9%
305	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	300
990	Cricket Communications, Inc., 9.375%, 11/01/14	985
565	Crown Castle International Corp., 9.000%, 01/15/15	571
400	Digicel Group Ltd., (Bermuda), 8.875%, 01/15/15 (e)	320
180	Digicel Ltd., (Bermuda), 9.250%, 09/01/12 (e)	172
10	Intelsat Subsidiary Holding Co. Ltd., (Bermuda), 8.875%, 01/15/15 (e)	10
100	iPCS, Inc., PIK, 5.028%, 05/01/14	73
1,195	MetroPCS Wireless, Inc., 9.250%, 11/01/14	1,199
2,820	Sprint Capital Corp., 6.900%, 05/01/19	2,284

		5,914

	Total Corporate Bonds (Cost $215,058)	233,625

	Investment Companies — 1.8%
209	Advent Claymore Global Convertible Securities & Income Fund	1,347
137	Dreyfus High Yield Strategies Fund	408
52	First Trust/Four Corners Senior Floating Rate Income Fund	502
452	ING Prime Rate Trust	1,861
619	Nuveen Multi-Strategy Income and Growth Fund 2	3,382
13	ProShares UltraShort Real Estate (a)	260
72	SPDR Barclays Capital High Yield Bond ETF	2,527
323	Van Kampen Senior Income Trust	1,033

	Total Investment Companies (Cost $9,000)	11,320

	Mortgage Pass-Through Security — 0.1%
900	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 06/25/39(Cost $914)	907

	Loan Participations & Assignments — 3.1%
	Chemicals — 0.3%
159	Ashland, Inc., Term Loan, 7.650%, 05/13/14	159
1,995	Cristal Inorganic Chemicals, 1st Lien Term Loan, 3.470%, 05/15/14	1,416
50	INEOS Holdings, B2 Advance Term Loan, (United Kingdom), 7.501%, 12/14/13	32
50	INEOS Holdings, C2 Advance Term Loan, (United Kingdom), 8.001%, 12/14/14	32

		1,639

	Commercial Services & Supplies — 0.1%
	ACCO Brands Corp., Term Loan,
53	7.750%, 08/17/12	39
56	7.750%, 08/17/12	41
51	7.750%, 08/17/12	37
	Clarke American Corp., Term Loan B,
115	2.819%, 06/27/14	89
215	2.819%, 06/27/14	167
70	2.819%, 06/27/14	54
84	2.819%, 06/27/14	65
85	3.707%, 06/27/14	66
141	3.720%, 06/27/14	109
288	3.720%, 06/27/14	223

		890

	Containers & Packaging — 0.2%
1,000	Smurfit Stone Container Enterprise, DIP Term Loan, 10.000%, 01/28/10	1,011

	Diversified Manufacturing — 0.1%
1,496	BOC Edwards, 1st Priority Lien Term Loan, 2.428%, 05/31/14	926

	Electronic Equipment, Instruments & Components — 0.1%
	Aeroflex, Tranche B-1 Term Loan,
32	3.625%, 08/16/14	24
633	4.125%, 08/16/14	465

		489

	Hotels, Restaurants & Leisure — 0.5%
667	Fontainebleau Las Vegas, Delayed Draw Term Loan B, 4.316%,
	06/06/14	87
1,333	Fontainebleau Las Vegas, Initial Term Loan, 4.527%, 06/06/14	173
	Harrah’s Operating Co., Inc., Term B-2 Loan,
9	3.437%, 01/28/15	7
3,486	4.092%, 01/28/15	2,670

		2,937

	Household Products — 0.3%
98	Spectrum Brands, Inc., Letter of Credit, 0.017%, 03/30/13 (d)	80
1,902	Spectrum Brands, Inc., Term Loan B, 0.000%, 03/30/13 (d)	1,561

		1,641

	Independent Power Producers & Energy Traders — 0.3%
1,995	Calpine Corp., 1st Priority Lien, 4.095%, 03/29/14	1,734
	TXU, Initial Tranche B-2 Term Loan,
6	3.819%, 10/10/14	4
594	3.882%, 10/10/14	410

		2,148

	IT Services — 0.4%
	First Data Corp., Initial Tranche B-2 Term Loan,
330	3.059%, 09/24/14	243
20	3.069%, 09/24/14	14
	First Data Corp., Initial Tranche B-3 Term Loan,
1,774	3.059%, 09/24/14	1,307
1,521	3.059%, 09/24/14	1,125
200	3.069%, 09/24/14	147

		2,836

	Media — 0.3%
2,000	CCO Holdings LLC, 3rd Lien Term Loan, 6.750%, 09/06/14	1,446
91	High Plains Broadcasting Operating Co. LLC, Term Loan, 7.250%, 09/14/16	44
344	Newport Television LLC, Term Loan, 8.000%, 09/14/16	168

		1,658

	Multiline Retail — 0.1%
	Neiman Marcus Group, Inc., Term Loan,
385	2.414%, 04/26/13	277
615	3.277%, 04/26/13	442

		719

	Oil, Gas & Consumable Fuels — 0.1%
1,000	Western Refining, Inc., Term Loan, 8.250%, 05/30/14	931

	Paper & Forest Products — 0.1%
1,000	Abitibi, Inc., Term Loan, 9.500%, 03/31/11 (d)	763

	Semiconductors & Semiconductor Equipment — 0.2%
495	Freescale Semiconductor, Inc., Incremental Term Loan, 12.500%, 12/15/14	353
	Sensata Technologies Finance Co. LLC, U.S. Term Loan, (Netherlands),
2	2.603%, 04/27/13	2
960	2.804%, 04/27/13	667

		1,022

	Total Loan Participations & Assignments (Cost 17,758)	19,610

	Total Long-Term Investments (Cost $316,566)	342,194

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)

	Options Purchased — 0.1%
	Call Option Purchased — 0.0% (g)
202	1 Year Eurodollar Futures, Expiring 06/12/09 @ $99.00, American Style	4

	Total Call Option Purchased (Cost $11)	4

	Put Options Purchased — 0.1%
74	90 Day Eurodollar Futures, Expiring 06/15/09 @ $98.13, American Style	–(h)
271	90 Day Eurodollar Futures, Expiring 06/15/09 @ $98.75, American Style	2
NOTIONAL AMOUNT ($)

	Payer Options Purchased on Interest Rate Swaps:
13,000	Expiring 03/25/10. If excercised the fund pays semi-annually 4.250% and receives quarterly floating 3 month LIBOR terminating 03/29/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	507

	Total Put Options Purchased (Cost $240)	509

	Total Options Purchased (Cost $251)	513

PRINCIPAL AMOUNT ($)

	Short-Term Investments — 50.1%
	U.S. Treasury Bill — 0.3%
1,635	U.S. Treasury Bill, 0.184%, 06/11/09 (k) (n) (Cost $1,635)	1,635

SHARES

	Investment Company — 49.8%
318,487	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.560% (b) (l) (m) (Cost $318,487)	318,487

	Total Short-Term Investments (Cost $320,122)	320,122

	Total Investments — 103.7%
	(Cost $636,939)	662,829
	Liabilities in Excess of Other Assets — (3.7)%	(23,727)

	NET ASSETS — 100.0%	$639,102

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
69	5 Year Treasury Note	09/30/09	$7,967	$6
110	30 Day Federal Funds	11/30/09	45,707	78
195	3 Month Euro	09/13/10	67,698	85
320	Eurodollar	09/13/10	78,680	239
	Short Futures Outstanding
(195)	3 Month Euro	09/14/09	(68,149)	(77)
(308)	10 Year U.S. Treasury Note	09/21/09	(36,036)	(227)
(22)	2 Year U.S. Treasury Note	09/30/09	(4,770)	(7)
(99)	5 Year U.S. Treasury Note	09/30/09	(11,431)	(44)

				$53

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
CMO	—	Collateralized Mortgage Obligation
DIP	—	Debtor-in-possession
ETF	—	Exchange Traded Fund
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
SPDR	—	Standard & Poor’s Depository Receipts
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $3,163,000 which amounts to 0.5% of total investments.:

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(r)	Rates shown are per annum and payments are as described.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2009.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,221
Aggregate gross unrealized depreciation	(1,331)

Net unrealized appreciation/depreciation	$25,890

Federal income tax cost of investments	$636,939

Credit Default Swaps - Buy Protection [1]
Corporate and Sovereign Issuers:
						UPFRONT
SWAP COUNTERPARTY/	FUND PAYS	TERMINATION	IMPLIED CREDIT SPREAD	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	AS OF 05/31/09 [3]	AMOUNT [4]	VALUE	(PAID)/RECEIVED [5]
Credit Suisse International:
Kingdom of Sweden, 3.875%, 12/29/09	1.540% quarterly	03/20/14	0.591%	$ 1,650	$ (78)	$ -
Kingdom of Sweden, 3.875%, 12/29/09	1.420% quarterly	03/20/14	0.591	3,350	(136)	-
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	4.528	2,000	(58)	80
Deutsche Bank AG, New York:
Aetna, Inc., 6.625%, 06/15/36	1.280% quarterly	03/20/14	0.847	550	(12)	-
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	5.000% quarterly	06/20/14	4.623	3,650	(91)	1,155
Kingdom of Sweden, 3.875%, 12/29/09	1.580% quarterly	03/20/14	0.591	2,500	(123)	-
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	4.528	4,000	(116)	36
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	4.528	4,000	(116)	(87)
Republic of Austria, 5.250%, 01/04/11	1.620% quarterly	06/20/14	1.097	7,700	(211)	-
Republic of Slovenia, 5.375%, 04/11/11	2.250% semi-annually	03/20/14	0.825	5,000	(351)	-
Sara Lee Corp., 6.125%, 11/01/32	1.000% quarterly	06/20/14	0.410	5,000	(151)	(133)
Royal Bank of Scotland:
Aetna, Inc., 6.625%, 06/15/36	1.220% quarterly	12/20/13	0.835	1,650	(31)	-
Aetna, Inc., 6.625%, 06/15/36	0.950% quarterly	03/20/14	0.847	7,800	(51)	-
Republic of Korea, 4.250%, 06/01/13	3.400% quarterly	03/20/14	1.715	1,500	(122)	-
Republic of Korea, 4.250%, 06/01/13	3.520% quarterly	03/20/14	1.715	2,000	(173)	-
Republic of Slovenia, 5.375%, 04/11/11	2.250% semi-annually	02/20/14	0.822	160	(11)	-
Republic of Slovenia, 5.375%, 04/11/11	2.197% semi-annually	02/20/14	0.822	230	(16)	-
Republic of Slovenia, 5.375%, 04/11/11	2.080% semi-annually	02/20/14	0.822	260	(16)	-
Republic of Slovenia, 5.375%, 04/11/11	2.050% semi-annually	02/20/14	0.822	1,050	(64)	-
					$ (1,927)	$ 1,051

Credit Indices:
						UPFRONT
SWAP COUNTERPARTY/	FUND PAYS	TERMINATION	IMPLIED CREDIT SPREAD	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	AS OF 05/31/09 [3]	AMOUNT [4]	VALUE	(PAID)/RECEIVED [5]
Credit Suisse International:
CMBX.NA.AAA.1.1	0.100% monthly	10/12/52	2.131%	$ 2,500	$ 278	$ 561
CMBX.NA.AAA.1.1	0.100% monthly	10/12/52	2.131	3,500	389	796
CMBX.NA.AAA.1.1	0.100% monthly	10/12/52	2.131	5,000	555	1,200
CMBX.NA.AAA.1.1	0.100% monthly	10/15/52	2.131	1,500	167	308
Deutsche Bank AG, New York:
CDX.EM.11.1	5.000% semi-annually	06/20/14	3.876	5,000	(289)	(132)
CDX.EM.11.1	5.000% semi-annually	06/20/14	3.876	5,000	(289)	(239)
CMBX.NA.AAA.1.1	0.100% monthly	10/12/52	2.131	5,700	633	1,097
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	46.243	8,800	2,715	3,000
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	46.243	12,100	3,733	3,595
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	46.243	1,500	463	277
CDX.EM.11.1	5.000% semi-annually	06/20/14	3.876	5,000	(289)	38
CMBX.NA.AA.2.1	0.150% monthly	03/15/49	17.948	2,000	1,347	1,400
					$ 9,413	$ 11,901

Credit Default Swaps - Sell Protection [2]
Corporate and Sovereign Issuers:
						UPFRONT
SWAP COUNTERPARTY/	FUND RECEIVES	TERMINATION	IMPLIED CREDIT SPREAD	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	AS OF 05/31/09 [3]	AMOUNT [4]	VALUE	(PAID)/RECEIVED [5]
Credit Suisse International:
Assured Guaranty U.S. Holdings, Inc., 7.000%, 06/01/34	5.000% quarterly	06/20/14	22.175%	$ 2,000	$ (798)	$ (1,047)
Deutsche Bank AG, New York:
Assured Guaranty U.S. Holdings, Inc., 7.000%, 06/01/34	5.000% quarterly	06/20/14	22.177	1,500	(599)	(755)
Assured Guaranty U.S. Holdings, Inc., 7.000%, 06/01/34	5.000% quarterly	06/20/14	22.175	2,000	(798)	(1,063)
Assured Guaranty U.S. Holdings, Inc., 7.000%, 06/01/34	5.000% quarterly	06/20/14	22.175	4,000	(1,597)	(2,107)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	4.395	4,000	138	78
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	4.395	4,000	138	153
Prudential Financial, Inc., 4.500%, 07/15/13	5.000% quarterly	06/20/14	4.675	2,000	46	(330)
					$ (3,470)	$ (5,071)

Credit Indices:
						UPFRONT
SWAP COUNTERPARTY/	FUND RECEIVES	TERMINATION	IMPLIED CREDIT SPREAD	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	AS OF 05/31/09 [3]	AMOUNT [4]	VALUE	(PAID)/RECEIVED [5]
Credit Suisse International:
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356%	$ 1,500	$ (259)	$ (259)
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356	10,000	(1,726)	(2,592)
Deutsche Bank AG, New York:
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356	7,000	(1,208)	(2,465)
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356	10,000	(1,726)	(2,425)
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356	10,000	(1,726)	(2,391)
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	53.932	1,500	(1,086)	(808)
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	53.932	8,000	(5,790)	(5,800)
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	53.932	11,000	(7,961)	(7,782)
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356	3,000	(518)	(511)
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356	5,000	(863)	(976)
					$ (22,863)	$ (26,009)

[1] The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2] The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3] Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.
Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4] The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions

(credit spreads, interest rates and other relevant factors)

Price Lock Swaps
						UPFRONT
	REFERENCE		TERMINATION	NOTIONAL		PREMIUMS
SWAP COUNTERPARTY	OBLIGATION	PRICE LOCK	DATE	AMOUNT	VALUE	(PAID)/RECEIVED [1]
Credit Suisse International (†)	U.S. Treasury Note, 2.750%, 2/15/19	$ 96.62	06/04/09	$ 30,045	$ 793	$ -
Credit Suisse International (†)	U.S. Treasury Note, 4.500%, 2/15/16	108.55	06/29/09	3,400	(28)	-
Credit Suisse International (††)	U.S. Treasury Bond, 8.750%, 8/15/20	146.68	06/04/09	21,055	(697)	-
Credit Suisse International (††)	U.S. Treasury Note, 4.500%, 5/15/17	111.78	06/04/09	30,420	(757)	-
Credit Suisse International (††)	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/16	101.52	06/29/09	3,500	19	-
					$ (670)	$ -

(†) If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

(††) If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.

[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments.

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Eurodollar Futures, American Style	$ 98.63	09/11/09	74	$ (25)
1 Year Eurodollar Futures, American Style	98.75	06/12/09	202	(23)
(Premiums received of $50.)				$ (48)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures, American Style	$ 114.00	06/26/09	51	$ (21)
(Premiums received of $19.)				$ (21)

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$329,813	$ (69)	$408	$(355)
Level 2 – Other significant observable inputs	330,131	-	24,919	(62,564)
Level 3 – Significant unobservable inputs	3,163	-	-	-
Total	$663,107	$ (69)	$ 25,327	$ (62,919)

†  Liabilities in securities sold short may include written options.

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 2/28/09	$3,382	$ -
Realized gain (loss)	61	-
Change in unrealized appreciation (depreciation)	(14)	-
Net amortization/accretion	14	-
Net purchases (sales)	(280)	-
Net transfers in (out) of Level 3	-	-
Balance as of 05/31/09	$3,163	$ -

* Other financial instruments include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $14,025.

1. Derivatives

The Fund may use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategy.  Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments, or to generate income or gain to the Fund. The Fund may also use derivatives to manage interest rate (e.g., duration and yield curve) and sector exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including: (i) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the funds to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.  Investing in certain derivatives also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Notional amounts are used to express the volume of Fund’s derivatives activities. These amounts are disclosed in the accompanying Schedule of Investments.

Notes 1A – 1D below describe the various derivatives types used by the Fund.

1A. Futures – The Fund uses Treasury or other financial futures to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified security or financial index over a predetermined time period. Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the Schedule of Investments.

Use of long futures contracts subjects the Fund to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.  Under some circumstances, future exchanges may establish daily limits on the amount that the price of a futures contract can vary from previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions

1B. Forward Foreign Currency Contracts- The Fund may be exposed to foreign currency risks associated with portfolio investments and use forward foreign currency contracts to hedge or manage these exposures. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The values of forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency and changes to value are recorded as unrealized appreciation or depreciation until the contract settlement date. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

1C. Options - The Fund purchases and sells (write) put and call options on various instruments including futures, securities and interest rate swaps (referred to as swaptions) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index or rate.  A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (strike price) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions are settled for cash. Uncovered call options written subject the Fund to unlimited risk of loss. Covered call options written limit the upside potential of a security above the strike price.

Written Options- Premiums received by the Fund for written options are adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the option seller is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the security purchased.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Purchased Options – Premiums paid by the Fund for purchased options are adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, a Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

1D. Swaps - The Fund may engage in various swap transactions, including interest rate, credit default, index, price lock, spreadlock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve) currency, and inflation risks within their respective portfolios. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund, are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Credit Default Swaps - The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments, to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced: by the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and, net amounts received from credit default swaps purchased with the identical reference obligation.

Price Locks Swaps – The Fund enters into price lock swaps to hedge interest rate exposures within its investment portfolio. Price lock swaps are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 93.8%
	Corporate Bonds — 3.4%
	Consumer Finance — 0.7%
100	Ford Motor Credit Co. LLC, VAR, 3.889%, 01/13/12	79

	Containers & Packaging — 0.6%
100	Constar International, Inc., VAR, 4.258%, 02/15/12	73

	Electronic Equipment & Instruments — 0.4%
49	Sanmina-SCI Corp., VAR, 4.070%, 06/15/10 (e)	47

	Hotels, Restaurants & Leisure — 0.6%
100	Seminole Hard Rock Entertainment, Inc., VAR, 3.820%, 03/15/14 (e)	69

	Road & Rail — 0.5%
100	Quality Distribution LLC/QD Capital Corp., VAR, 5.631%, 01/15/12 (i)	55

	Semiconductors & Semiconductor Equipment — 0.6%
100	Spansion, Inc., VAR, 0.000%, 06/01/13 (d) (e)	63

	Total Corporate Bonds (Cost $535)	386

	Municipal Bonds — 76.7% (t)
	Arizona — 12.9%
	Arizona School Facilities Board, State School Trust,
300	Rev., AMBAC, 5.000%, 07/01/18	303
200	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	238
190	City of Phoenix, Series A, GO, 6.250%, 07/01/17	235
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	598
90	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	82

		1,456

	Arkansas — 3.6%
235	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/17	236
170	City of Fayetteville, Sales & Use Tax, Series , Rev., FSA, 4.250%, 11/01/15	175

		411

	California — 2.0%
420	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	222

	Colorado — 2.0%
220	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	226

	Delaware — 1.3%
150	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 07/01/17	147

	Florida — 3.4%
100	Palm Beach County, Public Improvement, Convention Center Project, Rev., VAR, NATL-RE, FGIC, 5.000%, 11/01/11	103
285	Polk County School Board, Master Lease Program, Series A, COP, VRDO, FSA, 2.700%, 06/02/09	285

		388

	Georgia — 1.8%
100	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	108
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	93

		201

	Illinois — 2.6%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	293

	Kansas — 4.8%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 04/01/16	214
300	City of Wichita, Water & Sewer Utilities, Rev., NATL-RE, FGIC, 5.000%, 10/01/13	329

		543

	Massachusetts — 4.2%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL- RE, 5.500%, 07/01/28	348
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/15	125

		473

	Minnesota — 1.7%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	186

	Missouri — 4.2%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., FSA, 5.250%, 07/01/25	408
70	Kansas City, Manicor Project, Tax Allocation, Series A, 5.000%, 03/01/12	68

		476

	New Hampshire — 1.0%
100	City of Manchester, School Facilities, Rev., NATL-RE, 5.500%, 06/01/27	115

	New Jersey — 4.4%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL- RE, 5.250%, 07/01/24	318
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/17	177

		495

	New Mexico — 0.7%
90	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I-D-3, Class E, Rev., AMT, GNMA/FNMA/FHLMC, 4.500%, 07/01/17	78

	New York — 3.6%
200	New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., NATLE-RE, 5.000%, 10/01/15	221
200	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	186

		407

	North Carolina — 3.3%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/13	78
295	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/17	298

		376

	Ohio — 4.2%
80	Belmont County Health Systems, East Ohio Regional Hospital, Rev., 5.700%, 07/06/09	72
125	Buckeye Tobacco Settlement Financing Authority, Asset- Backed, Series A-1, Rev., 5.000%, 06/01/17	115
200	Buckeye Tobacco Settlement Financing Authority, Asset- Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	172
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATLE-RE, FGIC, 5.250%, 12/01/25	111

		470

	Oklahoma — 0.9%
100	Chickasawa Nation, Health Systems, Rev., 5.375%, 12/01/17 (e)	100

	Oregon — 1.5%
150	Clackamas County School District No 7J, Lake Oswego, GO, FSA, 5.250%, 06/01/25	173

	Pennsylvania — 0.6%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	71

	Rhode Island — 0.7%
85	Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Series 28-A, Rev., 4.650%, 07/06/09	84

	Texas — 8.4%
95	Austin Independent School District, Series B, GO, PSF-GTD, 5.000%, 08/01/15	109
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	179
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	356
100	Texas A&M University, Series A, Rev., 5.000%, 07/01/25	110
185	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	188

		942

	Washington — 1.1%
220	State of Washington Motor
	Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	120

	Wisconsin — 1.8%
200	Wisconsin Health & Education Facilities, 4.420%, 10/01/27 (i)	198

	Total Municipal Bonds (Cost $8,775)	8,651

	Loan Participations & Assignments — 13.7%
	Airlines — 0.7%
	Delta Airlines, Inc., 1st Lien,
5	0.261%, 04/30/14	5
93	2.414%, 04/30/14	79

		84

	Automobiles — 0.3%
	Ford Motor Co., Term Loan B,
33	3.350%, 12/15/13	23
16	4.140%, 12/15/13	12

		35

	Chemicals — 0.6%
3	Lyondell Chemical Co., Dutch Tranche A Dollar Term Loan, 5.750%, 12/22/14	1
1	Lyondell Chemical Co., Dutch Tranche Revolving Credit Loan, 5.750%, 12/20/13	1
3	Lyondell Chemical Co., German Tranche B-1 Euro Term Loan, 6.000%, 12/22/14	1
3	Lyondell Chemical Co., German Tranche B-2 Euro Term Loan, 6.000%, 12/22/14	2
3	Lyondell Chemical Co., German Tranche B-3 Euro Term Loan, 6.000%, 12/22/14	2
18	Lyondell Chemical Co., New Money DIP Term Loan, 13.000%, 12/15/09	18
27	Lyondell Chemical Co., Roll-Up DIP Term Loan, 5.940%, 12/15/09	21
9	Lyondell Chemical Co., U.S. Tranche A Dollar Term Loan, 5.750%, 12/20/13	4
15	Lyondell Chemical Co., U.S. Tranche B-1 Term Loan, 7.000%, 12/20/14	6
15	Lyondell Chemical Co., U.S. Tranche B-2 Dollar Term Loan, 7.000%, 12/20/14	6
15	Lyondell Chemical Co., U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	6
5	Lyondell Chemical Co., U.S. Tranche Primary Revolving Credit Loan, 5.750%, 12/20/14	2

		70

	Commercial Services & Supplies — 0.3%
	Clarke American Corp., Term Loan B,
6	2.819%, 06/27/14	5
11	2.819%, 06/27/14	8
3	2.819%, 06/27/14	3
4	2.819%, 06/27/14	3
4	3.707%, 06/27/14	3
7	3.720%, 06/27/14	5
14	3.720%, 06/27/14	11

		38

	Diversified Telecommunication Services — 1.0%
123	Time Warner Telecom, Term Loan B, 2.320%, 11/30/10	113

	Electrical Equipment — 0.7%
	Baldor Electric Co., Term Loan,
83	5.250%, 01/31/14	79

	Food Products — 1.1%
123	WM Wrigley Jr. Co., Term Loan B, 6.500%, 10/06/14	124

	Health Care Providers & Services — 2.5%
3	Community Health Systems, Inc., Delayed Draw, 2.569%, 07/25/14	3
	Community Health Systems, Inc., Term Loan,
4	2.569%, 07/25/14	4
52	2.924%, 07/25/14	46
127	HCA, Inc., Term Loan B, 3.470%, 11/18/13	113
10	IASIS Healthcare Corp., Letter of Credit, 2.216%, 03/15/14	9
113	IASIS Healthcare Corp., Term Loan, 2.319%, 03/14/14	101

		276

	Household Products — 1.1%
	Spectrum Brands, Inc., Term Loan B,
112	5.398%, 03/30/13 (d)	92
34	6.250%, 03/30/13 (d)	28

		120

	Independent Power Producers & Energy Traders — 2.6%
123	Calpine Corp., 1st Priority Lien, 4.095%, 03/29/14	107
44	NRG Energy, Inc. (Opco), Credit- Linked Deposit LC, 1.120%, 02/01/13	41
82	NRG Energy, Inc. (Opco), Term Loan B, 2.720%, 02/01/13	76
	Texas Competitive Electric (TCEH-TXU), Initial Tranche B-3 Term Loan,
1	3.819%, 10/10/14	1
98	3.882%, 10/10/14	67

		292

	IT Services — 0.2%
	First Data Corp., Initial Tranche B3,
13	3.059%, 09/24/14	9
11	3.059%, 09/24/14	8
1	3.069%, 09/24/14	1

		18

	Media — 1.0%
150	Cengage Learning Acquisitions, Term Loan, 2.820%, 07/15/14	117

	Semiconductors & Semiconductor Equipment — 0.5%
98	Freescale Semiconductor, Inc., Term Loan, 2.168%, 11/29/13	61

	Textiles, Apparel & Luxury Goods — 1.1%
	Polymer Group, Inc., Term Loan B,
46	2.570%, 11/22/12	41
89	3.490%, 11/22/12	79

		120

	Total Loan Participations & Assignments (Cost 1,721)	1,547

	Total Long-Term Investments (Cost $11,031)	10,584

SHARES

	Short-Term Investment — 2.8%
	Investment Company — 2.8%
313	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.290% (b) (l) (m) (Cost $313)	313

	Total Investments — 96.6% (Cost $11,344)	10,897
	Other Assets in Excess of Liabilities — 3.4%	381

	NET ASSETS — 100.0%	$11,278

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
DIP	—	Debtor-in-possession
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172
Aggregate gross unrealized depreciation	(619)

Net unrealized appreciation/depreciation	$(447)

Federal income tax cost of investments	$11,344

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 313	$ —
Level 2 – Other significant observable inputs	10,584	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 10,897	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 96.5%
	Alabama — 0.1%
9,900	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, AMBAC-TCRS-Bank of New York, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	9,900
3,410	Mobile County IDA, PCR, Exxon-Mobil Project, Rev., VRDO, 0.100%, 06/01/09	3,410
4,000	Selma IDB, Specialty Minerals Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.550%, 06/04/09	4,000

		17,310

	Alaska — 1.7%
	Alaska Housing Finance Corp.,
11,005	Series 1407, Rev., VRDO, GNMA/FNMA, 0.550%, 06/08/09	11,005
13,500	Series A, Rev., VRDO, 0.270%, 06/04/09	13,500
20,000	Series B, Rev., VRDO, 0.270%, 06/04/09	20,000
49,280	Series B, Rev., VRDO, 0.120%, 06/08/09	49,280
30,950	Series B, Rev., VRDO, 0.150%, 06/08/09	30,950
10,270	Series PZ-126, Rev., VRDO, LIQ: Wells Fargo & Company, 0.410%, 06/08/09	10,270
15,000	Alaska Industrial Development & Export Authority, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.250%, 06/08/09	15,000
	City of Valdez, BP Pipelines, Inc. Project,
46,000	Series A, Rev., VRDO, 0.130%, 06/01/09	46,000
85,000	Series B, Rev., VRDO, 0.130%, 06/01/09	85,000
	City of Valdez, Marine Term Refunding Balance Exxon Pipeline Co. Project,
75,385	Rev., VRDO, 0.090%, 06/01/09	75,385
48,000	Series A, Rev., VRDO, 0.050%, 06/01/09	48,000
19,645	Series B, Rev., VRDO, 0.050%, 06/01/09	19,645
30,670	Series C, Rev., VRDO, 0.050%, 06/01/09	30,670
33,280	City of Valdez, Marine Term, BP Pipelines, Inc. Project, Rev., VRDO, 0.050%, 06/01/09	33,280
47,400	City of Valdez, Marine Term, Exxonmobil Project, Rev., VRDO, 0.090%, 06/01/09	47,400

		535,385

	Arizona — 0.7%
	Apache County IDA, Tucson Electric Power Co.,
57,600	Series 83-B, Rev., VRDO, LOC: Bank of New York, 0.450%, 06/03/09	57,600
10,500	Series 83-C, Rev., VRDO, LOC: Bank of New York, 0.310%, 06/03/09	10,500
7,700	Apache County IDA, Tucson Electric Power Co., Springville, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.310%, 06/03/09	7,700
39,270	Dexia Credit Local Certificates Trust, Series 2008-064, GO, VRDO, LIQ: Dexia Credit Local, 1.750%, 06/04/09	39,270
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	7,160
7,500	Maricopa County IDA, Valley Of The Sun YMCA, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 06/04/09	7,500
12,615	Phoenix Civic Improvement Corp., Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.440%, 06/04/09 (e)	12,615
2,000	Phoenix IDA, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 06/03/09	2,000
10,770	Pima County, Series PZ-195, GO, VRDO, FGIC, LIQ: Wells Fargo & Company, 0.400%, 06/08/09	10,770
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.450%, 06/03/09	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.450%, 06/03/09	21,700
25,585	Pinal County Electric District No.3, Series U-2, Rev., VRDO, 0.690%, 06/04/09	25,585
7,865	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.350%, 06/04/09	7,865

		232,065

	Arkansas — 0.0% (g)
3,830	City of Lowell, IDR, Arkansas Democrat-Gazette Project, Rev., VRDO, LOC: Bank of New York, 0.700%, 06/03/09	3,830

	California — 8.7%
10,300	Abag Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.200%, 06/01/09	10,300
2,385	Abag Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/04/09	2,385
62,200	Abag Finance Authority for Nonprofit Corps., Oshman Family Jewish Community, Rev., VRDO, LOC: Lasalle Bank N.A., 0.200%, 06/01/09	62,200
4,000	Abag Finance Authority for Nonprofit Corps., Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 06/04/09	4,000
7,600	Austin Trust Various States, Series 2007-1021, Rev., VRDO, LIQ: Bank of America N.A., 0.490%, 06/04/09	7,600
	Bay Area Toll Authority,
15,000	Series B-1, Rev., VRDO, 0.150%, 06/04/09	15,000
38,000	Series D-1, Rev., VRDO, 0.130%, 06/08/09	38,000
50,000	Series E-1, Rev., VRDO, 0.150%, 06/04/09	50,000
75,000	Series E-3, Rev., VRDO, 0.150%, 06/04/09	75,000
17,200	California Educational Facilities Authority, Stanford University, Series S-4, Rev., VRDO, 0.100%, 11/01/50	17,200
5,200	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/03/09	5,200
35,600	California Health Facilities Financing Authority, Hospital Adventist, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	35,600
117,300	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.100%, 06/03/09	117,300
3,985	California Health Facilities Financing Authority, Lucile Salter, Series A, Rev., VRDO, 0.070%, 06/04/09	3,985
29,100	California Health Facilities Financing Authority, Stanford Hospital, Series B-1, Rev., VRDO, 0.100%, 06/03/09	29,100
	California Housing Finance Agency,
16,555	Series 1418-R, Rev., VRDO, 0.400%, 06/08/09	16,555
4,480	Series 1419-R, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.400%, 06/08/09	4,480
	California Housing Finance Agency, Home Mortgage,
10,000	Series H, Rev., VRDO, AMT, 2.830%, 06/01/09	10,000
44,365	Series J, Rev., VRDO, FSA, LIQ: Lloyds TSB Bank plc, 0.800%, 06/01/09	44,365
4,300	Series K, Rev., VRDO, AMT, 0.550%, 06/01/09	4,300
14,500	Series M, Rev., VRDO, AMT, 0.370%, 06/01/09	14,500
	California Housing Finance Agency, Multi-Family Housing,
19,010	Series B, Rev., VRDO, AMT, 1.500%, 06/01/09	19,010
2,100	California Infrastructure & Economic Development Bank, Contemporary Jewish Museum, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	2,100
120	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of Canada N.A., 0.550%, 06/04/09	120
13,650	California Infrastructure & Economic Development Bank, IDR, Jewish Community Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	13,650
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.500%, 06/03/09	1,610
19,865	California Infrastructure & Economic Development Bank, Orange County Performing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/01/09	19,865
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric,
24,750	Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.100%, 06/03/09	24,750
13,000	Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.300%, 06/03/09	13,000
13,355	California Municipal Finance Authority, Chevron USA, Inc., Project, Rev., VRDO, 0.100%, 06/01/09	13,355
4,500	California Pollution Control Financing Authority, Air Products, Remarket, Series B, Rev., VRDO, 0.570%, 06/01/09	4,500
25,300	California Pollution Control Financing Authority, BP West Coast Production, LLC, Rev., VRDO, 0.100%, 06/01/09	25,300
2,600	California Pollution Control Financing Authority, Exxon Project, Rev., VRDO, 0.080%, 06/01/09	2,600
15,365	California Pollution Control Financing Authority, Exxonmobil Project, Rev., VRDO, 0.080%, 06/01/09	15,365
	California State Department of Water Resources,
30,195	Series B-1, Rev., VRDO, LOC: Bank of New York, 0.200%, 06/01/09	30,195
119,775	Series B-2, Rev., VRDO, LOC: BNP Paribas, 0.150%, 06/01/09	119,775
34,205	Subseries F-1, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.100%, 06/01/09	34,205
	California State Department of Water Resources, Power Supply,
59,500	Series B-4, Rev., VRDO, LOC: Bayerische Landesbank, 0.450%, 06/01/09	59,500
64,050	Subseries I-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 06/01/09	64,050
50,000	California State University, EAGLE, Class A, Rev., VRDO, BHAC-CR, NATL-RE, 0.440%, 06/04/09	50,000
	California Statewide Communities Development Authority,
10,595	Series 176, COP, VRDO, FSA, LIQ: Morgan Stanley Dean Witter, 0.310%, 06/04/09	10,595
17,117	Series 2554, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.310%,06/04/09	17,117
21,800	Series L, Rev., VRDO, 0.100%, 06/03/09	21,800
24,420	California Statewide Communities Development Authority, Chevron USA, Inc., Project, Rev., VRDO, 0.100%, 06/01/09	24,420
	California Statewide Communities Development Authority, Kaiser Permanente,
35,500	Series A, Rev., VRDO, 0.100%, 06/03/09	35,500
46,015	Series B, Rev., VRDO, 0.100%, 06/03/09	46,015
20,000	Series C, Rev., VAR, 3.000%, 04/01/10	20,426
35,700	Series M, Rev., VRDO, 0.100%, 06/03/09	35,700
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/04/09	3,420
11,160	California Statewide Communities Development Authority, North Peninsula Jewish Center, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	11,160
48,500	California Statewide Communities Development Authority, Rady Children’s Hospital, Series B, Rev., VRDO, LOC: Bank of the West, 0.120%, 06/01/09	48,500
9,750	California Statewide Communities Development Authority, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	9,750
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/04/09	3,950
20,335	City of Irvine, Improvement Bond Act of 1915, No. 07-22, Special Assessment, Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.220%, 06/01/09	20,335
4,800	City of Irvine, Improvement Bond Act of 1915, No. 89-10, Special Assessment, VRDO, LOC: Bayerische Hypo-Und Vereinsbank AG, 0.220%, 06/01/09	4,800
81,600	City of Los Angeles, TRAN, GO, 3.000%, 06/30/09	81,759
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	4,800
1,800	City of Los Angeles, Multi-Family Housing, Loans to Lender Program, Series A, Rev., VRDO, LOC: Federal Home Loan Bank, 0.370%, 06/01/09	1,800
16,310	City of San Francisco & County Public Utilities Commission, Series 2190, Rev., VRDO, FSA, LIQ: Wells Fargo Bank N.A., 0.230%, 06/04/09	16,310
10,000	Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of Canada N.A., 0.200%, 06/04/09	10,000
	Deutsche Bank Spears/Lifers Trust Various States,
6,995	Series DB-318, VRDO, Tax Allocation, AMBAC, LIQ: Deutsche Bank A.G., 0.320%, 06/08/09	6,995
11,945	Series DB-332, GO, VRDO, LIQ: Deutsche Bank A.G., 0.310%, 06/08/09	11,945
15,750	Series DB-362, GO, VRDO, AMBAC, LIQ: Deutsche Bank A.G., 0.210%, 06/08/09	15,750
53,945	Dexia Credit Local Certificates Trust, Series 2008-065, GO, VRDO, FSA, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 1.750%, 06/04/09	53,945
11,695	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, Tax Allocation, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.230%, 06/04/09	11,695
13,435	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.210%, 06/04/09	13,435
13,820	Eclipse Funding Trust, Solar Eclipse, Tax Allocation, Series 2006-0067, VRDO, Tax Allocation, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.210%, 06/04/09	13,820
5,100	Hayward Housing Authority, Multi-Family Housing, Barrington Hills, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/03/09	5,100
15,220	Inland Valley Development Agency, Tax Allocation, VRDO, LOC: Union Bank of Canada, 0.200%, 06/03/09	15,220
	Irvine Ranch Water District,
8,000	Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/01/09	8,000
9,500	Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.200%, 06/03/09	9,500
4,100	Series B, Rev., VRDO, LOC: Helaba, 0.100%, 06/01/09	4,100
23,100	Irvine Ranch Water District, Capital Improvement Project, COP, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.150%, 06/01/09
		23,100
6,980	Irvine Ranch Water District, Construction Improvement Districts, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.150%, 06/01/09	6,980
20,000	Irvine Unified School District, Community Facilities District 06-1-NTS, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	20,000
9,000	Long Beach Bond Finance Authority, Series 2094, Rev., VRDO, LIQ: Morgan Stanley
	Municipal Funding, 0.540%, 06/04/09	9,000
	Los Angeles Department of Water & Power,
19,900	Subseries B-3, Rev., VRDO, 0.130%, 06/01/09	19,900
53,300	Subseries B-6, Rev., VRDO, 0.100%, 06/01/09	53,300
13,100	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport, Series LAX2, Rev., VRDO, LOC: Societe Generale, 0.190%, 06/01/09	13,100
34,525	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.990%, 06/04/09	34,525
	Metropolitan Water District of Southern California,
10,230	Series 3002, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.310%, 06/04/09 (e)	10,230
21,000	Series A-1, Rev., VRDO, 0.100%, 06/04/09	21,000
12,650	Series B-3, Rev., VRDO, 0.100%, 06/01/09	12,650
21,400	Series C-1, Rev., VRDO, 0.150%, 06/01/09	21,400
77,330	Series C-2, Rev., VRDO, 0.150%, 06/01/09	77,330
12,510	Northern California Power Agency, Hydro-Electric Project, Series A, LOC: Dexia Credit Local, 0.600%, 06/03/09	12,510
12,285	Pasadena Public Financing Authority, Rose Bowl Refinancing & Improvement, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/08/09	12,285
	Puttable Floating Option Tax-Exempt Receipts,
49,195	Series MT-400, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.700%, 06/08/09	49,195
17,500	Series MT-510, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.700%, 06/08/09	17,500
14,990	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.500%, 06/05/09	14,990
11,140	Series PT-4155, Rev., VRDO, AMBAC, LIQ: Bayerische Hypo-Und Ver, 0.270%, 06/05/09	11,140
8,395	Series PT-4161, Rev., VRDO, 0.500%, 06/08/09	8,395
10,100	Sacramento Regional County Sanitation District, Sub Lien, Class B, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 06/01/09	10,100
9,900	San Francisco Bay Area Transit Financing Authority, EAGLE, Class A, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.340%, 06/04/09	9,900
	San Francisco City & County Airports Commission,
5,760	Series PT-3759, Rev., VRDO, AGC-ICC, MBIA, LIQ: Merrill Lynch Capital Services, 0.650%, 06/08/09	5,760
11,850	Series PT-3898, Rev., VRDO, FSA-CR, MBIA, LIQ: Merrill Lynch Capital Services, 0.650%, 06/08/09	11,850
11,350	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.540%, 06/03/09	11,350
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.380%, 06/04/09	1,800
3,435	Southern California Home Financing Authority, Series A, Rev., VRDO, AMT, 0.770%, 06/03/09	3,435
37,000	Southern California Public Power Authority, Rev., VRDO, LOC: KBC Bank N.V., 0.100%, 06/03/09	37,000
34,000	Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 2.500%, 12/02/09	34,255
24,300	Southern California Public Power Authority, Palo Verde, Subseries B, Rev., VRDO, LOC: Dexia Credit Local, 0.650%, 06/03/09	24,300
32,845	Southern California Public Power Authority, Southern Transmission Project, Series A, Rev., VRDO, FSA, 1.000%, 06/03/09	32,845
	State of California,
24,600	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 0.150%, 06/03/09	24,600
30,700	Series B-2, GO, VRDO, LOC: BNP Paribas, 0.130%, 06/08/09	30,700
8,200	Series B-3, GO, VRDO, LOC: BNP Paribas, 0.080%, 06/03/09	8,200
47,995	Series C-1, GO, VRDO, 0.650%, 06/01/09	47,995
6,600	Series C-2, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 06/04/09	6,600
25,300	Series C-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/04/09	25,300
51,985	Series DCL-048, GO, VRDO, FSA, LIQ: Dexia Credit Local, 1.000%, 06/01/09	51,985
	State of California, Economic Recovery,
62,800	Series C-3, GO, VRDO, 0.130%, 06/01/09	62,800
1,800	Series C-5, GO, VRDO, 0.280%, 06/01/09	1,800
	State of California Kindergarten/University,
10,500	Series A-3, GO, VRDO, LOC: Citibank N.A., 0.170%, 06/01/09	10,500
16,000	Series A-4, GO, VRDO, LOC: Citibank N.A., 0.160%, 06/01/09	16,000
	State of California, Municipal Securities Trust Receipts,
4,155	Series SGA-54, GO, VRDO, AMBAC, 1.390%, 06/03/09	4,155
1,650	Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.340%, 06/04/09	1,650
35,000	Turlock Irrigation District, First Priority, Rev., 1.500%, 06/08/10	35,337
11,500	University of California Regents Medical Center, Series B-2, Rev., VRDO, 0.150%, 06/01/09	11,500
24,000	Walnut Energy Center Authority, Series A, Rev., VAR, 1.500%, 06/08/10	24,206
	Wells Fargo Stage Trust,
7,000	Series 7C, Rev., VRDO, NATL-RE, 0.380%, 06/04/09 (e)	7,000
9,740	Series 29C, COP, VRDO, FSA, LIQ: Wells Fargo & Company, 0.370%, 06/04/09 (e)	9,740
29,000	Westlands Water District, Series A, COP, VRDO, LOC: Dexia Credit Local, 0.650%, 06/03/09	29,000

		2,717,875

	Colorado — 3.6%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, LIQ: FHLMC, 0.350%, 06/04/09	15,010
26,660	Austin Trust Various States, Series 2007-319, Rev., VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.890%, 06/04/09	26,660
30,000	Centerra Metropolitan District No. 1, Rev., VRDO, LOC: Compass Bank, 0.380%, 06/03/09	30,000
29,530	City of Colorado Springs, Systems Improvement, Series B, Rev., VRDO, 1.000%, 06/04/09	29,530
3,150	City of Colorado Springs, The Colorado College, Rev., VRDO, 0.200%, 06/04/09	3,150
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.250%, 06/04/09	1,000
21,500	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 0.350%, 06/04/09	21,500
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/01/09	19,400
34,420	Colorado Health Facilities Authority, Sisters Charity, Series A, Rev., VRDO, 0.400%, 06/03/09	34,420
17,030	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, 0.500%, 06/03/09	17,030
	Colorado Housing & Finance Authority, Multi-Family Housing Project,
11,745	Class I-B3, Rev., VRDO, 0.300%, 06/03/09	11,745
1,885	Series A-4, Class I, Rev., VRDO, 0.300%, 06/03/09	1,885
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Class I, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/09	1,600
	Colorado State Education Loan Program,
300,000	TRAN, 1.000%, 08/07/09	300,018
215,000	TRAN, 1.750%, 08/07/09	215,081
	Denver City & County, Airport,
40,980	Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 0.540%, 06/04/09	40,980
38,800	Subseries C1, Rev., VRDO, AMT, LOC: KBC Bank N.V., 0.440%, 06/08/09	38,800
74,100	Subseries G1, Rev., VRDO, AGC, 0.300%, 06/01/09	74,100
74,100	Subseries G2, Rev., VRDO, AGC, 0.300%, 06/01/09	74,100
30,960	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-687, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.320%, 06/04/09	30,960
11,275	Moffat County, Tri-State Generation Association Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 06/04/09	11,275
18,450	Puttable Floating Option Tax-Exempt Receipts, Series PT-3978, Rev., VRDO, FGIC, LIQ: Merrill Lynch Capital Services, 0.800%, 06/08/09	18,450
113,700	State of Colorado, Series A, Rev., TRAN, 3.000%, 06/26/09	113,770

		1,130,464

	Connecticut — 0.8%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
20,000	Series A-3, Rev., VRDO, AMT, AMBAC, 0.450%, 06/04/09	20,000
47,100	Series B-3, Rev., VRDO, AMBAC, 0.450%, 06/04/09	47,100
16,315	Series B-3, Rev., VRDO, AMT, AMBAC, 0.640%, 06/04/09	16,315
13,515	Series D-1, Rev., VRDO, AMBAC, 0.450%, 06/04/09	13,515
32,500	Series D-3, Rev., VRDO, AMBAC, 0.640%, 06/04/09	32,500
11,600	Series E, Rev., VRDO, AMT, 0.450%, 06/01/09	11,600
900	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.300%, 06/04/09	900
45,000	Connecticut State Health & Educational Facility Authority, University of New Haven, Series H, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 06/04/09	45,000
14,000	Connecticut State Health & Educational Facility Authority, Wesleyan University, Series D, Rev., VRDO, 0.320%, 06/03/09	14,000
17,500	State of Connecticut, Series A, GO, 2.000%, 04/28/10	17,742
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.370%, 06/04/09 (e)	17,060

		235,732

	Delaware — 0.4%
19,220	Delaware State Health Facilities Authority, Beebe Medical Center Project, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.340%, 06/05/09	19,220

34,180	Kent County, Delaware State University Student Housing, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	34,180
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.400%, 06/04/09	15,000
	University of Delaware,
33,175	Rev., VRDO, 0.450%, 06/01/09	33,175
9,645	Series B, Rev., VRDO, 0.250%, 06/01/09	9,645
300	Series B, Rev., VRDO, 0.280%, 06/01/09	300

		111,520

	District of Columbia — 1.4%
	District of Columbia,
72,000	GO, TRAN, 2.500%, 09/30/09	72,333
93,040	Series D, GO, VRDO, LOC: Dexia Credit Local, 2.300%, 06/04/09	93,040
3,030	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 06/04/09	3,030
15,265	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09 (e)	15,265
2,230	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/04/09	2,230
15,000	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	15,000
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 0.550%, 06/04/09	7,500
31,455	District of Columbia, MERLOTS, Series B-34, GO, VRDO, FSA, 0.360%, 06/03/09	31,455
1,760	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	1,760
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.320%, 06/03/09	23,770
1,900	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	1,900
20,000	District of Columbia, The American University, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	20,000
31,000	District of Columbia, The Pew Charitable Trust, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.320%, 06/04/09	31,000
16,420	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wachovia Bank N.A., 0.350%, 06/04/09	16,420
27,825	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	27,825
15,275	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	15,275
31,310	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	31,310
41,305	Washington Convention Center Authority, Series PT-3872, Rev., VRDO, FSA-CR, AMBAC, LIQ: Merrill Lynch Capital Services, 0.650%, 06/08/09	41,305

		450,418

	Florida — 4.5%
45,000	Alachua County Health Facilities Authority, Series 2654, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	45,000

11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 06/04/09	11,150
	Austin Trust Various States,
12,685	Series 2007-340, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.890%, 06/04/09	12,685
45,598	Series 2008-346, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.890%, 06/04/09	45,598
4,600	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	4,600
23,335	Broward County School Board, COP, VRDO, FSA, 0.350%, 06/04/09	23,335
8,855	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Company, 0.330%, 06/04/09 (e)	8,855
32,550	County of Escambia, Gulf Power Company, Rev., VRDO, 1.500%, 06/11/10	32,550
10,000	County of Miami-Dade, Series 3041, Rev., VRDO, BHAC-CR, ACG-ICC, XLCA, LIQ: Morgan Stanley Municipal Funding, 0.400%, 06/04/09 (e)	10,000
22,285	County of Orange, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Company, 0.330%, 06/04/09	22,285
	Deutsche Bank Spears/Lifers Trust Various States,
6,110	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank A.G., 0.370%, 06/08/09	6,110
106,645	Series DB-459, Rev., VRDO, FSA, LIQ: Deutsche Bank A.G., 0.310%, 06/04/09	106,645
	Eclipse Funding Trust, Solar Eclipse,
8,390	Series 2006-0043, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09 (e)	8,390
20,840	Series 2007-0051, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 06/08/09	20,840
24,150	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09 (e)	24,150
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,255	Series 2006-0049, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	11,255
9,890	Series 2007-0045, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.200%, 06/01/09	9,890
10,665	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.270%, 06/04/09	10,665
18,970	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.290%, 06/04/09	18,970
8,680	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	8,680
35,575	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	35,575
5,900	Florida Gulf Coast University Finance Corp., Student Union Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.350%, 06/04/09	5,900
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 06/03/09	6,350
9,000	Florida Housing Finance Agency, Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.350%, 06/08/09	9,000
8,225	Florida Housing Finance Corp., Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/03/09	8,225
5,000	Florida Municipal Power Agency, All Requirements Supply, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	5,000
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VRDO, LOC: Mercantile Bank of Michigan, 0.300%, 06/04/09	8,000
4,365	Jacksonville Health Facilities Authority, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	4,365
	JEA, Electric Systems,
11,100	Series 3-A, Rev., VRDO, 0.350%, 06/03/09	11,100
28,850	Series 3C-2, Rev., VRDO, 0.200%, 06/04/09	28,850
32,005	Subseries D, Rev., VRDO, 0.350%, 06/03/09	32,005
15,000	JEA, Water & Sewer Systems, Series A-2, Rev., VRDO, 0.280%, 06/03/09	15,000
11,600	Lee Memorial Health System, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	11,600
1,830	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Nationsbank N.A., 0.310%, 06/03/09	1,830
17,120	Miami-Dade County, Aviation, EAGLE, Series 2006-0029, Class A, Rev., VRDO, BHAC, FSA-CR, FGIC, LIQ: Citibank N.A., 0.490%, 06/04/09	17,120
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/03/09	6,700
12,080	Orange County Health Facilities Authority, Orlando Regional Healthcare Systems, Series A-1, Rev., VRDO, FSA, 0.700%, 06/01/09	12,080
5,600	Orange County Housing Finance Authority, Multi-Family Housing, Club Eustis, Series B, Rev., VRDO, LOC: Compass Bank, 0.350%, 06/08/09	5,600
7,945	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/08/09	7,945
9,601	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LOC: Nationsbank N.A., LIQ: FHLMC, 0.300%, 06/08/09	9,601
3,720	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/08/09	3,720
48,000	Orange County IDA, Diocese Orlando Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/08/09	48,000
	Orlando & Orange County Expressway Authority,
26,260	Series C-1, Rev., VRDO, FSA, 1.250%, 06/04/09	26,260
49,225	Subseries B-1, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	49,225
129,760	Subseries B-3, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	129,760
97,620	Subseries B-4, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	97,620
7,280	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/08/09	7,280
24,500	Palm Beach County, Pine Crest Preparatory, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	24,500
87,840	Pasco County School Board, Series A, COP, VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	87,840
	Pinellas County Health Facility Authority, Baycare Health System,
7,500	Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.240%, 06/01/09	7,500
75,215	Series B-1, Rev., VRDO, FSA, 1.000%, 06/04/09	75,215
885	Pinellas County Housing Finance Authority, Series MT-009, Rev., VRDO, 0.730%, 06/08/09	885
81,725	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/03/09	81,725
21,125	South Miami Health Facilities Authority, Series 2833, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	21,125
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 0.360%, 06/03/09	8,265
12,900	Tohopekaliga Water Authority, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 06/04/09	12,900
26,945	Volusia County Health Facilities Authority, Series MT-151, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.770%, 06/08/09	26,945

		1,392,264

	Georgia — 2.3%
5,035	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 0.600%, 06/04/09	5,035
1,400	Bartow County Development Authority, Georgia Power Co., Bowen, Second Series, Series 2, Rev., VRDO, 0.450%, 06/01/09	1,400
62,660	City of Atlanta, EAGLE, Class A, Rev., VRDO, BHAC, FSA, LIQ: Citibank N.A., 0.490%, 06/04/09	62,660
14,300	Cobb County Development Authority, Whitefield Academy, Inc. Project, Rev., VRDO, LOC: RBC Centura Bank, 0.370%, 06/03/09	14,300
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/09	3,400
8,980	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.600%, 06/04/09	8,980
8,760	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	8,760
11,745	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	11,745
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/04/09	10,735
23,415	DeKalb Newton & Gwinnett Counties Joint Development Authority, GPC Real Estate Student I, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	23,415
15,230	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	15,230
21,475	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	21,475
9,900	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.290%, 06/04/09	9,900
6,960	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	6,960
20,425	Fulton County Hospital Authority, Northside Hospital Inc., Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	20,425
5,010	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.600%, 06/04/09	5,010
5,671	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VRDO, 0.350%, 06/03/09	5,671
9,450	Gwinnett County Water & Sewerage Authority, Series A, Rev., VRDO, 0.350%, 06/03/09	9,450
14,015	Gwinnett County Water & Sewerage Authority, MERLOTS, Series K15, Rev., VRDO, 0.360%, 06/03/09	14,015
16,640	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, FSA-CR, NATL-RE, LIQ: Helaba, 0.440%, 06/04/09	16,640
600	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/03/09	600
18,605	Metropolitan Atlanta Rapid Transit Authority, Series SG-57, Rev., VRDO, AMBAC, LIQ: Societe Generale, 0.510%, 06/06/09	18,605
20,560	Municipal Electric Authority of Georgia, BAN, Series A, Rev., 1.250%, 05/07/10	20,636
	Private Colleges & Universities Authority, Emory University,
56,385	Series B, Rev., VRDO, 0.070%, 06/08/09 (p)	56,385
42,790	Series B, Rev., VRDO, 0.100%, 06/03/09 (p)	42,790
64,975	Series B-1, Rev., VRDO, 0.160%, 06/04/09	64,975
49,460	Series B-2, Rev., VRDO, 0.070%, 06/04/09	49,460
38,125	Series C-2, Rev., VRDO, 0.070%, 06/08/09	38,125
22,500	Series C-3, Rev., VRDO, 0.070%, 06/04/09	22,500
11,400	Series C-4, Rev., VRDO, 0.070%, 06/04/09	11,400
35,000	Richmond County Development Authority, MCG Health, Inc. Project, Series A, Rev., VRDO, LOC: UBS AG, 0.280%, 06/03/09	35,000
17,245	Savannah EDA, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	17,245
54,569	State of Georgia, Series H-2, GO, VRDO, 0.350%, 06/04/09	54,569

		707,496

	Hawaii — 0.2%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,910	Series 2006-0096, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	13,910
9,385	Series 2006-0123, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	9,385
19,485	Hawaii State Department of Budget & Finance, Series 2135, Rev., VRDO, FGIC, LIQ: Wells Fargo & Company, 0.330%, 06/04/09	19,485
12,227	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank of California, 0.650%, 06/02/09	12,227
14,225	University of Hawaii, Series PZ-193, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Company, 0.410%, 06/08/09	14,225

		69,232

	Idaho — 0.5%
	Idaho Housing & Finance Association, Single Family Mortgage,
12,795	Series B, Class 1, Rev., VRDO, 0.450%, 06/03/09	12,795
10,015	Series D, Class I, Rev., VRDO, 0.450%, 06/03/09	10,015
15,000	Series D-1, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.450%, 06/03/09	15,000
16,310	Series F, Class I, Rev., VRDO, 0.450%, 06/03/09	16,310
22,000	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.450%, 06/03/09	22,000
10,130	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.350%, 06/04/09	10,130
55,500	State of Idaho, TAN, GO, 3.000%, 06/30/09	55,543

		141,793

	Illinois — 2.6%
10,265	Chicago Metropolitan Water Reclamation District, Series ROCS-RR-II-R-6077, GO, VRDO, LIQ: Citigroup Financial Products, 0.490%, 06/04/09	10,265
	Chicago O’Hare International Airport,
26,765	Series ROCS-RR-II-R-12245, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.690%, 06/04/09 (e)	26,765
31,680	Series ROCS-RR-II-R-12246, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.690%, 06/04/09 (e)	31,680
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.450%, 06/03/09	2,500
5,000	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.600%, 06/08/09	5,000
	City of Chicago,
20,000	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.230%, 06/04/09	20,000
10,000	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.230%, 06/04/09	10,000
5,755	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.600%, 06/04/09	5,755
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, Rev., VRDO, LOC: Bank of New York, 0.100%, 06/01/09	10,380
17,500	Cook County, Series S, GO, 3.000%, 08/03/09	17,542
	Deutsche Bank Spears/Lifers Trust Various States,
23,025	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.370%, 06/08/09	23,025
21,590	Series DB-309, GO, VRDO, FSA, LIQ: Deutsche Bank A.G., 0.360%, 06/08/09	21,590
14,675	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.370%, 06/08/09	14,675
11,010	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 0.370%, 06/08/09	11,010
5,235	Series DB-400, GO, VRDO, FSA, LIQ: Deutsche Bank A.G., 0.360%, 06/08/09	5,235
15,615	Series DB-475, GO, VRDO, FSA, LIQ: Deutsche Bank A.G., 0.390%, 06/04/09	15,615
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,260	Series 2006-0003, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 0.290%, 06/08/09	9,260
10,345	Series 2006-0131, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 0.290%, 06/04/09	10,345
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,470	Series 2006-0098, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	27,470
41,490	Series 2006-0104, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.200%, 06/01/09 (e)	41,490
51,740	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	51,740
4,300	Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.350%, 06/04/09	4,300
3,900	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle National Bank, 0.350%, 06/04/09	3,900
11,380	Illinois Finance Authority, Clare Oaks, Series C, Rev., VRDO, LOC: Sovereign Bank F.S.B., 0.320%, 06/04/09	11,380
7,100	Illinois Finance Authority, Healthcare System, Series B, Rev., VRDO, LOC: National City Bank, 0.300%, 06/03/09	7,100
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	3,286
15,000	Illinois Finance Authority, Loyola University Health System, Series B, Rev., VRDO, LOC: Harris N.A., 0.250%, 06/03/09	15,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	8,500
24,625	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-1, Rev., VRDO, 0.270%, 06/04/09	24,625
14,200	Illinois Finance Authority, OSF Healthcare System, Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 0.190%, 06/01/09	14,200
10,000	Illinois Finance Authority, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.490%, 06/03/09	10,000
9,500	Illinois Finance Authority, St. Vincents Conservatory, Series A, Rev., VRDO, 0.730%,03/03/10	9,500
2,715	Illinois Finance Authority, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: Lasalle National Bank, 0.600%, 06/03/09	2,715
8,359	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.180%, 06/04/09	8,359
16,263	Illinois Health Facilities Authority, Advocate Health Care Network, Series C, Rev., VRDO, 0.770%, 02/26/10	16,263
15,000	Illinois Health Facilities Authority, Revolving Pooled Funds, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/01/09	15,000
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.430%, 06/03/09	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.500%, 06/03/09	7,500
7,000	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VRDO, FSA, 2.000%, 06/04/09	7,000
	Illinois State Toll Highway Authority,
33,100	Series B, Rev., VRDO, FSA, 1.150%, 06/04/09	33,100
46,600	Series B, Rev., VRDO, FSA, 1.150%, 06/04/09	46,600
50,500	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., VRDO, 0.900%, 06/04/09	50,500
7,315	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.400%, 06/08/09	7,315
16,245	Joliet Regional Port District, Exxon Project, Rev., VRDO, 0.090%, 06/01/09	16,245
1,840	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.790%, 06/04/09	1,840
74,175	Regional Transportation Authority, Series DCL-020, Rev., VRDO, FSA, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 2.000%, 06/04/09	74,175
7,755	State of Illinois, Sales Tax, Municipal Securities Trust Certificates, Series SG-9, VRDO, FSA, LIQ: Societe Generale, 0.450%, 06/08/09	7,755
18,300	University of Illinois, Health Services Facilities System, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 06/03/09	18,300

		805,975

	Indiana — 1.3%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 0.620%, 06/04/09	5,000
24,770	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 0.370%, 06/08/09	24,770
9,565	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	9,565
13,685	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	13,685
25,895	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.270%, 06/04/09	25,895
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,395	Series 2006-0092, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	17,395
14,545	Series 2006-0100, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	14,545
21,460	Series 2006-0138, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 06/08/09	21,460
	Indiana Finance Authority, Ascension Health,
10,000	Series E-3, Rev., VRDO, 0.050%, 06/03/09	10,000
15,450	Series E-7, Rev., VRDO, 3.500%, 06/03/09	15,677
65,025	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VRDO, 0.210%, 06/03/09	65,025
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	2,385
7,405	Indiana Housing & Community Development Authority, Series 1423-R, Rev., VRDO, GNMA/FNMA, 0.550%, 06/08/09	7,405
6,900	Indiana State Finance Authority, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.320%, 06/03/09	6,900
	Indiana State Finance Authority, Trinity Health,
21,000	Series D-1, Rev., VRDO, 0.150%, 06/04/09	21,000
21,250	Series D-2, Rev., VRDO, 0.150%, 06/04/09	21,250
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 0.300%, 06/01/09 (p)	2,900
18,600	Series SGA-151, Class A, Rev., VRDO, LIQ: Societe Generale, 0.390%, 06/03/09	18,600
23,000	Indianapolis Local Public Improvement Bond Bank, Series A, Rev., VRDO, 0.780%, 12/01/09	23,000
	Purdue University, Student Facility Systems,
19,140	Series A, Rev., VRDO, 0.070%, 06/08/09	19,140
61,225	Series C, Rev., VRDO, 0.070%, 06/08/09	61,225

		406,822

	Iowa — 0.2%
18,570	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	18,570
17,000	Iowa Finance Authority, Iowa Health Systems, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	17,000
	Iowa Finance Authority, Single Family Mortgage,
5,900	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, 0.410%, 06/04/09	5,900
7,030	Series I, Rev., VRDO, GNMA/FNMA, COLL, 0.410%, 06/04/09	7,030

		48,500

	Kansas — 0.4%
	Kansas State Department of Transportation, Highway,
36,775	Series A-4, Rev., VRDO, 0.120%, 06/08/09	36,775
22,775	Series B-1, Rev., VRDO, 0.140%, 06/01/09	22,775
12,240	Series B-2, Rev., VRDO, 0.140%, 06/01/09	12,240
50,000	Series C-2, Rev., VRDO, 0.150%, 06/03/09	50,000
9,780	Overland Park, Series SG-155, GO, VRDO, 0.310%, 06/04/09	9,780

		131,570

	Kentucky — 2.7%
9,660	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 06/03/09	9,660
16,600	County of Carroll, North American Stainless Project, Series N, Rev., VRDO, LOC: Lasalle Bank N.A., 0.600%, 06/04/09	16,600
	Kentucky Housing Corp.,
10,300	Series F, Rev., VRDO, AMT, 0.350%, 06/08/09	10,300
21,375	Series H, Rev., VRDO, AMT, 0.350%, 06/08/09	21,375
21,000	Series M, Rev., VRDO, AMT, 0.350%, 06/08/09	21,000
	Kentucky Public Energy Authority,
305,050	Series A, Rev., VRDO, 0.280%, 06/01/09	305,050
225,002	Series A-1, Rev., VRDO, 0.400%, 06/04/09	225,002
200,527	Series A-2, Rev., VRDO, 0.400%, 06/04/09	200,527
32,700	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.190%, 06/01/09	32,700

		842,214

	Louisiana — 0.4%
13,600	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	13,600
	Parish of East Baton Rouge, Exxon Corp. Project,
19,935	Rev., VRDO, 0.050%, 06/01/09	19,935
70,650	Rev., VRDO, 0.090%, 06/01/09	70,650
19,760	Parish of St. John Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.330%, 06/08/09	19,760
15,500	St. Bernard Parish, Mobil Oil, Rev., VRDO, 0.100%, 11/01/26	15,500

		139,445

	Maine — 0.4%
8,600	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/04/09	8,600
67,725	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, FSA, 0.550%, 06/03/09	67,725
55,445	State of Maine, GO, 2.500%, 06/17/09	55,466

		131,791

	Maryland — 1.6%
23,825	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 0.400%, 06/03/09	23,825
29,130	Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Series B, Rev., VRDO, 0.130%, 06/03/09	29,130
25,160	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/04/09	25,160
34,730	Maryland Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	34,730
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 06/08/09	11,700
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/03/09	3,135
27,160	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/04/09	27,160
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	6,400
18,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.430%, 06/04/09	18,000
	Maryland State Economic Development Corp., Constellation Energy,
64,500	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.380%, 06/04/09	64,500
45,125	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.380%, 06/04/09	45,125
9,865	Maryland State Economic Development Corp., U.S. Pharmacopeial, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	9,865
21,405	Maryland State Stadium Authority Lease Revenue, Rev., VRDO, 1.500%, 06/03/09	21,405
27,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.300%, 06/08/09	27,650
53,365	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/08/09	53,365
	Washington Suburban Sanitation District,
12,350	Series A, BAN, GO, VRDO, 0.300%, 06/03/09	12,350
13,800	Series A, BAN, GO, VRDO, 0.350%, 06/03/09	13,800
59,000	Series A-7, BAN, GO, VRDO, 0.300%, 06/03/09	59,000
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 0.350%, 06/03/09	5,100

		491,400

	Massachusetts — 3.3%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	6,030
16,480	City of Boston, Mass. Water & Sewer Commission, Series SG-75, Rev., VRDO, LIQ: Societe Generale, 0.500%, 06/08/09 (e)	16,480
	Commonwealth of Massachusetts,
10,000	Series A, GO, NATL-RE, 5.500%, 02/01/10	10,335
1,000	Series B, GO, VRDO, 0.280%, 06/01/09	1,000
25,350	Series B, GO, VRDO, 0.450%, 06/04/09	25,350
51,460	Series DC-8024, GO, VRDO, FSA, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 2.000%, 06/04/09	51,460
55,400	Series K, Rev., VRDO, NATL-RE, FGIC, 4.100%, 06/04/09	55,400
24,650	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 0.300%,06/01/09	24,650
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,795	Series 2007-0010, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 06/04/09	13,795
31,035	Series 2007-0032, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 06/04/09	31,035
50,000	Macon Trust Various States, Series 2007-343, Rev., VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.890%, 06/04/09	50,000
	Massachusetts Bay Transportation Authority,
68,645	Series A, Rev., VRDO, 2.000%, 02/17/10	69,289
34,915	Series DC-8025, Rev., VRDO, LIQ: Dexia Credit Local, 2.000%, 06/04/09	34,915
575	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Series SGA-123, Rev., VRDO, LIQ: Societe Generale, 0.390%, 06/03/09 (e)	575
35,500	Massachusetts Development Finance Agency, Boston University, Series U6A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	35,500
	Massachusetts Development Finance Agency, Higher Education, Smith College,
28,403	Rev., VRDO, 0.150%, 06/04/09	28,403
32,800	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	32,800
13,860	Massachusetts Development Finance Agency, Macon Trust, Series P, Rev., VRDO, AMBAC, 0.640%, 06/04/09	13,860
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: TD Banknorth N.A., 0.150%, 06/03/09	4,500
3,880	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/03/09	3,880
13,265	Massachusetts Health & Educational Facilities Authority, Amherst College, Series I, Rev., VRDO, 0.070%, 11/01/28	13,265
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
7,400	Series E, Rev., VRDO, LOC: Fleet National Bank, 0.300%, 06/01/09	7,400
26,450	Series M-4A, Rev., VRDO, LOC: Fleet National Bank, 0.350%, 06/08/09	26,450
31,835	Massachusetts Health & Educational Facilities Authority, Fairview Extended, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/04/09	31,835
55,550	Massachusetts Health & Educational Facilities Authority, Harvard University, Series R, Rev., VRDO, 0.150%, 06/01/09	55,550
25,405	Massachusetts Health & Educational Facilities Authority, Mount Ida College, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/03/09	25,405
17,350	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.200%, 06/01/09	17,350
23,700	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series Q, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	23,700
22,600	Massachusetts Health & Educational Facilities Authority, South Shore Property Inc., Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.280%, 06/04/09	22,600
22,600	Massachusetts Health & Educational Facilities Authority, Stonehill College, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	22,600
	Massachusetts Housing Finance Agency,
9,520	Series 2970, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.400%, 06/04/09 (e)	9,520
86,280	Series F, Rev., VRDO, FSA, 1.250%, 06/03/09	86,280
	Massachusetts Water Resources Authority,
62,105	Series A, Rev., VRDO, 0.650%, 06/03/09	62,105
18,400	Series F, Rev., VRDO, 0.180%, 06/04/09	18,400
	Massachusetts Water Resources Authority, Multimodal,
7,600	Series B, Rev., VRDO, LOC: Helaba, 0.300%, 06/03/09	7,600
20,405	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 06/01/09	20,405
18,487	Town of Tewksbury, GO, BAN, 2.500%, 12/23/09	18,646
44,810	Wells Fargo Stage Trust, Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Company, 0.400%, 06/04/09 (e)	44,810

		1,023,178

	Michigan — 5.2%
	City of Detroit School District,
8,495	GO, VRDO, FSA, Q-SBLF, 0.640%, 06/04/09	8,495
26,810	Series DCL-045, GO, VRDO, FSA, Q-SBLF, LOC: Dexia Credit Local, LIQ: Morgan Stanley Municipal Funding, 2.000%, 06/04/09	26,810
31,465	City of Detroit, Sewer Disposal System, EAGLE, Series 2005-0012, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.490%, 06/04/09	31,465
13,200	Eclipse Funding Trust, Solar Eclipse, Michigan, Series 2006-0021, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 06/05/09	13,200
42,035	Holt Public Schools, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.300%, 06/04/09	42,035
13,500	Kent Hospital Finance Authority, Spectrum Health Systems, Series C, Rev., VRDO, LOC: Bank of New York, 0.350%, 06/03/09	13,500
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q- SBLF, LIQ: Landesbank Hessen-Thuringen, 0.250%, 06/04/09	12,500
337,300	Michigan Municipal Bond Authority, Series A-2, RAN, LOC: Dexia Credit Local, 3.000%, 08/20/09	338,245
	Michigan State Hospital Finance Authority, Ascension Health Credit,
5,000	Series B-1, Rev., VRDO, 0.700%, 01/06/10	5,000
85,000	Series B-2, Rev., VRDO, 0.700%, 02/03/10	85,000
23,800	Michigan State Hospital Finance Authority, Ascension Health Credit, Series CR-B-8, Rev., VRDO, 0.050%, 06/03/09	23,800
39,300	Michigan State Hospital Finance Authority, Henry Ford Health, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 06/03/09	39,300
	Michigan State Housing Development Authority,
43,700	Series C, Rev., VRDO, AMT, 0.300%, 06/08/09	43,700
64,805	Series D, Rev., VRDO, AMT, 0.650%, 06/08/09	64,805
6,180	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/08/09	6,180
1,700	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/04/09	1,700
	Michigan State University,
2,300	Rev., VRDO, 0.200%, 06/03/09	2,300
18,020	Series A, Rev., VRDO, 0.200%, 06/03/09	18,020
8,140	Series B, Rev., VRDO, 0.200%, 06/03/09	8,140
15,000	Michigan Strategic Fund, Detroit Edison, Series ET, Rev., VRDO, LOC: Bank of Nova Scotia, 0.350%, 06/03/09	15,000
985	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VRDO, LOC: Sovereign Bank F.S.B., 0.350%, 06/04/09	985
15,120	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.250%, 06/01/09	15,120
	Puttable Floating Option Tax-Exempt Receipts,
28,725	Series MT-617, Rev., VRDO, FSA, LIQ: Merrill Lynch International Bank Ltd., 0.900%, 06/08/09	28,725
35,995	Series MT-631, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 1.140%, 06/08/09 (e)	35,995
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.540%, 06/04/09	48,745
26,295	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.540%, 06/04/09	26,295
82,740	Saline Area Schools, GO, VRDO, Q-SBLF, LIQ: Helaba, 0.250%, 06/04/09	82,740
	State of Michigan,
45,000	Series A, GO, RAN, 3.000%, 09/30/09	45,205
282,000	Series B, GO, 3.000%, 09/30/09	283,245
10,000	Rev., VRDO, 0.180%, 06/04/09	10,000
90,465	Series A, Rev., VRDO, 0.140%, 06/01/09	90,465
95,680	Series B, Rev., VRDO, 0.070%, 06/08/09	95,680
	University of Michigan, Hospital,
19,700	Series A, Rev., VRDO, 0.280%, 06/01/09	19,700
14,245	Series A, Rev., VRDO, 0.250%, 06/01/09	14,245
3,820	Series A-2, Rev., VRDO, 0.280%, 06/01/09	3,820
2,045	Series B, Rev., VRDO, 0.180%, 06/04/09	2,045
37,650	University of Michigan, Medical Services Plan, Series A, Rev., VRDO, 0.230%, 06/03/09	37,650

		1,639,855

	Minnesota — 0.9%
8,905	City of Eagan, Series PT-1221, VRDO, FNMA, LIQ: Merrill Lynch Capital Services, 0.550%, 06/08/09	8,905
15,000	City of Minneapolis, Fairview Health Services, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 06/03/09	15,000
25,070	City of Robbinsdale, North Memorial, Series A-4, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/01/09	25,070
72,750	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.350%, 06/04/09	72,750
1,000	Metropolitan Council Minneapolis-St Paul Metropolitan Area, Waste Water System, Series C, GO, 3.000%, 03/01/10	1,017
16,170	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 06/04/09	16,170
25,000	Minneapolis & St. Paul Housing & Redevelopment Authority, Custodial Receipts, Series B-1, Rev., VRDO, LOC: Bank of New York, 0.200%, 06/03/09 (e)	25,000
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 0.420%, 06/04/09	5,000
8,000	Series C, Rev., VRDO, AMT, 0.410%, 06/04/09	8,000
5,600	Series C, Rev., VRDO, AMT, 0.420%, 06/04/09	5,600
5,030	Series J, Rev., VRDO, AMT, 0.420%, 06/04/09	5,030
10,950	Puttable Floating Option Tax-Exempt Receipts, Series PT-4245, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.520%, 06/08/09	10,950
	Rochester, Minnesota Health Care Facilities, Mayo Foundation,
9,100	Series A, Rev., VRDO, 0.150%, 06/03/09	9,100
35,000	Series C, Rev., VRDO, 0.150%, 06/03/09	35,000
46,635	University of Minnesota, Series A, Rev., VRDO, 0.150%, 06/03/09	46,635

		289,227

	Mississippi — 2.0%
67,995	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-688, Rev., VRDO, AMBAC, LOC: Deutsche Bank A.G., LIQ: Deutsche Bank A.G., 0.290%, 06/04/09 (e)	67,995
	Jackson County, PCR, Chevron USA, Inc. Project,
4,500	Rev., VRDO, 0.150%, 06/01/09	4,500
22,505	Rev., VRDO, 0.160%, 06/01/09	22,505
24,470	Rev., VRDO, 0.220%, 06/01/09	24,470
	Mississippi Business Finance Commission, Chevron USA, Inc. Project,
144,300	Series A, Rev., VRDO, 0.220%, 06/01/09	144,300
29,500	Series D, Rev., VRDO, 0.590%, 09/01/09	29,500
38,250	Series E, Rev., VRDO, 0.190%, 06/01/09	38,250
251,583	Mississippi Development Bank Special Obligation, Municipal Gas Authority, Natural Gas Project, Rev., VRDO, 0.400%, 06/04/09	251,583
34,310	Puttable Floating Option Tax-Exempt Receipts, Series MT-514, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.770%, 06/08/09	34,310

		617,413

	Missouri — 0.7%
9,665	Austin Trust Various States, Series 2007-309, Rev., VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.890%, 06/04/09	9,665
11,955	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 06/08/09	11,955
2,125	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.620%, 06/04/09	2,125
41,500	Missouri Development Finance Board, Kauffman Center for the Performing Arts, Series A, Rev., VRDO, 0.260%, 06/01/09	41,500
2,900	Missouri Higher Education Loan Authority, Student Loan, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 06/03/09	2,900
17,250	Missouri State Environmental Improvement & Energy Resources Authority, Series 1567, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 0.400%, 06/04/09	17,250
37,720	Missouri State Health & Educational Facilities Authority, Series ROCS-RR-II-R-10314, Rev., VRDO, LIQ: Citigroup Financial Products, 0.490%, 06/04/09	37,720
36,400	Missouri State Health & Educational Facilities Authority, Ascension Health, Series C-3, Rev., VRDO, 0.730%, 03/03/10	36,400
9,700	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	9,700
42,200	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., VRDO, 0.150%, 06/04/09	42,200
14,100	Missouri State Health & Educational Facilities Authority, St. Louis University, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.170%, 06/01/09	14,100

		225,515

	Nebraska — 1.5%
203,351	American Public Energy Agency, Series A, Rev., VRDO, 0.400%, 06/04/09	203,351
	American Public Energy Agency, National Public Gas Agency Project,
105,416	Series A, Rev., VRDO, 0.400%, 06/04/09	105,416
67,222	Series B, Rev., VRDO, 0.180%, 06/04/09	67,222
19,145	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09 (e)	19,145
	Nebraska Investment Finance Authority, Single Family Housing,
3,605	Series E, Rev., VRDO, 0.500%, 06/03/09	3,605
33,280	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.500%, 06/03/09	33,280
42,200	Series J, Rev., VRDO, AMT, 0.500%, 06/03/09	42,200

		474,219

	Nevada — 0.9%
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	42,750
15,000	City of Reno, Capital Improvements, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 06/04/09	15,000
37,700	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank of Canada N.A., 0.200%, 06/08/09	37,700
16,860	Clark County, Series PZ-138, GO, VRDO, AMBAC, LIQ: Wells Fargo & Company, 0.400%, 06/08/09	16,860
13,100	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.500%, 06/04/09	13,100
9,835	Eclipse Funding Trust, Solar Eclipse, Series 2007-0015, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	9,835
12,830	Eclipse Funding Trust, Solar Eclipse, Hender, Series 2006-0094, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	12,830
	Nevada Housing Division, Multi-Unit Housing,
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.500%, 06/04/09	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.500%, 06/04/09	8,750
3,265	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.500%, 06/04/09	3,265
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.500%, 06/03/09 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.500%, 06/03/09	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/04/09	3,430
4,730	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VRDO, LOC: U.S. Bank N.A., 0.500%, 06/04/09	4,730
5,445	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.500%, 06/04/09	5,445
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/04/09	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/04/09	12,710
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/04/09	11,000
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/04/09	21,000
19,295	Wells Fargo Stage Trust, Series 14C, Rev., VRDO, FSA, LIQ: Wells Fargo & Company, 0.410%, 06/04/09 (e)	19,295

		283,750

	New Hampshire — 0.1%
16,935	New Hampshire Housing Finance Authority, Series 1404, Rev., VRDO, 0.550%, 06/08/09	16,935
12,845	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.320%, 06/04/09	12,845
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.380%, 06/03/09	5,200
1,050	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.620%, 06/04/09	1,050

		36,030

	New Jersey — 3.9%
575	Austin Trust Various States, Series 2008-1045, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 06/04/09	575
42,550	Essex County Improvement Authority, ACES-Pooled Governmental Loan Program, Rev., VRDO, LOC: First Union National Bank, 0.250%, 06/03/09	42,550
1,840	Gloucester County Pollution Control Financing Authority, Exxonmobil, Rev., VRDO, 0.080%, 01/01/22	1,840
19,800	New Jersey EDA, EAGLE, Series 2006-0135, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.570%, 06/04/09	19,800
30,390	New Jersey EDA, Facilities Construction, Subseries R-1, Rev., VRDO, LOC: Bank of Nova Scotia, 0.150%, 06/01/09	30,390
6,000	New Jersey EDA, Kenwood USA Corporate Project, Rev., VRDO, LOC: Bank of New York, 0.450%, 06/04/09	6,000
	New Jersey EDA, School Facilities Construction,
179,975	Series V-5, Rev., VRDO, LOC: Wachovia Bank N.A., 0.350%, 06/03/09	179,975
79,000	Series X, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/08/09	79,000
36,410	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.330%, 06/04/09 (e)	36,410
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/04/09	1,500
25,885	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.360%, 06/03/09	25,885
1,300	New Jersey Health Care Facilities Financing Authority, St. Peter’s University Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/08/09	1,300
	New Jersey State Educational Facilities Authority,
12,000	Series 2688, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.330%, 06/04/09	12,000
10,170	Series SG-148, Rev., VRDO, LIQ: Societe Generale, 0.310%, 06/04/09	10,170
20,340	New Jersey State Educational Facilities Authority, Caldwell College, Series F, Rev., VRDO, LOC: Wachovia Bank N.A., 0.250%, 06/04/09	20,340
	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
15,085	Rev., VRDO, 0.200%, 06/03/09	15,085
18,700	Series P, Rev., VRDO, 1.350%, 06/03/09	18,700
30,000	Series V, Rev., VRDO, AMT, 0.230%, 06/04/09	30,000
49,930	New Jersey Transportation Trust Fund Authority, Series DCL-040, Rev., VRDO, FSA- CR, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 2.000%, 06/04/09	49,930
	New Jersey Transportation Trust Fund Authority, MERLOTS,
27,295	Series B-03, Rev., VRDO, NATL-RE, 0.360%, 06/03/09	27,295
29,580	Series B-04, Rev., VRDO, NATL-RE, 0.360%, 06/03/09	29,580
35,330	Series B-23, Rev., VRDO, AMBAC-TCRS-Bank of New York, 0.360%, 06/03/09	35,330
13,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4037, COP, VRDO, FSA-CR, FGIC, LIQ: Merrill Lynch Capital Services, 0.620%, 06/08/09	13,995
535,000	State of New Jersey, Series A, Rev., TRAN, 3.000%, 06/25/09	535,432
4,195	Union County Pollution Control Financing Authority, Exxon Project, Rev., VRDO, 0.080%, 06/01/09	4,195

		1,227,277

	New Mexico — 0.2%
1,000	City of Farmington, Arizona Public Service Co., Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.280%, 06/01/09	1,000
23,400	City of Hurley, Kennecott Santa Fe, Rev., VRDO, 0.130%, 06/01/09	23,400
6,000	Farmington Pollution Control, Arizona Public Services Co., Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.300%, 06/01/09	6,000
24,695	RBC Municipal Products, Inc. Trust, Series I-36, Rev., VRDO, LIQ: Royal Bank of Canada, 0.550%, 06/04/09	24,695

		55,095

	New York — 9.4%
7,100	Albany Industrial Development Agency, Civic Facilities, St. Rose, Series A, Rev., VRDO, NATL-RE, LOC: Bank of America N.A., 0.200%, 06/01/09	7,100
15,980	Austin Trust Various States, Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.490%, 06/04/09	15,980
115,080	City of Rochester, Series I, GO, BAN, 1.500%, 02/25/10	115,770
24,240	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, NATL-IBC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 06/04/09	24,240
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 06/04/09	14,210
10,580	Series 2006-0028, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 06/04/09	10,580
	Eclipse Funding Trust, Solar Eclipse, New York,
11,500	Series 2006-0029, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 06/04/09	11,500
11,410	Series 2006-0112, Rev., VRDO, FSA-CR, LIQ: U.S. Bank N.A., 0.250%, 06/04/09 (e)	11,410
21,030	Series 2006-0159, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.250%, 06/04/09	21,030
27,600	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.250%, 06/01/09	27,600
58,300	Long Island Power Authority, EAGLE, Series 2006-0051, Class A, Rev., VRDO, BHAC, LIQ: Helaba, 0.480%, 06/04/09	58,300
	Metropolitan Transportation Authority,
23,450	Rev., VRDO, LOC: Bank of Nova Scotia, 0.100%, 06/08/09	23,450
144,120	Series B, Rev., VRDO, FSA, 1.000%, 06/04/09	144,120
74,415	Series G, Rev., VRDO, LOC: BNP Paribas, 0.150%, 06/01/09	74,415
25,000	Subseries B-3, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.150%, 06/04/09	25,000
46,000	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 06/05/09	46,000
46,100	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 06/01/09	46,100
20,550	Subseries E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.A., 0.700%, 06/04/09	20,550
40,195	Subseries G-2, Rev., VRDO, LOC: BNP Paribas, 0.220%, 06/01/09	40,195
19,800	Metropolitan Transportation Authority, EAGLE, Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Helaba, 0.480%, 06/04/09	19,800
25,435	Nassau County IDA, Amsterdam at Harborside, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.250%, 06/03/09	25,435
	New York City,
15,000	Series 3014, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 0.330%, 06/04/09	15,000
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 0.330%, 06/04/09	11,250
9,900	Series B2, Subseries B-5, GO, VRDO, NATL-RE, 0.220%, 06/01/09	9,900
11,350	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America, 0.200%, 06/01/09	11,350
10,750	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.250%, 06/04/09	10,750
30,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America, 0.230%, 06/04/09	30,000
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.200%, 06/03/09	11,500
10,100	Series H, Subseries H-2, GO, VRDO, NATL-RE, 0.200%, 06/01/09	10,100
17,160	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.180%, 06/01/09	17,160
20,400	Series I, Subseries I-6, GO, VRDO, LOC: California State Teachers Retirement Fund, 0.180%, 06/01/09	20,400
30,300	Subseries A-2, GO, VRDO, LOC: Bank of America, 0.250%, 06/03/09	30,300
4,050	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.150%, 06/03/09	4,050
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.200%, 06/03/09	11,000
100	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.250%, 06/04/09	100
16,305	Subseries A-4, GO, VRDO, LOC: Landesbank Baden, Wuerten, 0.250%, 06/01/09	16,305
4,585	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.150%, 06/01/09	4,585
4,500	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.250%, 06/03/09	4,500
14,510	Subseries A-6, GO, VRDO, LOC: Helaba, 0.700%, 06/03/09	14,510
50,000	Subseries B4, GO, VRDO, 0.250%, 06/03/09	50,000
15,750	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.200%, 06/03/09	15,750
8,200	Subseries C-3, GO, VRDO, LOC: BNP Paribas, 0.210%, 06/03/09	8,200
12,050	Subseries C-4, GO, VRDO, LOC: BNP Paribas, 0.170%, 06/03/09	12,050
7,200	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.170%, 06/03/09	7,200
1,500	Subseries E-4, GO, VRDO, LOC: Fortis Bank S.A., 0.200%, 06/01/09	1,500
9,400	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.200%, 06/03/09	9,400
10,850	Subseries H-2, GO, VRDO, LOC: Dexia Credit Local, 0.300%, 06/01/09	10,850
18,300	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.170%, 06/03/09	18,300
3,515	Subseries H-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.200%, 06/03/09	3,515
20,900	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.210%, 06/03/09	20,900
33,000	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.150%, 06/01/09	33,000
1,415	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.200%, 06/01/09	1,415
18,145	Subseries J-4, GO, VRDO, 0.200%, 06/01/09	18,145
11,110	Subseries J-10, GO, VRDO, 0.180%, 06/04/09	11,110
3,750	Subseries J-11, GO, VRDO, 0.280%, 06/04/09	3,750
52,850	Subseries J-13, GO, VRDO, 1.000%, 06/03/09	52,850
12,500	Subseries L-3, GO, VRDO, 0.200%, 06/01/09	12,500
13,800	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.150%, 06/01/09	13,800
22,400	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/04/09	22,400
48,000	New York City Housing Development Corp., 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 06/03/09	48,000
17,810	New York City Housing Development Corp., 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 06/03/09	17,810
10,300	New York City Housing Development Corp., 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/03/09	10,300
4,300	New York City Housing Development Corp., Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/03/09	4,300
33,600	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, 0.100%, 06/05/09	33,600
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/03/09	3,070
10,000	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/03/09	10,000
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.280%, 06/03/09	12,930
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	15,000
40,000	New York City Housing Development Corp., West End Towers, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	40,000
400	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 0.420%, 06/03/09	400
	New York City Municipal Water Finance Authority,
76,385	Series F, Subseries F-2, Rev., VRDO, 0.170%, 06/01/09	76,385
15,600	Subseries B-3, Rev., VRDO, 0.200%, 06/01/09	15,600
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
86,485	Series BB-1, Rev., VRDO, 0.150%, 06/01/09	86,485
47,935	Series BB-2, Rev., VRDO, 0.450%, 06/01/09	47,935
14,900	Series CC-1, Rev., VRDO, 0.200%, 06/01/09	14,900
	New York City Transitional Finance Authority,
30,525	Subseries 2-C, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.100%, 06/03/09	30,525
7,280	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.180%, 06/03/09	7,280
3,360	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.530%, 06/04/09	3,360
	New York City Transitional Finance Authority, Future Tax Secured,
50,710	Series A-3, Rev., VRDO, 1.500%, 06/08/09	50,710
100	Series B, Rev., VRDO, 0.250%, 06/01/09	100
47,050	Series C, Rev., VRDO, 1.500%, 06/01/09	47,050
20,260	Subseries C-4, Rev., VRDO, 0.170%, 06/01/09	20,260
	New York City Transitional Finance Authority, New York City Recovery,
3,960	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.200%, 06/03/09	3,960
23,420	Series 3, Subseries 3-H, Rev., VRDO, 0.220%, 06/01/09	23,420
13,740	New York City Trust for Cultural Resources, American Museum, Series A1, Rev., VRDO, 0.220%, 06/01/09	13,740
1,100	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 0.300%, 06/01/09 (e)	1,100
13,650	New York City, Fiscal Year 2008, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 06/01/09	13,650
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Helaba, 0.480%, 06/04/09	49,500
	New York Local Government Assistance Corp.,
3,200	Series B, Rev., VRDO, LOC: Bank of Nova Scotia, 0.100%, 06/03/09	3,200
23,129	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.750%, 06/03/09	23,129
15,300	Series F, Rev., VRDO, LOC: Societe Generale, 0.170%, 06/03/09	15,300
7,200	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 0.150%, 06/03/09	7,200
10,300	New York Local Government Assistance Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.480%, 06/05/09	10,300
29,000	New York Mortgage Agency, Homeowner Mortgage, Series 139, Rev., VRDO, AMT, 0.250%, 06/01/09	29,000
	New York State Dormitory Authority, Mental Health Services,
74,875	Subseries D-2B, Rev., VRDO, FSA, 1.000%, 06/04/09	74,875
12,400	Subseries D-2E, Rev., VRDO, 0.250%, 06/04/09	12,400
6,500	Subseries D-2H, Rev., VRDO, 0.250%, 06/04/09	6,500
15,100	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank NA, 0.190%, 06/03/09	15,100
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/03/09	10,490
	New York State Housing Finance Agency,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	1,800
31,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	31,500
47,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/03/09	47,755
17,035	New York State Housing Finance Agency, 10 Liberty, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/03/09	17,035
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	8,000
12,500	New York State Housing Finance Agency, 125 West 31st Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	12,500
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	4,100
20,900	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.550%, 06/08/09	20,900
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.350%, 06/03/09	4,200
23,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 06/03/09	23,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/03/09	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 06/03/09	9,600
100	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 06/08/09	100
53,700	New York State Housing Finance Agency, 900 Eighth Ave., Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/08/09	53,700
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	5,900
9,250	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	9,250
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/03/09	45,900
7,400	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	7,400
47,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/03/09	47,050
22,980	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/05/09	22,980
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.400%, 06/03/09	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/03/09	11,300
23,240	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 06/03/09	23,240
13,250	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/03/09	13,250
	New York State Housing Finance Agency, Victory Housing,
15,005	Series 2000-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/03/09	15,005
10,000	Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/03/09	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	7,700
2,500	New York State Housing Finance Agency, West 38 Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	100
5,500	New York State Housing Finance Agency, Worth Street, Series A,
	Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/03/09	5,500
19,800	New York State Thruway Authority, Series ROCS-RR-II-R-10306, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.980%, 06/04/09	19,800
	Suffolk County,
50,000	GO, TAN, 1.500%, 08/13/09	50,075
25,000	Series I, GO, TAN, 2.000%, 08/13/09	25,060
	Triborough Bridge & Tunnel Authority,
505	Series A, Rev., VRDO, 1.000%, 06/03/09	505
1,045	Subseries B-3, Rev., VRDO, 0.280%, 06/04/09	1,045
85,190	Subseries B-4, Rev., VRDO, 0.500%, 06/04/09	85,190
10,000	Troy IDA, Rensselaer Polytechnic, Series A, Rev., VRDO, LOC: Bank of America, 0.180%, 06/04/09	10,000

		2,921,664

	North Carolina — 3.0%
27,635	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.350%,06/04/09	27,635
	Charlotte-Mecklenburg, Hospital Authority, Carolinas Healthcare,
9,725	Series B, Rev., VRDO, 0.280%, 06/01/09	9,725
11,600	Series C, Rev., VRDO, 0.260%, 06/01/09	11,600
29,380	City of Cary, Public Improvement, GO, VRDO, 0.280%, 06/03/09	29,380
31,150	City of Charlotte, Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.349%, 06/03/09	31,150
4,590	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.350%, 06/04/09	4,590
1,200	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.450%, 06/03/09	1,200
22,690	City of Greensboro, Enterprise Systems, Series B, Rev., VRDO, 0.350%, 06/03/09	22,690
69,100	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.300%, 06/03/09	69,100
5,000	Mecklenburg County, Series C, GO, VRDO, LIQ: Bank of America N.A., 0.350%, 06/03/09	5,000
17,900	North Carolina Capital Facilities Finance Agency, Capital Facilities, Durham Academy, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	17,900
21,230	North Carolina Capital Facilities Finance Agency, Catawba College, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	21,230
7,390	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	7,390
18,795	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	18,795
11,350	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	11,350
16,730	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	16,730
7,060	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/03/09	7,060
4,585	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.500%, 06/03/09	4,585
	North Carolina Housing Finance Agency, Home Ownership,
11,875	Series 16-C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.350%, 06/03/09	11,875
2,500	Series TR-18C, Rev., VRDO, LIQ: Bank of America N.A., 0.350%, 06/03/09	2,500
94,250	North Carolina Medical Care Commission, Baptist Hospitals Project, Rev., VRDO, 0.190%, 06/01/09	94,250
25,025	North Carolina Medical Care Commission, Cleveland County Health, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	25,025
49,500	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.300%, 06/03/09	49,500
45,205	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/08/09	45,205
1,700	North Carolina Medical Care Commission, Lincoln Health System Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/04/09	1,700
	North Carolina Medical Care Commission, Moses Cone Health System,
48,140	Rev., VRDO, 0.280%, 06/01/09	48,140
42,300	Series A, Rev., VRDO, 0.230%, 06/04/09	42,300
30,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Series A, Rev., VRDO, 0.250%, 06/08/09	30,000
5,100	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	5,100
35,000	North Carolina State Education Assistance Authority, Student Loan, Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.440%, 06/04/09	35,000
14,700	North Carolina State University at Raleigh, Series B, Rev., VRDO, 0.250%, 06/03/09	14,700
78,635	Raleigh Durham Airport Authority, Series B, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.400%, 06/04/09	78,635
	State of North Carolina, Public Improvement,
1,180	Series A, GO, 5.250%, 03/01/10	1,220
5,560	Series D, GO, VRDO, 0.350%, 06/03/09	5,560
18,185	University of North Carolina at Chapel Hill, Series C, Rev., VRDO, 0.150%, 06/03/09	18,185
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Helaba, 0.390%, 06/04/09	19,800
	University of North Carolina at Chapel Hill, University Hospital,
6,490	Series A, Rev., VRDO, 0.130%, 06/04/09	6,490
41,235	Series A, Rev., VRDO, 0.190%, 06/01/09	41,235
28,230	Series A, Rev., VRDO, 0.350%, 06/04/09	28,230
11,540	Series B, Rev., VRDO, 0.260%, 06/01/09	11,540

		933,300

	North Dakota — 0.1%
12,185	City of Grand Forks, The United Hospital Obligation Group, Series A, Rev., VRDO, LOC: Lasalle National Bank, 0.190%, 06/01/09	12,185
	North Dakota State Housing Finance Agency, Home Mortgage,
9,490	Series A, Rev., VRDO, 0.440%, 06/03/09	9,490
9,205	Series B, Rev., VRDO, 0.440%, 06/03/09	9,205
2,215	Series C, Rev., VRDO, 0.440%, 06/03/09	2,215

		33,095

	Ohio — 3.1%
18,600	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	18,600
220,800	American Municipal Power-Ohio, Inc., Hydroelectric Projects, Series A, BAN, Rev., 1.000%, 04/01/10	220,800
14,000	Columbus City School District, School Facilities Construction, Series B, BAN, GO, VRDO, 1.500%, 12/16/09	14,060
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.320%, 06/04/09	1,375
	County of Hamilton,
33,330	Series 2706, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 0.540%, 06/04/09	33,330
99,220	Series PT-507, Rev., VRDO, FSA, BHAC, 0.350%, 06/08/09	99,220
11,455	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	11,455
11,945	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	11,945
5,000	Franklin County, Holy Cross Health Systems, Rev., VRDO, 0.180%, 06/04/09	5,000
66,800	Franklin County, Ohio Health Facilities, Series A, Rev., VRDO, 0.350%, 06/03/09	66,800
29,130	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 0.300%, 06/04/09	29,130
9,675	Montgomery County, Catholic Health, Series B-1, Rev., VRDO, 0.230%, 06/03/09	9,675
	Ohio Air Quality Development Authority, PCR, First Energy,
26,095	Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.260%, 06/01/09	26,095
22,300	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	22,300
9,280	Ohio Housing Finance Agency, Series 1422-R, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.550%, 06/08/09	9,280
20,175	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series M, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 06/08/09	20,175
23,470	Ohio Housing Finance Agency, Residential Mortgage Backed, Series F, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 06/08/09	23,470
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
18,500	Series A, Rev., VRDO, 0.450%, 06/01/09	18,500
3,500	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	3,500
	Ohio State Higher Educational Facility Commission, Cleveland Clinic,
34,450	Series B-1, Rev., VRDO, 0.200%, 06/01/09	34,450
30,100	Series B-2, Rev., VRDO, 0.200%, 06/01/09	30,100
	Ohio State University,
59,400	Rev., VRDO, 0.070%, 06/08/09	59,400
10,640	Series B, Rev., VRDO, 0.070%, 06/08/09	10,640
5,357	Ohio State Water Development Authority, Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 0.300%, 06/04/09 (e)	5,357
600	Ohio State Water Development Authority, Pollution Control, First Energy Gen Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.260%, 06/01/09	600
23,350	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.500%, 06/03/09	23,350
35,355	Ohio State Water Development Authority, Pollution Control, First Energy Project, Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.290%, 06/04/09	35,355
133,495	Puttable Floating Option Tax-Exempt Receipts, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.850%, 06/08/09	133,495
1,430	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 0.200%, 06/01/09	1,430
1,800	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, 0.200%,06/01/09	1,800

		980,687

	Oklahoma — 0.7%
24,565	Oklahoma Development Finance Authority, Health Systems Integris, Series A-1, Rev., VRDO, AGC, 0.550%, 08/15/33	24,565
	Oklahoma State Capital Improvement Authority, Higher Education,
30,000	Series D1, Rev., VRDO, 0.220%, 06/01/09	30,000
15,000	Series D3, Rev., VRDO, 0.220%, 06/01/09	15,000
30,000	Series D4, Rev., VRDO, 0.220%, 06/01/09	30,000
	Oklahoma Turnpike Authority, Second Series,
67,000	Series B, Rev., VRDO, 0.130%, 06/01/09	67,000
12,650	Series D, Rev., VRDO, 0.280%, 06/04/09	12,650
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/04/09	10,490
14,665	University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/03/09	14,665

		204,370

	Oregon — 0.4%
13,700	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 06/03/09	13,700
7,295	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.430%, 06/04/09	7,295
35,000	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series F, Rev., VRDO, AMT, 0.350%, 06/04/09	35,000
22,400	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.300%, 06/08/09	22,400
7,800	Portland Housing Authority, Housing Authority Multi-Family, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.460%, 06/04/09	7,800
	State of Oregon,
23,700	Series 73-F, GO, VRDO, 0.750%, 06/03/09	23,700
28,500	Series A, GO, TAN, 3.000%, 06/30/09	28,522

		138,417

	Other Territories — 3.5%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.640%, 06/04/09	7,500
	Deutsche Bank Spears/Lifers Trust Various States,
10,000	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.370%, 06/08/09	10,000
8,445	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.470%, 06/08/09	8,445
10,240	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank A.G., 0.360%, 06/08/09	10,240
12,825	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 0.370%, 06/08/09	12,825
65,395	Series DB-331, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.370%, 06/08/09	65,395
21,230	Series DB-344, Rev., VRDO, NATL-RE, AMBAC, LIQ: Deutsche Bank A.G., 0.350%, 06/05/09	21,230
55,315	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.320%, 06/04/09	55,315
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
67,323	Series M017, Class A, Rev., VRDO, FHLMC, 0.340%, 06/04/09	67,323
19,391	Series M019, Class A, Rev., VRDO, FHLMC, 0.440%, 06/04/09	19,391
27,701	Series M020, Class A, Rev., VRDO, FHLMC, 0.440%, 06/04/09	27,701
18,100	Macon Trust Various States, Series 2007-324, Rev., VRDO, FSA-CR, LIQ: Bank of America N.A., 3.390%, 06/04/09	18,100
	Puttable Floating Option Tax-Exempt Receipts,
51,850	Series MT-389, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.770%, 06/08/09	51,850
38,620	Series PPT-0034, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.660%, 06/08/09	38,620
95,485	Series PT-1001, Class C, Rev., VAR, FHLMC, LIQ: FHLMC, 0.540%, 06/08/09	95,485
238,620	Series PT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.660%, 06/08/09	238,620
261,105	Series PT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 0.560%, 06/08/09	261,105
26,180	Series PT-4083, COP, VRDO, FSA, 0.660%, 06/08/09	26,180
31,900	Series PT-4278, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 0.600%, 06/08/09	31,900
28,515	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 0.640%, 06/04/09	28,515
8,750	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.640%, 06/04/09	8,750

		1,104,490

	Pennsylvania — 3.5%
	Allegheny County Higher Education Building Authority, Carnegie Mellon University,
39,240	Rev., VRDO, 0.150%, 06/01/09	39,240
43,800	Series PT-878, Class C, Rev., VRDO, 0.150%, 06/01/09	43,800
21,084	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series B-1, Rev., VRDO, 0.540%, 06/04/09	21,084
3,455	Beaver County IDA, Firstenergy Generation, Rev., VRDO, LOC: Barclays Bank plc, 0.250%, 06/01/09	3,455
12,000	Berks County Municipal Authority, Reading Hospital and Medical Center, Series A-1, Rev., VRDO, 0.270%, 06/04/09	12,000
8,850	Bucks County IDA, Grand View Hospital, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.300%, 06/04/09	8,850
100,000	City of Philadelphia, Series A, GO, TRAN, 3.500%, 06/30/09	100,118
31,575	Cumberland County Municipal Authority, Daikon Lutheran Social, Series B, Rev., VRDO, RADIAN, LOC: Wachovia Bank N.A., 0.350%, 06/04/09	31,575
25,000	Dallastown Area School District, GO, VRDO, 2.000%, 07/01/09	25,195
37,210	Delaware County Authority, Crozer Chester Medical Center, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	37,210
34,995	Delaware County IDA, MERLOTS, Series F-02, Rev., VRDO, 0.360%, 06/03/09	34,995
12,500	Delaware County IDA, United Parcel Service Project, Rev., VRDO, 0.160%, 06/01/09	12,500
16,390	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts,
	Series SGC-20, Class A, Rev., VRDO, LIQ: Societe Generale, 0.280%, 06/04/09	16,390
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.300%, 06/04/09	11,700
30,715	Eclipse Funding Trust, Solar Eclipse, Series 2006-0161, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.300%, 06/08/09	30,715
10,050	Geisinger Authority, Health Systems, Series A, Rev., VRDO, 0.100%, 06/01/09	10,050
9,500	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/01/09	9,500
19,200	Lancaster County Hospital Authority, Masonic Homes Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.280%, 06/01/09	19,200
28,270	Macon Trust Various States, Series 2007-321, Rev., VRDO, FSA, 0.640%, 06/04/09	28,270
	Montgomery County,
37,450	GO, 3.000%, 06/01/09	37,450
49,785	Series A, GO, VRDO, 0.150%, 06/01/09	49,785
80,760	Montgomery County IDA, PCR, Series A, Rev., VRDO, LOC: Wachovia Bank N.A.,
	0.320%, 06/03/09	80,760
21,780	Montgomery County IDA, PCR, Exelon Corp., Rev., VRDO, LOC: Wachovia Bank N.A., 0.350%, 06/03/09	21,780
	Montgomery County IDA, Philadelphia Presbyterian Homes,
31,555	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	31,555
19,000	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.290%, 06/04/09	19,000
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/04/09	4,710
1,900	Series T2, Rev., VRDO, LIQ: FNMA, 0.330%, 06/04/09	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/04/09	10,000
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, LOC: Wachovia Bank N.A., 0.360%, 06/03/09	21,530
15,000	Pennsylvania Economic Development Financing Authority, PPL Energy Supply, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.900%, 07/01/09	15,000
1,995	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 06/03/09	1,995
2,500	Pennsylvania Higher Educational Facilities Authority, St. Joseph’s University, Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.300%, 06/03/09	2,500
14,115	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.360%, 06/03/09	14,115
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,000	Series 82-C, Rev., VRDO, AMT, 0.600%, 06/08/09	10,000
13,500	Series 83-B, Rev., VRDO, AMT, 0.450%, 06/03/09	13,500
13,045	Series 85-B, Rev., VRDO, 0.450%, 06/03/09	13,045
17,000	Series 85-C, Rev., VRDO, 0.450%, 06/03/09	17,000
10,000	Series 90-C, Rev., VRDO, AMT, 0.450%, 06/03/09	10,000
26,100	Pennsylvania State Public School Building Authority, Series 1552, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	26,100
86,380	Pennsylvania State Public School Building Authority, EAGLE, Series 2006-0161, Class A, Rev., VRDO, FSA, LIQ: Citibank N.A., 0.990%, 06/04/09	86,380
	Pennsylvania Turnpike Commission,
12,300	Series A-3, Rev., VRDO, 0.350%, 06/03/09	12,300
1,400	Series B-3, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/04/09	1,400
10,500	Philadelphia Authority for Industrial Development, Regional Performing Arts Center
	Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.310%, 06/03/09	10,500
30,000	RBC Municipal Products, Inc. Trust, Series C-5, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.440%, 06/04/09	30,000
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	14,000
	University of Pittsburgh, University Capital Project,
9,100	Series B, Rev., VRDO, 0.320%, 06/03/09	9,100
17,900	Series C, Rev., VRDO, 0.320%, 06/03/09	17,900
14,175	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.380%, 06/04/09 (e)	14,175

		1,093,327

	Puerto Rico — 1.2%
348,000	Eagle Tax-Exempt Trust, EAGLE, Series 2009-0017, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.640%, 06/04/09 (e)	348,000
21,910	Puerto Rico Electric Power Authority, Series ROCS-RR-II-R-10316CE, Rev., VRDO, LIQ: Citibank N.A., 0.560%, 06/04/09	21,910

		369,910

	Rhode Island — 0.3%
37,400	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 0.100%, 06/04/09	37,400
4,000	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital, Rev., VRDO, LOC: Fleet National Bank, 0.350%, 06/03/09	4,000
2,210	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.350%, 06/03/09	2,210
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
11,700	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/08/09	11,700
6,650	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/03/09	6,650
14,260	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VRDO, LIQ: Bank of America N.A., 0.400%, 06/08/09	14,260
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.560%, 06/04/09	7,000
19,900	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.560%, 06/04/09	19,900

		103,120

	South Carolina — 0.7%
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.620%, 06/03/09	3,000
17,760	City of Charleston, Capital Improvements, Series B, Rev., VRDO, 0.350%, 06/04/09	17,760
16,370	Clarendon Hospital District, Health Care Facilities, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.350%, 06/04/09	16,370
14,845	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.290%, 06/04/09	14,845
13,200	Florence County, Roche Carolina, Inc., Rev., VRDO, LOC: UBS AG, 0.320%, 06/01/09	13,200
19,700	Greenville Hospital System Board, Series D, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	19,700
32,455	Patriots Energy Group, Rev., VRDO, LOC: Wachovia Bank N.A., 0.350%, 06/04/09	32,455
60,000	Piedmont Municipal Power Agency, Series E, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	60,000
1,000	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/04/09	1,000
300	South Carolina Jobs & EDA, Concept Packaging Group Project, Rev., VRDO, LOC: Bank of America N.A., 0.650%, 06/04/09	300
18,000	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.350%, 06/04/09	18,000
2,055	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/04/09	2,055
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VRDO, LOC: Bank of New York, 0.700%, 06/03/09	4,600
4,520	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 06/03/09	4,520
460	South Carolina Jobs & EDA, Valley Proteins, Inc. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.600%, 06/04/09	460

		208,265

	South Dakota — 0.2%
13,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 06/01/09	13,000
	South Dakota Housing Development Authority, Home Ownership Mortgage,
9,500	Series C, Rev., VRDO, AMT, 0.650%, 06/08/09	9,500
19,200	Series C-1, Rev., VRDO, 0.400%, 06/04/09	19,200
5,000	Series F, Rev., VRDO, 0.550%, 06/04/09	5,000
5,000	Series G, Rev., VRDO, 0.450%, 06/03/09	5,000
14,940	Series H, Rev., 2.500%, 01/04/10	15,059

		66,759

	Tennessee — 1.5%
	Blount County Public Building Authority, Local Government Public Improvement,
20,165	Series E-3-B, Rev., VRDO, LOC: KBC Bank N.V., 0.220%, 06/01/09	20,165
14,835	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 0.220%, 06/01/09	14,835
3,000	Series E-3-D, Rev., VRDO, LOC: KBC Bank N.V., 0.220%, 06/01/09	3,000
10,365	Series E-3-E, Rev., VRDO, LOC: KBC Bank N.V., 0.220%, 06/01/09	10,365
10,100	Series E-4-A, Rev., VRDO, LOC: KBC Bank N.V., 0.220%, 06/01/09	10,100
19,110	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 0.210%, 06/03/09	19,110
10,620	Chattanooga Health Educational & Housing Facility Board, Hospital Siskin Rehabilitation Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	10,620
24,700	City of Memphis, GO, BAN, 2.000%, 05/18/10	25,047
11,685	Clarksville Public Building Authority, Metropolitan Nashville & Davidson, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	11,685
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
64,100	Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	64,100
4,350	Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	4,350
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.600%, 06/04/09	3,000
14,475	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Wategrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%,06/04/09	14,475
38,250	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Health, Rev., VAR, 0.540%, 06/04/09	38,250
	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University,
6,700	Series A, Rev., VRDO, 0.100%, 06/04/09	6,700
38,435	Series A-2, Rev., VRDO, 0.070%, 06/08/09	38,435
13,425	Series B, Rev., VRDO, 0.100%, 06/04/09	13,425
14,600	Metropolitan Government Nashville & Davidson County, IDA, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	14,600
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
84,760	Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	84,760
8,460	Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	8,460
	Sevier County Public Building Authority,
15,550	Series A-1, Rev., VRDO, LOC: KBC Bank N.V., 0.220%, 06/01/09	15,550
10,295	Series A-2, Rev., VRDO, LOC: KBC Bank N.V., 0.220%, 06/01/09	10,295
10,095	Series A-3, Rev., VRDO, LOC: KBC Bank N.V., 0.220%, 06/01/09	10,095
7,140	Series E-1, Rev., VRDO, LOC: KBC Bank N.V., 0.450%, 06/03/09	7,140
4,815	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 06/04/09	4,815

10,165	Signal Mountain Health, Educational & Housing Facility Board, Alexian Village, Rev., VRDO, FSA, 0.400%, 06/08/09	10,165

		473,542

	Texas — 9.8%
36,355	Aldine Independent School District, School Buildings, GO, VRDO, PSF-GTD, 2.000%, 06/15/09	36,355
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 06/03/09	9,100
3,500	Bowie County Industrial Development Corp., Texarkana Newspapers, Inc., Rev., VRDO, LOC: Bank of New York, 0.400%, 06/01/09	3,500
1,200	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 06/03/09	1,200
61,660	Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	61,660
16,905	City of Austin, Series PZ-157, Rev., VRDO, FSA, LIQ: Wells Fargo Bank N.A., 0.410%, 06/08/09	16,905
20,250	City of Dallas, Series 2981, Rev., VRDO, AGC, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09 (e)	20,250
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VRDO, FSA, LIQ: Societe Generale, 0.340%, 06/04/09	17,500
	City of Houston, First Lien,
25,000	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	25,000
6,000	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	6,000
64,895	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.460%, 06/03/09 (e)	64,895
10,085	City of Richardson, Refinancing & Improvement, GO, VRDO, 2.000%, 06/15/09	10,085
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 0.400%, 06/08/09 (p)	24,200
4,195	Series SG-105, Rev., VRDO, LOC: Societe Generale, 0.400%, 06/08/09 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 0.350%, 06/03/09	11,000
	City of San Antonio, Water Revenue,
12,500	Series 1237, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	12,500
6,435	Series SG-159, Rev., VRDO, FSA, 0.340%, 06/04/09	6,435
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bends Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/09	8,719
18,245	Crawford Educational Facilities Corp., Concordia University, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	18,245
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.400%, 06/04/09	19,040
14,480	Cypress-Fairbanks Independent School District, Series PZ-203, GO, VRDO, NATL- RE, PSF-GTD, LIQ: Wells Fargo Bank N.A., 0.400%, 06/08/09	14,480
20,400	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	20,400
6,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series PT-3875, Rev., VRDO, AGC-ICC, NATL-RE, LIQ: Merrill Lynch Capital Services, 0.800%, 06/08/09	6,000
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.400%, 06/04/09	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
25,060	Series DB-456, Rev., VRDO, FSA, LIQ: Deutsche Bank A.G., 0.310%, 06/04/09	25,060
9,800	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.390%, 06/04/09	9,800
35,705	Dexia Credit Local Certificates Trust, Series 2008-062, GO, VRDO, PSF-GTD, LIQ: Dexia Credit Local, 1.750%, 06/04/09	35,705
26,620	Eclipse Funding Trust, Solar Eclipse, Browns, Series 2006-0068, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 06/08/09	26,620
10,980	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%, 06/04/09	10,980
	Eclipse Funding Trust, Solar Eclipse, Houston,
26,360	Series 2006-0070, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.300%, 06/08/09	26,360
15,950	Series 2007-0033, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.270%,06/04/09	15,950
5,600	Eclipse Funding Trust, Solar Eclipse, North, Series 2006-0058, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	5,600
10,305	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/04/09	10,305
12,095	El Paso Independent School District, MERLOTS, Series K02, GO, VRDO, PSF-GTD, 0.360%, 06/03/09	12,095
24,419	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/04/09	24,419
56,000	Gulf Coast Waste Disposal Authority, Amoco Oil, Rev., VRDO, 0.050%, 06/01/09	56,000
65,825	Gulf Coast Waste Disposal Authority, Exxon Project, Rev., VRDO 0.090%, 06/01/09	65,825
20,900	Gulf Coast Waste Disposal Authority, Exxonmobil Project, Rev., VRDO, 0.150%, 06/01/09	20,900
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.420%, 06/03/09	5,000
35,000	Harris County Cultural Education Facilities Finance Corp., Hermann Memorial Hospital, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	35,000
91,500	Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Subseries C-1, Rev., VRDO, 0.200%, 06/01/09	91,500
33,000	Harris County Health Facilities Development Corp., Baylor, Series A2, Rev., VRDO, AMBAC, LOC: Bank of America N.A., 0.260%, 06/01/09	33,000
44,300	Harris County IDC, Rev., VRDO, 0.090%, 06/01/09	44,300
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts, Series SG-139, Rev., VRDO, 0.400%, 06/08/09	29,245
11,995	Houston Higher Education Finance Corp., Rice University Project, Series A, Rev., VRDO, 0.250%, 06/01/09	11,995
78,900	Katy Independent School District, CHS Building, Series C, GO, VRDO, PSF-GTD, 0.320%, 06/04/09	78,900
22,280	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF- GTD, 1.850%, 09/08/09	22,280
17,000	Lewisville Independent School District, Municipal Securities Trust Receipts, Series SGA-134, GO, VRDO, LIQ: Societe Generale, 0.390%, 06/03/09 (e)	17,000
32,780	Lower Neches Valley Authority Industrial Development Corp., Subseries B-2, Rev., VRDO, 0.100%, 06/01/09	32,780
	Lower Neches Valley Authority Industrial Development Corp., Exxonmobil Project,
44,970	Series A, Rev., VRDO, 0.100%, 06/01/09	44,970
25,200	Series B, Rev., VRDO, 0.100%, 06/01/09	25,200
2,000	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp. Project, Rev., VRDO, 0.150%, 06/01/09	2,000
24,610	Lower Neches Valley Authority, Chevron USA, Inc. Project, Rev., VRDO, 0.620%, 08/17/09	24,610
30,000	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.320%, 06/01/09	30,000
20,710	Lufkin Health Facilities Development Corp., Memorial Health System East Texas, Rev., VRDO, LOC: Wachovia Bank N.A., 0.200%, 06/01/09	20,710
24,510	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF- GTD, 0.460%, 06/03/09	24,510
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.420%, 06/03/09 (e)	5,455
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.390%,06/03/09	5,290
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.340%, 06/04/09	17,050
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.340%, 06/04/09	20,000
54,360	North Texas Health Facility Development Corp., Baylor Health Care System Project, Series C, Rev., VRDO, FSA, 0.250%, 06/08/09	54,360
10,000	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.500%, 06/03/09	10,000
36,280	North Texas Tollway Authority, Series 2903, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09	36,280
17,825	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 0.320%, 06/04/09	17,825
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts, Series SGA-101, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.420%, 06/03/09	11,735
17,800	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.450%, 06/03/09	17,800
12,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-3976, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 0.800%, 06/08/09	12,995
10,485	Socorro Independent School District, MERLOTS, Series K01, GO, VRDO, PSF-GTD, 0.360%, 06/03/09	10,485
9,300	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.470%, 06/03/09	9,300
10,300	Southwest Higher Education Authority, Southern Methodist University, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 06/01/09	10,300
377,500	State of Texas, TRAN, 3.000%, 08/28/09	378,735
	State of Texas, Veterans Housing Assistance Fund,
19,500	Series A, GO, VRDO, LIQ: Dexia Credit Local, 1.550%, 06/04/09	19,500
7,100	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 0.350%, 06/03/09	7,100
7,515	Series II-A, GO, VRDO, 0.450%, 06/03/09	7,515
18,685	Series II-B, GO, VRDO, VA GTD, 0.450%, 06/03/09	18,685
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/09	8,700
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	5,000
9,950	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.450%, 06/04/09	9,950
1,030	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 06/03/09	1,030
	Texas Municipal Gas Acquisition & Supply Corp. I,
147,945	Series 2847, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.540%, 06/04/09	147,945
268,580	Series 2848, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.540%, 06/04/09	268,580
61,250	Series 2849, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.540%, 06/04/09	61,250
18,125	Series MT-365, Rev., VRDO, 1.350%, 06/08/09	18,125
23,650	Tyler Health Facilities Development Corp., Mother Frances Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	23,650
	University of Texas,
143,000	Series A, Rev., VRDO, 0.070%, 06/08/09	143,000
19,370	Series A, Rev., VRDO, 0.100%, 06/04/09	19,370
	University of Texas, Financing System,
117,715	Series B, Rev., VRDO, LIQ: University of Texas System Board Regulations, 0.070%,06/08/09	117,715
191,345	Series B, Rev., VRDO, LIQ: University of Texas Management Company, 0.100%, 06/04/09	191,345
20,800	Series B, Rev., VRDO, LIQ: University of Texas System Board Regulations, 0.170%, 06/04/09	20,800
9,705	Waco Health Facilities Development Corp., Series 2919, Rev., VRDO, NATL-RE, FHA, LIQ: Morgan Stanley Municipal Funding, 0.370%, 06/04/09	9,705

		3,057,858

	Utah — 0.8%
	Central Utah Water Conservancy District,
49,700	Series A, Rev., VRDO, 0.450%, 06/03/09	49,700
13,400	Series B, GO, VRDO, 0.450%, 06/03/09	13,400
32,470	Central Utah Water Conservancy District, Limited Tax, Series B, GO, VRDO, LIQ: Helaba, 0.450%, 06/03/09	32,470
6,000	County of Weber, IHC Health Care Services, Series A, Rev., VRDO, 0.300%, 06/01/09	6,000
25,000	Emery County, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.310%, 06/03/09	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 06/04/09	10,080
11,810	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 06/04/09	11,810
	Utah Housing Corp., Single Family Mortgage,
11,560	Series 2, Rev., VRDO, 0.500%, 06/03/09	11,560
12,335	Series E, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 1.250%, 06/03/09	12,335
7,575	Series E-1, Class I, Rev., VRDO, 0.450%, 06/03/09	7,575
6,775	Series F, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 3.950%, 06/03/09	6,775
13,630	Series I, Rev., VRDO, LIQ: Bayerische Landesbank, 1.250%, 06/03/09	13,630
	Utah Housing Finance Agency, Single Family Mortgage,
3,900	Series C-1, Class I, Rev., VRDO, 0.450%, 06/03/09	3,900
6,510	Series D-1, Rev., VRDO, AMT, 1.250%, 06/03/09	6,510
6,705	Series E-1, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 1.250%, 06/03/09	6,705
4,935	Series F-2, Class I, Rev., VRDO, 1.250%, 06/03/09	4,935
11,250	Utah Transit Authority, Series 3006, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.350%, 06/04/09 (e)	11,250
14,115	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	14,115

		247,750

	Vermont — 0.5%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Helaba, 0.490%, 06/04/09	15,475
35,655	Vermont Educational & Health Buildings Financing Agency, Middlebury College Project, Rev., VRDO, 0.100%, 06/04/09	35,655
100,000	Vermont Student Assistance Corp., Series C-2, Rev., VRDO, LOC: Lloyds Bank, 0.750%, 06/04/09	100,000

		151,130

	Virginia — 1.0%
6,875	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/04/09	6,875
25,100	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 06/04/09	25,100
6,900	Hanover County EDA, Bon Secours Health System Inc., Series D-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 06/03/09	6,900
9,000	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/04/09	9,000
16,950	Lexington IDA, MERLOTS, Series E01, Rev., VRDO, 0.360%, 06/03/09	16,950
	Loudoun County IDA, Howard Hughes Medical,
31,405	Series C, Rev., VRDO, 0.150%, 06/03/09	31,405
21,905	Series D, Rev., VRDO, 0.150%, 06/03/09	21,905
64,035	Series E, Rev., VRDO, 0.050%, 06/03/09	64,035
42,800	Series F, Rev., VRDO, 0.050%, 06/03/09	42,800
32,135	Montgomery County IDA, Virginia Tech Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/01/09	32,135
4,800	Norfolk EDA, Bon Secours Health System Inc., Series D-2, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 06/03/09	4,800
25,000	Norfolk EDA, Sentara Healthcare, Series B, Rev., VRDO, 0.700%, 05/15/10	25,000
18,780	Virginia Port Authority, EAGLE, Series 2006-0119, Class A, Rev., VRDO, FGIC, FSA-CR, LIQ: Citibank N.A., 1.070%, 06/04/09	18,780
10,330	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/09	10,330

		316,015

	Washington — 1.4%
19,885	City of Seattle, Drain & Wastewater Utilities, Municipal Securities Trust Receipts,
	Series SG-135, Rev., VRDO, NATL-RE, LIQ: Societe Generale, 0.400%, 06/08/09	19,885
13,200	City of Seattle, Municipal Light & Power, Municipal Securities Trust Receipts, Series
	SGA-96, Rev., VRDO, NATL-RE, LIQ: Societe Generale, 0.300%, 06/01/09	13,200
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VRDO, LIQ: Societe Generale, 0.420%, 06/03/09	4,000
24,700	Clark County Public Utility District No 1, Series SGA-118, Rev., VRDO, FSA, 0.300%, 06/01/09	24,700
33,500	County of King, Series A, GO, VRDO, 0.200%, 06/08/09	33,500
11,295	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0063, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.300%, 06/08/09 (e)	11,295
10,900	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 0.270%, 06/04/09	10,900
8,680	Puttable Floating Option Tax-Exempt Receipts, Series PT-4185, Rev., VRDO, FSA- CR, AMBAC, LIQ: Merrill Lynch Capital Services, 0.600%, 06/08/09	8,680
825	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 06/04/09	825
10,900	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.T & S.A., 0.350%, 06/03/09	10,900
15,000	Snohomish County Public Utility District No. 1, Municipal Securities Trust Receipts, Series SGA-124, Rev., VRDO, FSA, LIQ: Societe Generale, 0.300%, 06/01/09	15,000
41,700	State of Washington, Series VR-96A, GO, VRDO, 0.250%, 06/01/20	41,700
	State of Washington, MERLOTS,
28,995	Series B-22, GO, VRDO, FGIC, MBIA, 0.460%, 06/03/09	28,995
21,665	Series B-22, GO, VRDO, FSA, 0.460%, 06/03/09	21,665
33,165	Series B-23, GO, VRDO, NATL-RE, 0.460%, 06/03/09	33,165
5,000	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.530%, 06/04/09	5,000
6,975	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/04/09	6,975
12,000	Washington Health Care Facilities Authority, Swedish Health Services, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 06/03/09	12,000
11,845	Washington State Housing Finance Commission, Series PA-1430-R, Rev., VRDO, GNMA/FNMA/FHLMC, 0.550%, 06/08/09	11,845
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.430%, 06/04/09	2,545
285	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.450%,06/01/09	285
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.450%, 06/04/09	13,600
29,240	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 06/04/09	29,240
10,700	Washington State Housing Finance Commission, Seattle Country Day School, Rev., VRDO, LOC: Bank of America N.A., 0.440%, 06/03/09	10,700
2,750	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 06/01/09	2,750
25,000	Washington State Housing Finance Commission, YMCA Greater Seattle, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 06/04/09	25,000
15,485	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 06/01/09	15,485
	Wells Fargo Stage Trust,
20,735	Series 2007-1C, Rev., VRDO, FSA, LIQ: Wells Fargo & Company, 0.410%, 06/04/09 (e)	20,735
14,520	Series 2008-5C, Rev., VRDO, FSA, LIQ: Wells Fargo & Company, 0.410%, 06/04/09 (e)	14,520

		449,090

	West Virginia — 0.1%
19,450	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 0.290%, 06/04/09	19,450

	Wisconsin — 1.5%
	Puttable Floating Option Tax-Exempt Receipts,
80,000	Series MT-628, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.770%, 06/08/09 (e)	80,000
100,000	Series MT-630, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.770%, 06/08/09 (e)	100,000
16,000	University Hospitals & Clinics Authority, Rev., FSA, 6.200%, 04/01/10 (p)	16,904
	Wisconsin Health & Educational Facilities Authority,
50,000	Series MT-318, Rev., VRDO, FSA, LIQ: Merrill Lynch International Bank Ltd., 0.350%, 06/08/09	50,000
24,715	Series PT-761, Rev., VRDO, NATL-RE, 0.770%, 06/08/09	24,715
27,000	Wisconsin Health & Educational Facilities Authority, Ascension Health, Series D, Rev., VRDO, 0.600%, 03/15/10	27,000
100,000	Wisconsin Health & Educational Facilities Authority, Childrens Hospital, Series B, Rev., VAR, 0.540%, 06/04/09	100,000
15,000	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 06/03/09	15,000
25,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Inc., Series B-1, Rev., VRDO, FSA, 0.350%, 06/08/09	25,650
9,600	Wisconsin Health & Educational Facilities Authority, Medical College, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 06/04/09	9,600
	Wisconsin Housing & EDA,
4,000	Series A, Rev., VRDO, 0.350%, 06/08/09	4,000
2,985	Series E, Rev., VRDO, 0.500%, 06/03/09	2,985

		455,854

	Wyoming — 0.6%
21,585	Kemmerer, PCR, Exxon Project, Rev., VRDO, 0.090%, 06/01/09	21,585
	Lincoln County, PCR, Exxon Project,
2,900	Rev., VRDO, 0.050%, 06/01/09	2,900
5,805	Series B, Rev., VRDO, 0.090%, 06/01/09	5,805
11,375	Series C, Rev., VRDO, 0.090%, 06/01/09	11,375
22,650	Series D, Rev., VRDO, 0.090%, 06/01/09	22,650
10,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 1.150%, 06/01/09	10,600
24,300	Sublette County, PCR, Exxon Project, Rev., VRDO, 0.050%, 06/01/09	24,300
33,100	Uinta County, Chevron USA, Inc. Project, Rev., VRDO, 0.150%, 06/01/09	33,100
39,500	Unita County, PCR, Amoco Project, Rev., VRDO, 0.050%, 06/01/09	39,500
3,565	Unita County, PCR, Chevron USA, Inc. Project, Rev., VRDO, 0.190%, 06/01/09	3,565
4,955	Wyoming Community Development Authority, Series PA-1452-R, Rev., VRDO, 0.550%, 06/08/09	4,955

		180,335

	Total Municipal Bonds (Cost $30,123,088)	30,123,088

	Municipal Commercial Paper — 2.5%
	Arizona — 0.1%
17,000	Phoenix Civic Improvement Corp., 0.950%, 06/09/09	17,000

	Florida — 0.3%
77,770	Florida Local Government Finance Commission, 0.450%, 07/06/09	77,770
24,000	Pinellas County, 0.600%, 07/06/09	24,000

		101,770

	Indiana — 0.1%
32,000	City of Whiting, 1.150%, 06/01/09	32,000

	Maryland — 0.1%
35,000	Baltimore County, 0.450%, 07/01/09	35,000

	Minnesota — 0.1%
35,500	City of Minneapolis, 0.400%, 06/01/09	35,500

	Nevada — 0.1%
15,000	Clark County, 0.450%, 06/01/09	15,000
17,500	Truckee Meadows Water Authority, 0.400%, 07/14/09	17,500

		32,500

	Ohio — 0.2%
	Cleveland-Cuyahoga County Port Authority,
16,800	0.500%, 06/01/09	16,800
45,200	0.500%, 06/08/09	45,200

		62,000

	Tennessee — 0.2%
	State of Tennessee,
10,000	0.400%, 09/08/09	10,000
48,000	0.600%, 06/01/09	48,000

		58,000

	Texas — 0.6%
	Texas Municipal Power Agency,
51,200	0.750%, 06/08/09	51,200
120,000	0.750%, 06/09/09	120,000
10,000	University of Texas, 0.300%, 07/06/09	10,000

		181,200

	Virginia — 0.6%
	Metropolitan Washington Airports Authority,
93,500	0.600%, 06/02/09	93,500
61,400	0.700%, 06/01/09	61,400
36,665	Stafford County & Staunton IDA, 0.350%, 06/24/09	36,665

		191,565

	Wisconsin — 0.1%
25,000	Wisconsin Health & Educational Facilities Authority, 0.400%, 07/07/09	25,000

	Total Municipal Commercial Paper (Cost $771,535)	771,535

	Repurchase Agreement — 0.9%
285,901	Barclays Capital, Inc., 0.150%, dated 05/28/09, due 06/01/09, repurchase price $285,905, collateralized by U.S. Treasury Securities with a value of $291,619 (m) (Cost $285,901)	285,901

	Total Investments — 99.9%
	(Cost $31,180,524)*	31,180,524
	Other Assets in Excess of Liabilities — 0.1%	44,148

	NET ASSETS — 100.0%	$31,224,672

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACES	—	Automatically Convertible Securities
AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CCRC	—	Congregate Care Retirement Center
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bank
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Association Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
SCAGO	—	South Carolina Association of Governmental Associations
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2009.
XLCA	—	Insured by XL Capital Assurance

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

●

Level 1 – quoted prices in active markets for identical securities

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ —	$ —
Level 2 – Other significant observable inputs	31,180,524	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 31,180,524	$ —

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 115.8%
	Asset-Backed Securities — 7.3%
104	American Express Credit Account Master Trust, Series 2004-C, Class C, VAR, 0.844%, 02/15/12 (e)	102
1,450	Bank of America Credit Card Trust, Series 2006-C4, Class C4, VAR, 0.574%, 11/15/11	1,445
514	Capital One Prime Auto Receivables Trust, Series 2005-1, Class A4, VAR, 0.364%, 04/15/11 (m)	508
	Citigroup Mortgage Loan Trust, Inc.,
6,795	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	5,397
6,759	Series 2006-WFH2, Class A2A, VAR, 0.459%, 08/25/36 (m)	4,333
	Countrywide Asset-Backed Certificates,
1,123	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	492
10	Series 2004-1, Class 3A, VAR, 0.589%, 04/25/34 (m)	6
730	Series 2004-1, Class M1, VAR, 0.809%, 03/25/34 (m)	376
600	Series 2004-1, Class M2, VAR, 0.859%, 03/25/34 (m)	374
115	Series 2005-3, Class AF3, VAR, 4.823%, 08/25/35 (m)	112
1,623	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	1,475
2,342	Series 2006-3, Class 2A2, VAR, 0.489%, 06/25/36 (m)	1,486
7,620	Series 2006-11, Class 1AF2, VAR, 6.017%, 09/25/46 (m)	5,149
	Countrywide Home Equity Loan Trust,
127	Series 2004-1, Class A, VAR, 0.634%, 02/15/34 (f) (m)	26
154	Series 2004-K, Class 2A, VAR, 0.644%, 02/15/34 (m)	57
341	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB3, Class AV2, VAR, 0.419%, 03/25/36 (m)	336
3,043	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, VAR, 0.499%, 03/25/36 (m)	1,788
1,227	Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 0.356%, 12/20/54 (m)	803
7,620	GSAA Trust, Series 2006-11, Class 2A2, VAR, 0.469%, 07/25/36 (m)	2,383
221	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.569%, 11/25/35 (m)	201
5,375	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.489%, 07/25/36	4,114
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.809%, 02/25/34	625
750	Series 2004-1, Class M2, VAR, 0.859%, 02/25/34	477
4,220	Series 2004-3, Class M1, VAR, 0.879%, 07/25/34	2,196
7,216	Series 2006-2, Class 2A3, VAR, 0.499%, 03/25/46	2,411
740	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.759%, 03/25/35	214
239	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.149%, 02/25/33	184
1,460	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	1,612
	RESI Finance LP, (Cayman Islands),
3,210	Series 2003-C, Class B3, VAR, 1.782%, 09/10/35 (e)	1,285
690	Series 2003-D, Class B3, VAR, 1.682%, 12/10/35 (e)	265
	Residential Asset Mortgage Products, Inc.,
1,883	Series 2006-EFC1, Class A2, VAR, 0.509%, 02/25/36	1,480
646	Series 2006-RS1, Class AI2, VAR, 0.539%, 01/25/36	388
5,146	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.499%, 03/25/36	3,812
1,454	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 0.489%, 12/25/35	1,275
	Wachovia Asset Securitization, Inc.,
256	Series 2002-HE2, Class A, VAR, 0.739%, 12/25/32 (f)	97
160	Series 2003-HE3, Class A, VAR, 0.559%, 11/25/33	64

	Total Asset-Backed Securities (Cost $61,593)	47,348

	Collateralized Mortgage Obligations — 11.5%
	Agency CMO — 0.7%
	Federal Home Loan Mortgage Corp. REMICS,
4,297	Series 2701, Class ST, IF, IO, 6.656%, 08/15/21 (m)	291
2,589	Series 2779, Class SM, IF, IO, 6.806%, 10/15/18 (m)	204
3,724	Series 2861, Class GS, IF, IO, 6.856%, 01/15/21 (m)	81
950	Series 2891, Class LI, IO, 5.000%, 06/15/24 (m)	11
1,736	Series 2931, Class GA, 5.000%, 11/15/28 (m)	1,798
1,202	Series 2971, Class PI, IO, 5.500%, 03/15/26 (m)	27
265	Series 2980, Class QB, REMIC, 6.500%, 05/15/35 (m)	284
2,453	Series 3149, Class IU, IO, 6.000%, 09/15/25 (m)	62
1,436	Federal National Mortgage Association REMICS, Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	62
7,507	Federal National Mortgage Association STRIPS, Series 378, Class 5, IO, 5.000%, 07/01/36 (m)	815
	Federal National Mortgage Association Whole Loan,
74	Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	76
985	Series 2003-W6, Class 1A41, 5.398%, 10/25/42 (m)	1,009
433	Government National Mortgage Association, Series 2004-44, Class PK, IO, 5.500%, 10/20/27 (f) (m)	1

		4,721

	Non-Agency CMO — 10.8%
	Adjustable Rate Mortgage Trust,
110	Series 2005-4, Class 7A2, VAR, 0.539%, 08/25/35 (m)	49
539	Series 2005-5, Class 6A21, VAR, 0.539%, 09/25/35 (m)	257
3,051	Banc of America Funding Corp., Series 2005-6, Class 2A8, 5.500%, 10/25/35 (m)	2,491
1,127	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.500%, 09/25/35 (m)	1,019
2,293	Citigroup Mortgage Loan Trust, Inc., Series 2007-12, Class 2A1, 6.500%, 10/25/36 (e) (m)	1,243
12,759	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.000%, 11/25/36 (m)	7,633
	Countrywide Alternative Loan Trust,
1,946	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35 (m)	1,590
5,978	Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	4,874
10,100	Series 2005-J14, Class A3, 5.500%, 12/25/35 (m)	6,604
9,093	Series 2006-24CB, Class A1, 6.000%, 06/25/36	7,124
2,600	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-10, Class 1A10, 5.850%, 05/25/36 (m)	2,305
3,536	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.250%, 10/25/32 (m)	3,461
	CS First Boston Mortgage Securities Corp.,
202	Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	175
432	Series 2004-5, Class 1A8, 6.000%, 09/25/34 (m)	433
3,310	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-AR1, Class 1A2, VAR, 0.519%, 02/25/36 (m)	2,129
2,879	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35 (m)	2,314
	Harborview Mortgage Loan Trust,
1,751	Series 2005-3, Class 2A1A, VAR, 0.568%, 06/19/35 (m)	756
2,480	Series 2005-13, Class 2A11, VAR, 0.608%, 02/19/36 (m)	1,096
1,072	Series 2006-8, Class 2A1A, VAR, 0.499%, 08/21/36 (m)	427
6,419	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 09/25/37	4,527
499	Lehman XS Trust, Series 2005-7N, Class 1A1A, VAR, 0.579%, 12/25/35	210
2,868	Residential Accredit Loans, Inc., Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,360
3,718	Residential Funding Mortgage Securities I, Series 2005-S7, Class A5, 5.500%, 11/25/35	3,175
494	Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class2A1, VAR, 0.539%, 05/25/45	213
	WaMu Mortgage Pass-Through Certificates,
327	Series 2005-AR2, Class 2A21, VAR, 0.639%, 01/25/45	147
512	Series 2005-AR9, Class A1A, VAR, 0.629%, 07/25/45	242
570	Series 2005-AR15, Class A1A1, VAR, 0.569%, 11/25/45	271
333	Series 2005-AR17, Class A1A1, VAR, 0.579%, 12/25/45	156
347	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2006-AR6, Class 1A, VAR, 0.499%, 07/25/46	134
	Wells Fargo Mortgage Backed Securities Trust,
467	Series 2003-2, Class A6, 5.250%, 02/25/18	464
8,081	Series 2003-M, Class A1, VAR, 4.701%, 12/25/33	7,248
88	Series 2003-N, Class 1A4, VAR, 4.582%, 12/25/33	87
579	Series 2004-F, Class A8, VAR, 4.720%, 06/25/34	554
1,319	Series 2006-AR3, Class A1, VAR, 5.712%, 03/25/36	936
6,642	Series 2007-AR4, Class A1, VAR, 5.996%, 08/25/37	3,931

		69,635

	Total Collateralized Mortgage Obligations (Cost $85,660)	74,356

	Commercial Mortgage-Backed Securities — 2.4%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,221
2,290	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,008
1,390	Series 2005-T20, Class A4A, VAR, 5.303%, 10/12/42 (m)	1,217
	Greenwich Capital Commercial Funding Corp.,
2,980	Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42 (m)	2,591
2,980	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42 (m)	1,595
	LB-UBS Commercial Mortgage Trust,
1,200	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,004
2,240	Series 2006-C4, Class A4, VAR, 6.080%, 06/15/38	1,884
1,240	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.464%, 09/15/21 (e)	771
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.657%, 05/12/39	1,237
970	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	934
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	175

	Total Commercial Mortgage-Backed Securities (Cost $18,204)	15,637

	Corporate Bonds — 38.2%
	Aerospace & Defense — 0.5%
1,350	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., PIK, 9.625%, 04/01/15	419
1,590	ITT Corp., 6.125%, 05/01/19 (m)	1,626
970	L-3 Communications Corp., 5.875%, 01/15/15 (m)	863

		2,908

	Auto Components — 0.5%
455	Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15 (m)	434
	Tenneco, Inc.,
1,010	8.125%, 11/15/15	742
1,260	10.250%, 07/15/13	1,166
	TRW Automotive, Inc.,
800	7.000%, 03/15/14 (e)	588
460	7.250%, 03/15/17 (e)	322

		3,252

	Beverages — 1.0%
	Anheuser-Busch InBev Worldwide, Inc.,
1,365	6.875%, 11/15/19 (e) (m)	1,381
1,300	7.200%, 01/15/14 (e) (m)	1,394
2,185	Coca-Cola Enterprises, Inc., 7.375%, 03/03/14 (m)	2,496
1,520	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	1,417

		6,688

	Capital Markets — 2.0%
1,660	Credit Suisse Guernsey Ltd., (Switzerland), 1.573%, 05/15/17 (m) (x)	664
	Goldman Sachs Group, Inc. (The),
1,610	6.000%, 05/01/14 (m)	1,637
1,945	6.750%, 10/01/37 (m)	1,631
965	7.500%, 02/15/19	1,015
3,795	Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (i) (x)	–	(h)
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 08/21/09 (d)	199
850	0.000%, 05/25/10 (d)	126
	Merrill Lynch & Co., Inc.,
175	6.050%, 08/15/12	170
1,240	VAR, 1.227%, 11/01/11	1,139
	Morgan Stanley,
1,045	5.450%, 01/09/17	957
990	5.625%, 01/09/12	1,010
2,225	6.000%, 05/13/14	2,236
1,380	VAR, 1.086%, 05/07/10 (m)	1,331
770	VAR, 3.006%, 05/14/10 (m)	764

		12,879

	Chemicals — 1.3%
1,675	Dow Chemical Co. (The), 7.600%, 05/15/14 (m)	1,696
3,720	Huntsman LLC, 11.500%, 07/15/12 (m)	3,534
720	Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e) (m)	223
	Nalco Co.,
960	7.750%, 11/15/11	969
550	8.875%, 11/15/13	553
1,310	PolyOne Corp., 8.875%, 05/01/12	881
610	Terra Capital, Inc., 7.000%, 02/01/17	570

		8,426

	Commercial Banks — 0.9%
	Barclays Bank plc, (United Kingdom),
1,360	6.050%, 12/04/17 (e) (m)	1,120
940	6.750%, 05/22/19 (m)	932
2,410	Credit Suisse, (Switzerland), 5.000%, 05/15/13 (m)	2,398
830	Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (d) (e) (i)	116
675	HSBC Bank USA N.A., 7.000%, 01/15/39 (m)	679
1,000	Standard Chartered Bank, (United Kingdom), 6.400%, 09/26/17 (e)	852

		6,097

	Commercial Services & Supplies — 0.5%
1,130	ACCO Brands Corp., 7.625%, 08/15/15 (m)	503
	Allied Waste North America, Inc.,
590	7.250%, 03/15/15 (m)	590
495	Series B, 7.375%, 04/15/14 (m)	505
230	Corrections Corp. of America, 6.250%, 03/15/13 (m)	218
1,260	Iron Mountain, Inc., 6.625%, 01/01/16 (m)	1,165

		2,981

	Communications Equipment — 0.1%
875	Nokia OYJ, (Finland), 5.375%, 05/15/19	869

	Computers & Peripherals — 0.4%
2,255	International Business Machines Corp., 7.625%, 10/15/18 (m)	2,662

	Consumer Finance — 1.1%
3,500	American Honda Finance Corp., VAR, 1.416%, 02/05/10 (e) (m)	3,390
955	Capital One Financial Corp., 6.750%, 09/15/17 (m)	905
1,935	Ford Motor Credit Co. LLC, 7.800%, 06/01/12 (m)	1,653
642	GMAC LLC, 6.875%, 08/28/12 (e) (m)	555
800	John Deere Capital Corp., 5.350%, 04/03/18 (m)	781

		7,284

	Containers & Packaging — 0.1%
300	Graham Packaging Co., Inc., 9.875%, 10/15/14 (m)	267
895	Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12 (d)	282

		549

	Diversified Consumer Services — 0.1%
630	Service Corp. International, 7.375%, 10/01/14	606
170	Stewart Enterprises, Inc., 6.250%, 02/15/13	154

		760

	Diversified Financial Services — 2.5%
	Bank of America Corp.,
3,840	5.650%, 05/01/18 (m)	3,436
1,365	7.375%, 05/15/14 (m)	1,437
4,000	Citigroup, Inc., 6.000%, 08/15/17 (m)	3,558
	General Electric Capital Corp.,
1,880	5.875%, 01/14/38 (m)	1,522
1,000	5.900%, 05/13/14 (m)	1,007
5,700	VAR, 0.953%, 08/15/11 (m)	5,356

		16,316

	Diversified Telecommunication Services — 3.6%
	AT&T, Inc.,
1,935	5.800%, 02/15/19 (m)	1,986
125	6.400%, 05/15/38 (m)	119
3,230	6.700%, 11/15/13 (m)	3,550
1,000	Deutsche Telekom International Finance BV, (Netherlands), 6.750%, 08/20/18 (m)	1,066
400	Koninklijke KPN N.V., (Netherlands), 8.000%, 10/01/10	422
810	Nordic Telephone Co. Holdings ApS, (Denmark), 8.875%, 05/01/16 (e)	810
315	PAETEC Holding Corp., 9.500%, 07/15/15	285
565	Qwest Communications International, Inc., 7.250%, 02/15/11	551
	Qwest Corp.,
2,098	7.875%, 09/01/11	2,090
340	8.875%, 03/15/12	343
2,120	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	2,001
	Telefonica Emisiones S.A.U., (Spain),
1,990	5.855%, 02/04/13	2,085
3,940	5.984%, 06/20/11	4,161
	Verizon Communications, Inc.,
1,140	6.400%, 02/15/38	1,099
1,690	8.750%, 11/01/18	2,011
610	Wind Acquisition Finance S.A., (Luxembourg), 10.750%, 12/01/15 (e)	641

		23,220

	Electric Utilities — 1.0%
85	Appalachian Power Co., 5.550%, 04/01/11 (m)	88
1,100	E.ON International Finance BV, (Netherlands), 5.800%, 04/30/18 (e) (m)	1,110
925	EDF S.A., (France), 6.950%, 01/26/39 (e) (m)	1,014
330	Mirant Americas Generation LLC, 8.300%, 05/01/11	328
1,010	Nevada Power Co., 7.125%, 03/15/19	1,021
660	Pacific Gas & Electric Co., 6.250%, 03/01/39	680
785	Spectra Energy Capital LLC, 7.500%, 09/15/38	707
290	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	172
615	Union Electric Co., 8.450%, 03/15/39	682
900	Virginia Electric & Power Co., 6.350%, 11/30/37	932

		6,734

	Electronic Equipment, Instruments & Components — 0.1%
275	Flextronics International Ltd., (Singapore), 6.250%, 11/15/14 (m)	246
157	NXP BV/Funding LLC, (Netherlands), 10.000%, 07/15/13 (e)	112

		358

	Energy Equipment & Services — 0.3%
620	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19 (m)	609
1,500	Transocean, Inc., (Cayman Islands), 6.000%, 03/15/18	1,503

		2,112

	FDIC Guaranteed Securities (~) — 1.6%
3,335	Bank of America Corp., 3.125%, 06/15/12 (m)	3,460
3,335	Citigroup, Inc., 2.875%, 12/09/11 (m)	3,439
3,300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12 (m)	3,438

		10,337

	Food & Staples Retailing — 1.1%
1,641	CVS Pass-Through Trust, 6.036%, 12/10/28 (e) (m)	1,352
1,930	CVS/Caremark Corp., VAR, 1.561%, 06/01/10 (m)	1,909
1,690	Kroger Co. (The), 6.400%, 08/15/17 (m)	1,768
1,145	Safeway, Inc., 6.350%, 08/15/17	1,210
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	674

		6,913

	Food Products — 0.6%
835	ConAgra Foods, Inc., 7.000%, 04/15/19 (m)	898
1,005	Del Monte Corp., 6.750%, 02/15/15 (m)	952
2,215	Kraft Foods, Inc., 6.500%, 08/11/17 (m)	2,312

		4,162

	Gas Utilities — 0.6%
1,005	EQT Corp., 8.125%, 06/01/19 (m)	1,037
250	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	207
1,105	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	1,123
1,440	Sonat, Inc., 7.625%, 07/15/11	1,416

		3,783

	Health Care Equipment & Supplies — 0.5%
2,000	Biomet, Inc., PIK, 10.375%, 10/15/17 (m)	1,900
910	Cooper Cos., Inc. (The), 7.125%, 02/15/15 (m)	871
320	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14 (m)	263

		3,034

	Health Care Providers & Services — 1.5%
1,825	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	1,804
3,024	HCA, Inc., PIK, 9.625%, 11/15/16 (m)	2,896
2,060	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	2,134
530	Tenet Healthcare Corp., 9.875%, 07/01/14	530
350	United Surgical Partners International, Inc., PIK, 9.250%, 05/01/17	271
2,000	UnitedHealth Group, Inc., VAR, 1.407%, 06/21/10 (m)	1,963

		9,598

	Hotels, Restaurants & Leisure — 0.7%
	Host Hotels & Resorts LP,
855	6.375%, 03/15/15 (m)	731
660	7.125%, 11/01/13 (m)	614
185	McDonald’s Corp., 6.300%, 10/15/37	196
	MGM Mirage,
930	5.875%, 02/27/14	591
830	6.750%, 04/01/13	552
	Royal Caribbean Cruises Ltd., (Liberia),
560	6.875%, 12/01/13	465
25	7.250%, 06/15/16	18
	Starwood Hotels & Resorts Worldwide, Inc.,
480	6.750%, 05/15/18	408
130	7.875%, 05/01/12	126
990	Vail Resorts, Inc., 6.750%, 02/15/14	943

		4,644

	Household Durables — 0.4%
150	ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13 (m)	133
150	Ames True Temper, Inc., VAR, 5.131%, 01/15/12 (m)	127
	Beazer Homes USA, Inc.,
260	6.500%, 11/15/13 (m)	121
80	6.875%, 07/15/15 (m)	36
1,220	Jarden Corp., 7.500%, 05/01/17 (m)	1,055
1,440	Sealy Mattress Co., 8.250%, 06/15/14	1,137
600	Simmons Bedding Co., 7.875%, 01/15/14 (d)	210
1,290	Simmons Co., SUB, 12/15/14	26

		2,845

	Household Products — 0.2%
220	Central Garden and Pet Co., 9.125%, 02/01/13 (m)	209
	Visant Holding Corp.,
630	8.750%, 12/01/13	609
410	SUB, 10.250%, 12/01/13 (m)	404

		1,222

	Independent Power Producers & Energy Traders — 0.4%
	Energy Future Holdings Corp.,
1,345	10.875%, 11/01/17 (m)	955
212	PIK, 11.250%, 11/01/17 (m)	111
1,540	NRG Energy, Inc., 7.375%, 02/01/16	1,449

		2,515

	Industrial Machinery — 0.1%
395	Baldor Electric Co., 8.625%, 02/15/17 (m)	359
462	RBS Global, Inc./Rexnord LLC, 9.500%, 08/01/14 (e)	386

		745

	Insurance — 3.3%
1,260	Allstate Corp. (The), 7.450%, 05/16/19 (m)	1,316
2,000	Allstate Life Global Funding II, VAR, 1.403%, 05/21/10 (m)	1,971
2,000	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e) (m)	1,706
700	Liberty Mutual Group, Inc., 7.500%, 08/15/36 (e)	449
1,450	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	1,431
2,210	Nationwide Life Global Funding I, VAR, 1.199%, 10/09/09 (e) (m)	2,196
	Pricoa Global Funding I,
1,045	5.400%, 10/18/12 (e)	1,020
3,000	VAR, 2.066%, 06/04/10 (e) (m)	2,892
1,150	Principal Financial Group, Inc., 8.875%, 05/15/19	1,137
637	QBE Insurance Group Ltd., (Australia), 9.750%, 03/14/14 (e) (f)	662
2,210	StanCorp Financial Group, Inc., VAR, 6.900%, 06/01/67	929
4,210	Stingray Pass-Through Trust, (Cayman Islands), 5.902%, 01/12/15 (e)	379
6,000	Xlliac Global Funding, VAR, 1.256%, 08/10/10 (e)	5,042

		21,130

	IT Services — 0.2%
450	First Data Corp., 9.875%, 09/24/15 (m)	306
1,400	SunGard Data Systems, Inc., 10.250%, 08/15/15	1,270

		1,576

	Leisure Equipment & Products — 0.1%
550	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	429

	Machinery — 0.2%
1,550	Terex Corp., 8.000%, 11/15/17	1,255
200	Titan International, Inc., 8.000%, 01/15/12	172

		1,427

	Media — 2.9%
1,010	CBS Corp., 8.875%, 05/15/19	1,004
710	CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (d)	649
485	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (d) (e)	465
	Comcast Corp.,
1,355	6.300%, 11/15/17 (m)	1,389
1,140	6.950%, 08/15/37 (m)	1,142
50	CSC Holdings, Inc., 8.625%, 02/15/19 (e) (m)	49
2,360	Dex Media West LLC/Dex Media West Finance Co., 9.875%, 08/15/13 (d) (m)	507
1,080	Dex Media, Inc., 9.000%, 11/15/13 (d) (m)	173
1,890	DirecTV Holdings LLC/DirecTV Financing Co., 6.375%, 06/15/15 (m)	1,720
2,350	DISH DBS Corp., 7.125%, 02/01/16 (m)	2,162
	Intelsat Jackson Holdings Ltd., (Bermuda),
465	9.500%, 06/15/16 (e) (m)	463
280	11.250%, 06/15/16 (m)	287
1,250	News Americas, Inc., 7.850%, 03/01/39 (e)	1,212
1,585	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	1,407
1,265	Thomson Reuters Corp., (Canada), 6.500%, 07/15/18	1,259
	Time Warner Cable, Inc.,
1,000	6.550%, 05/01/37	930
550	7.300%, 07/01/38	558
770	7.500%, 04/01/14	835
2,230	Time Warner, Inc., VAR, 1.150%, 11/13/09 (m)	2,222
435	Videotron Ltee, (Canada), 6.875%, 01/15/14	411

		18,844

	Metals & Mining — 0.9%
1,305	ArcelorMittal, (Luxembourg), 9.850%, 06/01/19 (m)	1,340
1,675	Arch Western Finance LLC, 6.750%, 07/01/13 (m)	1,524
450	FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e) (m)	399
1,145	Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15 (m)	1,145
1,635	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	1,182

		5,590

	Multiline Retail — 0.1%
850	Neiman-Marcus Group, Inc. (The), PIK, 9.000%, 10/15/15	455
500	Target Corp., 6.500%, 10/15/37	465

		920

	Multi-Utilities — 0.9%
1,065	DTE Energy Co., 7.625%, 05/15/14 (m)	1,100
2,050	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	1,990
630	Mirant North America LLC, 7.375%, 12/31/13	603
1,370	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	1,646
740	Veolia Environnement, (France), 6.000%, 06/01/18	724

		6,063

	Oil, Gas & Consumable Fuels — 2.7%
970	Anadarko Petroleum Corp., 6.450%, 09/15/36 (m)	808
1,097	Apache Corp., 6.900%, 09/15/18 (m)	1,227
1,090	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38 (m)	961
	Chesapeake Energy Corp.,
530	6.500%, 08/15/17 (m)	439
610	7.000%, 08/15/14 (m)	553
750	Denbury Resources, Inc., 7.500%, 12/15/15 (m)	709
200	El Paso Corp., 8.250%, 02/15/16 (m)	198
910	EnCana Corp., (Canada), 6.625%, 08/15/37 (m)	870
1,390	Enterprise Products Operating LLC, 6.300%, 09/15/17 (m)	1,336
310	Forest Oil Corp., 7.250%, 06/15/19 (m)	267
1,065	Hess Corp., 8.125%, 02/15/19 (m)	1,170
425	Newfield Exploration Co., 6.625%, 04/15/16	385
820	Nexen, Inc., (Canada), 6.400%, 05/15/37	700
1,315	ONEOK Partners LP, 5.900%, 04/01/12	1,332
	PetroHawk Energy Corp.,
110	7.875%, 06/01/15	102
300	9.125%, 07/15/13	295
740	Plains All American Pipelines LP, 6.500%, 05/01/18	715
350	Quicksilver Resources, Inc., 8.250%, 08/01/15	292
1,535	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	1,379
50	Tennessee Gas Pipeline Co., 8.000%, 02/01/16 (e)	51
515	Tesoro Corp., 6.625%, 11/01/15	438
680	Valero Energy Corp., 6.625%, 06/15/37	558
	XTO Energy, Inc.,
1,275	5.750%, 12/15/13	1,332
1,190	6.375%, 06/15/38	1,094

		17,211

	Paper & Forest Products — 0.2%
	Georgia-Pacific LLC,
420	7.000%, 01/15/15 (e) (m)	397
945	7.700%, 06/15/15 (m)	881

		1,278

	Pharmaceuticals — 0.6%
2,240	Novartis Capital Corp., 4.125%, 02/10/14	2,293
1,570	Pfizer, Inc., 6.200%, 03/15/19	1,681

		3,974

	Real Estate Investment Trusts (REITs) — 0.4%
1,115	Camden Property Trust, 5.700%, 05/15/17 (m)	928
610	ERP Operating LP, 5.200%, 04/01/13 (m)	587
1,315	Simon Property Group LP, 6.750%, 05/15/14	1,307

		2,822

	Road & Rail — 0.3%
200	Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	148
1,085	Canadian Pacific Railways Co., (Canada), 7.250%, 05/15/19 (m)	1,079
625	Hertz Corp. (The), 8.875%, 01/01/14 (m)	569
530	RSC Equipment Rental, Inc., 9.500%, 12/01/14	413

		2,209

	Semiconductors & Semiconductor Equipment — 0.1%
420	Freescale Semiconductor, Inc., PIK, 9.875%, 12/15/14 (m)	116
485	Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14	223

		339

	Software — 0.0% (g)
310	Open Solutions, Inc., 9.750%, 02/01/15 (e)	81

	Specialty Retail — 0.1%
615	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	620

	Textiles, Apparel & Luxury Goods — 0.2%
1,200	Hanesbrands, Inc., VAR, 5.697%, 12/15/14 (m)	966

	Tobacco — 0.4%
1,590	Altria Group, Inc., 9.700%, 11/10/18 (m)	1,810
730	Philip Morris International, Inc., 6.375%, 05/16/38	734

		2,544

	Wireless Telecommunication Services — 0.9%
1,020	Cricket Communications, Inc., 9.375%, 11/01/14 (m)	1,015
250	Crown Castle International Corp., 9.000%, 01/15/15 (m)	252
230	Digicel Group Ltd., (Bermuda), 8.875%, 01/15/15 (e) (m)	184
75	Intelsat Subsidiary Holding Co. Ltd., (Bermuda), 8.875%, 01/15/15 (e) (m)	74
30	iPCS, Inc., PIK, 5.028%, 05/01/14 (m)	22
1,000	MetroPCS Wireless, Inc., 9.250%, 11/01/14	1,004
2,000	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	2,135
1,395	Sprint Capital Corp., 6.900%, 05/01/19	1,130
		5,816

	Total Corporate Bonds (Cost $254,815)	247,732

	Mortgage Pass-Through Securities — 42.1%
	Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family,
59	6.000%, 02/01/11 - 04/01/11 (m)	62
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
100	6.000%, 01/01/35 - 06/15/39 (m)	105
28	7.000%, 12/01/25 - 02/01/26 (m)	31
70	7.500%, 10/01/26 - 02/01/27 (m)	77
50	8.000%, 04/01/26 - 07/01/26 (m)	56
6,200	TBA, 4.500%, 06/15/39	6,237
20,925	TBA, 5.000%, 06/15/39	21,402
35,940	TBA, 5.500%, 06/15/39	37,119
29,115	TBA, 6.000%, 06/15/39	30,452
6,800	TBA, 6.500%, 06/15/34	7,236
	Federal National Mortgage Association, 15 Year, Single Family,
18,965	TBA, 4.500%, 06/25/24	19,415
11,185	TBA, 5.000%, 06/25/24	11,566
2,850	TBA, 5.500%, 06/15/21	2,974
2,895	TBA, 6.000%, 06/25/24	3,054
	Federal National Mortgage Association, 30 Year, Single Family,
991	6.000%, 10/01/23 - 01/01/29 (m)	1,048
889	6.500%, 04/01/29 - 03/01/35 (m)	951
279	7.000%, 02/01/35 - 03/01/35 (m)	303
30	7.500%, 03/01/35 (m)	33
9,265	TBA, 4.500%, 06/25/39	9,335
57,620	TBA, 5.000%, 06/25/39	58,988
15,800	TBA, 6.000%, 06/25/39	16,541
10,685	TBA, 6.500%, 06/25/39	11,383
	Government National Mortgage Association, 30 Year, Single Family,
523	7.000%, 09/15/31(m)	572
7,700	TBA, 4.500%, 06/15/39	7,767
11,500	TBA, 5.500%, 06/15/39	11,924
9,865	TBA, 6.000%, 06/15/39	10,303
3,800	TBA, 6.500%, 06/15/39	4,019

	Total Mortgage Pass-Through Securities (Cost $272,838)	272,953

	Supranational — 0.5%
2,760	European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,809)	2,936

	U.S. Government Agency Securities — 10.4%
	Federal Home Loan Mortgage Corp.,
6,300	1.625%, 04/26/11 (m)	6,366
15,655	1.750%, 06/15/12 (m)	15,635
4,000	3.750%, 03/27/19 (m)	3,933
1,800	5.125%, 10/18/16 (m)	1,972
	Federal National Mortgage Association,
16,030	1.750%, 03/23/11 (m)	16,239
20,650	1.875%, 04/20/12 (m)	20,802
2,140	4.875%, 12/15/16 (m)	2,303
50	6.625%, 11/15/30 (m)	61

	Total U.S. Government Agency Securities (Cost $66,605)	67,311

	U.S. Treasury Obligations — 3.4%
	U.S. Treasury Bonds,
100	4.375%, 02/15/38 (m)	100
310	5.500%, 08/15/28 (m)	356
300	6.250%, 08/15/23 (m)	364
690	7.250%, 05/15/16 (m)	872
750	7.500%, 11/15/16 (m)	963
6,500	U.S. Treasury Inflation Indexed Notes, 0.625%, 04/15/13 (m)	6,525
	U.S. Treasury Notes,
3,750	0.875%, 04/30/11 (m)	3,750
1,252	1.375%, 02/15/12 (m)	1,257
5,800	1.750%, 11/15/11 (m)	5,885
575	3.500%, 02/15/18 (m)	581
1,360	3.750%, 11/15/18 (m)	1,390
	Total U.S. Treasury Obligations (Cost $21,397)	22,043
	Total Long-Term Investments (Cost $783,921)	750,316
NUMBER OF CONTRACTS

	Options Purchased — 0.1%
	Call Option Purchased — 0.0% (g)
238	1 Year Eurodollar Mid-Curve Futures, Expiring 06/12/09 @ $99.00, American Style	4

	Put Option Purchased — 0.1%
145	90 Day Eurodollar Futures, Expiring 06/15/09 @ $98.13, American Style	1
318	90 Day Eurodollar Futures, Expiring 06/15/09 @ $98.75, American Style	2
	Payer Options Purchased on Interest Rate Swaps:
15,070	Expiring 03/25/10. If exercised the Fund pays semi-annually 4.250%
	and receives quarterly floating 3 month LIBOR terminating 03/29/20,
	European Style. Counterparty: Deutsche Bank AG, New York (r)	588
	Total Put Option Purchased	591
	Total Options Purchased (Cost $305)	595
SHARES

	Short-Term Investments — 29.3%
	Investment Company — 28.7%
185,994	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.530% (b) (l) (m) (Cost $185,994)	185,994

	U.S. Treasury Bill — 0.6%
4,000	U.S. Treasury Bill, 0.150%, 08/06/09 (k) (m) (Cost $3,999)	3,999
	Total Short-Term Investments (Cost $189,993)	189,993

	Total Investments — 145.2%
	(Cost $974,219)	940,904
	Liabilities in Excess of Other Assets — (45.2)%	(292,847)

	NET ASSETS — 100.0%	$648,057

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
65	30 Day Federal Funds	06/30/09	$27,035	$249
43	30 Day Federal Funds	07/31/09	17,882	170
241	10 Year U.S. Treasury Note	09/21/09	28,197	29
228	30 Year U.S. Treasury Bond	09/21/09	26,826	6
39	2 Year U.S. Treasury Note	09/30/09	8,456	8
195	5 Year Treasury Note	09/30/09	22,516	26
182	30 Day Federal Funds	11/30/09	75,625	185
194	3 Month Euro	09/13/10	67,351	85
327	Eurodollar	09/13/10	80,401	485
	Short Futures Outstanding
(194)	3 Month Euro	09/14/09	(67,800)	(77)
(509)	10 Year U.S. Treasury Note	09/21/09	(59,553)	(148)
(64)	2 Year U.S. Treasury Note	09/30/09	(13,876)	(9)
(40)	5 Year U.S. Treasury Note	09/30/09	(4,619)	24

				$1,033

Short Positions

PRINCIPIAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

(17,815)	FNMA, 30 Year, Single Family, TBA, 5.50%, 06/25/39	(18,416)

	(Proceeds received of $18,420.)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
GMAC	—	General Motors Acceptance Corp.
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2009.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2009.

~

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $786,000 which amounts to 0.08% of total investments.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of May 31, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(r)	Rates shown are per annum and payments are as described.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2009.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,527
Aggregate gross unrealized depreciation	(45,842)

Net unrealized appreciation/depreciation	$(33,315)

Federal income tax cost of investments	$974,219

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 year Eurodollar Mid-Curve Futures, American Style	$ 98.63	09/11/09	145	$ (49)
1 year Eurodollar Mid-Curve Futures, American Style	98.75	06/12/09	238	(27)
(Premiums received of $71.)				$ (76)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note Futures, American Style	$ 114.00	06/26/09	60	$ (24)
(Premiums received of $22.)

Credit Default Swaps - Buy Protection [1]
Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)		TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/09 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Credit Suisse International:
Kingdom of Sweden, 3.875%, 12/29/09	1.540% quarterly		03/20/14	0.591%	1,150	$ (54)	$ -
Kingdom of Sweden, 3.875%, 12/29/09	1.420% quarterly		03/20/14	0.591	2,350	(95)	-
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly		06/20/14	4.528	1,500	(44)	(60)
Deutsche Bank AG, New York:
Aetna, Inc., 6.625%, 06/15/36	1.280% quarterly		03/20/14	0.847	2,000	(44)	-
Republic of Austria, 5.250%, 01/04/11	1.620% quarterly		06/20/14	1.097	6,100	(167)	-
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	5.000% quarterly		06/20/14	4.623	3,700	(92)	(1,155)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly		06/20/14	4.528	3,000	(87)	(27)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly		06/20/14	4.528	3,000	(87)	65
Sara Lee Corp., 6.125%, 11/01/32	1.000% quarterly		06/20/14	0.410	2,000	(61)	53
Royal Bank of Scotland:
Aetna, Inc., 6.625%, 06/15/36	1.220% quarterly		12/20/13	0.835	6,000	(113)	-
Republic of Korea, 4.250%, 06/01/13	3.400% quarterly		03/20/14	1.715	2,000	(162)	-
Republic of Slovenia, 5.375%, 04/11/11	2.250% semi-annually		02/20/14	0.822	320	(23)	-
Republic of Slovenia, 5.375%, 04/11/11	2.197% semi-annually		02/20/14	0.822	520	(35)	-
Republic of Slovenia, 5.375%, 04/11/11	2.080% semi-annually		02/20/14	0.822	560	(35)	-
Republic of Slovenia, 5.375%, 04/11/11	2.080% semi-annually		02/20/14	0.822	1,900	(116)	-
						$ (1,215)	$ (1,124)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)		TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 12/31/08 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS |(PAID)/RECEIVED [5]
Credit Suisse International:
CMBX.NA.AAA.1.1	0.100% monthly		10/12/52	2.131%	$ 1,500	$ 166	$ (308)
CMBX.NA.AAA.1.1	0.100% monthly		10/12/52	2.131	2,500	278	(561)
CMBX.NA.AAA.1.1	0.100% monthly		10/12/52	2.131	3,500	389	(796)
CMBX.NA.AAA.1.1	0.100% monthly		10/12/52	2.131	5,000	555	(1,200)

Deutsche Bank AG, New York:
CDX.EM.11.1	5.000% semi-annually		06/20/14	3.876	2,000	(115)	96
CMBX.NA.AAA.1.1	0.100% monthly		10/12/52	2.131	5,000	555	(962)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly		05/25/46	46.243	5,500	1,697	(1,875)
ABX.HE.PENAAA.06.2	0.110% monthly		05/25/46	46.243	11,375	3,509	(2,098)
CMBX.NA.AA.2.1	0.150% monthly		03/15/49	17.948	1,000	674	(700)
						$ 7,708	$ (8,404)

Credit Default Swaps - Sell Protection [2]
Corporate and Sovereign Issuers:
							UPFRONT
SWAP COUNTERPARTY/	FUND RECEIVES		TERMINATION	IMPLIED CREDIT SPREAD	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)		DATE	AS OF 12/31/08 [3]	AMOUNT [4]	VALUE	(PAID)/RECEIVED [5]
Credit Suisse International:
Assured Guaranty U.S. Holdings, Inc., 7.000%, 06/01/34	5.000% quarterly		06/20/14	22.175%	$ 1,500	$ (599)	$ 785
Deutsche Bank AG, New York:
Assured Guaranty U.S. Holdings, Inc., 7.000%, 06/01/34	5.000% quarterly		06/20/14	22.175	2,000	(798)	1,063
Assured Guaranty U.S. Holdings, Inc., 7.000%, 06/01/34	5.000% quarterly		06/20/14	22.175	2,000	(798)	1,007
Assured Guaranty U.S. Holdings, Inc., 7.000%, 06/01/34	5.000% quarterly		06/20/14	22.175	3,000	(1,198)	1,581
Canadian Natural Resources Ltd., 5.450%, 10/01/12	5.600% quarterly		03/20/14	2.306	1,700	257	-
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly		06/20/14	4.395	3,000	103	(59)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly		06/20/14	4.395	3,000	103	(115)
Prudential Financial, Inc., 4.500%, 07/15/13	5.000% quarterly		06/20/14	4.675	2,000	46	330
						$ (2,884)	$ 4,592

Credit Indices:
						UPFRONT
SWAP COUNTERPARTY/	FUND RECEIVES	TERMINATION	IMPLIED CREDIT SPREAD	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	AS OF 12/31/08 [3]	AMOUNT [4]	VALUE	(PAID)/RECEIVED [5]
Credit Suisse International:
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356%	$ 2,000	$ (345)	$ 345
Deutsche Bank AG, New York:
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356	10,000	(1,726)	2,465
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356	10,000	(1,726)	2,425
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356	10,000	(1,726)	2,391
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	53.932	5,000	(3,619)	3,625
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	53.932	11,375	(8,232)	6,126
CDX.NA.HY.12.1	5.000% quarterly	06/20/14	10.356	4,000	(691)	681
					$ (18,065)	$ 18,058

[1] The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2] The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3] Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4] The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors.)

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Credit Suisse International (†)	U.S. Treasury Note, 2.750%, 02/15/19	$ 96.62	06/04/09	$ 26,050	$ 688	$ -
Credit Suisse International (†)	U.S. Treasury Note, 4.500%, 02/15/16	108.55	06/29/09	1,900	(16)	-
Credit Suisse International (††)	U.S. Treasury Bond, 8.750%, 08/15/20	146.68	06/04/09	18,270	(605)	-
Credit Suisse International (††)	U.S. Treasury Note, 4.500%, 05/15/17	111.78	06/04/09	36,030	(897)	-
Credit Suisse International (††)	U.S. Treasury Inflation Indexed Bond, 2.000%, 01/15/16	101.52	06/29/09	2,000	11	-
					$(819)	$ -

(†) If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

(††) If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.

[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments.

During the period, the Fund adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”).

SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 186,001	$ (100)	$1,267	$ (234)
Level 2 – Other significant observable inputs	754,117	(18,416)	5,939	(8,092)
Level 3 – Significant unobservable inputs	786	-	-	-
Total	$ 940,904	$(18,516)	$7,206	$ (8,326)

†  Liabilities in securities sold short may include written options.

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/28/09	$ 4,901	$ -
Realized gain (loss)	(325)	-
Change in unrealized appreciation (depreciation)	421	-
Net amortization/accretion	(1)	-
Net purchases (sales)	(2,894)	-
Net transfers in (out) of Level 3	(1,316)	-
Balance as of 05/31/09	$ 786	$ -

* Other financial instruments include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $24,000.

1. Derivatives

The Fund may use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategy.  Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments, or to generate income or gain to the Fund.  The Fund may also use derivatives to manage interest rate (e.g., duration and yield curve) and sector exposures and credit and spread volatility.  The Fund may be subject to various risks from the use of derivatives including: (i) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the funds to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.  Investing in certain derivatives also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Notional amounts are used to express the volume of Fund’s derivatives activities. These amounts are disclosed in the accompanying Schedule of Investments.

Notes 1A – 1D below describe the various derivatives types used by the Fund.

1A. Futures – The Fund uses Treasury or other financial futures to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified security or financial index over a predetermined time period.  Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.  Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation.  Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported at the closing or expiration of futures contracts.  Secu rities deposited as initial margin are designated in the Schedule of Investments.

Use of long futures contracts subjects the Fund to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.  Under some circumstances, future exchanges may establish daily limits on the amount that the price of a futures contract can vary from previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions

1B. Forward Foreign Currency Contracts- The Fund may be exposed to foreign currency risks associated with portfolio investments and use forward foreign currency contracts to hedge or manage these exposures.    Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The values of forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency and changes to value are recorded as unrealized appreciation or depreciation until the contract settlement date. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

1C. Options - The Fund purchases and sells (write) put and call options on various instruments including futures, securities and interest rate swaps (referred to as swaptions) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index or rate.  A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (strike price) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions are settled for cash. Uncovered call options written subject the Fund to unlimited risk of loss. Covered call options written limit the upside potential of a security above the strike price.

Written Options- Premiums received by the Fund for written options are adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation.  Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the option seller is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the security purchased.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Purchased Options – Premiums paid by the Fund for purchased options are adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation.  If the option is allowed to expire, a Fund will lose the entire premium it paid and record a realized loss for the premium amount.  Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

1D. Swaps - The Fund may engage in various swap transactions, including interest rate, credit default, index, price lock, spreadlock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve) currency, and inflation risks within their respective portfolios.  The Fund also uses swaps as alternatives to direct investments.  Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund, are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Credit Default Swaps - The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index.  A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments, to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term.  Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation.  Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements.  The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced: by the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and, net amounts received from credit default swaps purchased with the identical reference obligation.

Price Locks Swaps – The Fund enters into price lock swaps to hedge interest rate exposures within its investment portfolio.  Price lock swaps are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 29, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

July 29, 2009